   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 3, 1998

                                              REGISTRATION NOS. 2-90380/811-4001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------
                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [_]

                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 23

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                                                             [X]
                             AMENDMENT NO. 22

                                ----------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 Madison Avenue, New York, New York 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ----------------

                              GARY A. BELLER, ESQ.

            Senior Executive Vice-President and General Counsel
                      Metropolitan Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

                                   Copies to:
                              JOHN A. DUDLEY, ESQ.
                            Sullivan & Worcester LLP
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                                ----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485
  [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485
  [_] on (date) pursuant to paragraph (a)(2) of Rule 485

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 1997 was filed with the Commission on March 27, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                               ----------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

   N-4
 ITEM NO.                                           PROSPECTUS HEADING
 --------                                           ------------------
    1.    Cover Page....................   Cover Page
    2.    Definitions...................   Index of Special Terms
    3.    Synopsis......................   Tables of Expenses, Summary
    4.    Condensed Financial              Condensed Financial Information; Does
           Information..................    MetLife Advertise the Performance of
                                            the Separate Account?
    5.    General Description of
           Registrant, Depositor, and      Our Company and the Separate Account;
           Portfolio Companies..........    Your Investment Choices; What Are
                                            Your Voting Rights Regarding
                                            Portfolio Shares?
    6.    Deductions and Expenses.......   Deductions and Charges; Exemptions
                                            from Early Withdrawal Charges; Your
                                            Investment Choices; Who Sells Your
                                            Contract and Do You Pay a Commission
                                            on the Purchase of Your Contract?;
                                            Can MetLife Change The Provisions of
                                            Your Contract?
    7.    General Description of
           Variable Annuity Contract....   Summary; The Contracts Described in
                                            this Prospectus; Purchase Payments
    8.    Annuity Period................   Income Plan Options; The Variable
                                            Payout Annuities Described in this
                                            Prospectus
    9.    Death Benefit.................   Death Benefit
   10.    Purchases and Contract Values.   Purchase Payments; Determining the
                                            Value of Your Separate Account
                                            Investment; Who Sells Your Contract
                                            and Do You Pay a Commission on the
                                            Purchase of Your Contract?
   11.    Redemptions...................   Withdrawals and Transfers; Other
                                            Contract Provisions--Can We Cancel
                                            Your Contract?
   12.    Taxes.........................   Taxes
   13.    Legal Proceedings.............   Not Applicable
   14.    Table of Contents of the
           Statement of Additional         Table of Contents of the Statement of
           Information..................    Additional Information
   15.    Cover Page....................   Cover Page
   16.    Table of Contents.............   Table of Contents

   N-4
 ITEM NO.                                           PROSPECTUS HEADING
 --------                                           ------------------
   17.    General Information and
           History......................  Not Applicable
   18.    Services......................  Independent Auditors; Distribution of
                                           Certificates and Interests in the
                                           Contracts
   19.    Purchase of Securities Being
           Offered......................  Not Applicable
   20.    Underwriters..................  Distribution of Certificates and
                                           Interests in the Contracts; Early
                                           Withdrawal Charge
   21.    Calculation of Performance
           Data.........................  Performance Data
   22.    Annuity Payments..............  Variable Income Payments
   23.    Financial Statements..........  Financial Statements of the Separate
                                           Account; Financial Statements of
                                           Metropolitan Life

          Preference Plus(R) Account Profile

             Individual Retirement Annuities

             Roth Individual Retirement Annuities

             SIMPLE Individual Retirement Annuities

             Non-Qualified Annuities

             Simplified Employee Pensions

          May 1, 1998

                                             [LOGO] MetLife(R)
                                             Retirement & Savings Center

                      METROPOLITAN LIFE INSURANCE COMPANY

                      METROPOLITAN LIFE SEPARATE ACCOUNT E


PROFILE OF THE PREFERENCE PLUS(R) ACCOUNT DEFERRED INDIVIDUAL AND GROUP INDIVIDUAL RETIREMENT ANNUITIES ("IRAS"), ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS"), SIMPLE INDIVIDUAL RETIREMENT ANNUITIES ("SIMPLE IRAS"), NON-QUALIFIED ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS ("SEPS") VARIABLE ANNUITY CONTRACTS ("CONTRACTS").
 ................................................................................

This Profile is a summary of the more important points that you should know and consider before purchasing a Contract or investing under a Contract. The Con-tract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT

    After you or your employer or the trustee makes the first purchase payment on your behalf, an account is set up for you under the Contract. You will receive a contract which is a legal agreement between you and Metropolitan Life Insurance Company (MetLife) or a certificate which summarizes the relevant provisions of a group contract between MetLife and the employer or trustee. If purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights described in this Profile are subject to the terms of the plan. The Contract consists of two phases: the accumulation or "pay-in" phase and the annuity or "pay-out" phase. By making one or more purchase payments, you accumulate money in your account during the pay-in phase. MetLife will hold your money and credit any investment returns as long as the money remains in your ac-count. The pay-out phase begins when you either take all of your money out of the account or elect to receive "income" payments that MetLife makes using the money from your account. The number and the amount of the income payments you receive depend on the pay-out option you choose and the amount used to provide your income payments.

    The Contract is called an "annuity" because you can elect income payments. The Contract is a "variable annuity" because, based on the performance of the investment options you choose, your account value may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment options you choose. There is also a fixed interest rate option called the Fixed Interest Account. The Fixed Interest Account provides interest rates guaranteed by MetLife and is not described in this Profile. While there is a possible loss of principal in the investment options, they offer the opportunity for greater returns than the interest rate guaranteed under the Fixed Interest Account.

    You may transfer money in your account among the investment options and between the investment options and the Fixed Interest Account as often as you like. There is no minimum amount required to make a transfer nor is there a charge for transfers.

2. ANNUITY PAYMENTS

    The pay-out phase begins when you elect either to take out all the money in your account or you start to receive income payments that MetLife makes using the money from your account. You can choose income payments that are fixed, variable or both. If the payments are fixed, MetLife guarantees the amount of each payment. If the payments are variable, the amount is not guaranteed and can go up or down based upon the performance of the invest-ment options you have chosen. Income payments can be received monthly, quarterly, semi-annually or annually. MetLife can guarantee income pay-ments to last for a fixed period of time, for your lifetime, or for as long as either you or a person you choose is living. Other pay-out choices are available.

3. PURCHASE

    You, your employer, or the trustee of a retirement plan can purchase a contract through your MetLife representative or a representative of other firms MetLife has selected. You must indicate that you want to invest un-der a contract by filling out the appropriate forms.

    There is no minimum purchase payment amount. (MetLife may cancel the Con-tract if your account value falls below certain minimums.) You can put more money in your account, but MetLife may reject purchase payments over $500,000.

    WHO SHOULD BUY A CONTRACT? Contracts are appropriate for individuals sav-ing for retirement. The Non-Qualified Contract is called "non-qualified" because it does not meet the requirements or "qualify" under the Federal income tax laws for retirement plans or IRAs. Purchase payments for Non-Qualified Contracts are not tax-deductible. Purchase payments for the other Contracts qualify under the Federal income tax laws for retirement plans or are IRAs. For the IRA Contract, purchase payments may be totally, partially, or not tax-deductible, depending on your situation. Purchase payments made under qualified retirement plans or arrangements under SIM-PLE IRAs or SEP Contracts are generally fully tax-deductible or made on a pre-tax basis. Purchase payments for a Roth IRA are not tax deductible. If certain requirements are met, withdrawals of earnings under Roth IRAs are tax free.

4. INVESTMENT OPTIONS

    The investment options are:

    . Income                  . Loomis Sayles High Yield Bond
    . Diversified             . Aggressive Growth
    . Stock Index             . T. Rowe Price Small Cap Growth
    . Growth                  . Scudder Global Equity
    . Janus Mid Cap           . International Stock

    Money in the investment options are invested in the Metropolitan Series Fund, Inc., an underlying mutual fund that invests in stocks, bonds and other investments. Not all options are available in all states.

5. EXPENSES

    There are two types of charges you pay while you have money in an invest-ment option. The first is an insurance-related charge that on an annual basis will not exceed 1.25% of the average daily value of the amount you have in each investment option. This charge is used to pay MetLife for general administrative expenses and for mortality and expense risks of the Contract. MetLife guarantees that the insurance-related charge will never increase while you have a contract or certificate. The second charge is investment-related. It pays the investment manager for managing amounts in the investment options and pays for investment operating expenses. For the Income, Diversified, Stock Index, Growth, Aggressive Growth, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, and International Stock investment options, the investment-related charges range on an annual basis from .33% to 1.12% of the average daily value of the amount you have in an investment option, depending on the options you select.

                                   PROFILE 2

    If you decide to take all or part of a purchase payment out of your ac-count within seven years of when you made it, a withdrawal charge of up to 7% of the purchase payment withdrawn may also be imposed as follows:


              DURING PURCHASE PAYMENT YEAR

            1       2          3          4          5          6          7          8 & Later
            7%      6%         5%         4%         3%         2%         1%         0

    There are no annual Contract charges. (For the IRA, Non-Qualified, Roth IRA and SEP Contracts, there is a $20 charge applied against any amounts in the Fixed Interest Account only if your account value is less than $20,000 and you are not enrolled in MetLife's payroll deduction or bank authorization programs. For the SIMPLE IRA Contract, there is a $20 charge applied against any amounts in the Fixed Interest Account only if your ac-count value is less than $20,000 and if you fail to make purchase payments during the year.)

    The table below summarizes the Contract expenses described on the previous page for the year ending December 31, 1997.

      . The first two columns are the insurance-related and investment-re-lated charges per investment option and the third column is the to-tal. The total annual investment related charges column reflects all expense reimbursements and fee waiver arrangements.

      . The last two columns indicate the amount you would pay, including any withdrawal charges, on a hypothetical $1,000 investment in each in-vestment option if you took your money out of the account as of the end of the first year or as of the end of the tenth year. (There are no numbers for some of the options for the "10 years" example, be-cause the investment options are new.)

      . These examples also assume a 5% investment return each year and that 10% of the account value is free of withdrawal charges. The table as-sumes that annuity taxes are 0%.


                          TOTAL ANNUAL  TOTAL ANNUAL   TOTAL ANNUAL  EXAMPLES: TOTAL
                           INSURANCE     INVESTMENT-     CHARGES     ANNUAL EXPENSES
                             CHARGE    RELATED CHARGES              AS OF THE END OF
INVESTMENT
OPTION                                                              1 YEAR    10 YEARS
 ................................................................................
Income                        1.25%          .43%          1.68%         $80        $200
Diversified                   1.25%          .50%          1.75%         $81        $208
Stock Index                   1.25%          .33%          1.58%         $79        $189
Growth                        1.25%          .56%          1.81%         $81        $214
Janus Mid Cap                 1.25%          .89%          2.14%         $85         --
Loomis Sayles High Yield
 Bond                         1.25%          .90%          2.15%         $85         --
Aggressive Growth             1.25%          .79%          2.04%         $84        $239
T. Rowe Price Small Cap
 Growth                       1.25%          .73%          1.98%         $83         --
Scudder Global Equity         1.25%         1.12%          2.37%         $87         --
International Stock           1.25%         1.03%          2.28%         $86        $264

                                   PROFILE 3

    The complete Table of Expenses can be found in the prospectus for the Con-tracts.

6. TAXES

    Generally, you will not be taxed on any earnings from your account until you make a withdrawal. If you take money out of your account before age 59 1/2, you may also have to pay a 10% (or 25%) Federal income tax penalty on the portion of the withdrawal which is taxable. (The Federal income tax penalty is 25% for the first two years of a SIMPLE IRA and 10% for all other withdrawals.)

    For tax purposes, withdrawals from the Non-Qualified Contract are normally treated as coming from taxable earnings first and then from non-taxable purchase payments.

    For the IRA Contract, the tax treatment of a withdrawal will depend on whether your purchase payment was tax-deductible or not deductible and the number and size of any other IRAs you own.

    If your purchase payment under the IRA, SEP or SIMPLE IRA Contract was fully tax-deductible or made on a pre-tax basis, all withdrawals will be subject to ordinary income tax.

    Roth IRA contributions are not deductible and may be limited depending upon your adjusted gross income. Generally, withdrawals of earnings from a Roth IRA are tax free if certain requirements are met. If withdrawals of earnings do not meet the requirements, the earnings will be subject to in-come tax and an additional 10% tax penalty may apply. Conversions from ex-isting IRAs to Roth IRAs are permitted if you meet certain requirements, however, your money will be subject to income tax on all converted amounts which were not previously taxed.

    Income payments are subject to different tax rules. Some jurisdictions may also tax amounts in annuities. MetLife does not deduct annuity taxes from your account until the pay-out phase of the Contract. Annuity taxes cur-rently range up to 5%.

7. ACCESS TO YOUR MONEY

    When you want to take money out of your account, you may request a with-drawal of at least $500 or your account value, if less. A withdrawal charge of up to 7% that declines to zero over a seven year period applies to each purchase payment and may be deducted from your account. The amount of the withdrawal charge depends upon how long the withdrawn purchase pay-ments were in your account. Whether or not a contract withdrawal charge applies, withdrawals may be subject to income taxes, as well as a 10% tax penalty if you are age 59 1/2 or less. (The tax penalty is 25% for the first two years of a SIMPLE IRA, and 10% for all other withdrawals.) Under proposed legislation, additional tax penalties may apply to individuals under certain circumstances for Roth IRAs.

    You do not pay a contract withdrawal charge if:

      A. The withdrawal is the first in a contract year and is up to 10% of the value of your account.

      B. The amount withdrawn is from purchase payments made over seven years ago.

                                   PROFILE 4

      C. You elect to purchase a lifetime income option or an income that will be paid for at least five years without the right to cancel the payment method.

      D. You die during the pay-in phase of the Contract.

      E. You notify us in writing that you want to cancel the Contract within 10 days of receipt of your Contract. (Your rights to cancel may vary in some states.)

      F. You or your spouse (i) is a resident in certain nursing home facili-ties for at least 90 consecutive days or (ii) has been diagnosed as terminally ill and is expected to die within 12 months. (May not be available in all states.)

      G. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regula-tions that apply to IRA, SIMPLE IRA or SEP Contracts.

      H. You accept an amendment to your IRA Contract approved in your state, which converts your total account value to a Roth IRA Contract.

    Transfers from certain MetLife contracts "rolled over" to these Contracts have different withdrawal charges.

8. PERFORMANCE HISTORY

    The following chart shows the percentage change in unit values (total re-turn) for the investment options for certain time periods. (Unit values are the bookkeeping measure MetLife uses to track account values.) The unit values reflect the insurance-related charges and investment-related charges. The total return history below does not reflect withdrawal charges. If they were included, the total return figures would have been lower. Past performance does not guarantee future results.

INVESTMENT OPTION       1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-  1/1/97-
                        12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97
 ................................................................................
   Income                15.94%    5.61%    9.94%   -4.34%   18.10%    2.30%    8.49%
   Diversified           23.42%    8.09%   11.42%   -4.24%   25.46%   13.06%   19.09%
   Stock Index           28.11%    6.11%    8.21%   -0.07%   35.18%   21.11%   30.54%
   Growth                31.48%   10.25%   12.98%   -4.47%   31.48%   20.67%   26.81%
   Aggressive Growth     64.38%    9.00%   21.09%   -3.11%   27.93%    6.35%    5.38%
   International Stock           -11.31%   46.01%    3.71%   -0.42%   -2.96%   -3.56%

    Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Se-ries Fund, Inc., other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

                                   PROFILE 5

9. DEATH BENEFIT

    If you or the person whose life determines when income payments are to be made, if different, die before the pay-out phase begins, MetLife will pay a death benefit that equals the greatest of: (1) your account value, (2) your highest account value on December 31 of any fifth anniversary of your purchase of the contract, less any later withdrawals and fees and (3) the total of all purchase payments you made less withdrawals.

10. OTHER INFORMATION

      A. The Non-Qualified, IRA and Roth IRA Contracts described in this Pro-file are individual contracts. You, as purchaser of the contract, have all rights under the contract. The SEP Contract is a group con-tract. The SIMPLE IRA Contract may be either an individual or group contract.
      B. Metropolitan's Easy Telephone Service: Account information is avail-able 24 hours a day on our toll-free line. Requests may also be made during business hours.

      C. Payroll deduction/bank authorization: You may be able to make pur-chase payments conveniently by authorizing deductions from your sal-ary or transfers from your bank account.

      D. MetLife's Automated Investment Strategies: Although no investment strategy can guarantee a profit or protect against loss, you can se-lect an automated investment strategy to help make investing easy. When you choose an automated investment strategy, MetLife will make scheduled transfers among the Fixed Interest Account and the invest-ment options that help you follow the strategies described below:

             THE EQUITY GENERATOR SM: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to the Stock Index or Aggressive Growth investment option.

             THE EQUALIZER SM: Amounts in the Fixed Interest Account and in the Stock Index or Aggressive Growth investment options are transferred quarterly from one to the other in order to make the amounts in each equal.

             THE REBALANCER SM: Amounts in the investment options and the Fixed Interest Account are transferred each quarter in order to bring the percentage of your account value in each option back to the original allocation that you choose.

             THE ALLOCATOR SM: A dollar amount you choose is transferred monthly from the Fixed Interest Account into any of the invest-ment options. You select the day of the month and the period dur-ing which the transfers will occur.

11. INQUIRIES

    Please contact MetLife at:
    Metropolitan Life Insurance Company
    One Madison Avenue
    New York, NY 10010
    Attention: Retirement & Savings Center
    1-800-553-4459

                                   PROFILE 6

          Preference Plus(R) Account Prospectus

             Individual Retirement Annuities

             Roth Individual Retirement Annuities

             SIMPLE Individual Retirement Annuities
             Non-Qualified Annuities

             Simplified Employee Pensions

          May 1, 1998


                                                [LOGO] MetLife(R)

                                                Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees individual retirement annuities, Roth individual retirement annuities and simplified employee pensions Preference Plus Contracts ("Contracts") and individual and group non-qualified annuities, individual retirement annuities, Savings Incentive Match Plan for Employees individual retirement annuities, Roth individual retirement annuities and simplified employee pensions Preference Plus Income Annuities ("Income Annuities").

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and State Street Research International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

     THESE SECURITIES  HAVE  NOT BEEN  APPROVED OR  DISAPPROVED  BY THE
      SECURITIES  AND  EXCHANGE  COMMISSION OR  ANY  STATE  SECURITIES
        COMMISSION NOR  HAS THE  COMMISSION OR ANY  STATE SECURITIES
         COMMISSION PASSED  UPON THE  ACCURACY OR ADEQUACY  OF THIS
          PROSPECTUS.  ANY  REPRESENTATION TO  THE CONTRARY  IS  A
            CRIMINAL OFFENSE.

INTERESTS IN THE SEPARATE ACCOUNT AND THE FIXED INTEREST ACCOUNT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, OR GUARANTEED BY THE U.S. GOVERNMENT, ANY BANK OR OTHER DEPOSITORY INSTITUTION. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, Area 2H, One Madison Avenue, New York, NY 10010 Attention: Alan DeMichele. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center; telephone number (800) 553-4459. The table of contents of the Statement of Additional Information appears on page A-PPA-32.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1998.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. A-PPA- 3
TABLE OF EXPENSES...................................................... A-PPA- 4
SUMMARY................................................................ A-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. A-PPA- 7
FINANCIAL STATEMENTS................................................... A-PPA- 8
OUR COMPANY AND THE SEPARATE ACCOUNT................................... A-PPA- 9
DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS........................ A-PPA-10
  YOUR INVESTMENT CHOICES.............................................. A-PPA-10
  PURCHASE PAYMENTS.................................................... A-PPA-12
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ A-PPA-13
  WITHDRAWALS AND TRANSFERS............................................ A-PPA-14
  DEDUCTIONS AND CHARGES............................................... A-PPA-15
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. A-PPA-16
  DEATH BENEFIT........................................................ A-PPA-17
  INCOME OPTIONS....................................................... A-PPA-18
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS.......................... A-PPA-19
  ADMINISTRATION....................................................... A-PPA-19
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... A-PPA-20
  TRANSFERS............................................................ A-PPA-20
  DEDUCTIONS AND CHARGES............................................... A-PPA-21
OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS.................. A-PPA-23
TAXES.................................................................. A-PPA-27
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... A-PPA-32
APPENDIX............................................................... A-PPA-33
INDEX.................................................................. A-PPA-34

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    A-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ A-PPA- 6
Accumulation Units..................................................... A-PPA-13
Annuity Units.......................................................... A-PPA-20
Assumed Investment Rate................................................ A-PPA-20
Contract Year.......................................................... A-PPA-15
Contracts.............................................................. A-PPA- 1
Designated Office...................................................... A-PPA-12
Early Withdrawal Charge................................................ A-PPA-16
Experience Factor...................................................... A-PPA-13
Free Corridor.......................................................... A-PPA-16
Income Annuities....................................................... A-PPA- 1
Preference Plus Contracts.............................................. A-PPA- 1
Preference Plus Income Annuities....................................... A-PPA- 1
Separate Account....................................................... A-PPA- 6
Systematic Withdrawal Income Program................................... A-PPA-14
Valuation Period....................................................... A-PPA-13

                                    A-PPA-3

       TABLE OF EXPENSES--PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account and Metropolitan Fund expenses for the fiscal year ending December 31, 1997:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None(b)
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .50%(c)
 Mortality and Expense Risk Charge.................................   .75%(c)
 Total Separate Account Annual Expenses............................  1.25%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                           OTHER EXPENSES
                                                MANAGEMENT AFTER EXPENSE
                                                   FEES    REIMBURSEMENT  TOTAL
                                                ---------- -------------- -----
 State Street Research Income
  Portfolio(d)(e)(f)...........................    .33          .10        .43
 State Street Research Diversified
  Portfolio(d)(e)(f)...........................    .44          .06        .50
 MetLife Stock Index Portfolio(d)..............    .25          .08        .33
 State Street Research Growth
  Portfolio(d)(e)(f)...........................    .49          .07        .56
 Janus Mid Cap Portfolio(e)(g).................    .75          .14        .89
 Loomis Sayles High Yield Bond Portfolio(g)....    .70          .20        .90
 State Street Research Aggressive Growth
  Portfolio(d)(e)(f)...........................    .71          .08        .79
 T. Rowe Price Small Cap Growth
  Portfolio(e)(g)..............................    .55          .18        .73
 Scudder Global Equity Portfolio(e)(g).........    .90          .22       1.12
 State Street Research International Stock
  Portfolio(d)(e)(f)...........................    .75          .28       1.03



EXAMPLE

If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on    1 YEAR 3 YEARS 5 YEARS 10 YEARS
  assets:                                       ------ ------- ------- --------
   Income Division.............................    $80 $    98    $118     $200
   Diversified Division........................     81     100     122      208
   Stock Index Division........................     79      95     113      189
   Growth Division.............................     81     102     125      214
   Janus Mid Cap Division......................     85     112      --       --
   Loomis Sayles High Yield Bond Division......     85     113      --       --
   Aggressive Growth Division..................     84     109     137      239
   T. Rowe Price Small Cap Growth Division.....     83     107      --       --
   Scudder Global Equity Division..............     87     119      --       --
   International Stock Division................     86     117     150      264
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(h):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................    $17     $53 $    92     $200
   Diversified Division........................     18      56      96      208
   Stock Index Division........................     16      50      87      189
   Growth Division.............................     19      57      99      214
   Janus Mid Cap Division......................     22      68      --       --
   Loomis Sayles High Yield Bond Division......     22      68      --       --
   Aggressive Growth Division..................     21      65     111      239
   T. Rowe Price Small Cap Growth Division.....     20      63      --       --
   Scudder Global Equity Division..............     24      75      --       --
   International Stock Division................     23      72     123      264

                                    A-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges," page A-PPA-15) does not apply to 10% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.

(b) A one time contract fee of $350 may be imposed under certain Income Annuities. (See "Income Annuities--Deductions and Charges," page A-PPA-21.)

(c) Although total Separate Account annual expenses will not exceed 1.25% of average account values, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges," page A-PPA-15.)
(d) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

(e) The marginal rate of the investment management fee for these Portfolios will decrease when the dollar amount in each Portfolio reaches certain threshold amounts.

(f) Reflects 1997 management fees, restated to assume changes in management fees effective August 1997, had been in effect for the entire year.

(g) These Portfolios commenced operations on March 3, 1997. MetLife has agreed to bear all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until each Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier. Absent such expense reimbursement, the other expenses would have been 0.39% for the Loomis Sayles High Yield Bond Portfolio and 0.31% for the Scudder Global Equity Portfolio. MetLife ceased subsidizing such expenses for the Janus Mid Cap Portfolio as of December 31, 1997, and the T. Rowe Price Small Cap Growth Portfolio as of January 23, 1998.


(h) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges," page A-PPA-16).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges," page A-PPA-15, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    A-PPA-5

 ...............................................................
SUMMARY
 ...............................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page A-PPA-19. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity.

YOUR INVESTMENT CHOICES (PAGES A-PPA-10-12)

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page A-PPA-13, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES A-PPA-10-11. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS.

TAXES (PAGES A-PPA-27-31)

  A variable annuity receives special treatment under the Federal income tax laws. Please refer to the pages above for information concerning how the Federal tax laws affect purchase payments and withdrawals in each particular tax market.

PURCHASE PAYMENTS; WITHDRAWALS AND TRANSFERS (PAGES A-PPA-12-13; A-PPA-14-15)

  The Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account and to withdraw money credited to you ("Account Balance"). (See "Withdrawals and Transfers," page A-PPA-14.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Contract. (See "Withdrawals and Transfers," page A-PPA-14, "Deductions and Charges," page A-PPA-15.)

DEDUCTIONS AND CHARGES (PAGES A-PPA-15-16)

  Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: 1.25% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES A-PPA-16-17)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

  Item 1--Transfers among investment divisions or to or from the Fixed Interest Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--Free Look

  Item 5--Certain Income Annuities

  Item 6--Death Benefit

  Item 7--Mandated Withdrawals under Federal law

  Item 8--Transfer from other MetLife Contracts

  Item 9--Nursing Home or Terminal Illness

  Item 10--Amendment to your IRA Contract

DEATH BENEFIT (PAGE A-PPA-17)

  Each Contract offers a death benefit that guarantees certain payments in case of your death even if the Account Balance has fallen below that amount.

INCOME ANNUITIES (PAGES A-PPA-19-22)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page A-PPA-21.)

                                    A-PPA-6

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                     ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                      UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  -------------------------   ---- ----------------- -------------- ----------------------
  Income Divi-
   sion                       1997      $16.49           $17.89             16,307
                              1996      $16.12            16.49             16,604
                              1995       13.65            16.12             15,252
                              1994       14.27            13.65             13,923
                              1993       12.98            14.27             14,631
                              1992       12.29            12.98              5,918
                              1991       10.60            12.29              1,210
                              1990       10.00(a)         10.60                 32
  Diversified
   Division                   1997       19.22            22.89             62,604
                              1996       17.00            19.22             52,053
                              1995       13.55            17.00             42,712
                              1994       14.15            13.55             40,962
                              1993       12.70            14.15             31,808
                              1992       11.75            12.70              7,375
                              1991        9.52            11.75              1,080
                              1990       10.00(a)          9.52                 44
  Stock Index
   Division                   1997       22.43            29.28             58,817
                              1996       18.52            22.43             43,141
                              1995       13.70            18.52             29,883
                              1994       13.71            13.70             23,458
                              1993       12.67            13.71             18,202
                              1992       11.94            12.67              8,150
                              1991        9.32            11.94              1,666
                              1990       10.00(a)          9.32                 55
  Growth Divi-
   sion                       1997       21.37            27.10             60,102
                              1996       17.71            21.37             49,644
                              1995       13.47            17.71             38,047
                              1994       14.10            13.47             32,563
                              1993       12.48            14.10             24,608
                              1992       11.32            12.48              9,432
                              1991        8.61            11.32              2,824
                              1990       10.00(a)          8.61                178
  Janus Mid Cap
   Division                   1997       10.00(b)         12.69              7,417
  Loomis Sayles
   High                       1997       10.00(b)         10.51              2,375
  Yield Bond Di-
   vision
  Aggressive
   Growth                     1997       23.77            25.05             43,359
  Division                    1996       22.35            23.77             43,962
                              1995       17.47            22.35             33,899
                              1994       18.03            17.47             26,890
                              1993       14.89            18.03             17,094
                              1992       13.66            14.89              5,747
                              1991        8.31            13.66              1,060
                              1990       10.00(a)          8.31                 49
  T. Rowe Price               1997       10.00(b)         11.76              6,932
  Small Cap
   Growth Divi-
   sion
  Scudder Global
   Equity Divi-
   sion                       1997       10.00(b)         10.85              4,826
  International
   Stock                      1997       13.77            13.28             15,865
  Division                    1996       14.19            13.77             17,780
                              1995       14.25            14.19             17,553
                              1994       13.74            14.25             16,674
                              1993        9.41            13.74              6,921
                              1992       10.61             9.41                966
                              1991       10.00(c)         10.61                 92

   In addition to the above mentioned Accumulation Units, there were cash reserves of $14,503,548 as of December 31, 1997 applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.


(a) Inception Date July 2, 1990

(b) Inception Date March 3, 1997

(c) Inception Date July 1, 1991

                                    A-PPA-7

[CHART DEPICTING PREFERENCE PLUS CONTRACTS ENDING ACCUMULATION UNIT VALUES]



Financial Statements

     The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                    A-PPA-8

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ................................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, serving millions of people, is one of the largest financial services companies in the world with many of the largest United States corporations for its clients. As of December 31, 1997, we had approximately $330.3 billion in assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

                                    A-PPA-9

          SECTION I: DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...................................
                                  ............................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account that pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Roth Individual Retirement Annuities (Roth IRAs) under ((S))408A; (3) Simplified Employee Pensions (SEPs) under (S)408(k); (4) Savings Incentive Match Plan for Employees Individual Retirement Annuities (SIMPLE IRAs) under (S)408(p); (5) Tax Sheltered Annuities (TSAs) under (S)403(b); (6) Public Employee Deferred Compensation
(PEDC) under (S)457; (7) Keogh plans under (S)401; (8) Qualified Annuity Plans (403(a)) under (S)403(a); and (9) Non-Qualified Annuities under (S)72. Our Contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank that does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some contracts have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes five types of Contracts: IRAs, Roth IRAs, SIMPLE IRAs, SEPs and Non-Qualified.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan that may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. If approved in your state, the Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available. If you are covered under a group Contract, your employer, association or group may have limited the number of available divisions. Your Contract will indicate the divisions available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page
1. All dividends declared by any of the portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed under the Contracts. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "open-end management investment companies" under the 1940 Act. Except for the Janus Mid Cap Portfolio, each fund is "diversified" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

                                   A-PPA-10

 ...............................................................

  A summary of the investment objectives of the currently available portfolios is as follows:

State Street Research Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

State Street Research Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

MetLife Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

State Street Research Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in a non-diversified portfolio of securities issued by medium sized companies.

Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

State Street Research Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

State Street Research International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. For providing investment management services to the State Street Research Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .50% of such assets on the next $500 million and
 .45% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research Income Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .35% of the average daily value of the aggregate net assets up to $250 million, .30% of such assets on the next $250 million and .25% of such assets on amounts over $500 million. For providing investment management services to the State Street Research Diversified Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .50% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .45% of such assets on the next $500 million and .40% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research International Stock Portfolio and the State Street Research Aggressive Growth Portfolio, we receive monthly compensation at an annual rate of .75% of the average daily value of the aggregate net assets of each such Portfolio up to $500 million, .70% of such assets on the next $500 million and .65% of such assets on amounts over $1 billion. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth and State Street Research International Stock Portfolios.

  GFM International Investors, Inc. is the sub-sub-investment manager and has day-to-day investment responsibility for the State Street Research International Stock Portfolio. GFM International Investors, Inc.'s fees for sub-sub-investment management services are paid by State Street Research.

  For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive

                                   A-PPA-11

 ...............................................................
monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis Sayles & Company, L.P., whose general partner is indirectly owned by MetLife, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio.

  For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.) is the sub-investment manager for the Scudder Global Equity Portfolio.

  Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus and the Statement of Additional Information that the prospectus refers to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Statement of Additional Information is available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, or the group in which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree or we cannot reach you by the fifth business day, your purchase payment will be returned immediately.

  For IRA, Roth IRA and Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "automatic payroll deduction" and "check-o-matic." With automatic payroll deduction, your employer deducts an amount from your salary and makes the purchase payment for you. With check-o-matic, your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including check-o-matic payments, are effective and valued as of 4:00 p.m. Eastern time, on the day we receive them at our Designated Office, except when they are received (1) on a day when the accumulation unit value (discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

  Under certain circumstances, we may be able to electronically submit your complete initial application to

                                    A-PPA-12

 ...............................................................

our Designated Office. For the purpose of crediting and valuing any purchase payment electronically submitted with your initial application we may, for certain Contracts, treat the electronic purchase payment as a payment received at our Designated Office if: (1) the electronic purchase payment is received at the Designated Office accompanied by a correct and complete electronic application record; and (2) your actual purchase payment, application and other documentation are received in good order at our Designated Office within five business days following the transmission of the electronic record. In such case, the sales representative or local office will electronically transmit a record of your purchase payment and application and then forward your actual purchase payment, application and other documentation to our Designated Office. Generally, the electronic record is received at our Designated Office the business day following its transmission by the sales representative or local office. If, however, your purchase payment and application are received at our Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment. We may reject purchase payments over $500,000. Your purchase payments may also be limited by the Federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Allocation changes for new purchase payments will be made upon our receipt of your notification of changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the Federal tax laws.

  You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

  In order to comply with regulatory requirements in Washington and Oregon, we may limit the ability of a resident of either state to make purchase payments
(1) after the Contract has been held for more than three years, if the Contract was issued after age 60 or (2) after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ................................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units." When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate accumulation unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive accumulation unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The accumulation unit values can increase or decrease, based on the investment performance of the corresponding underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses, accumulation unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses, accumulation unit values will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying portfolio.The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge not

                                    A-PPA-13

 ...............................................................
to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for the Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the Valuation Period by the last previously calculated accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was 1.05, the new accumulation unit value is $12.60 ($12.00 X 1.05). On the other hand, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .95, the new accumulation unit value is $11.40 ($12.00 X .95).

WITHDRAWALS AND TRANSFERS
 ................................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred and we may require that this request be made on the form we provide for this purpose. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account. We may require that you maintain a minimum Account Balance in investment divisions from which amounts are transferred based upon an authorization.

WHEN WILL WITHDRAWALS OR TRANSFERS BE PROCESSED?

  Generally, we will process withdrawals or transfers as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, you can make payments directly to other investments on a tax-free basis, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

CAN YOU MAKE CHANGES BY TELEPHONE?

  Yes. You can request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account by telephone unless prohibited by state law. If we agree and you complete the form we supply, you may also authorize your sales representative to request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account on your behalf by telephone. Whether you or your sales representative make such requests by telephone, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make these requests which affect both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls making such requests will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transaction. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for IRA, Roth IRA, SIMPLE IRA, SEP and Non-Qualified Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an Income Annuity, as described later in this Prospectus. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. Each SWIP payment must be at least $50. Your payment date is the date we make payment, which is not the date you receive it. You should allow approximately 10 business days for processing your request. If we do not receive the request at least 10 business days in advance of the SWIP payment start date, we will process your first SWIP payment the following month. If you do not specify

                                    A-PPA-14

 ...............................................................
a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year effective on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHICH INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a pro rata basis from the Fixed Interest Account and investment divisions of the Separate Account in which you then have money. If your Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you. On or about July 1, 1998, you will be able to select the percentage to be withdrawn from each investment division and/or the Fixed Interest Account based on your preference. If you do not specify percentages or if there are insufficient amounts in one or more of your selected investment divisions or the Fixed Interest Account, then your SWIP payment will automatically be taken on a pro rata basis from the Fixed Interest Account and investment divisions in which you then have money.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% Free Corridor, calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, no SWIP payment will be subject to an early withdrawal charge. (Depending on underwriting and plan requirements, the first Contract Year is the initial three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period). SWIP payments in excess of the 10% Free Corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges," pages A-PPA 15-16.

  SWIP payments are treated as withdrawals for Federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to Federal income tax. If you are under age 59 1/2, tax penalties may also apply. See "Taxes," pages A-PPA-27-31.

CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. Rather than receiving your minimum distribution in one annual payment, you may request that we make minimum distribution payments to you on a periodic basis. However, you may be required to meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

DEDUCTIONS AND CHARGES
 ...............................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" on A-PPA-13.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1997, these charges were $87,711,107 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what are called "annuity considerations." These may include purchase payments,

                                   A-PPA-15

 ...............................................................

account balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In Mississippi, Wyoming, South Dakota, Kentucky and Washington, D.C., we may also deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page A-PPA-33.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

                          DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%

  As required by the Federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account, except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to Federal income tax, see "Taxes," pages A-PPA-27-31. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to and from the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A Free Corridor withdrawal: the Free Corridor is the first withdrawal of up to 10% of your Account Balance during the Contract Year.

  4. Free Look: You may cancel your Contract within 10 days (20 days in North Dakota and Idaho) after you receive it by telling us in writing. We will then refund all

                                    A-PPA-16

 ...............................................................
of your purchase payments (however for Contracts issued in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance). The Free Look is 30 days if the Contract was issued to you in California and you are 60 years old or older. If you cancel the Contract, we will then refund your Account Balance. If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. Except for Non-Qualified and Roth IRA Contracts, the withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contract from which the withdrawal is made.

  8. Transfer from other MetLife Contracts: (A) For transfers prior to January 1, 1996: If you rolled over amounts from other MetLife contracts we designate, of the following two formulas, we will apply the one that is more favorable to you:

  (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made, credit your purchase payments with the time you held them under our other contract prior to the time they were rolled over or

  (2) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


  (B) For transfers commencing on or after January 1, 1996:

  (1) If you roll over amounts from other MetLife contracts we designate that have been in force at least two years (except as covered in (2) below), we will apply the one of the following two formulas that is more favorable to you: (a) the same withdrawal charge schedule that would have applied to the rollover amounts had they remained in your other MetLife contracts, however, any exceptions or reductions to the basic withdrawal charge percentage that this Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; or (b) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%


For this purpose, purchase payment year is measured from the date of the rollover, not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years or provide for a separate withdrawal charge for each purchase payment, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under our other contract prior to the date they were rolled over.

  (C) We may instead, if provided for by this Contract, treat another contract and this Contract as if they were one for purposes of determining when a purchase payment was made by deeming your purchase payments to have been made under this Contract on the dates they were made under the other contract.

  9. Nursing Home or Terminal Illness: To the first withdrawal if you or your spouse (A) is a resident in certain nursing home facilities for at least 90 consecutive days or (B) has been diagnosed as terminally ill and is expected to die within twelve months, but only if this provision has been approved by your state.

  10. If permitted under the tax laws and approved in your state, you accept an amendment to your IRA Contract, converting it to a Roth IRA Contract.

DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of December 31 of any fifth Contract anniversary less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

                                   A-PPA-17

 ...............................................................

  You name your beneficiary.

  The payee may take a lump sum cash payment or apply the death benefit (less any applicable annuity taxes) to an income annuity from the types available under your Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and apply that money (less any annuity taxes and applicable Contract charges that must be paid) to an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available which guarantee payments for at least five years, but not more than 30 years.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts). You may defer receipt of income payments for up to 12 months once an income annuity has been elected.

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the portion of your Account Balance used to provide the fixed income option. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed under "Income Annuities."

                                    A-PPA-18

           SECTION II: INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ..............................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you with a series of payments for either a period of time or life that are based upon the investment performance of the investment divisions of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option that is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Income Annuity (except for Roth IRAs where this is not available) even if you did not have a Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SIMPLE IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. This prospectus also describes Roth IRA Income Annuities which are available only if purchased with the Account Balance of a Roth IRA Contract. Some income annuities have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes five types of Income Annuities: IRAs, Roth IRAs, SIMPLE IRAs, SEPs and Non-Qualified Annuities.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions described earlier in Section 1 under "Your Investment Choices." If you are covered under a group Income Annuity, the employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate which divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. In some states, you may be limited to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ...............................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this Office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Under group Income Annuities, your employer or the group in which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received (1) on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

                                   A-PPA-19

 ...............................................................

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ...............................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity units are similar to "accumulation units" described earlier in Section I except that we deduct the contract fee (which may be waived) and applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate annuity unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive annuity unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The annuity unit values can increase or decrease, based on the investment performance of the corresponding underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, annuity unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, annuity unit values will go down.

  When we determine the annuity unit value for an investment division, we use the same "experience factor" as that derived for the calculation of accumulation units as described in Section I.

  To calculate an annuity unit value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the valuation period. For an AIR of 4% and a one day valuation period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the investment divisions, the AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You can make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL TRANSFERS BE PROCESSED?

  Generally, we will process a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to your beneficiary under a guarantee or a joint annuitant or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. If we agree, and you complete the form we supply, you may also authorize your sales representative to make transfer requests on

                                   A-PPA-20

 ...............................................................
your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  A one time $350 contract fee is taken from your purchase payment prior to crediting annuity units and determining the amount of any fixed income payments. This charge covers our administrative costs which include preparation of the Income Annuities, review of applications and recordkeeping. If you purchase an Income Annuity as the variable income option under your Contract and you purchased the Contract at least two years earlier, the contract fee will be waived.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" on A-PPA-20.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what are called "annuity considerations." We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page A-PPA-33.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons figure in the description below: the owner of the Income Annuity (the person with all rights under the Contract including the right to direct who receives payments), the annuitant (the person whose life is the measure for determining the timing and sometimes the amount of income payments) and the beneficiary (the person who may receive benefits if no annuitants or owners are living).

  Your Lifetime Annuity--A variable income payable during the annuitant's life.

  Your Lifetime with a Guaranteed Period Annuity--A variable income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Your Lifetime With a Refund Annuity--A variable income payable during the annuitant's life. If, at the death of the annuitant, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for Two Lives Annuity--A variable income payable while either of two annuitants is alive. After one annuitant dies payments continue if the other annuitant is alive, otherwise payments stop. Payments after one annuitant dies may be the same as those paid while both were alive or may be a lower percentage selected when the annuity is purchased (e.g. 75%, 66 2/3% or 50%).

  Income for Two Lives with a Guaranteed Period Annuity--This is the same as the Income for Two Lives Annuity described above, but we guarantee to pay the full amount (not a reduced percentage) for the guarantee period even if one or both annuitants die. If, at the death of both annuitants, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Income for Two Lives with a Refund Annuity--This is the same as the Income for Two Lives Annuity described above but if, at the death of both annuitants, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for a Guaranteed Period Annuity--A variable income payable for a guarantee period (5-30 years). Payments cease at the end of the guarantee period (which is often called a "term certain" period) even if the annuitant is still alive. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity (or to the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

                                    A-PPA-21

 ...............................................................

IS THERE A FREE LOOK?

  Yes. There is a Free Look when you purchase an Income Annuity. There is no Free Look when an Income Annuity is the variable income option under a Contract. You may cancel your Income Annuity within 10 days (20 days in North Dakota and Idaho) after you receive it by telling us in writing. We will then refund your purchase payment (however, for Income Annuities issued in Pennsylvania, Illinois and Minnesota we will instead pay you the value of your annuity units). The Free Look is 30 days if the Income Annuity was issued in California and you are 60 years old or older. If you cancel the Income Annuity, we will then refund the value of your annuity units. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

                                   A-PPA-22

      SECTION III: OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS
 ....................................
                                   ...........................

CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan exceeding $5,000.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing that acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without spousal consent.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as check-o-matic, SWIP payments and pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account, may be confirmed quarterly.

CAN WE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

                                   A-PPA-23

 ...............................................................
  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an Account Balance, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contract or Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                                   A-PPA-24

 ...............................................................
  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail.

  The licensed sales representatives and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for these sales by commissions that we pay. There is no front-end sale load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

  We also make payments to our licensed sales representatives based upon the total Account Balances of the Contracts assigned to the sales representative. Under the program, we pay an amount up to .12% of the total Account Balances of the Contracts, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Contracts. These payments are not made for Income Annuities.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance is stated in terms of either "yield," "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Change in accumulation unit value or change in annuity unit value refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the underlying portfolios of the Metropolitan Fund and may assume that certain Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's 600 Index, the Russell 2000 Growth Index, the Lehman Brothers Government/ Corporate Bond Index, the Merrill Lynch High Yield Bond Index, The Morgan Stanley Capital International All Country World Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

                                   A-PPA-25

 ...............................................................

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "EqualizerSM." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

                                   A-PPA-26

                               SECTION IV: TAXES
 ..............................................................

GENERAL

  Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attribut-able to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?

  All contributions under the Contracts, other than contributions under Non-Qualified and Roth IRA Contracts, non-deductible contributions under IRA Contracts and certain other qualified Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. To the extent contributions to your Contract were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Contract are generally subject to income tax when distributed. However, "qualified distributions" of earnings from a Roth IRA are not subject to Federal income tax.

  Contributions to Non-Qualified and Roth IRA Contracts, as well as non-deductible contributions to an IRA Contract, are made on an "after-tax" basis so that making purchase payments does not reduce the taxes you pay. Earnings under Non-Qualified and IRA Contracts are normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed. For Roth IRA Contracts, "qualified distributions" of earnings are not subject to Federal income tax. Withdrawals of contributions are generally not subject to income tax. (Under a bill currently pending before Congress, penalty taxes may apply if certain requirements are not met.)

  The IRA Contracts accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code. Roth IRA Contracts only accept "after-tax" contributions.

  All taxable distributions from the Contracts will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA. The following paragraphs will briefly summarize some of the federal tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Traditional IRA Contracts. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. If you are an "active participant" in another retirement plan, annual

                                    A-PPA-27

 ...............................................................

contributions are fully deductible if your adjusted gross income is $30,000 or less ($50,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $40,000 ($60,000 for married couples filing jointly, $10,000 for a married person filing separately) and if your adjusted gross income falls between these amounts your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to $4,000 ($2,000 each) to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000, nor can it exceed your joint compensation.

  Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expenses; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) made after December 31, 1997 to pay for qualified higher education expenses; or (7) made after December 31, 1997 for qualified first time home purchases. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any SWIP payments or make any modifications to your SWIP payments.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it.

  Your entire interest in the Contract must be withdrawn or begun to be with-drawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not be-yond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary, and, if your Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your beneficiary is your spouse, he or she may elect to continue the Contract as his or her own IRA Contract after your death. If you die after the required with-drawal has begun, payments must continue to be made at least as rapidly as un-der the method of distribution that was used as of the date of your death. The IRS allows you to aggregate the amount required to be withdrawn from each indi-vidual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

  Roth IRA Contracts: You may contribute up to the annual contribution limit to a Roth IRA in 1998 if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with income between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except for "spousal IRAs." These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty. Spe-cial rules apply to withdrawals of excess contributions.

  You may convert/rollover an existing IRA to a Roth IRA if your adjusted gross income does not exceed

                                    A-PPA-28

 ...............................................................

$100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.

  Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/ rollovers. (See possi-ble exception discussed below.) For conversions occurring in 1998, the taxable amount will be included ratably in income over a four year period beginning in 1998.

  Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, under a bill pending with Congress, withdrawals of contributions attributable to a non-Roth IRA may be subject to the 10% premature penalty tax if made within five taxable years from the year of the conversion and you are under age 59 1/2. Additionally, to the extent the withdrawal relates to a con-version that received the four year income inclusion treatment, an additional 10% tax penalty will apply if a distribution is made within five taxable years from the year of the conversion.

  Withdrawals of earnings will not be subject to tax if they are a "qualified distribution." In order to be a qualified distribution, the withdrawal must be: (a) made at least five taxable years from the year of the first contribu-tion to the Roth IRA or the most recent rollover/ conversion, whichever is later, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000).

  The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.

  Mandatory minimum distribution rules do not apply while you are alive. Gen-erally, the after death distribution rules for traditional IRAs apply to a Roth IRA.

  Since the Roth IRA was signed into the tax law in August, 1997, and many aspects of the law have yet to be clarified, you should consult your tax advisor regarding developments concerning the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation.

  SEP Contracts. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above. An employer is not permitted to establish a salary reduction SEP plan ("SARSEP") after December 31, 1996. However, you may make contributions, in accordance with your plan's provisions, to your existing SARSEP contract if your employer's SARSEP plan was established prior to January 1, 1997.

  SIMPLE IRAs. If an employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to $6,000 (subject to indexing) and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made under these SIMPLE IRA rules, your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above. (However, the tax penalty for early withdrawals is generally increased for withdrawals within the first two years of an employee's participating in the SIMPLE IRA.)

  Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is generally deferred until it is withdrawn only if you, as owner of the Contract, are an individual (or are treated as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income

                                   A-PPA-29

 ...............................................................
annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Taxable withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Non-Qualified Contract may be exchanged for another non-qualified contract without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, It is possible that the Internal Revenue Service may determine that the Contract must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before payment under an income annuity begins, we must make payment of your entire interest in the Contract within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  All purchase payments under the Income Annuities, other than purchase pay-ments under Non-Qualified and Roth IRA Income Annuities and purchase payments consisting of non-deductible contributions under IRA Income Annuities, will be on a "before-tax" basis. This means that the purchase payment was either a re-duction from income, entitled you to a tax deduction or was not subject to cur-rent income tax. Because of this, Federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  The Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal. For the Roth IRA Income Annuity, "qualified distributions" of earnings are not subject to tax. Withdrawals of contributions are generally not subject to income tax. (Under a bill currently pending before Congress, penalty taxes may apply.)

  The IRA Income Annuities accept both purchase payments that have entitled you as the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you as the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code. Roth IRA contracts only accept "after-tax" contributions.

  All taxable income payments will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Income payments that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA. This penalty does not apply to income payments (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; or (4) under a Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently than annually) commencing no later than one year from the purchase date. For IRAs, SIMPLE IRAs and SEPs, the 10% tax penalty will not apply to income payments to pay deductible medical expenses, (whether or not you actually itemize deductions); to enable certain unemployed persons to pay medical insurance premiums; made after December 31, 1997 to pay for qualified higher education expenses; or made after December 31, 1997 for qualified first time home purchases. There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

                                    A-PPA-30

 ...............................................................

  Income payments from a Roth IRA Income Annuity generally will be tax-free to the extent the payment represents the return of contributions. Distributions from earnings will not be subject to income taxes if they are "qualified distributions." To the extent your income payments relate to earnings that do not meet the definition of "qualified distribution" they will be subject to income tax and may be subject to the 10% tax penalty if you are under 59 1/2 and do not meet one of the exceptions previously described. Under a bill currently pending before Congress, withdrawals of amounts that were converted from non-Roth IRA contracts may be subject to the 10% early penalty tax if made within five taxable years of the conversion/rollover. Moreover, if the withdrawal relates to a conversion that has received four year income treatment, it may be subject to an additional 10% recapture tax if made within five taxable years of the conversion/rollover. Since the Roth IRA was signed into the tax law in August, 1997, and since many aspects of the law have yet to be clarified, you should consult with your tax advisor regarding developments concerning the tax treatment of Roth IRAs and the appropriateness of the Roth IRA Income Annuity to your particular situation. The following paragraphs will briefly summarize some of the federal tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  You must generally begin receiving distributions under the IRA, SIMPLE IRA, and SEP Income Annuities no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not. This does not apply to a Roth IRA Income Annuity. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before income payments begin under an Income Annuity, the Code generally requires that your entire interest be paid within five years of the year in which you died. If you die before income payments begin, we will pay your entire interest under the Contract in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments of your remaining interest in the Contract be made at least as rapidly as under the method of distribution that was used at the time of your death.

  Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other cir-cumstances specified in the Code).

  Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally provides that we must make payment of your entire interest in the Income Annuity within five years of the date of your death. If you die before income payments begin under your Income Annuity, we will pay your entire interest under your Income Annuity in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                   A-PPA-31

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   15
Financial Statements of MetLife...........................................   37


                                    A-PPA-32

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                                                                           NON-QUALIFIED
                                                                                           AND ROTH IRA
                         TSA CONTRACTS IRA, SIMPLE IRA AND KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    SEP CONTRACTS AND   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   INCOME ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------------- ---------------- -------------- -------------
California..............     0.5%             0.5%(3)            0.5%            2.35%         2.35%
District of Columbia....     2.25%            2.25%              2.25%           2.25%         2.25%
Kentucky(4).............     2.0%             2.0%               2.0%            2.0%          2.0%
Maine...................      --               --                 --              --           2.0%
Nevada..................      --               --                 --              --           3.5%
Puerto Rico.............     1.0%             1.0%               1.0%            1.0%          1.0%
South Dakota............      --               --                 --              --           1.25%
U.S. Virgin Islands.....     5.0%             5.0%               5.0%            5.0%          5.0%
West Virginia...........     1.0%             1.0%               1.0%            1.0%          1.0%
Wyoming.................      --               --                 --              --           1.0%

-------
(1) Annuity tax rates applicable to IRA, SIMPLE IRA and SEP Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of
    (S)408(a) of the Code are included under the column headed "IRA, SIMPLE IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    (S)401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of (S)408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

(4) The annuity tax in Kentucky is repealed effective January 1, 2000.

                                   A-PPA-33

INDEX

                                                             A-PPA
 ACCOUNT BALANCE............................................ 6
 ACCUMULATION UNIT VALUES................................... 7-8
  Calculation............................................... 13
 ANNUAL CONTRACT FEE........................................ 4, 6, 15
 ANNUITY TAXES ............................................. 15
 ANNUITY UNITS.............................................. 20
 ASSUMED INVESTMENT RATE.................................... 20
 AUTOMATIC PAYROLL DEDUCTION................................ 12
 AVERAGE ANNUAL TOTAL RETURN................................ 25
 CANCELLATION............................................... 23
 CHANGE IN ACCUMULATION UNIT VALUE.......................... 25
 CHANGE IN ANNUITY UNIT VALUE............................... 25
 CHECK-O-MATIC.............................................. 12, 23
 COMMISSION................................................. 25
 CONFIRMATION............................................... 23
 CONTRACTS.................................................. 1, 6, 10
 CONTRACT YEAR.............................................. 15
 DEATH BENEFIT.............................................. 6, 17
 DESIGNATED OFFICE.......................................... 12
 DIVIDENDS.................................................. 10
 EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD).............. 4, 6, 15
 EQUALIZER SM .............................................. 26
 EQUITY GENERATOR SM ....................................... 16, 25, 26
 ERISA...................................................... 23
 EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES................... 6, 16-17
  Amendment to IRA.......................................... 17
  Certain Purchase Payments................................. 16
  Death..................................................... 17
  Federal Taxes............................................. 17
  Free Corridor............................................. 16
  Free Look................................................. 16
  Income Annuity............................................ 17
  Nursing Home or Terminal Illness.......................... 17
  Transfers................................................. 16
  Transfers from other MetLife Contracts.................... 17
 EXPERIENCE FACTOR.......................................... 13,14
 FIXED INCOME OPTION........................................ 18
 FREE CORRIDOR.............................................. 16
 FREE LOOK.................................................. 16, 17
 GENERAL ADMINISTRATIVE EXPENSES CHARGE..................... 4, 6, 15
 INCOME ANNUITIES........................................... 1, 6, 17, 18, 19-22
  Administration............................................ 19
  Annuity Unit Value........................................ 20
  Annuity Taxes............................................. 21
  Assumed Investment Rate................................... 20
  Contract Fee.............................................. 21
  Free Look................................................. 22
  General Administrative Expenses Charge.................... 21
  Income Types.............................................. 21
  Investment Choices........................................ 19
  Mortality and Expense Risk Charge......................... 21
  Income for Two Lives Annuity.............................. 21
  Income for Two Lives with a Guaranteed Period Annuity..... 21

                                    A-PPA-34

                                                           A-PPA
  Income for Two Lives with Refund Annuity................ 21
  Your Lifetime Annuity................................... 21
  Your Lifetime with a Guaranteed Period Annuity.......... 21
  Your Lifetime with a Refund Annuity..................... 21
  Income for a Guaranteed Period Annuity.................. 21
  Purchase Payment........................................ 19
  Transfers............................................... 20-21
  Taxes................................................... 29-30
  Valuation Period........................................ 20
INCOME OPTIONS............................................ 18
  Fixed Income Option..................................... 18
  Variable Income Option.................................. 18
INDIVIDUAL RETIREMENT ANNUITY CONTRACTS................... 1, 10, 12, 14, 17,
                                                           19, 27, 28, 29, 30,
                                                           31, 33
INVESTMENT CHOICES........................................ 4, 6, 10, 11, 12
  Janus Mid Cap Portfolio................................. 1, 4, 11
  Loomis Sayles High Yield Bond Portfolio................. 1, 4, 11
  MetLife Stock Index Portfolio........................... 1, 4, 11
  Scudder Global Equity Portfolio......................... 1, 4, 11
  State Street Research Aggressive Growth Portfolio....... 1, 4, 11
  State Street Research Diversified Portfolio............. 1, 4, 11
  State Street Research Growth Portfolio.................. 1, 4, 11
  State Street Research Income Portfolio.................. 1, 4, 11
  State Street Research International Stock Portfolio..... 1, 4, 11
  T. Rowe Price Small Cap Growth Portfolio................ 1, 4, 11
MANAGEMENT FEES........................................... 4, 11, 12
MORTALITY AND EXPENSE RISK CHARGE......................... 4
NON-QUALIFIED CONTRACT.................................... 1, 10, 12, 14, 19,
                                                           27, 29, 30, 31, 33
NURSING HOME OR TERMINAL ILLNESS.......................... 17
PERFORMANCE............................................... 25
PURCHASE PAYMENTS (CONTRIBUTIONS)......................... 6, 12-13
REBALANCER SM (withdrawals and transfers)................. 14
ROTH IRA.................................................. 1, 10, 12, 14, 17,
                                                           19, 27-29, 30, 31,
                                                           33
SALES LOAD................................................ 4, 15, 16, 25
SALES REPRESENTATIVES..................................... 25
SEPARATE ACCOUNT.......................................... 6, 9
SIMPLIFIED EMPLOYEE PENSION CONTRACT...................... 1, 10, 14, 19, 27,
                                                           28, 30, 32
SUMMARY................................................... 6
SYSTEMATIC WITHDRAWAL INCOME PROGRAM...................... 14, 15, 23, 28
TAXES..................................................... 6, 15, 16, 21, 27-31
  General--all markets.................................... 27
  IRA Contracts........................................... 27-30, 32
  Non-Qualified Contracts................................. 28, 29, 30, 31, 33
                                                           27, 28, 29, 30, 31,
  Roth IRA Contracts......................................  33
  SEP Contracts........................................... 28, 29, 30, 31, 33
                                                           27, 28, 29, 30, 31,
  SIMPLE IRAs.............................................  32
TELEPHONE REQUESTS........................................ 14
TOTAL OPERATING EXPENSES.................................. 4
TRANSFERS................................................. 6, 14
VALUATION PERIOD.......................................... 13, 20
VOTING RIGHTS............................................. 24-25
WITHDRAWALS............................................... 14, 15, 16
YIELD..................................................... 25

                                    A-PPA-35

        REQUEST FOR A STATEMENT OF ADDITIONAL
            INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E,
  Metropolitan Series Fund, Inc.

[_] I have changed my address. My CURRENT address is:

                          Name:
-------------------------      -------------------------------------------------
    (Contract Number)  Address:
                               -------------------------------------------------

-------------------------      -------------------------------------------------
       (Signature)                                                         zip


 METROPOLITAN LIFE INSURANCE COMPANY

 ATTN: ALAN DEMICHELE
 RETIREMENT AND SAVINGS CENTER, AREA 2H
 ONE MADISON AVENUE
 NEW YORK, NY 10010

LOGO
Metropolitan Life Insurance Company

Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

ADDRESS SERVICE REQUESTED

                                                               Bulk Rate
                                                            U.S. Postage Paid
                                                               Rutland, VT
                                                               Permit 220

          Preference Plus(R) Account Profile

             Tax Sheltered Annuities
             Qualified Annuity Plans under Section 403(a) of the Internal
               Revenue Code
             Public Employee Deferred Compensation
             Keogh

          May 1, 1998

                                               [LOGO] MetLife(R)
                                               Retirement & Savings Center

                      METROPOLITAN LIFE INSURANCE COMPANY

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
PROFILE OF THE PREFERENCE PLUS(R) ACCOUNT DEFERRED GROUP AND INDIVIDUAL TAX SHELTERED ANNUITIES ("TSAS"), QUALIFIED ANNUITY PLANS UNDER SECTION 403(A) OF
THE INTERNAL REVENUE CODE, PUBLIC EMPLOYEE DEFERRED COMPENSATION ("PEDC") AND KEOGH VARIABLE ANNUITY CONTRACTS ("CONTRACTS")
 ................................................................................

This Profile is a summary of the more important points that you should know and consider before purchasing a Contract or investing under a Contract. The Con-tracts are more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT

    After you or your employer or the trustee makes the first purchase payment on your behalf, an account is set up for you under the Contract. You will receive a contract which is a legal agreement between you and Metropolitan Life Insurance Company (MetLife) or a certificate which summarizes the relevant provisions of a group contract between MetLife and the employer or trustee. (If you invest under the PEDC Contract or most Keogh Con-tracts, only your employer or the trustee will receive a Contract. In these situations you do not receive a certificate.) If purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights described in this Profile are subject to the terms of the plan. The Contract consists of two phases: the accumulation or "pay-in" phase and the annuity or "pay-out" phase. By making one or more pur-chase payments, you accumulate money in your account during the pay-in phase. MetLife will hold your money and credit any investment returns as long as the money remains in your account. The pay-out phase begins when you either take all of your money out of the account or elect to receive "income" payments that MetLife makes using the money from your account. The number and the amount of the income payments you receive depend on the pay-out option you choose and the amount used to provide your income pay-ments.

    The Contract is called an "annuity" because you can elect income payments. The Contract is a "variable annuity" because, based on the performance of the investment options you choose, your account value may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment options you choose. There is also a fixed interest rate option called the Fixed Interest Account. The Fixed Interest Account provides interest rates guaranteed by MetLife and is not described in this Profile. While there is a possible loss of principal in the investment options, they offer the opportunity for greater returns than the interest rate guaranteed under the Fixed Interest Account.

    You may transfer money in your account among the investment options and between the investment options and the Fixed Interest Account as often as you like. There is no minimum amount required to make a transfer nor is there a charge for transfers.

2. ANNUITY PAYMENTS

    The pay-out phase begins when you elect either to take out all the money in your account or you start to receive income payments that MetLife makes using the money from your account. You can choose income payments that are fixed, variable or both. If the payments are fixed, MetLife guarantees the amount of each payment. If the payments are variable, the amount is not guaranteed and can go up or down based upon the performance of the invest-ment options you have chosen. Income payments can be received monthly, quarterly, semi-annually or annually. MetLife can guarantee income pay-ments to last for a fixed period of time, for your lifetime, or for as long as either you or a person you choose is living. Other pay-out choices are available.

3. PURCHASE

    You, your employer or other group purchaser or the trustee of a retirement plan can purchase a contract through your MetLife representative or a rep-resentative of other firms MetLife has selected. You must indicate that you want to invest under a contract by filling out the appropriate forms.

    There is no minimum purchase payment amount. (MetLife may cancel the con-tract or certificate if the account value falls below certain minimums.) You can put more money in your account, but MetLife may reject purchase payments over $500,000.

    WHO SHOULD INVEST? This investment is appropriate for individuals saving for retirement. Because purchase payments are made under qualified retire-ment plans or arrangements, all purchase payments are made on a tax-de-ductible or pre-tax basis.

4. INVESTMENT OPTIONS

    The investment options are:

    . Income                     . Loomis Sayles High Yield Bond
    . Diversified                . Aggressive Growth

    . Calvert Social Balanced
                                 . T. Rowe Price Small Cap Growth
    . Stock Index                . Scudder Global Equity
    . Growth                     . International Stock
    . Janus Mid Cap

    Money in the investment options is invested in the Metropolitan Series Fund, Inc. or Calvert Variable Series, Inc., underlying mutual funds that invest in stocks, bonds and other investments. Not all options are avail-able in all states or under all Contracts.

5. EXPENSES

    There are two types of charges you pay while you have money in an invest-ment option. The first is an insurance-related charge that on an annual basis will not exceed 1.25% of the average daily value of the amount you have in each investment option. This charge is used to pay MetLife for general administrative expenses and for mortality and expense risks of the Contract. MetLife guarantees that the insurance-related charge will never increase while you have a contract or certificate. The second charge is investment-related. It pays the investment manager for managing amounts in the investment options and pays for investment operating expenses. For the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity and Calvert Social Balanced investment options, the investment-related charges are expected to range on an annual basis from .33% to 1.12% of the average daily value of the amount you have in an investment option, depending on the options you select.

    If you decide to take all or part of a purchase payment out of your ac-count within seven years of when you made it, a withdrawal charge of up to 7% of the purchase payment withdrawn may also be imposed as follows:


                    DURING PURCHASE
                 PAYMENT/CONTRACT YEAR

             1        2         3         4         5         6         7        8 & Later
             7%       6%        5%        4%        3%        2%        1%        0


                                   PROFILE 2

    There are no annual Contract charges. (For all contracts except the Keogh Contract and certain TSA contracts, there is a $20 charge applied against any amounts in the Fixed Interest Account only if your account value is less than $10,000 and if you fail to make purchase payments during the year for all Contracts. The Keogh Contract with individual participant re-cordkeeping has the $20 charge applied against any amounts in the Fixed Interest Account; the Keogh Contract with no individual participant re-cordkeeping has no such charge. There is no charge for certain TSA Con-tracts.)

    The table below summarizes the Contract expenses described on the previous page for the year ending December 31, 1997,

      . The first two columns are the insurance-related and investment-re-lated charges per investment option and the third column is the to-tal. The total annual investment related charges column reflects all expense reimbursements and fee waiver arrangements.

      . The last two columns indicate the amount you would pay, including any withdrawal charges, on a hypothetical $1,000 investment in each in-vestment option if you took your money out of the account as of the end of the first year or as of the end of the tenth year. (There are no numbers for some of the options for the "10 years" example, be-cause the investment options are new.)

      . These examples also assume a 5% investment return each year and that 10% of the account value is free of withdrawal charges. The table as-sumes that annuity taxes are 0%.

                          TOTAL ANNUAL  TOTAL ANNUAL   TOTAL ANNUAL  EXAMPLES: TOTAL
                           INSURANCE     INVESTMENT-     CHARGES     ANNUAL EXPENSES
                             CHARGE    RELATED CHARGES              AS OF THE END OF
INVESTMENT
OPTION                                                              1 YEAR    10 YEARS
 ................................................................................
Income                        1.25%          .43%          1.68%         $80        $200
Diversified                   1.25%          .50%          1.75%         $81        $208
Calvert Social Balanced       1.25%          .81%          2.06%         $84        $241
Stock Index                   1.25%          .33%          1.58%         $79        $189
Growth                        1.25%          .56%          1.81%         $81        $214
Janus Mid Cap                 1.25%          .89%          2.14%         $85          --
Loomis Sayles High Yield
Bond                          1.25%          .90%          2.15%         $85          --
Aggressive Growth             1.25%          .79%          2.04%         $84        $239
T. Rowe Price Small Cap
Growth                        1.25%          .73%          1.98%         $83          --
Scudder Global Equity         1.25%         1.12%          2.37%         $87          --
International Stock           1.25%         1.03%          2.28%         $86        $264

    The complete Table of Expenses can be found in the prospectus for the Con-tracts.

6. TAXES

    Generally, you will not be taxed until you make a withdrawal from your ac-count. All withdrawals are subject to ordinary income taxes. Generally, tax law prohibits most payments from TSAs before age 59 1/2. Distributions under a PEDC arrangement are not available until the earlier of (1) the year you reach 70 1/2; (2) the year you separate from service; or (3) the year you are faced with an unforeseeable emergency. If you take money out of your account under a TSA, Keogh plan, or 403(a) annuity before age 59 1/2, you may also have to pay a 10% Federal income tax penalty.

                                   PROFILE 3

    Income payments are subject to different tax rules. Some jurisdictions may also tax amounts in annuities. MetLife does not deduct annuity taxes from your account until the pay-out phase of the Contract. Annuity taxes cur-rently range up to 5%.

7. ACCESS TO YOUR MONEY

    When you want to take money out of your account, you may request a with-drawal of at least $500 or your account value, if less. Withdrawals are restricted for TSA Contracts and Texas Optional Retirement Program partic-ipants. A withdrawal charge of 7% that declines to zero over a seven year period applies to each purchase payment and may be deducted from your ac-count. The amount of the withdrawal charge depends upon how long the with-drawn purchase payments were in your account. Whether or not a contract withdrawal charge applies, withdrawals may be subject to income taxes, as well as to a 10% tax penalty if you are age 59 1/2 or less.

    You do not pay a contract withdrawal charge if:

      A. The withdrawal is up to 10% or 20% (depending on the Contract) of the value of your account. For the TSA Contract and the Keogh Con-tract with no individual participant recordkeeping, this percentage may be taken in an unlimited number of partial withdrawals during the contract year. For all others, it applies only to the first withdrawal during the contract year.

      B. The amount withdrawn is from purchase payments made over seven years ago.

      C. You elect to purchase a lifetime income option or an income that will be paid for at least five years without the right to cancel the payment method.

      D. You die during the pay-in phase of the Contract.

      E. You notify us in writing that you want to cancel the Contract within 10 days of receipt of your Contract. (Your rights to cancel may vary in some states.)

      F. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regula-tions that apply to the Contract.

      G. You are disabled as defined by Federal Social Security law or as de-fined in the plan.

      H. A total withdrawal is taken in annual installments over five years. (Certain Keogh and TSA Contracts only.)

      I. You retire or terminate employment under certain circumstances. Min-imum contract participation requirements may apply. Withdrawal charges may apply to amounts transferred into contracts from other investment vehicles on a tax-free basis.

      J. The TSA or Keogh plan terminates and is rolled over into another an-nuity contract MetLife issues.

      K. You suffer a hardship. (Certain Keogh, PEDC and TSA Contracts only.)

      L. You make a direct transfer out of a Keogh Contract to another in-vestment that MetLife has preapproved or you are a restricted par-ticipant under the Keogh Contract and you roll over your account to another MetLife contract.

    Transfers from certain MetLife contracts "rolled over" to these Contracts have different withdrawal charges.

                                   PROFILE 4

8. PERFORMANCE HISTORY

    The following chart shows the percentage change in unit values (total re-turn) for the investment options for certain time periods. (Unit values are the bookkeeping measure MetLife uses to track account values.) The unit values reflect the insurance-related charges and investment-related charges. The total return history below does not reflect withdrawal charges. If they were included, the total return figures would have been lower. Past performance does not guarantee future results.

INVESTMENT OPTION       1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-  1/1/97-
                        12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96 12/31/97
 ................................................................................
   Income                15.94%    5.61%    9.94%   -4.34%   18.10%    2.30%    8.49%
   Diversified           23.42%    8.09%   11.42%   -4.24%   25.46%   13.06%   19.09%
   Calvert Social
    Balanced             14.37%    6.28%    6.61%   -4.38%   28.15%   11.19%   18.63%
   Stock Index           28.11%    6.11%    8.21%   -0.07%   35.18%   21.11%   30.54%
   Growth                31.48%   10.25%   12.98%   -4.47%   31.48%   20.67%   26.81%
   Aggressive Growth     64.38%    9.00%   21.09%   -3.11%   27.93%    6.35%    5.38%
   International Stock           -11.31%   46.01%    3.71%   -0.42%   -2.96%   -3.56%

    Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Se-ries Fund, Inc., other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

9. DEATH BENEFIT

    If you or the person whose life determines when income payments are to be made, if different, die before the pay-out phase begins, MetLife will pay a death benefit that equals the greatest of: (1) your account value, (2) your highest account value on December 31 of any fifth anniversary of your purchase of the contract, less any later withdrawals and fees and (3) the total of all purchase payments you made less withdrawals. In all cases, the death benefit would also be reduced by outstanding loans. The amount of the death benefit for the Keogh Contract with individual participant recordkeeping is deemed to be the account value under your plan. There is no death benefit for the Keogh Contract with no individual participant re-cordkeeping.

10. OTHER INFORMATION

      A. All the Contracts described in this Profile are group contracts ex-cept for the TSA and Keogh Contracts which may be either group or individual.

      B. Metropolitan's Easy Telephone Service: Account information is avail-able 24 hours a day on our toll-free line. Requests may also be made during business hours.

                                   PROFILE 5

      C. Payroll deduction: You may be able to make purchase payments conve-niently by authorizing deductions from your salary.

      D. MetLife's Automated Investment Strategies: Although no investment strategy can guarantee a profit or protect against loss, you can se-lect an automated investment strategy to help make investing easy. When you choose an automated investment strategy, MetLife will make scheduled transfers among the Fixed Interest Account and the invest-ment options that help you follow the strategies described below:

             THE EQUITY GENERATOR SM: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to the Stock Index or Aggressive Growth investment option.
             THE EQUALIZER SM: Amounts in the Fixed Interest Account and in the Stock Index or Aggressive Growth investment options are transferred quarterly from one to the other in order to make the amounts in each equal.

             THE REBALANCER SM: Amounts in the investment options and the Fixed Interest Account are transferred each quarter in order to bring the percentage of your account value in each option back to the original allocation that you choose.

             THE ALLOCATOR SM: A dollar amount you choose is transferred monthly from the Fixed Interest Account into any of the invest-ment options. You select the day of the month and the period dur-ing which the transfers will occur.

    The strategies are not available under all Contracts.

11. INQUIRIES

    Please contact MetLife at:

    Metropolitan Life Insurance Company
    One Madison Avenue
    New York, NY 10010
    Attention: Retirement & Savings Center
    1-800-553-4459


                                   PROFILE 6

          Preference Plus(R) Account Prospectus

             Tax Sheltered Annuities
             Qualified Annuity Plans under Section 403(a) of the Internal
               Revenue Code
             Public Employee Deferred Compensation
             Keogh

          May 1, 1998


                                            [LOGO] MetLife(R)
                                                Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group tax sheltered annuities, qualified annuity plans under (S)403(a) of the Internal Revenue Code, Public Employee Deferred Compensation, and Keogh Preference Plus Contracts ("Contracts") and individual and group tax sheltered annuities, qualified annuity plans under (S)403(a) of the Internal Revenue Code, Public Employee Deferred Compensation, and Keogh Preference Plus Income Annuities ("Income Annuities").

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and State Street Research International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") and the Calvert Social Balanced Portfolio (formerly Calvert Responsibly Invested Balanced Portfolio) of the Calvert Variable Series, Inc. (formerly Acacia Capital Corporation).

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus. The Prospectus for the Calvert Social Balanced Portfolio is delivered separately to those whom this investment choice is offered.

     THESE SECURITIES  HAVE  NOT BEEN  APPROVED OR  DISAPPROVED  BY THE
      SECURITIES  AND  EXCHANGE  COMMISSION OR  ANY  STATE  SECURITIES
        COMMISSION NOR  HAS THE  COMMISSION OR ANY  STATE SECURITIES
         COMMISSION PASSED  UPON THE  ACCURACY OR ADEQUACY  OF THIS
          PROSPECTUS.  ANY  REPRESENTATION TO  THE CONTRARY  IS  A
            CRIMINAL OFFENSE.

INTERESTS IN THE SEPARATE ACCOUNT AND THE FIXED INTEREST ACCOUNT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, OR GUARANTEED BY THE U.S. GOVERNMENT, ANY BANK OR OTHER DEPOSITORY INSTITUTION. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, AND ACCOMPANIED BY THE CURRENT PROSPECTUS FOR CALVERT SOCIAL BALANCED PORTFOLIO WHERE APPLICABLE, WHICH CONTAIN ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, Area 2H, One Madison Avenue, New York, NY 10010 Attention: Alan DeMichele. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center; telephone number (800) 553-4459. The table of contents of the Statement of Additional Information appears on page B-PPA-35.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1998.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. B-PPA- 3
TABLE OF EXPENSES...................................................... B-PPA- 4
SUMMARY................................................................ B-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. B-PPA- 8
FINANCIAL STATEMENTS................................................... B-PPA- 9
OUR COMPANY AND THE SEPARATE ACCOUNT................................... B-PPA-10
THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS.................... B-PPA-11
  YOUR INVESTMENT CHOICES.............................................. B-PPA-11
  PURCHASE PAYMENTS.................................................... B-PPA-13
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ B-PPA-14
  WITHDRAWALS AND TRANSFERS............................................ B-PPA-15
  DEDUCTIONS AND CHARGES............................................... B-PPA-17
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. B-PPA-18
  DEATH BENEFIT........................................................ B-PPA-20
  INCOME OPTIONS....................................................... B-PPA-20
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS.......................... B-PPA-22
  ADMINISTRATION....................................................... B-PPA-22
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... B-PPA-23
  TRANSFERS............................................................ B-PPA-23
  DEDUCTIONS AND CHARGES............................................... B-PPA-24
OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS.................. B-PPA-26
TAXES.................................................................. B-PPA-30
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... B-PPA-35
APPENDIX............................................................... B-PPA-36
INDEX.................................................................. B-PPA-37

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    B-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                PAGE
   -----                                                             -----------
Account Balance..................................................... B-PPA- 6
Accumulation Units.................................................. B-PPA-14
Annuity Units....................................................... B-PPA-23
Assumed Investment Rate............................................. B-PPA-23
Contract Year....................................................... B-PPA-14
Contracts........................................................... B-PPA- 1
Designated Office................................................... B-PPA-13
Early Withdrawal Charge............................................. B-PPA-17
Experience Factor................................................... B-PPA-15
Free Corridor....................................................... B-PPA-18
Income Annuities.................................................... B-PPA- 1
Preference Plus Contracts........................................... B-PPA- 1
Preference Plus Income Annuities.................................... B-PPA- 1
Separate Account.................................................... B-PPA- 6
Systematic Termination.............................................. B-PPA-18
Systematic Withdrawal Income Program................................ B-PPA-16
Valuation Period.................................................... B-PPA-14-15

                                    B-PPA-3

       TABLE OF EXPENSES--PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund and Calvert Social Balanced Portfolio expenses for the fiscal year ending December 31, 1997:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None(b)
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .50%(c)
 Mortality and Expense Risk Charge.................................   .75%(c)
 Total Separate Account Annual Expenses............................  1.25%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                           OTHER EXPENSES
                                                MANAGEMENT AFTER EXPENSE
                                                   FEES     REIMBUSEMENT  TOTAL
                                                ---------- -------------- -----
 State Street Research Income
  Portfolio(d)(e)(f)...........................    .33          .10        .43
 State Street Research Diversified
  Portfolio(d)(e)(f)...........................    .44          .06        .50
 MetLife Stock Index Portfolio(d)..............    .25          .08        .33
 State Street Research Growth
  Portfolio(d)(e)(f)...........................    .49          .07        .56
 Janus Mid Cap Portfolio(e)(g).................    .75          .14        .89
 Loomis Sayles High Yield Bond Portfolio(g)....    .70          .20        .90
 State Street Research Aggressive Growth
  Portfolio(d)(e)(f)...........................    .71          .08        .79
 T. Rowe Price Small Cap Growth
  Portfolio(e)(g)..............................    .55          .18        .73
 Scudder Global Equity Portfolio(e)(g).........    .90          .22       1.12
 State Street Research International Stock
  Portfolio(d)(e)(f)...........................    .75          .28       1.03

CALVERT SOCIAL BALANCED PORTFOLIO ANNUAL
 EXPENSES(H)
   (as a percentage of average net assets)
                                                      OTHER EXPENSES
                                           MANAGEMENT AFTER EXPENSE
                                              FEES    REIMBURSEMENT  TOTAL
                                           ---------- -------------- -----
                                              .69          .12        .81


EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $80    $ 98    $118     $200
   Diversified Division........................   81     100     122      208
   Stock Index Division........................   79      95     113      189
   Growth Division.............................   81     102     125      214
   Janus Mid Cap Division......................   85     112     --       --
   Loomis Sayles High Yield Bond Division......   85     113     --       --
   Aggressive Growth Division..................   84     109     137      239
   T. Rowe Price Small Cap Growth Division.....   83     107     --       --
   Scudder Global Equity Division..............   87     119     --       --
   International Stock Division................   86     117     150      264
   Calvert Social Balanced Division............   84     110     138      241
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(i):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $17    $ 53    $ 92     $200
   Diversified Division........................   18      56      96      208

                                    B-PPA-4

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Stock Index Division.........................  $16     $50     $87     $189
   Growth Division..............................   19      57      99      214
   Janus Mid Cap Division.......................   22      68     --       --
   Loomis Sayles High Yield Bond Division.......   22      68     --       --
   Aggressive Growth Division...................   21      65     111      239
   T. Rowe Price Small Cap Growth Division......   20      63     --       --
   Scudder Global Equity Division...............   24      75     --       --
   International Stock Division.................   23      72     123      264
   Calvert Social Balanced Division.............   21      65     112      241

-------

(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges," page B-PPA-17) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.

(b) A one time contract fee of $350 may be imposed under certain Income Annuities. (See "Income Annuities--Deductions and Charges," page B-PPA-
    24).

(c) Although total Separate Account annual expenses will not exceed 1.25% of average account values, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges," page B-PPA-17.)
(d) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

(e) The marginal rate of the investment management fee for these Portfolios will decrease when the dollar amount in each Portfolio reaches certain threshold amounts.

(f) Reflects 1997 management fees, restated to assume changes in management fees effective August 1997, had been in effect for the entire year.

(g) The Portfolios commenced operations on March 3, 1997. MetLife has agreed to bear all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until a Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier. Absent such expense reimbursement, the other expenses would have been 0.39% for the Loomis Sayles High Yield Bond Portfolio and 0.31% for the Scudder Global Equity Portfolio. MetLife ceased subsidizing such expenses for the Janus Mid Cap Portfolio as of December 31, 1997, and the T. Rowe Price Small Cap Growth Portfolio as of January 23, 1998.


(h) The management fees of the Calvert Social Balanced Portfolio are subject to a performance adjustment which could cause this fee to be as high as 0.85% or as low as 0.55%, depending on the Portfolio's performance. The figures are based on expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Other Expenses" reflects an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78% for the Portfolio.

(i) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges," page B-PPA-18).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account, the Metropolitan Fund and the Calvert Social Balanced Portfolio. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges," page B-PPA-17, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    B-PPA-5

 ...............................................................
SUMMARY
 ................................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page B-PPA-22. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity. Under the Contracts and Income Annuities issued for Public Employee Deferred Compensation Plans, the employer or trustee retains all rights to control the money under the Contract or Income Annuity. For these Contracts or Income Annuities, where we refer to giving instructions or making payments to us, "you" means such employer. Under the Contracts issued for Keogh Plans, the trustee retains all rights to control the money under the Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee. For those Public Employee Deferred Compensation or Keogh Plans where the Contract or Income Annuity allows the participant or annuitant to choose among investment options, where we refer to giving instructions as to investment options for those contracts, "you" means such participant or annuitant.

YOUR INVESTMENT CHOICES (PAGES B-PPA-11-13)

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page B-PPA-14, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES B-PPA-11-13. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS AND THE CALVERT SOCIAL BALANCED PORTFOLIO PROSPECTUS, WHICH IS DELIVERED SEPARATELY.

TAXES (PAGES B-PPA-30-34)

  A variable annuity receives special treatment under the Federal income tax laws. Please refer to the pages above for information concerning how the Federal tax laws affect purchase payments and withdrawals in each particular tax market.

PURCHASE PAYMENTS; WITHDRAWALS AND TRANSFERS (PAGES B-PPA-13; B-PPA-15-17)

  The Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw money credited to you ("Account Balance"). (See "Withdrawals and Transfers," pages B-PPA 15-17.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Contract. (See "Withdrawals and Transfers," pages B-PPA-15-17, and "Deductions and Charges," pages B-PPA-17-18.)

DEDUCTIONS AND CHARGES (PAGES B-PPA-17-18)

  Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: 1.25% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

  Calvert Social Balanced Portfolio: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES B-PPA-18-20)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

(a) Withdrawals or Transfers without a Charge for All Markets:

  Item 1--Transfers among investment divisions or to or from the Fixed Interest Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--Free Look

                                    B-PPA-6

 ...............................................................

  Item 5--Certain Income Annuities

  Item 6--Death Benefit (except unallocated Keogh)

  Item 7--Mandated Withdrawals under Federal law

(b) Withdrawals or Transfers Without a Charge for the Tax Sheltered Annuity Market--(in addition to (a) above):

  Item 8--Systematic Termination

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 12--Plan Termination

  Item 13--Hardship

(c) Withdrawals of Transfers Without a Charge for Qualified Annuity Plans Market under (S)403(a) of the Internal Revenue Code--(in addition to (a) above):

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

(d) Withdrawals or Transfers Without a Charge for the Keogh Market--(in addition to (a) above):

  Item 8--Systematic Termination

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 12--Plan Termination

  Item 13--Hardship

  Item 14--Pre-Approved Investment Vehicles

(e) Withdrawals or Transfers Without a Charge for the Public Employee Deferred Compensation Market--(in addition to (a) above):

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 13--Hardship

DEATH BENEFIT (PAGE B-PPA-20)

  Each Contract (other than the unallocated Keogh Contract) offers a death benefit that guarantees certain payments in case of your death even if the Account Balance has fallen below that amount.

INCOME ANNUITIES (PAGE B-PPA-22)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page B-PPA-24.)

                                    B-PPA-7

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                       ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                        UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  PREFERENCE PLUS CONTRACTS     YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  -------------------------     ---- ----------------- -------------- ----------------------
  Income Division               1997      $16.49           $17.89             16,307
                                1996       16.12            16.49             16,604
                                1995       13.65            16.12             15,252
                                1994       14.27            13.65             13,923
                                1993       12.98            14.27             14,631
                                1992       12.29            12.98              5,918
                                1991       10.60            12.29              1,210
                                1990       10.00(a)         10.60                 32
  Diversified Division          1997       19.22            22.89             62,604
                                1996       17.00            19.22             52,053
                                1995       13.55            17.00             42,712
                                1994       14.15            13.55             40,962
                                1993       12.70            14.15             31,808
                                1992       11.75            12.70              7,375
                                1991        9.52            11.75              1,080
                                1990       10.00(a)          9.52                 44
  Stock Index Division          1997       22.43            29.28             58,817
                                1996       18.52            22.43             43,141
                                1995       13.70            18.52             29,883
                                1994       13.71            13.70             23,458
                                1993       12.67            13.71             18,202
                                1992       11.94            12.67              8,150
                                1991        9.32            11.94              1,666
                                1990       10.00(a)          9.32                 55
  Growth Division               1997       21.37            27.10             60,102
                                1996       17.71            21.37             49,644
                                1995       13.47            17.71             38,047
                                1994       14.10            13.47             32,563
                                1993       12.48            14.10             24,608
                                1992       11.32            12.48              9,432
                                1991        8.61            11.32              2,824
                                1990       10.00(a)          8.61                178
  Janus Mid Cap Division        1997       10.00(b)         12.69              7,417
  Loomis Sayles High Yield      1997       10.00(b)         10.51              2,375
   Bond Division
  Aggressive Growth Division    1997       23.77            25.05             43,359
                                1996       22.35            23.77             43,962
                                1995       17.47            22.35             33,899
                                1994       18.03            17.47             26,890
                                1993       14.89            18.03             17,094
                                1992       13.66            14.89              5,747
                                1991        8.31            13.66              1,060
                                1990       10.00(a)          8.31                 49
  T. Rowe Price Small Cap       1997       10.00(b)         11.76              6,932
   Growth Division



                                    B-PPA-8

                                            Accumulation       Accumulation   Number of Accumulation
                                             Unit Value       Unit Value End     Units End of Year
   Preference Plus Contracts      Year   Beginning of Year       of Year          (in thousands)
----------------------------      ----   -------------------  --------------  ----------------------
 Scudder Global Equity Division   1997              10.00(b)           10.85                   4,826
      International Stock         1997              13.77              13.28                  15,865
            Division              1996              14.19              13.77                  17,780
                                  1995              14.25              14.19                  17,553
                                  1994              13.74              14.25                  16,674
                                  1993               9.41              13.74                   6,921
                                  1992              10.61               9.41                     966
                                  1991              10.00(c)           10.61                      92
         Calvert Social           1997              18.68              22.16                   1,181
       Balanced Division          1996              16.80              18.68                     995
                                  1995              13.11              16.80                     787
                                  1994              13.71              13.11                     630
                                  1993              12.86              13.71                     473
                                  1992              12.10              12.86                     239
                                  1991              10.58              12.10                      63
                                  1990              10.00(d)           10.58                       0

        In addition to the above mentioned Accumulation Units, there were cash reserves of $14,503,548 as of December 31, 1997 applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

  [CHART DEPICTING PREFERENCE PLUS CONTRACTS ENDING ACCUMULATION UNIT VALUES]


(a) Inception Date July 2, 1990.
(b) Inception Date March 3, 1997
(c) Inception Date July 1, 1991.
(d) Inception Date September 17, 1990.

FINANCIAL STATEMENTS

        The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                    B-PPA-9

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ................................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, serving millions of people, is one of the largest financial services companies in the world with many of the largest United States corporations for its clients. As of December 31, 1997, we had approximately $330.3 billion in assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

                                    B-PPA-10

        SECTION I: THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ....................................
                                   ...........................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account that pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Tax Deferred Annuities (Non-Qualified) under (S)72. Our Contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank that does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some contracts have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes four types of Contracts: TSAs, PEDC, 403(a), and Keogh.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan that may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions. The Calvert Social Balanced Division is available in some cases. If you are covered under a group Contract, your employer, association or group may have limited the number of available divisions. Your Contract will indicate the divisions available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund and Calvert Vari-able Series, Inc. as shown on page 1. All dividends declared by any of the portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed under the Contracts. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of an-nuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "open-end management investment companies" under the 1940 Act. Except for the Janus Mid Cap and Calvert Social Balanced Portfo-lios, each fund is "diversified" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

State Street Research Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

                                   B-PPA-11

 ...............................................................

State Street Research Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

MetLife Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

State Street Research Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in a non-diversified portfolio of securities issued by medium sized companies.

Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

State Street Research Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

State Street Research International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

Calvert Social Balanced Portfolio: To achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Social Balanced Portfolio.

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. For providing investment management services to the State Street Research Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .50% of such assets on the next $500 million and
 .45% of such assets on amounts over $1 billion. For providing investment man-agement services to the State Street Research Income Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .35% of the aver-age daily value of the aggregate net assets up to $250 million, .30% of such assets on the next $250 million and .25% of such assets on amounts over $500 million. For providing investment management services to the State Street Re-search Diversified Portfolio, we receive monthly compensation from the Portfo-lio at an annual rate of .50% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .45% of such assets on the next $500 million and .40% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research International Stock Portfolio and the State Street Research Aggressive Growth Portfolio, we receive monthly compensation at an annual rate of .75% of the average daily value of the aggregate net assets of each such Portfolio up to $500 million,
 .70% of such assets on the next $500 million and .65% of such assets on amounts over $1 billion. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth and State Street Research International Stock Portfolios.

  GFM International Investors, Inc. is the sub-sub-investment manager and has day-to-day investment responsibility for the State Street Research International Stock Portfolio. GFM International Investors, Inc.'s fees for sub-sub-investment management services are paid by State Street Research.

  For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by MetLife, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus

                                   B-PPA-12

 ...............................................................
Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and
 .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio.

  For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. Scudder Kemper Investments, Inc. (formerly Scudder Stevens & Clark, Inc.) is the sub-investment manager for the Scudder Global Equity Portfolio.

  Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  Similarly, the Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of .70% of the first $500 million of the average daily net assets of the Calvert Social Balanced Portfolio, .65% of the next $500 million and .60% of the remainder. In addition, the Calvert Social Balanced Portfolio pays Calvert a performance fee adjustment based on the extent to which performance of the Calvert Social Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index as follows:

PERFORMANCE VERSUS                                                   PERFORMANCE
THE LIPPER BALANCED FUNDS                                                FEE
INDEX                                                                ADJUSTMENT
-------------------------                                            -----------
At least 6%, but less than 12%......................................    .05%
At least 12%, but less than 18%.....................................    .10%
More than 18%.......................................................    .15%

  Payment by the Calvert Social Balanced Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Calvert Social Balanced Portfolio's performance to fall below the Lipper Balanced Funds Index.

  Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. consisting of a base fee and a performance fee adjustment based on the extent to which performance of the Calvert Social Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index. These fees are solely the responsibility of Calvert, not the Calvert Social Balanced Portfolio.

  The Metropolitan Fund and the Calvert Social Balanced Portfolio are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Calvert Social Balanced Portfolio prospectus is given out separately to those investors to whom this investment choice is offered. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement. See "Purchase and Redemptions of Shares," in the prospectus for the Calvert Social Balanced Portfolio for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.

PURCHASE PAYMENTS
 ...............................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these offices. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, the trustee of the Keogh plan (if an allocated Contract) or the group in which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.


                                   B-PPA-13

 ...............................................................
  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree or we cannot reach you by the fifth business day, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received (1) on a day when the accumulation unit value (discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment except for the unallocated Keogh Contract. For the unallocated Keogh Contract, each purchase payment must be at least $2,000, and total purchase payments must be at least $15,000 for the first Contract Year. (For certain Contracts, depending on underwriting and plan requirements, the first Contract Year is the initial three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) For other Contracts the Contract Year is twelve months. During subsequent Contract Years, total purchase payments made under the unallocated Keogh Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the Federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Allocation changes for new purchase payments will be made upon our receipt of your notification of changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the Federal tax laws. You may not make purchase payments after you have made a withdrawal based on termination of employment under the Keogh, TSA and PEDC Contracts. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination. You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through salary reduction or salary deduction.

  Except for the PEDC Contract, in order to comply with regulatory requirements in Oregon, we may limit the ability of an Oregon resident to make purchase payments (1) after the Contract has been held for more than three years, if the Contract was issued after age 60 or (2) after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units." When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate accumulation unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between the two consecutive accumulation unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The accumulation unit values can increase or decrease, based on the investment performance of the corresponding

                                   B-PPA-14

 ...............................................................

underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses, accumulation unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses, accumulation unit values will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for the other Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the Valuation Period by the last previously calculated accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was 1.05, the new accumulation unit value is $12.60 ($12.00 X 1.05). On the other hand, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .95, the new accumulation unit value is $11.40 ($12.00X.95).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred and we may require that this request be made on the form we provide for this purpose. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account. We may require that you maintain a minimum Account Balance in investment divisions from which amounts are transferred based upon an authorization.

WHEN WILL WITHDRAWALS OR TRANSFERS BE PROCESSED?

  Generally, we will process withdrawals or transfers as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, you can make payments directly to other investments on a tax-free basis if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, withdrawals from the Contracts before age 59 1/2 are generally prohibited. See "Taxes--TSA Contracts" at page B-PPA-31-32.

CAN YOU MAKE CHANGES BY TELEPHONE?

  Yes. You can request transfers, change your allocation of future investments and make changes to

                                   B-PPA-15

 ...............................................................

transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account by telephone unless prohibited by state law. Except for Keogh Contracts, if we agree and you complete the form we supply, you may also authorize your sales representative to request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account on your behalf by telephone. Whether you or your sales representative make such requests by telephone, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to these requests which affect both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls making such requests will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transaction. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for TSA Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an Income Annuity, as described later in this Prospectus. You must have separated from service to elect SWIP if you are under age 59 1/2 under a TSA Contract. Also, you may not receive SWIP payments if you have an outstanding loan. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. In the year in which you initiate SWIP payments, the amount or percentage you elect to receive is divided by the number of months remaining in your Contract Year. Thereafter, the SWIP payment will be based on a complete Contract Year. Each SWIP payment must be at least $50. You should allow approximately 10 business days for processing your request. If we do not receive the request at least 10 business days in advance of the SWIP payment start date, we will process your first SWIP payment the following month. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year. The change will be effective for the first SWIP payment for the following Contract Year. Requests for such changes must be made at least 30 days prior to the Contract Year anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHICH INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a pro rata basis from the Fixed Interest Account and investment divisions of the Separate Account in which you then have money. If your Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you. On or about July 1, 1998, you will be able to select the percentage to be withdrawn from each investment division and/or the Fixed Interest Account based on your preference. If you do not specify percentages or if there are insufficient amounts in one or more of your selected investment divisions or the Fixed Interest Account, then your SWIP payment will automatically be taken on a pro rata basis from the Fixed Interest Account and investment divisions in which you then have money.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments are within the applicable Free Corridor percentage, no SWIP payment will be subject to an early withdrawal charge. SWIP payments in excess of the Free Corridor will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Exemptions from Early Withdrawal Charges," pages B-PPA-18-20.

  SWIP payments are treated as withdrawals for Federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to Federal income tax. If you are under age 59 1/2, tax penalties may apply. See "Taxes," pages B-PPA-30-34.

CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. Rather than receiving your minimum distribution in one annual payment, you may request that we make minimum distribution payments to you on a
                                   B-PPA-16

 ...............................................................
periodic basis. However, you may be required to meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

DEDUCTIONS AND CHARGES
 ...............................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" on B-PPA-14.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1997, these charges were $87,711,107 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what are called "annuity considerations." These may include purchase payments, account balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In Mississippi, Wyoming, South Dakota, Kentucky and Washington, D.C., we may also deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page B-PPA-36.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in

                                   B-PPA-17

 ...............................................................
that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For TSA Contracts issued before January 15, 1996, to school districts that employ members of the Michigan Education Association, you must specify the source of amounts (other than earnings) from which a withdrawal may be taken, such as salary reduction elective deferrals, direct rollovers, direct transfers or employer contributions.

  Except as described in the following paragraph, for the Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

  For TSA Contracts issued before January 15, 1996, to school districts that employ members of the Michigan Education Association, withdrawal charges are imposed on amounts (other than earnings) for the first seven Contract Years after the purchase payment is received as shown in the table below:

                     DURING PURCHASE PAYMENT/CONTRACT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the Federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to Federal income tax, see "Taxes," pages B-PPA-30-34. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to and from the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A Free Corridor withdrawal described below. Depending on your Contract, the Free Corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the Free Corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge. For the Keogh, the Free Corridor is in addition to any amounts which are not subject to an early withdrawal charge as described in items 4-15 below, except for amounts which are exempted pursuant to Systematic Terminations, described in item 8 below.

   (a) For the unallocated Keogh and certain TSA Contracts, you can withdraw up to 20% of your Account Balance during each Contract Year.

   (b) For all other Contracts, you can withdraw up to 10% of your Account Balance during each Contract Year.

  4. Free Look: You may cancel your Contract within 10 days (20 days in North Dakota and Idaho for individual Contracts) after you receive it by telling us in writing. We will then refund all of your purchase payments. However, for TSA Contracts issued in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance. The Free Look is 30 days if an individual Contract was issued to you in California and you are 60 years old or older. If you cancel the Contract, we will then refund your Account Balance. If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contract from which the withdrawal is made.

  8. Systematic Termination: For (a) the unallocated Keogh Contract and (b) under the TSA Contract issued

                                    B-PPA-18

 ...............................................................
to certain Texas institutions of higher education (1) to take effect with respect to the participants of such institution if such institution withdraws its endorsement of the Contract or, (2) with respect to any participant under such Contract, if that participant retires or terminates employment according to the requirements of the Texas Optional Retirement Program, and (c) for certain other TSA Contracts, a total withdrawal ("Systematic Termination") that is paid in annual installments of (1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: For TSA, 403(a), Keogh and PEDC Contracts, if you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal. For the Keogh Contracts and TSA Contracts that fund plans subject to the Employee Retirement Income Security Act of 1974, the definition of disability is also as defined under the Federal Social Security Act, unless defined in the plan.

  10. Retirement:

   (a) For the Keogh Contracts, TSA and 403(a) Contracts, if there is a plan which defines retirement and you retire under such definition. For certain TSA Contracts, if there is no plan, you must have at least ten years of uninterrupted Contract participation. For other TSA Contracts, you must have at least ten years of uninterrupted Contract participation. This exemption does not apply to withdrawals of amounts transferred into these TSA Contracts from other investment vehicles on a tax-free basis (plus earnings on such amounts). For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, you must have been a participant in the Contract for the period stated in the Contract. For the allocated Keogh Contract, you must also have at least seven years of uninterrupted Contract participation.

   (b) For the PEDC Contract, if you retire.

   (c) For certain TSA Contracts, if you retired before the TSA Contract is purchased (including amounts transferred into the TSA Contract from other investment vehicles on a tax free basis plus earnings on such amounts).

  11. Separation from Service: For Keogh and PEDC Contracts, if your employment terminates. For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, you must also have been a participant in the Contract for the period stated in the Contract. For the allocated Keogh Contract, you must also have at least seven years of uninterrupted Contract participation. For the TSA and 403(a) Contracts, you must have at least ten years of uninterrupted Contract participation. This exemption to the early withdrawal charge for TSA and 403(a) Contracts does not apply to withdrawals of amounts transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). For other TSA Contracts, if your employment terminates.

  For certain TSA Contracts, if you separated from service before the TSA Contract is purchased (including amounts transferred into the TSA Contract from other investment vehicles on a tax free basis plus earnings on such amounts).

  12. Plan Termination: For the Keogh and certain TSA Contracts, if your plan terminates and the Account Balance is rolled over into another annuity contract we issue.

  13. Hardship: For the PEDC and unallocated Keogh and certain TSA Contracts, if you suffer an unforeseen hardship.

  14. Pre-Approved Investment Vehicles: For Keogh Contracts, if you make a direct transfer to other investment vehicles we have pre-approved. For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, and your Account Balance is rolled over to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

  15. Transfer from other MetLife Contracts (A) For transfers prior to January 1, 1996: If you rolled over amounts from other MetLife contracts we designate, of the following two formulas, we will apply the one that is more favorable to you:

  (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made, credit your purchase payments with the time you held them under our other contract prior to the time they were rolled over or

                                    B-PPA-19

 ...............................................................

  (2) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


  (B) For transfers commencing on or after January 1, 1996:

  (1) If you roll over amounts from other MetLife contracts we designate that they have been in force at least two years (except as covered in (2) below), we will apply the one of the following two formulas that is more favorable to you: (a) the same withdrawal charge schedule that would have applied to the rollover amounts had they remained in your other MetLife contracts, however, any exceptions or reductions to the basic withdrawal charge percentage that this Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; or (b) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%


For this purpose, purchase payment year is measured from the date of the rollover, not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years or provide for a separate withdrawal charge for each purchase payment, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under our other contract prior to the date they were rolled over.

  (C) We may instead, if provided for by this Contract, treat another contract and this Contract as if they were one for purposes of determining when a purchase payment was made by deeming your purchase payments to have been made under this Contract on the dates they were made under the other contract.

DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of December 31 of any fifth Contract anniversary less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals, in any case less any outstanding loan balance under your Fixed Interest Account. The amount determined to be the death benefit under the formula above for the allocated Keogh Contract will be deemed to be the participant's account balance under his/her plan. There is no death benefit for any unallocated Keogh Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the TSA and 403(a) Contracts. The death benefit is paid either to the PEDC trustee, to your employer under the PEDC Contract or the Keogh trustee under the Keogh Contract.

  The payee may take a lump sum cash payment or apply the death benefit (less any applicable annuity taxes) to an income annuity from the types available under your Contract.

INCOME OPTIONS
 ...............................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and apply that money (less any annuity taxes and applicable Contract charges that must be paid) to an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available which guarantee payments for at least five years, but no more than 30 years.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts). You may defer receipt of income payments for up to 12 months once an income annuity has been elected.

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

                                   B-PPA-20

 ...............................................................

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the portion of your Account Balance used to provide the fixed income option. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed under "Income Annuities."

                                   B-PPA-21

           SECTION II: INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ...............................................................
WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you with a series of payments for either a period of time or life that are based upon the investment performance of the investment divisions of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option that is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some income annuities have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes four types of Income Annuities: TSAs, PEDC, Keogh and 403(a) annuities.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions described earlier in Section 1 under "Your Investment Choices." The Calvert Social Balanced Division is available in some cases. If you are covered under a group Income Annuity, the employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate which divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. In some states, you may be limited to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this Office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Under group Income Annuities, your employer, the trustee of the Keogh plan or the group in which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received
(1) on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.


                                    B-PPA-22

 ...............................................................
DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ...............................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity units are similar to "accumulation units" described earlier in Section I except that we deduct the contract fee (which may be waived) and applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate annuity unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive annuity unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The annuity unit values can increase or decrease, based on the investment performance of the corresponding underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, annuity unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, annuity unit values will go down.

  When we determine the annuity unit value for an investment, we use the same "experience factor" as that derived for the calculation of accumulation units as described in Section I.

  To calculate an annuity unit value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the valuation period. For an AIR of 4% and a one day valuation period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the investment divisions, the AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You can make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL TRANSFERS BE PROCESSED?

  Generally, we will process a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to your beneficiary under a guarantee or a joint annuitant or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. Except for Keogh Income Annuities, if we agree and you complete the form we
                                   B-PPA-23

 ...............................................................
supply, you may also authorize your sales representative to make transfer requests on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in
Section I.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  A one time $350 contract fee is taken from your purchase payment prior to crediting annuity units and determining the amount of any fixed income payments. This charge covers our administrative costs which include preparation of the Income Annuities, review of applications and recordkeeping. If you purchase an Income Annuity as the variable income option under your Contract and you purchased the Contract at least two years earlier, the contract fee will be waived.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitant's may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" on B-PPA-23.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what are called "annuity considerations." We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page B-PPA-36.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons figure in the description below: the owner of the Income Annuity (the person with all rights under the contract including the right to direct who receives payments), the annuitant (the person whose life is the measure for determining the timing and sometimes the amount of income payments) and the beneficiary (the person who may receive benefits if no annuitants or owners are living).

  Your Lifetime Annuity--A variable income payable during the annuitant's life.

  Your Lifetime with a Guaranteed Period Annuity--A variable income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Your Lifetime With a Refund Annuity--A variable income payable during the annuitant's life. If, at the death of the annuitant, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for Two Lives Annuity--A variable income payable while either of two annuitants is alive. After one annuitant dies payments continue if the other annuitant is alive, otherwise payments stop. Payments after one annuitant dies may be the same as those paid while both were alive or may be a lower percentage selected when the annuity is purchased (e.g. 75%, 66 2/3% or 50%).

  Income for Two Lives with a Guaranteed Period Annuity--This is the same as the Income for Two Lives Annuity described above, but we guarantee to pay the full amount (not a reduced percentage) for the guarantee period even if one or both annuitants die. If, at the death of both annuitants, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Income for Two Lives with a Refund Annuity--This is the same as the Income for Two Lives Annuity described above but if, at the death of both annuitants, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for a Guaranteed Period Annuity--A variable income payable for a guarantee period (5-30

                                    B-PPA-24

 ...............................................................
years). Payments cease at the end of the guarantee period (which is often called a "term certain" period) even if the annuitant is still alive. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity (or to the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

IS THERE A FREE LOOK?

  Yes. There is a Free Look when you purchase an Income Annuity. There is no Free Look when an Income Annuity is the variable income option under a Contract. You may cancel your Income Annuity within 10 days (20 days in North Dakota and Idaho for individual Income Annuities) after you receive it by telling us in writing. We will then refund your purchase payment (however, for Income Annuities issued in Pennsylvania, Illinois and Minnesota we will instead pay you the value of your annuity units). The Free Look is 30 days if an individual Income Annuity was issued in California and you are 60 years old or older. If you cancel the Income Annuity, we will then refund the value of your annuity units. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

                                   B-PPA-25

                      SECTION III: OTHER DEFERRED CONTRACT
                         AND INCOME ANNUITY PROVISIONS
 ....................................
                                   ...........................
CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In other states, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Contract). We may only cancel the unallocated Keogh Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less then $15,000. We will only do so to the extent allowed by law. Certain Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA"), (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use accrued benefit as security for a loan exceeding $5,000.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing that acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing which acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death. If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without spousal consent.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account and SWIP payments, may be confirmed quarterly. MetLife confirms quarterly purchase transactions under TSA Contracts made on the basis of salary reduction or deduction.

CAN WE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would

                                    B-PPA-26

 ...............................................................
best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an Account Balance, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contract or Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion. Under the Keogh Contracts, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Contract. Under the Keogh Contracts, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.


                                   B-PPA-27

 ...............................................................
CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Calvert Variable Series, Inc.'s boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail.

  The licensed sales representatives and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

  From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

  We also make payments to our licensed sales representatives based upon the total Account Balances of the Contracts assigned to the sales representatives. Under the program, we pay an amount up to .12% of the total Account Balances of the Contracts, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representatives for servicing the Contracts. These payments are not made for Income Annuities.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance is stated in terms of either "yield," "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Change in accumulation unit value or change in annuity unit value refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of

                                   B-PPA-28

 ...............................................................

different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the underlying portfolios of the Metropolitan Fund and the Calvert Social Balanced Portfolio and may assume that certain Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS (R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, the Standard & Poor's 400 Index, the Standard & Poor's 600 Index, the Russell 2000 Growth Index, Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, The Morgan Stanley Capital International All Country World Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer SM." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

                                   B-PPA-29

                               SECTION IV: TAXES
 ..............................................................
GENERAL

  Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?

  Generally, all contributions under the Contracts will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, Federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Non-Qualified contracts with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such contracts will be made on a "before-tax" basis and the rules applicable to Keogh plans will apply to such contracts, notwithstanding any provision in the contracts to the contrary. Wherever the terms "Keogh Contract" or "Keogh plan" appears in this section, the term shall be deemed to include non-qualified contracts with an appropriate endorsement issued to Keogh and corporate plans covering one individual.

  Under some circumstances certain of the Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from a Keogh, 403(a) and TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement under (S)408; (2) a qualified trust or 403(a) annuity plan, if the distribution is from a Keogh or 403(a) Contract; or (3) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution generally is the taxable portion of any distribution from a Keogh, 403(a) or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in (S)401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and (h) any other taxable distributions from any of these plans which are not eligible rollover distributions.

  All taxable distributions from Keogh, 403(a) and TSA Contracts that are not eligible rollover distributions will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment. All taxable distributions from the PEDC Contract will be subject to the same Federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2.
                                   B-PPA-30

 ...............................................................

Withdrawals from the TSA Contracts are generally entirely prohibited before age 59 1/2.

  The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Your employer buys the Contract for you although you then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount may be subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your
(S)403(b) arrangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to your pre-tax contributions and their earnings); (d) after you die, separate from service or become disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only your purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under (S)403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrangements even after such amounts are transferred to a Contract.

  Taxable withdrawals (other than tax-free transfers) that are allowed before you are age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you, where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or, if later, five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty rule before you elect to receive any SWIP payments or make any modifications to your SWIP payments.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible rollover distributions) to an IRA without Federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Contract must be withdrawn or begin to be withdrawn by April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year in which you retire. A tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Contract is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of your spouse. The IRS allows you to aggregate the amount required to be withdrawn from each TSA contract you

                                   B-PPA-31

 ...............................................................
own and to withdraw this amount in total from any one or more of the TSA contracts you own.

  Keogh Contracts. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Under rules similar to those described above for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Contract must be made or begun to be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire. Also, if you die before required withdrawals have begun, the entire interest in the Contract generally must be paid within five years of the year in which you died.

  If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime.

  Non-Qualified contracts with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such contracts, notwithstanding any provision in the contracts to the contrary.

  PEDC Contract. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in (S)457 of the Code. These plans, which must meet the requirements of (S)457(b), provide certain tax deferral benefits to employees and independent contractors. The plans are not available to churches and qualified church-controlled organizations. A PEDC plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. However, for state or local government plans in existence on August 20, 1996, these requirements do not have to be met prior to January 1, 1999. Plan benefit deferrals, contributions and all income attributable to such amounts under PEDC plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

  The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

  Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant separates from service with the employer, or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements, or (ii) the total amount payable is $5,000 or less and certain other requirements are met.

  Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or, to the extent permitted under your plan or contract, the year the participant retires. Although the minimum distribution rules are similar to the rules summarized above for TSAs there are some differences. For example, for PEDC plans, any distribution payable over a period of more than one year can only be made in substantially non-increasing amounts, and generally distributions may not exceed 15 years.

  Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but

                                    B-PPA-32

 ...............................................................
based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

  403(a) Contracts. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

  The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Taxable withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Contracts are generally taxed according to the rules described under (S)72 of the Code. Under rules similar to those described above for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Contract must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire. Also, if you die before required withdrawals have begun, the entire interest in the plan generally must be paid within five years of the year in which you died. The minimum distribution rules for 403(a) Contracts are similar to those rules summarized above for TSAs.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  Generally, all purchase payments under the Income Annuities will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, Federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  Under some circumstances certain of the Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments other than income payments under the PEDC Income Annuity will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable income payments under the PEDC Income Annuity will be subject to the same Federal income tax withholding treatment as regular wages.

  Income payments (other than tax-free transfers to other (S)403(b) funding vehicles and those made under a PEDC plan) that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments
(1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary, where such payments begin after separation from service. Additionally, under TSAs, Keogh and 403(a) plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  For taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, income payments under the TSA, Keogh, PEDC and 403(a) Income Annuities generally must begin by April 1 of the year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire and a tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before income payments begin under the Income Annuity, the Code generally requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

                                   B-PPA-33

 ...............................................................

  If your benefit under a plan subject to REA is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before you receive any income payments under the Income Annuity or if you die while income payments are being made. If your Income Annuity is subject to the Retirement Equity Act (REA), your spouse has certain rights which may be waived with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

  Any income payments distributed under 403(a) Income Annuities are generally taxed according to the rules described under (S)72 of the Code.

                                   B-PPA-34

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   15
Financial Statements of MetLife...........................................   37


                                    B-PPA-35

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA, SIMPLE
                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............     0.5%          0.5%(3)        0.5%            2.35%         2.35%
District of Columbia....     2.25%         2.25%          2.25%           2.25%         2.25%
Kentucky(4).............     2.0%          2.0%           2.0%            2.0%          2.0%
Maine...................      --            --             --              --           2.0%
Nevada..................      --            --             --              --           3.5%
Puerto Rico.............     1.0%          1.0%           1.0%            1.0%          1.0%
South Dakota............      --            --             --              --           1.25%
U.S. Virgin Islands.....     5.0%          5.0%           5.0%            5.0%          5.0%
West Virginia...........     1.0%          1.0%           1.0%            1.0%          1.0%
Wyoming.................      --            --             --              --           1.0%

-------
(1) Annuity tax rates applicable to IRA, SIMPLE IRA and SEP Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of
    (S)408(a) of the Code are included under the column headed "IRA, SIMPLE IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    (S)401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of (S)408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

(4) The annuity tax in Kentucky is repealed effective January 1, 2000.

                                   B-PPA-36

INDEX

                            B-PPA
ACCOUNT BALANCE...........  B-PPA-6
ACCUMULATION UNIT VALUES..  8-9
  Calculation.............  17
ANNUAL CONTRACT FEE.......  4, 6
ANNUITY TAXES.............  4, 6, 17
ANNUITY UNITS.............  17, 23
ASSUMED INVESTMENT RATE...  23
AVERAGE ANNUAL TOTAL RE-
 TURN.....................  27
CALVERT SOCIAL BALANCED
 PORTFOLIO MANAGEMENT
 FEES.....................  4, 13
CALVERT SOCIAL BALANCED
 PORTFOLIO TOTAL OPERATING
 EXPENSES.................  4
CANCELLATION..............  26
CHANGE IN ACCUMULATION
 UNIT VALUE...............  28
CHANGE IN ANNUITY UNIT
 VALUE....................  28
COMMISSION................  28
CONFIRMATION..............  26
CONTRACTS.................  1, 6, 11
CONTRACT YEAR.............  14
DEATH BENEFIT.............  7, 20
DESIGNATED OFFICE.........  13
DISABILITY................  19
DIVIDENDS.................  11
EARLY WITHDRAWAL CHARGE
 (DEFERRED SALES LOAD)....  4, 6, 17-18
EQUALIZER SM..............  29
EQUITY GENERATOR SM ......  18, 29
ERISA.....................  26
EXEMPTIONS FROM EARLY
 WITHDRAWAL CHARGES.......  6, 18-20
  Certain Purchase Pay-
   ments..................  18
  Death...................  18
  Disability: Keogh, TSA,
   403(a), PEDC Contracts.  19
  Federal Taxes...........  18
  Free Corridor--All other
   Contracts..............  18
  Free Corridor--Unallo-
   cated Keogh Contract...  18
  Free Corridor--TSA and
   403(a) Contracts.......  18
  Free Look...............  18
  Hardship................  19
  Income Annuity..........  18
  Plan Termination........  19
  Preapproved Investment
   Vehicles...............  19
  Retirement..............  19
  Separation from Service.  19
  Systematic Termination..  18
  Transfers...............  18
  Transfers from other
   MetLife Contracts......  19-20
EXPERIENCE FACTOR.........  15
FIXED INCOME OPTION.......  21
403(A) CONTRACT...........  1, 7, 11, 19, 20,
                            22, 30, 31, 33, 34,
                            36
FREE CORRIDOR.............  18
FREE LOOK.................  18
GENERAL ADMINISTRATIVE EX-
 PENSES CHARGE............  4, 6, 17
INCOME ANNUITIES .........  1, 7, 22-24
  Administration..........  22
  Annuity Unit Value......  23
  Annuity Taxes...........  24
  Assumed Investment Rate.  23
  Contract Fee............  24
  Free Look...............  25
  General Administrative
   Expenses Charge........  24
  Income Types............  24-25
  Investment Choices......  22
  Mortality and Expense
   Risk Charge............  24

                                    B-PPA-37

                                                            B-PPA
  Income for Two Lives Annuity............................. 24
  Income for Two Lives with a Guaranteed Period Annuity.... 24
  Income for Two Lives with a Refund Annuity............... 24
  Your Lifetime Annuity.................................... 24
  Your Lifetime with a Guaranteed Period Annuity........... 24
  Your Lifetime with Refund Annuity........................ 24
  Income for a Guaranteed Period Annuity................... 24-25
  Purchase Payment......................................... 22
  Transfers................................................ 23-24
  Taxes.................................................... 24, 33-34
  Valuation Period......................................... 23
INCOME OPTIONS............................................. 21
  Fixed Income Option...................................... 21
  Variable Income Option................................... 21
INVESTMENT CHOICES......................................... 1, 4, 6, 11-12
  Calvert Social Balanced Portfolio........................ 1, 4, 6, 11-12
  Janus Mid Cap Portfolio.................................. 1, 4, 11, 12
  Loomis Sayles High Yield Bond Portfolio.................. 1, 4, 11, 12
  MetLife Stock Index Portfolio............................ 1, 4, 12
  Scudder Global Equity Portfolio.......................... 1, 4, 12
  State Street Research Aggressive Growth Portfolio........ 1, 4, 12
  State Street Research Diversified Portfolio.............. 1, 4, 12
  State Street Research Growth Portfolio................... 1, 4, 12
  State Street Research Income Portfolio................... 1, 4, 11, 12
  State Street Research International Stock Portfolio...... 1, 4, 12
  T. Rowe Price Small Cap Growth Portfolio................. 1, 4, 11, 12
HARDSHIP................................................... 19
KEOGH CONTRACTS............................................ 1, 6, 7, 11, 14, 18-
                                                            21,
                                                            22, 26-27, 30-34
MANAGEMENT FEES............................................ 4, 12-13
MORTALITY AND EXPENSE RISK CHARGE.......................... 4, 6, 17
PEDC CONTRACT.............................................. 1, 6-7, 11, 14, 19-
                                                            20, 30, 32-34
PERFORMANCE................................................ 28-29
PLAN TERMINATION........................................... 19
PURCHASE PAYMENTS (CONTRIBUTIONS).......................... 6, 13-14
REBALANCER SM (WITHDRAWALS & TRANSFER)..................... 15
RETIREMENT................................................. 19
SALES LOAD................................................. 16-18
SALES REPRESENTATIVES...................................... 28
SEPARATE ACCOUNT........................................... 6, 10
SEPARATION FROM SERVICE.................................... 19
SUMMARY.................................................... 6
SYSTEMATIC TERMINATION..................................... 18
SYSTEMATIC WITHDRAWAL INCOME PROGRAM....................... 16, 26, 31
TAX-SHELTERED ANNUITY CONTRACT............................. 1, 7, 11, 14, 15,
                                                            16, 18-22, 26, 30-34
TAXES...................................................... 6, 30-34
  403(a) Contract.......................................... 33
  General--all markets..................................... 30, 33
  Keogh Contracts.......................................... 32
  PEDC Contract............................................ 32
  TSA Contracts............................................ 30-34
TELEPHONE REQUESTS......................................... 15
TEXAS OPTIONAL RETIREMENT PROGRAM.......................... 15
TOTAL OPERATING EXPENSES................................... 4
TRANSFERS.................................................. 6, 15
VALUATION PERIOD........................................... 15
VOTING RIGHTS.............................................. 27
WITHDRAWALS................................................ 6, 15-16
YIELD...................................................... 28

                                    B-PPA-38

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.

[_] Calvert Social Balanced Portfolio

[_] I have changed my address. My CURRENT address is:


                          Name:
-------------------------      -------------------------------------------------
    (Contract Number)  Address:
                               -------------------------------------------------

-------------------------      -------------------------------------------------
       (Signature)                                                         zip

 METROPOLITAN LIFE INSURANCE COMPANY

 ATTN: ALAN DEMICHELE
 RETIREMENT AND SAVINGS CENTER, AREA 2H
 ONE MADISON AVENUE
 NEW YORK, NY 10010

[LOGO] MetLife(R)
Metropolitan Life Insurance Company

Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

ADDRESS SERVICE REQUESTED

                                                                 Bulk Rate
                                                             U.S. Postage Paid
                                                                Rutland, VT
                                                                 Permit 220

          Preference Plus (R) Account Prospectus--Enhanced Contracts

                            Enhanced Contracts and
                           Enhanced Income Annuities

          May 1, 1998



                                                [LOGO] MetLife(R)

                                                Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                           ENHANCED PREFERENCE PLUS
                            GROUP ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes group Enhanced Preference Plus Contracts ("Enhanced Contracts") and group Enhanced Preference Plus Income Annuities ("Enhanced Income Annuities").

  Group Enhanced Contracts and Enhanced Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and State Street Research International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

     THESE SECURITIES  HAVE  NOT BEEN  APPROVED OR  DISAPPROVED  BY THE
      SECURITIES  AND  EXCHANGE  COMMISSION OR  ANY  STATE  SECURITIES
       COMMISSION  NOR HAS  THE  COMMISSION OR  ANY STATE  SECURITIES
         COMMISSION PASSED  UPON THE  ACCURACY OR  ADEQUACY OF  THIS
          PROSPECTUS.  ANY REPRESENTATION  TO  THE  CONTRARY  IS A
           CRIMINAL OFFENSE.

INTERESTS IN THE SEPARATE ACCOUNT AND THE FIXED INTEREST ACCOUNT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, OR GUARANTEED BY THE U.S. GOVERNMENT, ANY BANK OR OTHER DEPOSITORY INSTITUTION. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth information about the Enhanced Contracts and Enhanced Income Annuities and Separate Account E that you should know before investing. Additional information about the Enhanced Contracts and Enhanced Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, Area 2H, One Madison Avenue, New York, NY 10010, Attention: Alan DeMichele. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center; telephone number (800) 553-4459. The table of contents of the Statement of Additional Information appears on page C-PPA-33.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1998.

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                       --------
INDEX OF SPECIAL TERMS................................................ C-PPA- 3
TABLE OF EXPENSES..................................................... C-PPA- 4
SUMMARY............................................................... C-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION................. C-PPA- 8
FINANCIAL STATEMENTS.................................................. C-PPA- 9
OUR COMPANY AND THE SEPARATE ACCOUNT.................................. C-PPA-10
THE ENHANCED DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS.......... C-PPA-11
  YOUR INVESTMENT CHOICES............................................. C-PPA-11
  PURCHASE PAYMENTS................................................... C-PPA-13
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT........... C-PPA-14
  WITHDRAWALS AND TRANSFERS........................................... C-PPA-14
  DEDUCTIONS AND CHARGES.............................................. C-PPA-16
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................ C-PPA-17
  DEATH BENEFIT....................................................... C-PPA-19
  INCOME OPTIONS...................................................... C-PPA-19
ENHANCED INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS................ C-PPA-20
  ADMINISTRATION...................................................... C-PPA-20
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS................... C-PPA-21
  TRANSFERS........................................................... C-PPA-21
  DEDUCTIONS AND CHARGES.............................................. C-PPA-22
OTHER DEFERRED ENHANCED CONTRACT AND ENHANCED INCOME ANNUITY PROVI-
 SIONS................................................................ C-PPA-24
TAXES................................................................. C-PPA-28
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.......... C-PPA-33
APPENDIX.............................................................. C-PPA-34
INDEX................................................................. C-PPA-35

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    C-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ C-PPA- 6
Accumulation Units..................................................... C-PPA-14
Annuity Units.......................................................... C-PPA-21
Assumed Investment Rate................................................ C-PPA-21
Contract Year.......................................................... C-PPA-13
Designated Office...................................................... C-PPA-13
Early Withdrawal Charge................................................ C-PPA-16
Enhanced Contracts..................................................... C-PPA- 1
Enhanced Income Annuities.............................................. C-PPA- 1
Experience Factor...................................................... C-PPA-14
Free Corridor.......................................................... C-PPA-17
Enhanced Preference Plus Contracts..................................... C-PPA- 1
Enhanced Preference Plus Income Annuities.............................. C-PPA- 1
Separate Account....................................................... C-PPA- 6
Systematic Termination................................................. C-PPA-18
Systematic Withdrawal Income Program................................... C-PPA-15
Valuation Period....................................................... C-PPA-14

                                    C-PPA-3

   TABLE OF EXPENSES--ENHANCED PREFERENCE PLUS CONTRACTS AND ENHANCED INCOME
                                   ANNUITIES

  The following table illustrates Separate Account and Metropolitan Fund expenses for the fiscal year ending December 31, 1997:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .20%(b)
 Mortality and Expense Risk Charge.................................   .75%(b)
 Total Separate Account Annual Expenses............................   .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                                OTHER
                                                              EXPENSES
                                                                AFTER
                                                 MANAGEMENT    EXPENSE
                                                    FEES    REIMBURSEMENT TOTAL
                                                 ---------- ------------- -----
 State Street Research Income
  Portfolio(c)(d)(e)............................    .33          .10       .43
 State Street Research Diversified
  Portfolio(c)(d)(e)............................    .44          .06       .50
 MetLife Stock Index Portfolio(c)...............    .25          .08       .33
 State Street Research Growth
  Portfolio(c)(d)(e)............................    .49          .07       .56
 Janus Mid Cap Portfolio(d)(f)..................    .75          .14       .89
 Loomis Sayles High Yield Bond Portfolio(f).....    .70          .20       .90
 State Street Research Aggressive Growth
  Portfolio(c)(d)(e)............................    .71          .08       .79
 T. Rowe Price Small Cap Growth Portfolio(d)(f).    .55          .18       .73
 Scudder Global Equity Portfolio(d)(f)..........    .90          .22      1.12
 State Street Research International Stock
  Portfolio(c)(d)(e)............................    .75          .28      1.03
EXAMPLE
If you surrender your Contract at the end of the
 applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on as-  1 YEAR 3 YEARS 5 YEARS 10 YEARS
  sets:                                           ------ ------- ------- --------
   Income Division...............................    $77    $ 88    $102     $167
   Diversified Division..........................     78      91     106      174
   Stock Index Division..........................     76      85      97      155
   Growth Division...............................     78      93     109      181
   Janus Mid Cap Division........................     82     103     --       --
   Loomis Sayles High Yield Bond Division........     82     103     --       --
   Aggressive Growth Division....................     81     100     122      207
   T. Rowe Price Small Cap Growth Division.......     80      98     --       --
   Scudder Global Equity Division................     84     110     --       --
   International Stock Division..................     83     107     134      232
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(g):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on as-
  sets:
   Income Division...............................    $14    $ 44    $ 76     $167
   Diversified Division..........................     15      46      80      174
   Stock Index Division..........................     13      41      71      155
   Growth Division...............................     15      48      83      181
   Janus Mid Cap Division........................     19      58     --       --
   Loomis Sayles High Yield Bond Division........     19      59     --       --
   Aggressive Growth Division....................     18      55      95      207
   T. Rowe Price Small Cap Growth Division.......     17      53     --       --
   Scudder Global Equity Division................     21      66     --       --
   International Stock Division..................     20      63     108      232


                                    C-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges," page C-PPA-16) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.

(b) Although total Separate Account annual expenses will not exceed .95% of average account values, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges," page C-PPA-16.)
(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

(d) The marginal rate of the investment management fee for these Portfolios will decrease when the dollar amount in each Portfolio reaches certain threshold amounts.

(e) Reflects 1997 management fees, restated to assume changes in management fees, effective August 1997, had been in effect for the entire year.

(f) The Portfolios commenced operations on March 3, 1997. MetLife has agreed to bear all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until each Portfolio's total net assets are at least $100 million, or until March 2, 1999, whichever is earlier. Absent such expense reimbursement, other expenses would have been 0.39% for the Loomis Sayles High Yield Bond Portfolio and 0.31% for the Scudder Global Equity Portfolio. MetLife ceased subsidizing such expenses for the Janus Mid Cap Portfolio as of December 31, 1997, and the T. Rowe Price Small Cap Growth Portfolio as of January 23, 1998.


(g) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge. (See "Exemptions from Early Withdrawal Charges," page C-PPA-17-19.)

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges," page C-PPA-16, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.


                                    C-PPA-5

 ...............................................................
SUMMARY
 ................................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife," "we," "us" or "our"). The term "Enhanced Contracts" and "Enhanced Income Annuities" also includes certificates issued under certain group arrangements. Enhanced Income Annuities are described separately beginning on page C-PPA-20. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in an Enhanced Contract or Enhanced Income Annuity. Under the Enhanced Contracts issued for Keogh Plans, the trustee retains all rights to control the money under the Enhanced Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee.

YOUR INVESTMENT CHOICES (PAGES C-PPA-11-13)

  Each of the Enhanced Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Enhanced Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page C-PPA-14, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES C-PPA-11-13. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS.

TAXES (PAGES C-PPA-28-32)

  A variable annuity receives special treatment under the Federal income tax laws. Please refer to the pages above for information concerning how the Federal tax laws affect purchase payments and withdrawals in each particular tax market.

PURCHASE PAYMENTS; WITHDRAWALS AND TRANSFERS (PAGES C-PPA-13-14; C-PPA-14-16)

  The Enhanced Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account and to withdraw money credited to you ("Account Balance"). (See "Withdrawals and Transfers," page C-PPA-14.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Enhanced Contract. (See "Withdrawals and Transfers," page C-PPA-14, and "Deductions and Charges," page C-PPA-16.)

DEDUCTIONS AND CHARGES (PAGES C-PPA-16-17)

  Your Enhanced Contract is subject to various charges.

  Annual Enhanced Contract Fees: There is no annual Enhanced Contract fee. (There is a $20 annual Enhanced Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: .95% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES C-PPA-17-19)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

(a) Withdrawals or Transfers without a Charge for All Markets:

  Item 1--Transfers among investment divisions or to the Fixed Interest
  Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--Free Look

  Item 5--Certain Income Annuities

  Item 7--Mandated Withdrawals under Federal law


(b) Withdrawals or Transfers without a charge for the Enhanced Individual Retirement Annuities Market--(in addition to (a) above):

  Item 6--Death Benefit

  Item 16--Nursing Home or Terminal Illness

                                    C-PPA-6

 ...............................................................

(c) Withdrawals or Transfers without a charge for the Enhanced Non-Qualified Market--(in addition to (a) above):

  Item 6--Death Benefit

  Item 10--Retirement

  Item 11--Separation from Service

  Item 16--Nursing Home or Terminal Illness

(d) Withdrawals or Transfers Without a Charge for the Enhanced unallocated Keogh Market--(in addition to (a) above):

  Item 8--Systematic Withdrawal

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 12--Plan Termination

  Item 13--Hardship

  Item 14--Pre-Approved Investment Vehicles

DEATH BENEFIT (PAGE C-PPA-19)

  Each Enhanced Contract (other than the Enhanced unallocated Keogh Contract) offers a death benefit that guarantees certain payments in case of your death even if the Account Balance has fallen below that amount.

INCOME ANNUITIES (PAGE C-PPA-20)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Enhanced Income Annuity if you did not have an Enhanced Contract during the accumulation period. Your Enhanced Income Annuity is subject to various charges. (See "Enhanced Income Annuities-- Deductions and Charges," page C-PPA-22.)

                                    C-PPA-7

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                              ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                               UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  ENHANCED PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  ----------------------------------   ---- ----------------- -------------- ----------------------
  Income Division
                                       1997      $30.13           $32.77              139
                                       1996       29.36            30.13              128
                                       1995       24.79            29.36              123
                                       1994       25.83            24.79              125
                                       1993       23.43            25.83              151
                                       1992       22.12            23.43                0
                                       1991       19.02            22.12                0
                                       1990       17.91(a)         19.02                0
  Diversified
   Division                            1997       28.11            33.57              390
                                       1996       24.78            28.11              371
                                       1995       19.69            24.78              346
                                       1994       20.51            19.69              341
                                       1993       18.36            20.51              360
                                       1992       16.93            18.36               50
                                       1991       13.68            16.93                0
                                       1990       14.34(a)         13.68                0
  Stock Index                          1997       24.83            32.50              701
  Division
                                       1996       20.44            24.83              629
                                       1995       15.07            20.44              518
                                       1994       15.04            15.07              432
                                       1993       13.86            15.04              399
                                       1992       13.02            13.86               12
                                       1991       10.13            13.02                0
                                       1990       10.85(a)         10.13                0
  Growth                               1997       47.19            60.00              443
  Division
                                       1996       38.99            47.19              402
                                       1995       29.57            38.99              334
                                       1994       30.85            29.57              296
                                       1993       27.22            30.85              258
                                       1992       24.63            27.22                5
                                       1991       18.67            24.63                0
                                       1990       21.66(a)         18.67                0
  Janus Mid Cap                        1997       10.00(b)         12.72               54
  Division
  Loomis Sayles                        1997       10.00(b)         10.53               15
  High Yield
  Bond Division


                                    C-PPA-8



                                                Accumulation       Accumulation   Number of Accumulation
                                                 Unit Value       Unit Value End     Units End of Year
 Enhanced Preference Plus Contracts   Year   Beginning of Year       of Year          (in thousands)
-----------------------------------   ----   -----------------    --------------  ----------------------
         Aggressive Growth            1997              35.98              38.02                     340
              Division                1996              33.72              35.98                     341
                                      1995              26.29              33.72                     254
                                      1994              27.05              26.29                     189
                                      1993              22.26              27.05                     163
                                      1992              20.37              22.26                       1
                                      1991              12.35              20.37                       0
                                      1990              14.85(a)           12.35                       0
      T. Rowe Price Small Cap         1997              10.00(b)           11.79                      85
          Growth Division
       Scudder Global Equity          1997              10.00(b)           10.88                      62
              Division
        International Stock           1997              13.99              13.54                     324
              Division                1996              14.38              13.99                     368
                                      1995              14.40              14.38                     396
                                      1994              13.84              14.40                     446
                                      1993               9.45              13.84                     339
                                      1992              10.63               9.45                       1
                                      1991              10.00(c)           10.63                       0

        In addition to the above mentioned Accumulation Units, there were cash reserves of $14,503,548 as of December 31, 1997 applicable to Income Annuities (including those not described in the Prospectus) receiving annuity payouts.

(a)  Inception Date July 2, 1990
(b)  Inception Date March 3, 1997
(c)  Inception Date July 1, 1991

[CHART DEPICTING ENHANCED PREFERENCE PLUS CONTRACTS ENDING ACCUMULATION UNIT VALUES]

FINANCIAL STATEMENTS

        The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                   C-PPA-9

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ................................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, serving millions of people, is one of the largest financial services companies in the world with many of the largest United States corporations for its clients. As of December 31, 1997, we had approximately $330.3 billion in assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Enhanced Contracts and Enhanced Income Annuities is not limited by the amount of assets in the Separate Account.

                                    C-PPA-10

    SECTION I: THE ENHANCED DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ....................................
                                   ...........................

WHAT ARE THE ENHANCED CONTRACTS?

  The Enhanced Contracts offer you the choice of an account that pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Enhanced Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Tax Deferred Annuities (Non-Qualified) under (S)72. Our contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank that does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some Contracts ("Enhanced Contracts") have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes the following Enhanced Contracts: IRAs, unallocated Keogh and Non-Qualified.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE ENHANCED CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Enhanced Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan that may limit or affect the exercise of your rights under the Enhanced Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Enhanced Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Enhanced Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Enhanced Contract will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. If approved in your state, the Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions are also available. Your employer, association or group may have limited the number of available divisions. Your Enhanced Contract will indicate the divisions available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page
1. All dividends declared by any of the portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed under the Contracts. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "open-end management investment companies" under the 1940 Act. Except for the Janus Mid Cap Portfolio, each fund is "diversified" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

State Street Research Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.
                                   C-PPA-11

 ...............................................................

State Street Research Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

MetLife Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

State Street Research Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in a non-diversified portfolio of securities issued by medium sized companies.

Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

State Street Research Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

State Street Research International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee.

For providing investment management services to the State Street Research Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .50% of such assets on the next $500 million and .45% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research Income Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .35% of the average daily value of the aggregate net assets up to $250 million, .30% of such assets on the next $250 million and .25% of such assets on amounts over $500 million. For providing investment management services to the State Street Research Diversified Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .50% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .45% of such assets on the next $500 million and .40% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research International Stock Portfolio and the State Street Research Aggressive Growth Portfolio, we receive monthly compensation at an annual rate of .75% of the average daily value of the aggregate net assets of each such Portfolio up to $500 million, .70% of such assets on the next $500 million and .65% of such assets on amounts over $1 billion. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth and State Street Research International Stock Portfolios.

  GFM International Investors, Inc. is the sub-sub-investment manager and has day-to-day investment responsibility for the State Street Research International Stock Portfolio. GFM International Investors, Inc.'s fees for sub-sub-investment management services are paid by State Street Research.

  For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by MetLife, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap

                                    C-PPA-12

 ...............................................................
Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio.

  For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.) is the sub-investment manager for the Scudder Global Equity Portfolio.

  Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus and the Statement of Additional Information that the prospectus refers to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Statement of Additional Information is available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ...............................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses for these Offices. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Enhanced Contracts, your employer or the group in which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree or we cannot reach you by the fifth business day, your purchase payment will be returned immediately.

  For Enhanced Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "automatic payroll deduction" and "check-o-matic." With automatic payroll deduction, your employer deducts an amount from your salary and makes the purchase payment for you. With check-o-matic, your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including check-o-matic payments, are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received (1) on a day when the accumulation unit value (discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment except for the Enhanced unallocated Keogh Contract. For the Enhanced unallocated Keogh Contract, each purchase payment must be at least $2,000, and total purchase payments must be at least $15,000 for the first Contract Year. (Depending on underwriting and plan requirements, the first Contract Year is the initial three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, total purchase payments made under the Enhanced unallocated Keogh Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the Federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your

                                   C-PPA-13

 ...............................................................
Enhanced Contract. Allocation changes for new purchase payments will be made upon our receipt of your notification of changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the Federal tax laws. You may not make purchase payments after you have made a withdrawal based on termination of employment under the Enhanced unallocated Keogh Contract or retirement under certain Enhanced Contracts. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination. You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

  In order to comply with regulatory requirements in Oregon, we may limit the ability of an Oregon resident to make purchase payments (1) after the Contract has been held for more than three years, if the Contract was issued after age 60, or (2) after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units." When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate accumulation unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive accumulation unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The accumulation unit values can increase or decrease, based on the investment performance of the correspondence underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses, accumulation unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses, accumulation unit values will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge not to exceed .000025905 (the daily equivalent of an effective annual rate of .95%) for Enhanced Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Enhanced Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the valuation period by the last previously calculated accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was 1.05, the new accumulation unit value is $12.60 ($12.00 X 1.05). On the other hand, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .95, the new accumulation unit value is $11.40 ($12.00 X .95).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Enhanced Contract or transfer it from one investment division to another or to the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Separate Account.

                                   C-PPA-14

 ...............................................................

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred and we may require that this request be made on the form we provide for this purpose. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in investment divisions from which amounts are transferred based upon an authorization.

WHEN WILL WITHDRAWALS OR TRANSFERS BE PROCESSED?

  Generally, we will process withdrawals or transfers as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, you can make payments directly to other investments on a tax-free basis, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

CAN YOU MAKE CHANGES BY TELEPHONE?

  Yes. You can request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account by telephone unless prohibited by state law. Except for the Enhanced unallocated Keogh Contract, if we agree and you complete the form we supply, you may also authorize your sales representative to request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account on your behalf by telephone. Whether you or your sales representative make such requests by telephone, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to these requests which affect both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls making such requests will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transaction. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for Enhanced IRA and Non-Qualified Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an Income Annuity, as described later in this Prospectus. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. Each SWIP payment must be at least $50. Your payment date is the date we make payment, which is not the date you receive it. You should allow approximately 10 business days for processing your request. If we do not receive the request at least 10 business days in advance of the SWIP payment start date, we will process your first SWIP payment the following month. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at anytime by telephone or by writing us at the Designated Office.

FROM WHICH INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Depending on your Enhanced IRA or Enhanced Non-Qualified Contract, each SWIP payment will be taken on a pro rata basis from either (1) the Fixed Interest Account and investment divisions of the Separate Account in which you then have money or (2) only from investment divisions of the Separate Account in which you then have money. If your Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you. On or about July 1, 1998, you will be able to select the percentage to be withdrawn from each investment division and/or Fixed Interest Account based on your preference. If you do not specify percentages or if there are insufficient amounts in one or more of your selected investment divisions or the Fixed Interest Account, then your SWIP payment will automatically be taken on a pro rata basis from the Fixed Interest Account and investment divisions in which you then have money.

                                   C-PPA-15

 ...............................................................

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% Free Corridor, calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, no SWIP payment will be subject to an early withdrawal charge. SWIP payments in excess of the 10% Free Corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" on this page.

  SWIP payments are treated as withdrawals for Federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to Federal income tax. If you are under age 59 1/2, tax penalties may apply. See "Taxes," pages C-PPA-28-32.

CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. Rather than receiving your minimum distribution in one annual payment, you may request that we make minimum distribution payments to you on a periodic basis. However, you may be required to meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL ENHANCED CONTRACT CHARGES?

  There are no Separate Account annual Enhanced Contract charges. (There is $20 annual Enhanced Contract fee imposed on certain Fixed Interest Account balances.)

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Enhanced Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for Enhanced allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Enhanced Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" on C-PPA-14.)

  As a result of reduced administrative expenses associated with Enhanced Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1997, these charges were $87,711,107 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what are called "annuity considerations." These may include purchase payments, account balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In Mississippi, Wyoming, South Dakota, Kentucky and Washington, D.C., we may also deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page C-PPA-34.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Enhanced Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Enhanced Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for the Enhanced Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn

                                    C-PPA-16

 ...............................................................
without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Enhanced Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

                         DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the Federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. As a result of the reduced sales costs associated with certain Enhanced Preference Plus Contracts, no early withdrawal charges from the Separate Account are deducted for withdrawals under those Enhanced Contracts. When no allocations or transfers are made to the Separate Account except in connection with the Equity GeneratorSM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ...............................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to Federal income tax, see "Taxes," pages C-PPA-28-32. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A Free Corridor withdrawal described below. Depending on your Enhanced Contract, the Free Corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the Free Corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge. For the Enhanced unallocated Keogh and certain Enhanced Contracts, the Free Corridor is in addition to any amounts which are not subject to an early withdrawal charge as described in items 4-14 below, except for amounts which are exempted pursuant to Systematic Termination, described in item 8 below.

   (a) For the Enhanced unallocated Keogh, you can withdraw up to 20% of your Account Balance during each Contract Year.

   (b) For certain Enhanced IRA and Non-Qualified Contracts, you can withdraw up to 10% of your Account Balance during each Contract Year. For other Enhanced IRA and Non-Qualified Contracts, you can withdraw or transfer up to 10% of your Fixed Interest Account balance each Contract Year.

  4. Free Look: You may cancel your Enhanced Contract within 10 days (20 days in North Dakota) after you receive it by telling us in writing. We will then refund all of your purchase payments (however for Enhanced IRA and Non-Qualified Contracts issued in Minnesota we will instead pay you your Account Balance). If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.


                                   C-PPA-17

 ...............................................................
  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Enhanced Contract from which the withdrawal is made.

  8. Systematic Termination: For the Enhanced unallocated Keogh Contract, a total withdrawal ("Systematic Termination") that is paid in annual installments of (1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later;
(4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: For the Enhanced unallocated Keogh Contract, if you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal. For the Enhanced unallocated Keogh Contract that fund plans subject to the Employee Retirement Income Security Act of 1974, the definition of disability is also as defined under the Federal Social Security Act, unless defined in the plan.

  10. Retirement:

   (a) For the Enhanced Non-Qualified Contract, if you retire and you are receiving retirement benefits from your employer's qualified plan.

   (b) For the Enhanced unallocated Keogh Contract, if there is a plan which defines retirement and you retire under such definition. If you are a "restricted" participant, as shown in the Enhanced Contract, you must have been a participant in the Enhanced Contract for the period stated in the Enhanced Contract.

  11. Separation from Service: For the Enhanced unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Enhanced Contract, you must also have been a participant in the Enhanced Contract for the period stated in the Enhanced Contract. For certain Enhanced Non-Qualified Contracts, if your employment terminates. For certain other Enhanced Non-Qualified Contracts, you must also be eligible to receive retirement benefits.

  12. Plan Termination: For the Enhanced unallo- cated Keogh Contract, if your plan terminates and the Account Balance is rolled over into another annuity contract we issue.

  13. Hardship: For the Enhanced unallocated Keogh Contract, if you suffer an unforeseen hardship.

  14. Pre-Approved Investment Vehicles: For the Enhanced unallocated Keogh Contract, if you make a direct transfer to other investment vehicles we have pre-approved. For the Enhanced unallocated Keogh Contract, if you are a "restricted" participant, as shown in the Contract, and your Account Balance is rolled over to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

  15. Transfer from other MetLife Contracts: (A) For transfers prior to January 1, 1996: If you roll over amounts from other MetLife contracts we designate, of the following two formulas we will apply the one that is more favorable to you:

  (1) treat our other contract and this Enhanced Contract as if they were one for purposes of determining when a purchase payment was made, credit your purchase payments with the time you held them under our other contract prior to the time they were rolled over or (2) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


  (B) For transfers commencing on or after January 1, 1996:

  (1) If you roll over amounts from other MetLife contracts we designate that they have been in force at least two years (except as covered in (2) below), we will apply the one of the following two formulas that is more favorable to you:
(a) the same withdrawal charge schedule that would have applied to the rollover amounts had they remained in your other MetLife contracts, however, any exceptions or reductions to the basic withdrawal charge percentage that this Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; or (b) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%


                                    C-PPA-18

 ...............................................................

For this purpose, purchase payment year is measured from the date of the rollover, not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years or provide for a separate withdrawal charge for each purchase payment, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under our other contract prior to the date they were rolled over.

  (C) We may instead, if provided for by this Contract, treat another contract and this Contract as if they were one for purposes of determining when a purchase payment was made by deeming your purchase payments to have been made under this Contract on the dates they were made under the other contract.

  16. Nursing Home or Terminal Illness: For the Enhanced IRA and Non-Qualified Contracts, to the first withdrawal if you or your spouse (A) is a resident in certain nursing home facilities for at least 90 consecutive days or (B) has been diagnosed as terminally ill and is expected to die within twelve months, but only if this provision has been approved by your state.

DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of December 31 of any fifth Contract anniversary less any later partial withdrawals and any later annual Enhanced Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals. There is no death benefit for the Enhanced unallocated Keogh Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the Enhanced IRA and Non-Qualified Contracts. The death benefit is paid to the Keogh trustee under the Enhanced unallocated Keogh Contract.

  The payee may take a lump sum cash payment or apply the death benefit (less any applicable annuity taxes) to an income annuity from the types available under your Enhanced Contract.

INCOME OPTIONS
 ...............................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and apply that money (less any annuity taxes that must be paid) to an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available for various payout periods.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts).

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the portion of your Account Balance used to provide the fixed income option. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Enhanced Contract specifies, you have not withdrawn your entire Account Balance, and your Enhanced Contract was not issued under a retirement plan, you will be issued a life annuity with a ten (10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed under "Income Annuities."

                                   C-PPA-19

       SECTION II: ENHANCED INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ....................................
                                   ...........................

WHAT ARE THE ENHANCED INCOME ANNUITIES?

  Enhanced Income Annuities provide you with a series of payments for either a period of time or life that are based upon the investment performance of the investment divisions of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option that is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Enhanced Income Annuity even if you did not have an Enhanced Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some Income Annuities ("Enhanced Income Annuities") have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes the following Enhanced Income Annuities: IRAs, unallocated Keogh and Non-Qualified.

MAY THE ENHANCED INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Enhanced Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Enhanced Income Annuity will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions, described earlier in Section 1 under "Your Investment Choices." Your employer, association or group may have limited the number of available divisions. Your Enhanced Income Annuity will indicate which divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. In some states, you may be limited to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Enhanced Income Annuities should be sent to our Designated Office. We will provide you with the address for this Office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Enhanced Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Your employer, the trustee of the Keogh plan or the group in which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received
(1) on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Enhanced Income Annuity.

                                    C-PPA-20

 ...............................................................

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ...............................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity units are similar to "accumulation units" described earlier in Section I except that we deduct applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the annuity unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive annuity unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The annuity units values can increase or decrease, based on the investment performance of the corresponding underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, annuity unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, annuity unit values will go down.

  When we determine the annuity unit value for an investment division, we use the same "experience factor" as that derived for the calculation of accumulation units as described in Section I.

  To calculate an annuity unit value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the valuation period. For an AIR of 4% and a one day valuation period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Enhanced Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the investment divisions, the AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You can make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Enhanced Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL TRANSFERS BE PROCESSED?

  Generally, we will process a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to your beneficiary under a guarantee or a joint annuitant or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. Except for the Enhanced unallocated Keogh Income Annuity, if we agree, and you
                                   C-PPA-21

 ...............................................................
complete the form we supply, you may also authorize your sales representative to make transfer requests on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  There is no contract fee under the Enhanced Income Annuities.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Enhanced Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" on C-PPA-21.)

  As a result of reduced administrative expenses associated with Enhanced Income Annuities, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what are called "annuity considerations." We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page C-PPA-34.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons figure in the description below: the owner of the Income Annuity (the person with all rights under the contract including the right to direct who receives payments), the annuitant (the person whose life is the measure for determining the timing and sometimes the amount of income payments) and the beneficiary (the person who may receive benefits if no annuitants or owners are living).

  Your Lifetime Annuity--A variable income payable during the annuitant's life.

  Your Lifetime with a Guaranteed Period Annuity--A variable income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Your Lifetime With a Refund Annuity--A variable income payable during the annuitant's life. If, at the death of the annuitant, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for Two Lives Annuity--A variable income payable while either of two annuitants is alive. After one annuitant dies payments continue if the other annuitant is alive, otherwise payments stop. Payments after one annuitant dies may be the same as those paid while both were alive or may be a lower percentage selected when the annuity is purchased (e.g. 75%, 66 2/3% or 50%).

  Income for Two Lives with a Guaranteed Period Annuity--This is the same as the Income for Two Lives Annuity described above, but we guarantee to pay the full amount (not a reduced percentage) for the guarantee period even if one or both annuitants die. If, at the death of both annuitants, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Income for Two Lives with a Refund Annuity--This is the same as the Income for Two Lives Annuity described above but if, at the death of both annuitants, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for a Guaranteed Period Annuity--A variable income payable for a guarantee period (5-30 years). Payments cease at the end of the guarantee period (which is often called a "term certain" period) even if the annuitant is still alive. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity (or to the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

                                    C-PPA-22

 ...............................................................
IS THERE A FREE LOOK?

  Yes. There is a Free Look when you purchase an Enhanced Income Annuity. There is no Free Look when an Enhanced Income Annuity is the variable income option under an Enhanced Contract. You may cancel your Enhanced Income Annuity within 10 days (20 days in North Dakota) after you receive it by telling us in writing. We will then refund your purchase payment (however, for Enhanced Income Annuities issued in Minnesota we will instead pay you your Account Balance). If you purchased your Enhanced Income Annuity by mail, you may have more time to return your Enhanced Income Annuity.

                                   C-PPA-23

   SECTION III: OTHER DEFERRED ENHANCED CONTRACT AND ENHANCED INCOME ANNUITY
                                   PROVISIONS
 ....................................
                                   ...........................

CAN WE CANCEL YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  We may not cancel your Enhanced Income Annuity.

  We may cancel your Enhanced Contract. If we do so for an Enhanced Contract delivered in New York, we will return the full Account Balance for Enhanced IRA or Non-Qualified Contracts. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Enhanced Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000 (except for the Enhanced unallocated Keogh Contract). We may only cancel the Enhanced unallocated Keogh Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. We will only do so to the extent allowed by law. Certain Enhanced Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Enhanced Contract or Enhanced Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payment to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan exceeding $5,000.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing that acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without spousal consent.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as check-o-matic, pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account and SWIP payments, may be confirmed quarterly.

CAN WE CHANGE THE PROVISIONS OF YOUR ENHANCED CONTRACT OR ENHANCED INCOME
ANNUITY?

  Yes. We have the right to make certain changes to your Enhanced Contract or Enhanced Income Annuity,

                                    C-PPA-24

 ...............................................................
but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Enhanced Contract or Enhanced Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Enhanced Contracts or Enhanced Income Annuities.

  6. To make any necessary technical changes in the Enhanced Contracts or Enhanced Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an Account Balance, we will notify you of the change. You may then make a new choice of investment divisions. For Enhanced Contracts issued in Pennsylvania (and Enhanced Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Enhanced Contract or Enhanced Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Enhanced Contracts or Enhanced Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Enhanced Contracts and Enhanced Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Enhanced Contract or Enhanced Income Annuity in your sole discretion. Under the Enhanced unallocated Keogh Contract, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Enhanced Contract. Under the Enhanced unallocated Keogh Contract, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

                                   C-PPA-25

 ...............................................................

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  All Enhanced Contracts and Enhanced Income Annuities, certificates and interests in the Enhanced Contracts and Enhanced Income Annuities are sold through individuals who are our licensed life insurance sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Contracts and Enhanced Income Annuities by certain of our qualified employees.

  The licensed sales representatives and broker-dealers who sell Enhanced Contracts and Enhanced Income Annuities and certificates and interests in the Enhanced Contracts and Enhanced Income Annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

  We also make payments to our licensed sales representatives based upon the total Account Balances of the Contracts assigned to the sales representatives. Under the program, we pay an amount up to .12% of the total Account Balances of the Contracts, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representatives for servicing the Contracts. These payments are not made for Income Annuities.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance is stated in terms of either "yield," "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Change in accumulation unit value or change in annuity unit value refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various contracts and income annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the underlying portfolios of the
                                   C-PPA-26

 ...............................................................
Metropolitan Fund and may assume that certain Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS (R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, the Standard & Poor's 400 Index, the Standard & Poor's 600 Index, the Russell 2000 Growth Index, Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, The Morgan Stanley Capital International All Country World Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Enhanced Contracts. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer SM." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.


                                    C-PPA-27

                               SECTION IV: TAXES
 ..............................................................

GENERAL

  Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Enhanced Contracts and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED ENHANCED CONTRACT?

  All contributions under the Enhanced Contracts, other than contributions under Enhanced Non-Qualified Contracts and certain other qualified Enhanced Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, Federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Enhanced Contract.

  Enhanced Non-Qualified Contracts are issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Enhanced Contracts is normally not taxed until withdrawn. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  Under some circumstances certain Enhanced Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or excluded the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from an Enhanced unallocated Keogh Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement under (S)408;
(2) a qualified trust or a 403(a) annuity plan, if the distribution is from an Enhanced unallocated Keogh Contract. An eligible rollover distribution is generally the taxable portion of any distribution from an Enhanced unallocated Keogh Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in (S)401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and (h) any other taxable distributions from any of these plans which are not eligible rollover distributions.

  All taxable distributions from the Enhanced unallocated Keogh Contracts that are not eligible rollover distributions and all taxable distributions from Enhanced IRA and Non-Qualified Contracts will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment.

  Each type of Enhanced Contract is subject to various tax limitations. Typically, except for the Enhanced Non-Qualified Contracts, the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Enhanced Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Enhanced Contract (or in some cases from the plan or arrangement that purchased the Enhanced Contract) before you are age 59 1/2.

                                    C-PPA-28

 ...............................................................

The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on an Enhanced Contract-by-Enhanced Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Enhanced Traditional IRA Contracts. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. If you or your spouse was an active participant in another retirement plan, annual contributions are fully deductible if your adjusted gross income is $30,000 or less ($50,000 for married couples filing jointly, however never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $40,000 ($60,000 for married couples filing jointly, $10,000 for a married person filing separately) and if your adjusted gross income falls between these amounts your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to $4,000 ($2,000 each) to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000, nor can it exceed your joint compensation.

  Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expenses; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) made after December 31, 1997 to pay for qualified higher education expenses; or (7) made after December 31, 1997 for qualified first time home purchases. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any SWIP payments or make any modification to your SWIP payments.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro-rata withdrawal of both, based on all of your IRAs (not just the Enhanced IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements are met. Your Enhanced Contract is not forfeitable and you may not transfer it.

  Your entire interest in the Enhanced IRA Contract must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Enhanced Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary and, if your Enhanced Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If

                                   C-PPA-29

 ...............................................................
your beneficiary is your spouse, he or she may elect to continue the Enhanced IRA Contract as his or her own Enhanced IRA Contract after your death. If you die after the required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

  The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

  Enhanced Unallocated Keogh Contract. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Withdrawals may be transferred to another qualified trust or a 403(a) annuity plan or (for eligible rollover distributions) to an IRA without Federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Contract must be withdrawn or begin to be withdrawn by April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year in which you retire. A tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

  If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime.

  Enhanced Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Enhanced Contracts is generally deferred until it is withdrawn only if you as owner of the Enhanced Contract are an individual (or are treated as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Taxable withdrawals (other than tax-free exchanges to other non-qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your

                                   C-PPA-30

 ...............................................................
estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Enhanced Non-Qualified Contract may be exchanged for another non-qualified contract without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, It is possible that the Internal Revenue Service may determine that the Contract must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before payments under an income annuity begins, we must make payment of your entire interest under the Enhanced Contract within five years of the date of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Enhanced Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death.

  The federal tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may cause a greater portion of your withdrawals from the Enhanced Contract to be treated as income made then would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR ENHANCED INCOME ANNUITY?

  All purchase payments under the Enhanced Income Annuities, other than purchase payments under Enhanced Non-Qualified Income Annuities and purchase payments consisting of non-deductible contributions under Enhanced IRA Income Annuities, will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, Federal income taxes are payable on the full amount of money paid as income payments under the Enhanced Income Annuity.

  The Enhanced Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal.

  The Enhanced IRA Income Annuities and under some circumstances certain other Enhanced Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Income payments that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you (however, for Keogh plans, you must also be separated from service when payments begin) or (4) under an Enhanced Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal periodic payments (to be made not less frequently than annually) commencing no later than one year from the purchase date. Additionally, under Keogh plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions; or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). For Enhanced IRAs, the 10% tax penalty also will not apply to income payments to pay deductible medical expenses (whether or not you actually itemize your deduction); to enable certain unemployed persons to pay medical insurance premiums; made after December 31, 1997 to pay for qualified higher education expenses; or made after December 31, 1997 for qualified first time home purchases. There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the

                                    C-PPA-31

 ...............................................................
Enhanced Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  You must generally begin receiving distributions under the Enhanced IRA Annuities no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not. (For taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, distributions for Keogh Income Annuities must generally begin no later than April 1 of the calendar year following the later of: the year in which you reach 70 1/2 or, to the extent permitted under your plan or contract, the year you retire.) Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before income payments begin under an Enhanced Income Annuity, the Code generally requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

  If your benefit under a plan subject to the Retirement Equity Act (REA) is worth more than $5,000, the Code requires that your Enhanced Income Annuity protect your spouse if you die before you receive any income payments under the Enhanced Income Annuity or if you die while income payments are being made. If your Enhanced Income Annuity is subject to the REA, your spouse has certain rights which may be waived with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

  Enhanced Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified in the Code).

  Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally requires payment of your entire interest in the Enhanced Income Annuity be made within five years of the date of your death. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death, in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                   C-PPA-32

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   15
Financial Statements of MetLife...........................................   37


                                    C-PPA-33

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA, SIMPLE IRA
                                           AND SEP                                     NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS AND  KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME       INCOME       CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES    ANNUITIES(1)   INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- --------------- ---------------- -------------- -------------
California..............     0.5%           0.5%(3)          0.5%            2.35%         2.35%
District of Columbia....     2.25%          2.25%            2.25%           2.25%         2.25%
Kentucky(4).............     2.0%           2.0%             2.0%            2.0%          2.0%
Maine...................      --             --               --              --           2.0%
Nevada..................      --             --               --              --           3.5%
Puerto Rico.............     1.0%           1.0%             1.0%            1.0%          1.0%
South Dakota............      --             --               --              --           1.25%
U.S. Virgin Islands.....     5.0%           5.0%             5.0%            5.0%          5.0%
West Virginia...........     1.0%           1.0%             1.0%            1.0%          1.0%
Wyoming.................      --             --               --              --           1.0%

-------
(1) Annuity tax rates applicable to IRA, SIMPLE IRA and SEP Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of
    (S)408(a) of the Code are included under the column headed "IRA, SIMPLE IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    (S)401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of (S)408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

(4) The annuity tax in Kentucky is repealed effective January 1, 2000.

                                   C-PPA-34

INDEX

                                                                    C-PPA
ACCOUNT BALANCE.................................................... 6
ACCUMULATION UNIT VALUES........................................... 8-9
  Calculation...................................................... 14
ANNUAL CONTRACT FEE................................................ 4, 6, 16
ANNUITY TAXES...................................................... 16, 22
ANNUITY UNITS...................................................... 21
ASSUMED INVESTMENT RATE............................................ 21
AUTOMATIC PAYROLL DEDUCTION........................................ 13
AVERAGE ANNUAL TOTAL RETURN........................................ 26
CANCELLATION....................................................... 24
CHANGE IN ACCUMULATION UNIT VALUE.................................. 26
CHANGE IN ANNUITY UNIT VALUE....................................... 26
CHECK-O-MATIC...................................................... 13, 24
COMMISSION......................................................... 26
CONFIRMATION....................................................... 24
CONTRACT YEAR...................................................... 13
DEATH BENEFIT...................................................... 7, 19
DESIGNATED OFFICE.................................................. 13
DISABILITY......................................................... 18
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD)...................... 4, 6, 16-17
ENHANCED CONTRACTS................................................. 1, 6, 11
ENHANCED INCOME ANNUITIES.......................................... 1, 6, 20
EQUALIZER SM....................................................... 27
EQUITY GENERATOR SM ............................................... 17, 27
ERISA.............................................................. 24
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES........................... 6-7, 17-19
  Certain Purchase Payments........................................ 18
  Death............................................................ 18
  Disability: Enhanced Unallocated Keogh Contract.................. 18
  Federal Taxes.................................................... 17
  Free Corridor--All other Contracts............................... 17
  Free Corridor--Enhanced Unallocated Keogh Contract............... 17
  Free Look........................................................ 17
  Income Annuity................................................... 18
  Plan Termination................................................. 18
  Preapproved Investment Vehicles--Enhanced Unallocated Keogh Con-
   tract........................................................... 18
  Retirement--Enhanced Contracts................................... 18
  Retirement--Enhanced Unallocated Keogh Contract.................. 18
  Separation from Service.......................................... 18
  Systematic Termination--Enhanced Unallocated Keogh Contract...... 18
  Transfers........................................................ 17
  Transfers from other MetLife Contracts........................... 18
  Nursing Home or Terminal Illness................................. 19
EXPERIENCE FACTOR.................................................. 14
FIXED INCOME OPTION................................................ 19
FREE CORRIDOR...................................................... 17
FREE LOOK.......................................................... 17
GENERAL ADMINISTRATIVE EXPENSES CHARGE............................. 4, 6, 16
ENHANCED INCOME ANNUITIES.......................................... 1, 7, 20-23
  Administration................................................... 20
  Annuity Unit Value............................................... 21
  Annuity Taxes.................................................... 22
  Assumed Investment Rate.......................................... 21
  Contract Fee..................................................... 22
  Free Look........................................................ 23
  General Administrative Expenses Charge........................... 22
  Income Types..................................................... 22
  Investment Choices............................................... 20

                                    C-PPA-35

                                                             C-PPA
  Mortality and Expense Risk Charge......................... 22
  Income for Two Lives Annuity.............................. 22
  Income for Two Lives with a Guaranteed Period Annuity..... 22
  Income for Two Lives with a Refund Annuity................ 22
  Your Lifetime Annuity..................................... 22
  Your Lifetime with a Guaranteed Period Annuity............ 22
  Your Lifetime with Refund Annuity......................... 22
  Income for a Guaranteed Period Annuity.................... 22
  Purchase Payment.......................................... 20
  Transfers................................................. 21-22
  Taxes..................................................... 31-32
  Valuation Period.......................................... 21
INCOME OPTIONS.............................................. 19
  Fixed Income Option....................................... 19
  Variable Income Option.................................... 19
ENHANCED INDIVIDUAL RETIREMENT ANNUITIES.................... 6, 11, 15, 16, 17,
                                                             19, 24, 28, 29, 31,
                                                             34
INVESTMENT CHOICES.......................................... 4, 6, 11
  Janus Mid Cap Portfolio................................... 1, 4, 11, 12
  Loomis Sayles High Yield Bond Portfolio................... 1, 4, 11, 12
  MetLife Stock Index Portfolio............................. 1, 4, 11, 12
  Scudder Global Equity Portfolio........................... 1, 4, 11, 12, 13
  State Street Research Aggressive Growth Portfolio......... 1, 4, 11, 12
  State Street Research Diversified Portfolio............... 1, 4, 11, 12
  State Street Research Growth Portfolio.................... 1, 4, 11, 12
  State Street Research Income Portfolio.................... 1, 4, 11, 12
  State Street Research International Stock Portfolio....... 1, 4, 11, 12
  T. Rowe Price Small Cap Growth Portfolio.................. 1, 4, 11, 12, 13
ENHANCED UNALLOCATED KEOGH CONTRACT......................... 6, 7, 11, 13, 14,
                                                             15, 17, 18, 19, 24,
                                                             25, 28, 30, 31, 32,
                                                             34
MANAGEMENT FEES............................................. 4, 12, 13
MORTALITY AND EXPENSE RISK CHARGE........................... 4, 6, 16
NURSING HOME OR TERMINAL ILLNESS............................ 19
ENHANCED NON-QUALIFIED CONTRACT............................. 7, 11, 13, 15, 16,
                                                             17, 18, 19, 24, 28,
                                                             30, 31, 32, 34
PERFORMANCE................................................. 26-27
PLAN TERMINATION............................................ 18
PURCHASE PAYMENTS (CONTRIBUTIONS)........................... 6, 13-14
REBALANCER SM (withdrawals and transfers)................... 15
RETIREMENT.................................................. 18
SALES LOAD.................................................. 4, 16-17
SALES REPRESENTATIVES....................................... 26
SEPARATE ACCOUNT............................................ 4, 6, 10, 14, 26
SEPARATION FROM SERVICE..................................... 18
SUMMARY..................................................... 6-7
SYSTEMATIC TERMINATION...................................... 18
SYSTEMATIC WITHDRAWAL INCOME PROGRAM........................ 14, 15-16, 24, 29
TAXES....................................................... 6, 28-32, 34
  General--all markets...................................... 28, 31-32
  Enhanced IRA Contracts.................................... 28-30, 31-32
  Enhanced Unallocated Keogh Contracts...................... 28-29, 30-31, 31-32
  Enhanced Non-Qualified Contracts.......................... 28-29, 30-31, 31-32
TELEPHONE REQUESTS.......................................... 15
TOTAL OPERATING EXPENSES.................................... 4
TRANSFERS................................................... 6, 14-15
VALUATION PERIOD............................................ 14
VOTING RIGHTS............................................... 25-26
WITHDRAWALS................................................. 15-16, 17-19
YIELD....................................................... 26

                                    C-PPA-36

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.

[_] I have changed my address. My CURRENT address is:


                          Name:
-----------------------        -------------------------------------------------
   (Contract Number)   Address:
                               -------------------------------------------------

-----------------------        -------------------------------------------------
       (Signature)                                                        zip


 METROPOLITAN LIFE INSURANCE COMPANY

 ATTN: ALAN DEMICHELE
 RETIREMENT AND SAVINGS CENTER, AREA 2H
 ONE MADISON AVENUE
 NEW YORK, NY 10010

[LOGO] MetLife(R)
Metropolitan Life Insurance Company

Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

ADDRESS SERVICE REQUESTED

                                                              Bulk Rate
                                                           U.S. Postage Paid
                                                              Rutland, VT
                                                              Permit 220

          Financial Freedom Account Prospectus

          May 1, 1998


                                              [LOGO] MetLife(R)

                                              Retirement & Savings Center

          MetLife's Enhanced Preference Plus (R) Prospectus

          May 1, 1998


                                              [LOGO] MetLife(R)

                                              Retirement & Savings Center

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

 ENHANCED TSA, ENHANCED NON-QUALIFIED, ENHANCED IRA, ENHANCED PEDC AND ENHANCED
              403(A) PREFERENCE PLUS AND FINANCIAL FREEDOM ACCOUNT
                            GROUP ANNUITY CONTRACTS

                                   ISSUED BY
                                  METROPOLITAN
                             LIFE INSURANCE COMPANY

  This Prospectus describes group Enhanced TSA, Enhanced Non-Qualified, Enhanced Individual Retirement, Enhanced Public Employee Deferred Compensation and Enhanced 403(a) Preference Plus and Financial Freedom Account Contracts ("Enhanced Preference Plus Contracts," "FFA Contracts" or collectively "Contracts") and group Enhanced TSA, Enhanced Non-Qualified, Enhanced Individual Retirement, Enhanced Public Employee Deferred Compensation and Enhanced 403(a) Preference Plus and Financial Freedom Account Income Annuities ("Enhanced Preference Plus Income Annuities" or "FFA Income Annuities" or collectively "Income Annuities").

  The Enhanced Non-Qualified Preference Plus and FFA Contracts and Enhanced Non-Qualified Preference Plus and FFA Income Annuities for (S)457(e)(11) severance and death benefit plans have special tax risks. See "Special Tax Considerations for Non-Qualified Contract for (S)457(e)(11) Severance and Death Benefit Plans," page FFA-45 and "Special Tax Considerations for Non-Qualified Income Annuity for (S)457(e)(11) Severance and Death Benefit Plans," page FFA-
48. These Contracts and Income Annuities are no longer currently offered for purchase.

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant or by a trust for the benefit of independent contractors or employees of the grantor of the trust.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the State Street Research Income, State Street Research Diversified, MetLife Stock Index, State Street Research Growth, Janus Mid Cap, Loomis Sayles High Yield Bond, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity and State Street Research International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Calvert Social Balanced Portfolio (formerly Calvert Responsibly Invested Balanced Portfolio) and Calvert Social Mid Cap Growth Portfolio (formerly Calvert Responsibly Invested Capital Accumulation Portfolio) of the Calvert Variable Series, Inc. (formerly Acacia Capital Corporation) and the Money Market, Equity-Income, Growth and Overseas Portfolios of the Variable Insurance Products Fund ("VIP") and the Investment Grade Bond and Asset Manager Portfolios of the Variable Insurance Products Fund II ("VIP II"). VIP together with VIPII are the "Fidelity VIP and VIPII Funds."

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus. The Prospectuses for the Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and the Fidelity VIP and VIPII Funds are delivered separately.

     THESE SECURITIES  HAVE  NOT BEEN  APPROVED OR  DISAPPROVED  BY THE
      SECURITIES  AND  EXCHANGE  COMMISSION OR  ANY  STATE  SECURITIES
       COMMISSION  NOR HAS  THE  COMMISSION OR  ANY STATE  SECURITIES
         COMMISSION PASSED  UPON THE  ACCURACY OR ADEQUACY  OF THIS
          PROSPECTUS.  ANY REPRESENTATION  TO  THE  CONTRARY IS  A
           CRIMINAL OFFENSE.

INTERESTS IN THE SEPARATE ACCOUNT AND THE FIXED INTEREST ACCOUNT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, OR GUARANTEED BY THE U.S. GOVERNMENT, ANY BANK OR OTHER DEPOSITORY INSTITUTION. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, AND ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR CALVERT SOCIAL BALANCED PORTFOLIO, CALVERT SOCIAL MID CAP GROWTH PORTFOLIO AND BOTH OF THE FIDELITY VIP AND VIPII FUNDS, WHERE APPLICABLE, WHICH CONTAIN ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, Area 2H, One Madison Avenue, New York, NY 10010, Attention: Alan DeMichele. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center; telephone number (800) 553-4459. The table of contents of the Statement of Additional Information appears on page FFA-50.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1998.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                         ------
INDEX OF SPECIAL TERMS.................................................. FFA- 4
TABLES OF EXPENSES...................................................... FFA- 5
SUMMARY................................................................. FFA-10
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION BY CONTRACT....... FFA-12
FINANCIAL STATEMENTS.................................................... FFA-17
OUR COMPANY AND THE SEPARATE ACCOUNT.................................... FFA-18
  Who Is MetLife?....................................................... FFA-18
  What Is The Separate Account?......................................... FFA-18
THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS..................... FFA-19
  What Are The Contracts?............................................... FFA-19
  May The Contracts Be Affected By Your Retirement Plan?................ FFA-19
YOUR INVESTMENT CHOICES................................................. FFA-19
  What Are The Investment Choices And How Do We Provide Them?........... FFA-19
PURCHASE PAYMENTS....................................................... FFA-23
  Are There Special Rules Concerning The First Payment And Other Admin-
   istrative Details That You Should Know?.............................. FFA-23
  How Small Or Large Can Your Purchase Payment Be?...................... FFA-23
  How Are Purchase Payments Allocated?.................................. FFA-23
  Are There Any Limits On Subsequent Purchase Payments?................. FFA-23
DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............... FFA-23
  What Is An Accumulation Unit Value?................................... FFA-23
  How Is An Accumulation Unit Value Calculated?......................... FFA-24
WITHDRAWALS AND TRANSFERS............................................... FFA-24
  Can You Make Withdrawals And Transfers?............................... FFA-24
  When Will Withdrawals Or Transfers Be Processed?...................... FFA-24
  Can You Make Payments Directly To Other Investments On A Tax-free Ba-
   sis?................................................................. FFA-24
  What Restrictions Apply To Texas Optional Retirement Program Partici-
   pants?............................................................... FFA-24
  What Restrictions Apply To TSA Contracts?............................. FFA-25
  Can You Make Changes By Telephone?.................................... FFA-25
  Can You Make Systematic Withdrawals?.................................. FFA-25
  From Which Investment Divisions Will Withdrawals Be Made For SWIP Pay-
   ments?............................................................... FFA-25
  Will You Pay An Early Withdrawal Charge (Sales Load) When You Receive
   A SWIP Payment?...................................................... FFA-26
  Can Minimum Distribution Payments Be Made On A Periodic Basis?........ FFA-26
DEDUCTIONS AND CHARGES.................................................. FFA-26
  Are There Annual Contract Charges?.................................... FFA-26
  What Are Charges For General Administrative Expenses And The Mortality
   And Expense Risk And How Much Are They?.............................. FFA-26
  Are There Deductions For Annuity Taxes And When Are They Paid?........ FFA-26
  What Is The Early Withdrawal Charge (Sales Load)?..................... FFA-26
  What Is The Early Withdrawal Charge For The Enhanced TSA, Enhanced
   403(a), Enhanced Non-Qualified, Enhanced PEDC and Enhanced IRA Pref-
   erence Plus Contracts?............................................... FFA-26
  What Is The Early Withdrawal Charge For Enhanced Non-Qualified Prefer-
   ence Plus Contracts For (S)457(f) Deferred Compensation Plans, (S)451
   Deferred Fee Arrangements, (S)451 Deferred Compensation Plans And
   (S)457 (e)(11) Severance And Death Benefit Plans And FFA Contracts?.. FFA-27
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES................................ FFA-27
  Can You Make Withdrawals Or Transfers From The Enhanced TSA, Enhanced
   403(a), Enhanced Non-Qualified, Enhanced PEDC And Enhanced IRA Pref-
   erence Plus Contracts Without Early Withdrawal Charges?.............. FFA-27
DEATH BENEFIT........................................................... FFA-29
  What Is The Death Benefit?............................................ FFA-29
  When And To Whom Will The Death Benefit Be Paid?...................... FFA-29

                                     FFA-2

                                                                          PAGE
                                                                         ------
INCOME OPTIONS.......................................................... FFA-29
  Can MetLife Provide You With An Income Guaranteed For Life Or For A
   Wide Choice Of Other Periods?........................................ FFA-29
  What Types Of Income Options Are Available?........................... FFA-30
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS........................... FFA-31
  What Are Income Annuities?............................................ FFA-31
  May The Income Annuity Be Affected By Your Retirement Plan?........... FFA-31
  What Are The Investment Choices?...................................... FFA-31
ADMINISTRATION.......................................................... FFA-31
  What Administrative Details Should You Know?.......................... FFA-31
  How Small Or Large Can Your Purchase Payment Be?...................... FFA-31
  How is the Purchase Payment Allocated?................................ FFA-32
DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS....................... FFA-32
  What Is An Annuity Unit Value?........................................ FFA-32
  How Is An Annuity Unit Value Calculated?.............................. FFA-32
  How Is A Variable Income Payment Determined And What Is The AIR?...... FFA-32
  When Are Variable Income Payments Determined And How Often Will They
   Change?.............................................................. FFA-32
TRANSFERS............................................................... FFA-32
  Can You Make Transfers?............................................... FFA-32
  When Will Transfers Be Processed?..................................... FFA-32
  Can You Make Transfers By Telephone?.................................. FFA-33
DEDUCTIONS AND CHARGES.................................................. FFA-33
  What Is The Contract Fee?............................................. FFA-33
  What Are The Charges For General Administrative Expenses And The Mor-
   tality And Expense Risk And How Much Are They?....................... FFA-33
  Are There Deductions For Annuity Taxes?............................... FFA-33
  What Variable Income Types Are Available?............................. FFA-33
  Is There A Free Look?................................................. FFA-34
OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS................... FFA-35
  Can We Cancel Your Contract Or Income Annuity?........................ FFA-35
  Are There Special Provisions That Apply If You Are A Participant In A
   Plan Subject To ERISA?............................................... FFA-35
  When Are Your Requests Effective?..................................... FFA-35
  Will We Confirm Your Transactions?.................................... FFA-36
  Can We Change The Provisions Of Your Contract Or Income Annuity?...... FFA-36
  What Are Your Voting Rights Regarding Portfolio Shares?............... FFA-36
  Can Your Voting Instructions Be Disregarded?.......................... FFA-37
  Who Sells Your Contract Or Income Annuity And Do You Pay A Commission
   On The Purchase Of Your Contract Or Income Annuity?.................. FFA-37
  Does MetLife Advertise The Performance Of The Separate Account?....... FFA-37
  Are There Special Charges That Apply If Your Retirement Plan Termi-
   nates Its Contract Or Takes Other Action?............................ FFA-38
TAXES................................................................... FFA-40
  General............................................................... FFA-40
  How Do Federal Income Taxes Affect Your Deferred Contract?............ FFA-40
  How Do Federal Income Taxes Affect Your Income Annuity?............... FFA-46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............ FFA-50
APPENDIX................................................................ FFA-51

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                     FFA-3

                             INDEX OF SPECIAL TERMS

   TERMS                                                                 PAGE
   -----                                                               ---------
Account Balance.......................................................    FFA-10
Accumulation Units....................................................    FFA-23
Annuity Units.........................................................    FFA-32
Assumed Investment Rate...............................................    FFA-32
Contract Year.........................................................    FFA-23
Contracts.............................................................    FFA- 1
Designated Office.....................................................    FFA-23
Early Withdrawal Charge...............................................    FFA-26
Enhanced Preference Plus Contracts....................................    FFA- 1
Enhanced Preference Plus Income Annuities.............................    FFA- 1
Experience Factor.....................................................    FFA-24
Financial Freedom Account Contracts...................................    FFA- 1
Financial Freedom Account Income Annuities............................    FFA- 1
Free Corridor.........................................................    FFA-27
Income Annuities......................................................    FFA- 1
Separate Account...................................................... FFA-10,18
Systematic Termination................................................    FFA-28
Systematic Withdrawal Income Program..................................    FFA-25
Valuation Period......................................................    FFA-24

                                     FFA-4

TABLE OF EXPENSES--ENHANCED TSA, ENHANCED NON-QUALIFIED, ENHANCED IRA, ENHANCED
    PEDC AND ENHANCED 403(A) PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity VIP and VIPII Funds expenses for the fiscal year ending December 31, 1997:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .20%(b)
 Mortality and Expense Risk Charge.................................   .75%(b)
 Total Separate Account Annual Expenses............................   .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                           OTHER EXPENSES
                                                MANAGEMENT AFTER EXPENSE
                                                   FEES    REIMBURSEMENT  TOTAL
                                                ---------- -------------- -----
 State Street Research Income
  Portfolio(c)(d)(e)...........................    .33          .10        .43
 State Street Research Diversified
  Portfolio(c)(d)(e)...........................    .44          .06        .50
 MetLife Stock Index Portfolio(c)..............    .25          .08        .33
 State Street Research Growth
  Portfolio(c)(d)(e)...........................    .49          .07        .56
 Janus Mid Cap Portfolio (d)(f)................    .75          .14        .89
 Loomis Sayles High Yield Bond Portfolio(f)....    .70          .20        .90
 State Street Research Aggressive Growth
  Portfolio(c)(d)(e)...........................    .71          .08        .79
 T. Rowe Price Small Cap Growth
  Portfolio(d)(f)..............................    .55          .18        .73
 Scudder Global Equity Portfolio(d)(f).........    .90          .22       1.12
 State Street Research International Stock
  Portfolio(c)(d)(e)...........................    .75          .28       1.03

                                             MANAGEMENT OTHER EXPENSES(I)
 CALVERT SOCIAL BALANCED PORTFOLIO ANNUAL       FEES      AFTER EXPENSE   TOTAL
  EXPENSES(G)                                ----------   REIMBURSEMENT   -----
                                                        -----------------
 (as a percentage of average net assets)        .69            .12         .81
                                             MANAGEMENT OTHER EXPENSES(I)
 CALVERT SOCIAL MID CAP GROWTH PORTFOLIO AN-    FEES      AFTER EXPENSE   TOTAL
  NUAL EXPENSES(H)                           ----------   REIMBURSEMENT   -----
                                                        -----------------
 (as a percentage of average net assets)        .90            .15        1.05
 FIDELITY VIP AND VIPII FUNDS ANNUAL
  EXPENSES(J)
 (as a percentage of average net assets)
                                             MANAGEMENT       OTHER
                                                FEES        EXPENSES      TOTAL
                                             ---------- ----------------- -----
 Equity-Income Portfolio(k).................    .50            .08         .58%
 Growth Portfolio(k)........................    .60            .09         .69%
 Overseas Portfolio(k)......................    .75            .17         .92%
 Investment Grade Bond Portfolio............    .44            .14         .58%
 Asset Manager Portfolio(k).................    .55            .10         .65%

                                     FFA-5

EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
the applicable time period:
  You would pay the following expenses on
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $70     $83    $ 99     $167
   Diversified Division........................   70      85     103      174
   Stock Index Division........................   69      80      93      155
   Growth Division.............................   71      87     106      181
   Janus Mid Cap Division......................   74      97     --       --
   Loomis Sayles High Yield Bond Division......   75      98     --       --
   Aggressive Growth Division..................   73      94     118      207
   T. Rowe Price Small Cap Growth Division.....   73      92     --       --
   Scudder Global Equity Division..............   77     105     --       --
   International Stock Division................   76     102     131      232
   Calvert Social Balanced Division............   74      95     119      209
   Calvert Social Mid Cap Growth Division......   76     102     132      234
   Fidelity Equity-Income Division.............   71      88     107      183
   Fidelity Growth Division....................   72      91     113      196
   Fidelity Overseas Division..................   75      98     125      221
   Fidelity Investment Grade Bond Division.....   71      88     107      183
   Fidelity Asset Manager Division.............   72      90     111      191
If you annuitize at the end of the applicable
time period or do not surrender your
Contract(l):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $14     $44    $ 76     $167
   Diversified Division........................   15      46      80      174
   Stock Index Division........................   13      41      71      155
   Growth Division.............................   15      48      83      181
   Janus Mid Cap Division......................   19      58     --       --
   Loomis Sayles High Yield Bond Division......   19      59     --       --
   Aggressive Growth Division..................   18      55      95      207
   T. Rowe Price Small Cap Growth Division.....   17      53     --       --
   Scudder Global Equity Division..............   21      66     --       --
   International Stock Division................   20      63     108      232
   Calvert Social Balanced Division............   18      56      96      209
   Calvert Social Mid Cap Growth Division......   21      63     109      234
   Fidelity Equity-Income Division.............   16      49      84      183
   Fidelity Growth Division....................   17      52      90      196
   Fidelity Overseas Division..................   19      59     102      221
   Fidelity Investment Grade Bond Division.....   16      49      84      183
   Fidelity Asset Manager Division.............   16      51      88      191


                                     FFA-6

             TABLE OF EXPENSES--FFA CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity VIP and VIPII Funds expenses for the fiscal year ending December 31, 1997:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CUR-
 RENTLY OFFERED
 Sales Load Imposed on Purchases....................................     None
 Deferred Sales Load................................................     None
 Exchange Fee.......................................................     None
 Surrender Fee......................................................     None
ANNUAL CONTRACT FEE.................................................     None
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account
  value)
  General Administrative Expenses Charge............................     .20%(b)
  Mortality and Expense Risk Charge.................................     .75%(b)
  Total Separate Account Annual Expenses............................     .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net as-
    sets)
                                                          OTHER
                                                         EXPENSES
                                          MANAGEMENT  AFTER EXPENSE
                                             FEES     REIMBURSEMENT     TOTAL
                                          ---------- ---------------- ----------

 State Street Research Income
  Portfolio(c)(d)(e)....................     .33           .10           .43
 State Street Research Diversified
  Portfolio(c)(d)(e)....................     .44           .06           .50
 MetLife Stock Index Portfolio(c).......     .25           .08           .33
 State Street Research Growth
  Portfolio(c)(d)(e)....................     .49           .07           .56
 Janus Mid Cap Portfolio(d)(f)..........     .75           .14           .89
 Loomis Sayles High Yield Bond
  Portfolio(f)..........................     .70           .20           .90
 State Street Research Aggressive Growth
  Portfolio(c)(d)(e)....................     .71           .08           .79
 T. Rowe Price Small Cap Growth
  Portfolio(d)(f).......................     .55           .18           .73
 Scudder Global Equity Portfolio(d)(f)..     .90           .22          1.12
 State Street Research International
  Stock Portfolio(c)(d)(e)..............     .75           .28          1.03
                                                          OTHER
                                                         EXPENSES
                                          MANAGEMENT  AFTER EXPENSE
                                             FEES    REIMBURSEMENT(I)   TOTAL
                                          ---------- ---------------- ----------
CALVERT SOCIAL BALANCED PORTFOLIO ANNUAL
 EXPENSES(G)
 (as a percentage of average net assets)     .69           .12           .81
                                                          OTHER
                                                      EXPENSES AFTER
                                          MANAGEMENT     EXPENSE
                                             FEES    REIMBURSEMENT(I)   TOTAL
                                          ---------- ---------------- ----------
CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
 ANNUAL EXPENSES(H)
 (as a percentage of average net assets)     .90           .15          1.05
FIDELITY VIP AND VIPII FUNDS ANNUAL
 EXPENSES(J)
 (as a percentage of average net assets)
                                                          OTHER
                                                         EXPENSES
                                          MANAGEMENT  AFTER EXPENSE
                                             FEES     REIMBURSEMENT     TOTAL
                                          ---------- ---------------- ----------
  Money Market Portfolio................     .21           .10           .31%
  Equity-Income Portfolio(k)............     .50           .08           .58%
  Growth Portfolio(k)...................     .60           .09           .69%
  Overseas Portfolio(k).................     .75           .17           .92%
  Investment Grade Bond Portfolio.......     .44           .14           .58%
  Asset Manager Portfolio(k)............     .55           .10           .65%

                                     FFA-7

EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $14     $44     $76     $167
   Diversified Division........................   15      46      80      174
   Stock Index Division........................   13      41      71      155
   Growth Division.............................   15      48      83      181
   Janus Mid Cap Division......................   19      58     --       --
   Loomis Sayles High Yield Bond Division......   19      59     --       --
   Aggressive Growth Division..................   18      55      95      207
   T. Rowe Price Small Cap Growth Division.....   17      53     --       --
   Scudder Global Equity Division..............   21      66     --       --
   International Stock Division................   20      63     108      232
   Calvert Social Balanced Division............   18      56      96      209
   Calvert Social Mid Cap Growth Division......   21      63     109      234
   Fidelity Money Market Division..............   13      40      70      153
   Fidelity Equity-Income Division.............   16      49      84      183
   Fidelity Growth Division....................   17      52      90      196
   Fidelity Overseas Division..................   19      59     102      221
   Fidelity Investment Grade Bond Division.....   16      49      84      183
   Fidelity Asset Manager Division.............   16      51      88      191
If you annuitize at the end of the applicable
time period or do not surrender your
Contract(l):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $14     $44     $76     $167
   Diversified Division........................   15      46      80      174
   Stock Index Division........................   13      41      71      155
   Growth Division.............................   15      48      83      181
   Janus Mid Cap Division......................   19      58     --       --
   Loomis Sayles High Yield Bond Division......   19      59     --       --
   Aggressive Growth Division..................   18      55      95      207
   T. Rowe Price Small Cap Growth Division.....   17      53     --       --
   Scudder Global Equity Division..............   21      66     --       --
   International Stock Division................   20      63     108      232
   Calvert Social Balanced Division............   18      56      96      209
   Calvert Social Mid Cap Growth Division......   21      63     109      234
   Fidelity Money Market Division..............   13      40      70      153
   Fidelity Equity-Income Division.............   16      49      84      183
   Fidelity Growth Division....................   17      52      90      196
   Fidelity Overseas Division..................   19      59     102      221
   Fidelity Investment Grade Bond Division.....   16      49      84      183
   Fidelity Asset Manager Division.............   16      51      88      191

-------

(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (See "Deductions and Charges," page FFA-26) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all. There is no deferred sales load imposed under the Enhanced Non-Qualified Preference Plus Contract for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and
    (S)457(e)(11) severance and death benefit plans.

(b) Although total Separate Account annual expenses will not exceed .95% of average account values, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges," page FFA-26.)
(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

(d) The marginal rate of the investment management fee for these Portfolios will decrease when the dollar amount in each Portfolio reaches certain threshold amounts.

(e) Reflects 1997 management fees, restated to assume changes in management fees, effective August 1997, had been in effect for the entire year.

(f) The Portfolios commenced operations on March 3, 1997. MetLife agreed to bear all expenses (other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for each of the Loomis Sayles High Yield Bond, T. Rowe Price Small Cap Growth, Janus Mid Cap and Scudder Global Equity Portfolios until each Portfolio's total net assets are at least

                                     FFA-8

  $100 million, or until March 2, 1999, whichever is earlier. Absent such expense reimbursement, the other expenses would have been 0.39% for the Loomis Sayles High Yield Bond Portfolio and 0.31% for the Scudder Global Equity Portfolio. MetLife ceased subsidizing such expenses for the Janus Mid-Cap Portfolio as of December 31, 1997, and the T. Rowe Price Small Cap Growth Portfolio as of January 23, 1998.


(g) The management fees of the Calvert Social Balanced Portfolio are subject to a performance adjustment which could cause this fee to be as high as 0.85% or as low as 0.55%, depending on the Portfolio's performance.

(h) Management and advisory expenses for the Calvert Social Mid Cap Growth Portfolio include an administrative service fee of .10% paid to an affiliate of Calvert. The management fees of the Calvert Social Mid Cap Growth Portfolio are subject to a performance adjustment which could cause this fee to be as high as 0.95% or as low as 0.85%, depending on the Portfolio's performance.

(i) The figures are based on expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for each Portfolio expected to be incurred in 1998. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78% for the Calvert Social Balanced Portfolio and 0.97% for the Calvert Social Mid Cap Growth Portfolio.

(j) Each Fidelity VIP and VIPII Funds Portfolio has adopted a Distribution and Service Plan under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). No separate payments are authorized to be made by any of the Fidelity VIP and VIPII Funds Portfolios under these plans. Rather, the plans recognize that Fidelity Management & Research Company ("FMR") may use its management fee or other resources to pay expenses associated with activities primarily intended to result in the sale of the Fidelity VIP and VIPII Funds Portfolios' shares. These plans also provide that FMR may make payments from these sources to third parties. FMR or Fidelity Distributors Corp. makes payments to MetLife for providing distribution and certain shareholder services for the Fidelity VIP and VIPII Funds. Additionally, Fidelity Investments Institutional Operations Company, Inc. makes payments to MetLife for providing administrative services to the Fidelity VIP and VIPII Funds. You are not responsible for these fees. FMR and its affiliates are responsible for paying such fees to MetLife.

(k) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. If these reductions had been included, the total operating expenses presented in the table would have been 0.57% for the Fidelity VIP Equity-Income Portfolio, 0.67% for the Fidelity VIP Growth Portfolio, 0.90% for the Fidelity VIP Overseas Portfolio and 0.76% for the Fidelity VIPII Asset Manager Portfolio.

(l) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges," page FFA-27).

  The purpose of the above tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account, the Metropolitan Fund, the Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and the Fidelity VIP and VIPII Funds. They assume that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the tables.

                                     FFA-9

 ...............................................................
SUMMARY
 ...............................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife," "we," "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page FFA-31. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity. Under the Contracts and Income Annuities issued for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans, the trustee or the employer retains all rights to control the money under the Contract or Income Annuity. Under the Contracts and Income Annuities issued for Public Employee Deferred Compensation plans, the employer retains all rights to control the money under the Contract or Income Annuity. Under several Contracts and Income Annuities issued for (S)403(b) tax sheltered annuities, the employer retains all rights to control the money under the Contract and Income Annuity. Under the Non-Qualified Contract and Income Annuity for (S)415(m) qualified governmental excess benefit arrangements, the trustee or employer retains all rights to control the money under the Contract and Income Annuity. For these Contracts and Income Annuities, where we refer to giving instructions or making payments to us, "you" means such trustee or employer.

INVESTMENT CHOICES (PAGES FFA-19-23)

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page FFA-23, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES FFA-19-23. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS AND THE CALVERT SOCIAL BALANCED PORTFOLIO, CALVERT SOCIAL MID CAP GROWTH PORTFOLIO AND FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS PROSPECTUSES, WHICH ARE DELIVERED SEPARATELY.

TAXES (PAGES FFA-40-49)

  A variable annuity receives special treatment under the Federal income tax laws. Please refer to the pages above for information concerning how the Federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; WITHDRAWALS AND TRANSFERS (PAGES FFA-23; FFA 24-26)

  The Contracts allow you to make new purchase payments, to transfer money between investment options and between the Separate Account and the Fixed Interest Account and to withdraw money credited to you ("Account Balance"). (See "Withdrawals and Transfers," page FFA-24.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Contract. (See "Withdrawals and Transfers," page FFA-24, and "Deductions and Charges," page FFA-26.)

DEDUCTIONS AND CHARGES (PAGES FFA-26-27)

Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: .95% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received. (THERE IS NO EARLY WITHDRAWAL CHARGE FOR FINANCIAL FREEDOM ACCOUNT AND ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS FOR (S)457(F) DEFERRED COMPENSATION PLANS, (S)451 DEFERRED FEE ARRANGEMENTS, (S)451 DEFERRED COMPENSATION PLANS AND (S)457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS.)

  Metropolitan Series Fund, Inc.:  Management fees and other expenses.

  Calvert Social Balanced Portfolio: Management fees and other expenses.

  Calvert Social Mid Cap Growth Portfolio: Management fees and other expenses.

  Fidelity Variable Insurance Products Funds: Management fees and other expenses.

                                    FFA-10

 ...............................................................

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES FFA-27-29)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

  (a) Withdrawals or transfers without a charge for All Markets:

    Item 1--Transfers among investment divisions or to the Fixed Interest
    Account.

    Item 2--Withdrawals that represent purchase payments made over seven years ago.

    Item 3--Free Corridor

    Item 4--Free Look

    Item 5--Certain Income Annuities

    Item 6--Death Benefit

    Item 7--Mandated Withdrawals under Federal law

    Item 9--Disability

  (b) Withdrawals or Transfers without a charge for the Non-Qualified market-- (in addition to (a) above):

    Item 10--Retirement

    Item 11--Separation from Service

  (c) Withdrawals or transfers without a charge for the 403(b) and 403(a) markets--(in addition to (a) above):

    Item 8--Systematic Termination

    Item 10--Retirement

    Item 11--Separation from Service

    Item 12--Plan Termination

    Item 13--Hardship

    Item 14--Pre-Approved Investment Vehicles

    Item 15--Pre-Approved Plan Provison

  (d) Withdrawals or Transfers without a charge for the Public Employee Deferred Compensation Market--(in addition to (a) above):

    Item 8--Systematic Termination

    Item 10--Retirement

    Item 11--Separation from Service

    Item 12--Plan Termination

    Item 13--Hardship

    Item 14--Pre-Approved Investment Vehicles

DEATH BENEFIT (PAGES FFA-29)

  Each Contract (other than the Enhanced Non-Qualified Preference Plus Contract for (S)457(f), deferred compensation plans, (S)451 deferred fee arrangements,
(S)451 deferred compensation plans, and (S)457(e)(11) severance and death benefit plans) offers a death benefit that guarantees certain payments in case of your death even if the Account Balance has fallen below that amount.

INCOME ANNUITIES (PAGE FFA-31)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page FFA-33.)

                                     FFA-11

       ACCUMULATION UNIT VALUE FOR EACH INVESTMENT DIVISION BY CONTRACT
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

        The following information has been derived from the Separate Account's full financial statement, which statements are annually audited by Deloitte & Touche LLP, independent auditor, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                                                                 Number of
Enhanced TSA, Enhanced                    Accumulation      Accumulation        Accumulation
Non-Qualified and Enhanced 403(a)          Unit Value        Unit Value       Units End of Year
Preference Plus Contracts(a)                  Year       Beginning of Year       End of Year     (in thousands)
---------------------------------         ------------   -----------------    -----------------  --------------
            Income Division                       1997             $30.13                $32.77            314
                                                  1996              29.36                 30.13            272
                                                  1995              24.79                 29.36            213
                                                  1994              25.83                 24.79            155
                                                  1993              23.43                 25.83            111
                                                  1992              22.12                 23.43             51
                                                  1991              19.02                 22.12              3
                                                  1990              17.91(b)              19.02              0
          Diversified Division                    1997              28.11                 33.57            515
                                                  1996              24.78                 28.11            365
                                                  1995              19.69                 24.78            333
                                                  1994              20.51                 19.69            241
                                                  1993              18.36                 20.51            125
                                                  1992              16.93                 18.36             28
                                                  1991              13.68                 16.93              3
                                                  1990              14.34(b)              13.68              0
          Stock Index Division                    1997              24.83                 32.50          2,504
                                                  1996              20.44                 24.83          1,648
                                                  1995              15.07                 20.44          1,062
                                                  1994              15.04                 15.07            631
                                                  1993              13.86                 15.04            507
                                                  1992              13.02                 13.86            260
                                                  1991              10.13                 13.02              0
                                                  1990              10.85(b)              10.13              0
            Growth Division                       1997              47.19                 60.00            656
                                                  1996              38.99                 47.19            436
                                                  1995              29.57                 38.99            324
                                                  1994              30.85                 29.57            197
                                                  1993              27.22                 30.85            123
                                                  1992              24.63                 27.22             47
                                                  1991              18.67                 24.63              7
                                                  1990              21.66(b)              18.67              0
         Janus Mid Cap Division                   1997              10.00(h)              12.72            167
 Loomis Sayles High Yield Bond Division           1997              10.00(h)              10.53             49
       Aggressive Growth Division                 1997              35.98                 38.02          1,572
                                                  1996              33.72                 35.98          1,396
                                                  1995              26.29                 33.72            997
                                                  1994              27.05                 26.29            625
                                                  1993              22.26                 27.05            358
                                                  1992              20.37                 22.26            134
                                                  1991              12.35                 20.37              7
                                                  1990              14.85(b)              12.35              0


                                    FFA-12

                                                                                                    Number of
     Enhanced TSA, Enhanced                                 Accumulation          Accumulation     Accumulation
Non-Qualified and Enhanced 403(a)                            Unit Value            Unit Value    Units End of Year
   Preference Plus Contracts(a)                Year       Beginning of Year       End of Year     (in thousands)
---------------------------------              ---        -----------------       -----------     --------------
 T. Rowe Price Small Cap Growth Division           1997             10.00(h)              1 1.79            279
     Scudder Global Equity Division                1997             10.00(h)               10.88            120
      International Stock Division                 1997              13.99                 13.54            853
                                                   1996              14.38                 13.99            868
                                                   1995              14.40                 14.38            814
                                                   1994              13.84                 14.40            558
                                                   1993               9.45                 13.84            191
                                                   1992              10.63                  9.45             50
                                                   1991              10.00(c)              10.63              4
    Calvert Social Balanced Division               1997              17.08                 20.32            225
                                                   1996              15.31                 17.08            179
                                                   1995              11.91                 15.31            129
                                                   1994              12.43                 11.91             90
                                                   1993              11.62                 12.43             66
                                                   1992              10.90                 11.62             27
                                                   1991              10.00(d)              10.90              2
 Calvert Social Mid Cap Growth Division            1997              16.81                 20.58             80
                                                   1996              15.80                 16.81             57
                                                   1995              11.43                 15.80             18
                                                   1994              12.81                 11.43              2
                                                   1993              12.03                 12.81              1
                                                   1992              10.78(e)              12.03              0
    Fidelity Money Market Division(f)              1997              11.85                 12.24              0
                                                   1996              11.46                 11.85              0
                                                   1995              11.02                 11.46              0
                                                   1994              10.72                 11.02             12
                                                   1993              10.50                 10.72              0
                                                   1992              10.33                 10.50              0
     Fidelity Equity-Income Division               1997              23.99                 30.45          2,476
                                                   1996              21.19                 23.99          1,775
                                                   1995              15.84                 21.19          1,200
                                                   1994              15.02                 15.84            513
                                                   1993              12.83                 15.02            195
                                                   1992              11.75(e)              12.83             27
        Fidelity Growth Division                   1997              23.95                 29.30          2,249
                                                   1996              21.08                 23.95          1,757
                                                   1995              15.72                 21.08          1,218
                                                   1994              15.87                 15.72            641
                                                   1993              13.43                 15.87            290
                                                   1992              12.05(e)              13.43             93
       Fidelity Overseas Division                  1997              16.08                 17.77            647
                                                   1996              14.34                 16.08            397
                                                   1995              13.20                 14.34            197
                                                   1994              13.10                 13.20             93
                                                   1993               9.63                 13.10             27
                                                   1992              11.22(e)               9.63              4

                                    FFA-13

                                                                                                   Number of
Enhanced TSA, Enhanced                                      Accumulation         Accumulation      Accumulation
Non-Qualified and Enhanced 403(a)                            Unit Value           Unit Value     Units End of Year
Preference Plus Contracts(a)                   Year       Beginning of Year       End of Year     (in thousands)
---------------------------------         --------------  -----------------    -----------------  --------------
 Fidelity Investment Grade Bond Division           1997              14.46                 15.62            235
                                                   1996              14.15                 14.46            165
                                                   1995              12.17                 14.15             89
                                                   1994              12.77                 12.17             24
                                                   1993              11.62                 12.77              7
                                                   1992              10.99(e)              11.62              1
     Fidelity Asset Manager Division               1997              17.52                 20.94          1,346
                                                   1996              15.44                 17.52          1,118
                                                   1995              13.32                 15.44          1,066
                                                   1994              14.32                 13.32            728
                                                   1993              11.94                 14.32            292
                                                   1992              11.23(e)              11.94             81

        In addition to the above mentioned Accumulation Units, there were cash reserves of $14,503,548 as of December 31, 1997 applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

[CHART DEPICTING ENHANCED TSA, ENHANCED NON-QUALIFIED AND ENHANCED 403(a) PREFERENCE PLUS CONTRACTS ENDING ACCUMULATION UNIT VALUES]


                                    FFA-14

[CHART DEPICTING ENHANCED TSA, ENHANCED NON-QUALIFIED AND ENHANCED 403 (a) PREFERENCE PLUS CONTRACTS ENDING ACCUMULATION UNIT VALUES]

                                                          Accumulation                    Accumulation
                                                           Unit Value      Accumulation      Units
                                                          Beginning of     Unit Value    End of Year
Financial Freedom Account Contracts            Year           Year         End of Year  (in thousands)
-----------------------------------            ----       -------------    -----------   ------------
             Income Division                   1997       $30.13           $32.77              5
                                               1996        29.36(g)         30.13              0
          Diversified Division                 1997        28.11            33.57             20
                                               1996        24.78(g)         28.11              0
          Stock Index Division                 1997        21.18            27.72            799
                                               1996        17.43            21.18            514
                                               1995        12.86            17.43            310
                                               1994        12.83            12.86            226
                                               1993        11.82            12.83            150
                                               1992        11.11            11.82          1,999
                                               1991        10.00(c)         11.11          2,181
             Growth Division                   1997        47.19            60.00             32
                                               1996        38.99(g)         47.19              0
         Janus Mid Cap Division                1997        10.00(h)         12.72             52
 Loomis Sayles High Yield Bond Division        1997        10.00(h)         10.53              8
       Aggressive Growth Division              1997        35.98            38.02             14
                                               1996        33.72(g)         35.98              3
 T. Rowe Price Small Cap Growth Division       1997        10.00(h)         11.79            108
     Scudder Global Equity Division            1997        10.00(h)         10.88             56
      International Stock Division             1997        13.99            13.54             10
                                               1996        14.38(g)         13.99              0
    Calvert Social Balanced Division           1997        17.11            20.35            162
                                               1996        15.34            17.11            120
                                               1995        11.93            15.34             82
                                               1994        12.45            11.93             56
                                               1993        11.63            12.45             35
                                               1992        10.91            11.63             22
                                               1991       10.00(c)          10.91              0
 Calvert Social Mid Cap Growth Division        1997        16.81            20.58            118
                                               1996        15.80            16.81            108
                                               1995        11.43            15.80             62
                                               1994        12.81            11.43             44
                                               1993        12.03            12.81             29
                                               1992        10.67            12.03             16
                                               1991        10.00(c)         10.67              0

                                    FFA-15


                                                              Accumulation                     Accumulation
                                                              Unit Value        Accumulation    Units
                                                              Beginning of       Unit Value    End of Year
Financial Freedom Account Contracts                Year           Year          End of Year   (in thousands)
-----------------------------------                ----       ------------      -----------   --------------
     Fidelity Money Market Division                1997           11.85            12.24             81
                                                   1996           11.46            11.85            101
                                                   1995           11.02            11.46             41
                                                   1994           10.72            11.02             26
                                                   1993           10.50            10.72             19
                                                   1992           10.22            10.50             12
                                                   1991           10.00(c)         10.22          1,146
     Fidelity Equity-Income Division               1997           23.99            30.45            906
                                                   1996           21.19            23.99            659
                                                   1995           15.84            21.19            445
                                                   1994           15.02            15.84            270
                                                   1993           12.83            15.02            165
                                                   1992           11.07            12.83             66
                                                   1991           10.00(c)         11.07              4
        Fidelity Growth Division                   1997           23.95            29.30          1,317
                                                   1996           21.08            23.95          1,058
                                                   1995           15.72            21.08            762
                                                   1994           15.87            15.72            508
                                                   1993           13.43            15.87            317
                                                   1992           12.40            13.43            136
                                                   1991           10.00(c)         12.40             30
       Fidelity Overseas Division                  1997           16.08            17.77            508
                                                   1996           14.34            16.08            365
                                                   1995           13.20            14.34            259
                                                   1994           13.10            13.20            197
                                                   1993            9.63            13.10             98
                                                   1992           10.89             9.63             24
                                                   1991           10.00(c)         10.89              4
 Fidelity Investment Grade Bond Division           1997           14.46            15.62            170
                                                   1996           14.15            14.46            133
                                                   1995           12.17            14.15            115
                                                   1994           12.77            12.17             72
                                                   1993           11.62            12.77             46
                                                   1992           11.00            11.62             25
                                                   1991           10.00(c)         11.00              2
     Fidelity Asset Manager Division               1997           17.52            20.94            816
                                                   1996           15.44            17.52            742
                                                   1995           13.32            15.44            600
                                                   1994           14.32            13.32            511
                                                   1993           11.94            14.32            309
                                                   1992           10.78            11.94            111
                                                   1991           10.00(c)         10.78             12

        In addition to the above mentioned Accumulation Units, there were cash reserves of $14,503,548 as of December 31, 1997 applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

                                    FFA-16

---------------
(a) Not all investment divisions are offered under the various Enhanced Preference Plus Contracts. See "Your Investment Choices," page FFA-17
(b)  Inception Date July 2, 1990.
(c) Inception Date July 1, 1991. Sales commenced for Enhanced Non-Qualified Preference Plus Contracts for (S)451(e)(11) severance and death benefit plans in 1991.
(d)  Inception Date May 1, 1991.
(e)  Inception Date may 1, 1992.
(f)  No longer offered under the Enhanced Preference Plus Contracts.
(g)  Inception Date May 1, 1996.
(h)  Inception Date March 3, 1997.


[CHART DEPICTING FINANCIAL FREEDOM ACCOUNT CONTRACTS ENDING ACCUMULATION UNIT VALUES FOR INCOME, DIVERSIFIED, STOCK INDEX, GROWTH, JANUS MID CAP, LOOMIS SAYLES HIGH YIELD BOND, AGGRESSIVE GROWTH, T. ROWE PRICE SMALL CAP GROWTH, SCUDDER GLOBAL EQUITY AND INTERNATIONAL STOCK DIVISIONS]


[CHART DEPICTING FINANCIAL FREEDOM ACCOUNT CONTRACTS ENDING ACCUMULATION UNIT VALUES FOR CALVERT SOCIAL BALANCED, CALVERT SOCIAL MID CAP GROWTH, FIDELITY MONEY MARKET, FIDELITY EQUITY -- INCOME, FIDELITY GROWTH, FIDELITY OVERSEAS, FIDELITY INVESTMENT GRADE BOND AND FIDELITY ASSET MANAGER DIVISIONS]


FINANCIAL STATEMENTS

        The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.


                                    FFA-17

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ................................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, serving millions of people, is one of the largest financial services companies in the world with many of the largest United States corporations for its clients. As of December 31, 1997, we had approximately $330.3 billion in assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

                                     FFA-18

         SECTION I: THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS

 ..............................................................
WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account that pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Contracts to meet your needs. These Contracts include Tax Sheltered Annuities (TSAs) under (S)403(b) of the Internal Revenue Code ("Code"), Qualified Annuity Plans (403(a)) under (S)403(a), Tax Deferred Annuities (Non-Qualified) under (S)72, Individual Retirement Annuities (IRAs) under (S)408(b), Public Employee Deferred Compensation (PEDC) under (S)457, Tax Deferred Annuities (Non-Qualified) under (S)72 for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, (S)457(e)(11) severance and death benefit plans, and Tax Deferred Annuities (Non-Qualified) under (S)72 for (S)415(m) qualified governmental excess benefit arrangements. These are group Contracts offered to an employer, association, trust or other group for its employees, members, participants or independent contractors or employees of the grantor of the trust. These Contracts may be issued to a bank that does nothing but hold them as contractholder. Enhanced Non-Qualified Contracts for (S)457(e)(11) severance and death benefit plans are no longer currently offered for purchase.

  This Prospectus covers two categories of Contracts: certain Enhanced Preference Plus Contracts and FFA Contracts (the latter being available only to a limited number of TSA plans, (S)403(a) plans, (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans,
(S)457(e)(11) severance and death benefit plans and (S)415(m) qualified governmental excess benefit arrangements). Make sure you read the descriptions that apply to your Contract. The Contracts have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses. Differences between the Contracts include what investment choices are available, what rights you have to withdraw or transfer money, and a number of other features.

  The following sections of this Prospectus will describe in more detail the investment options, minimum and maximum purchase payments, how the value of your Contract is determined, withdrawal and transfer rights, death benefits, charges and expenses, income options and many other important features. It will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan that may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ................................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments for the Enhanced Preference Plus Contracts are the Income, Diversified, Growth, Aggressive Growth, Stock Index, International Stock, Calvert Social Balanced, Calvert Social Mid Cap Growth, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions. In some cases, the Fidelity Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Divisions are also available for the Enhanced Preference Plus Contracts. Divisions available for the FFA Contracts are the Stock Index, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Divisions and both Calvert Divisions and the five Fidelity Divisions. In some cases, the Income, Diversified, Growth, Aggressive Growth and International Stock Divisions and the Fidelity Money Market Division are also available for the FFA Contracts. Your employer, association or group may have limited the number of available divisions. Your Contract will

                                     FFA-19

 ...............................................................
indicate the divisions available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund, the Calvert Variable Series, Inc., and the Fidelity VIP and VIPII Funds as shown on page
1. All dividends declared by any of the portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed under the Contracts. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "open-end management investment companies" under the 1940 Act. Except for the Janus Mid Cap, Calvert Social Balanced and Calvert Social Mid Cap Growth Portfolios, each fund is "diversified" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

State Street Research Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

State Street Research Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

MetLife Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

State Street Research Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Janus Mid Cap Portfolio: To provide long-term growth of capital. It pursues this objective by investing primarily in a non-diversified portfolio of securities issued by medium sized companies.

Loomis Sayles High Yield Bond Portfolio: To achieve high total investment return through a combination of current income and capital appreciation. The Portfolio will normally invest at least 65% of its assets in fixed income securities of below investment grade quality.

State Street Research Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

T. Rowe Price Small Cap Growth Portfolio: To achieve long-term capital growth by investing in small capitalization companies.

Scudder Global Equity Portfolio: To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Portfolio invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

State Street Research International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

Calvert Social Balanced Portfolio: To achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Social Balanced Portfolio.

Calvert Social Mid Cap Growth Portfolio: To achieve long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities of mid-sized companies.

Fidelity's VIP Money Market Portfolio: To achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

Fidelity's VIP Equity-Income Portfolio: To achieve reasonable income by investing primarily in income-producing equity securities.

Fidelity's VIP Growth Portfolio: To achieve capital appreciation.

                                    FFA-20

                                  .............................

Fidelity's VIP Overseas Portfolio: To achieve long-term growth of capital primarily through investments in foreign securities.

Fidelity's VIPII Investment Grade Bond Portfolio: To achieve as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

Fidelity's VIPII Asset Manager Portfolio: To achieve high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

  Each of the currently available Metropolitan Fund Portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee. For providing investment management services to the State Street Research Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .50% of such assets on the next $500 million and .45% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research Income Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .35% of the average daily value of the aggregate net assets up to $250 million, .30% of such assets on the next $250 million and .25% of such assets on amounts over $500 million. For providing investment management services to the State Street Research Diversified Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .50% of the average daily value of the aggregate net assets of the Portfolio up to $500 million, .45% of such assets on the next $500 million and .40% of such assets on amounts over $1 billion. For providing investment management services to the State Street Research International Stock Portfolio and the State Street Research Aggressive Growth Portfolio, we receive monthly compensation at an annual rate of .75% of the average daily value of the aggregate net assets of each such Portfolio up to $500 million, .70% of such assets on the next $500 million and .65% of such assets on amounts over $1 billion. We pay State Street Research & Management Company, one of our subsidiaries, to provide us with sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth and State Street Research International Stock Portfolios.

  GFM International Investors, Inc. is the sub-sub-investment manager and has day-to-day investment responsibility for the State Street Research International Stock Portfolio. GFM International Investors, Inc.'s fees for sub-sub-investment management services are paid by State Street Research.

  For providing investment management services to the Loomis Sayles High Yield Bond Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .70% of the average daily value of the aggregate net assets of the Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by MetLife, is the sub-investment manager with respect to the Loomis Sayles High Yield Bond Portfolio. For providing investment management services to the Janus Mid Cap Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .75% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .70% of such assets on the next $400 million and .65% of such assets on amounts in excess of $500 million. Janus Capital Corporation is the sub-investment manager for the Janus Mid Cap Portfolio. For providing investment management services to the T. Rowe Price Small Cap Growth Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .55% of the average daily value of the aggregate net assets of the Portfolio up to $100 million, .50% of such assets on the next $300 million and .45% of such assets in excess of $400 million. T. Rowe Price Associates, Inc. is the sub-investment manager for the T. Rowe Price Small Cap Growth Portfolio.

  For providing investment management services to the Scudder Global Equity Portfolio, we receive monthly compensation from the Portfolio at an annual rate of .90% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .55% of such assets on the next $50 million, .50% of such assets on the next $400 million and .475% of such assets on amounts in excess of $500 million. Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.) is the sub-investment manager for the Scudder Global Equity Portfolio.

  Sub-investment management services are provided to us and we pay fees for such services according to contracts between us and each of the sub-investment managers. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  Similarly, the Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of .70% of the first $500 million of the average daily net assets of the Calvert Social Balanced Portfolio, .65% of the next $500 million and .60% of the remainder. In addition, the Calvert Social Balanced Portfolio pays Calvert a performance fee adjustment based on the extent to which

                                     FFA-21

 ...............................................................

performance of the Calvert Social Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index as follows:

PERFORMANCE                                                          PERFORMANCE
VERSUS THE                                                               FEE
LIPPER BALANCED FUNDS INDEX                                          ADJUSTMENT
---------------------------                                          -----------
at least 6%, but less than 12%......................................    .05%
at least 12%, but less than 18%.....................................    .10%
more than 18%.......................................................    .15%

  Payment by the Calvert Social Balanced Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Calvert Social Balanced Portfolio's performance to fall below the Lipper Balanced Funds Index.

  Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. consisting of a base fee and a performance fee adjustment based on the extent to which performance of the Calvert Social Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index. These fees are solely the responsibility of Calvert, not the Calvert Social Balanced Portfolio.

  The Calvert Social Mid Cap Growth Portfolio pays Calvert, the Calvert Social Mid Cap Growth Portfolio's investment advisor, a monthly investment advisory fee equivalent to an annual rate of .80% of the Portfolio's average daily net assets. In addition, the Calvert Social Mid Cap Growth Portfolio will pay Calvert a performance fee adjustment based on the extent to which performance of the Calvert Social Mid Cap Growth Portfolio exceeds or trails the Standard & Poor's 400 Mid-Cap Index (S&P 400 Mid-Cap Index) as follows:

                                                                     PERFORMANCE
PERFORMANCE VERSUS THE                                                   FEE
S&P 400 MID-CAP INDEX                                                ADJUSTMENT
----------------------                                               -----------
less than 10%.......................................................    0.00%
at least 10%, but less than 25%.....................................    0.01%
at least 25%, but less than 40%.....................................    0.03%
40% or more.........................................................    0.05%

  Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. consisting of a base fee and a performance fee adjustment based on the extent to which performance of the Calvert Social Mid Cap Growth Portfolio exceeds or trails the S&P 400 Mid-Cap Index. These fees are solely the responsibility of Calvert, not the Calvert Social Mid Cap Growth Portfolio.

  Fidelity's VIP Equity-Income, VIP Growth, VIP Overseas and VIPII Asset Manager Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's VIP Equity-Income Portfolio, .30% for Fidelity's VIP Growth Portfolio, .45% for Fidelity's VIP Overseas Portfolio and 25% for Fidelity's VIPII Asset Manager Portfolio of the average net assets throughout the month. FMR pays sub-investment management fees to Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc. for Fidelity's VIP Overseas and VIPII Asset Manager Portfolios and to Fidelity International Investment Advisors for Fidelity's VIP Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP or VIPII Funds. Fidelity's VIP Money Market Portfolio and VIPII Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase, and the individual rate is .03% and .30%, of Fidelity's VIP Money Market and VIPII Investment Grade Bond Portfolios' average net assets throughout the month, respectively. In addition to the sum of the group and individual fee rates, Fidelity's VIP Money Market Portfolio's fee may be affected by an income component. If the portfolio's gross yield is 5% or less, the sum of the group and individual fee rate is the management fee. The income-based component is added to the basic fee only when the portfolio's yield is greater than 5%. The income-based fee is 6% of that portion of the portfolio's yield that represents a gross yield of more than 5% per year. The maximum income-based component is .24%. FMR pays a sub-investment management fee to Fidelity Investments Money Management, Inc. (formerly FMR Texas) Inc. for Fidelity's VIP Money Market Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP or VIPII Funds.

  The Metropolitan Fund, the Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and the Fidelity VIP and VIPII Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity VIP and VIPII Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan

                                    FFA-22

 ...............................................................

Fund and the risks related to that arrangement. See "Purchase and Redemptions of Shares," in the prospectuses for the Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth Portfolio and "The Fund and the Fidelity Organization" in the prospectus for the Fidelity VIP and VIPII Funds for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.

PURCHASE PAYMENTS
 ...............................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to one of our "Designated Office(s)." We will provide you with information indicating which Designated Office to contact regarding various matters and the addresses of these Offices. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Your employer or the group in which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree or we cannot reach you by the fifth business day, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received (1) on a day when the accumulation unit value (discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There are no minimum purchase payments except for the Enhanced Non-Qualified Preference Plus Contract for (S)457(f), deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and
(S)457(e)(11) severance and death benefit plans. Under this Contract, we may require each purchase payment to be at least $2,000, and total purchase payments must be at least $15,000 for the first contract year. (Depending on underwriting and plan requirements, the first Contract Year is the initial three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, we may require that purchase payments made under this Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the Federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Allocation changes for new purchase payments will be made upon our receipt of your notification of changes. You may also specify a day, as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the Federal tax laws. We may limit your ability to make purchase payments after you have made a withdrawal based on termination of employment. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination.

  In order to comply with regulatory requirements in the Oregon, we may limit the ability of an Oregon resident to make purchase payments (1) after the Contract has been held for more than three years, if the Contract was issued after age 60 or (2) after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units." When you make purchase payments or transfers into an investment

                                    FFA-23

 ...............................................................
division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate accumulation unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between the two consecutive accumulation unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The accumulation unit values can increase or decrease, based on the investment performance of the corresponding underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses, accumulation unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses, accumulation unit values will go down.

  We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge not to exceed .000025905 (the daily equivalent of an effective annual rate of .95%) for the Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the Valuation Period by the last previously calculated accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was 1.05, the new accumulation unit value is $12.60 ($12.00 X 1.05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .95, the new accumulation unit value is $11.40 ($12.00 x .95).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Separate Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred and we may require that this request be made on the form we provide for this purpose. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum account balance in investment divisions from which amounts are transferred based upon an authorization.

WHEN WILL WITHDRAWALS OR TRANSFERS BE PROCESSED?

  Generally, we will process withdrawals or transfers as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, you can make payments directly to other investments on a tax-free basis if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make

                                    FFA-24

 ...............................................................
withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, withdrawals from the contracts before age 59 1/2 are generally prohibited. See "Taxes--TSA Contracts" at page FFA-41.

CAN YOU MAKE CHANGES BY TELEPHONE?

  Yes. You can request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account by telephone unless prohibited by state law. If we agree and you complete the form we supply, you may also authorize your sales representative to request transfers, change your allocation of future investments and make changes to transfers made on a continuing periodic basis from one investment division to another or to and from the Fixed Interest Account on your behalf by telephone. Whether you or your sales representative make such requests by telephone, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make these requests which affect both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls making such requests will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transaction. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for certain Enhanced TSA and IRA Preference Plus Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an Income Annuity, as described later in this Prospectus. You must have separated from service to elect SWIP if you are under age 59 1/2 under an Enhanced TSA Preference Plus Contract. Also, you may not receive SWIP payments if you have an outstanding loan. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. For an Enhanced TSA Contract, in the year in which you initiate SWIP payments, the amount or percentage you elect to receive is divided by the number of months remaining in your Contract Year. Thereafter, the SWIP payment will be based on a complete Contract Year. Each SWIP payment must be at least $50. You should allow approximately 10 business days for processing your request. If we do not receive the request at least 10 business days in advance of the SWIP payment start date, we will process your first SWIP payment the following month. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. If you have an Enhanced IRA Contract, the date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year. The change will be effective for the first SWIP payment for the following Contract Year for Enhanced TSA Contracts or your SWIP anniversary date for Enhanced IRA Contracts. Requests for such changes must be made at least 30 days prior to your Contract Year anniversary date for Enhanced TSA Contracts or the SWIP anniversary date for Enhanced IRA Contracts. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHICH INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a pro rata basis from the Fixed Interest Account and investment division of the Separate Account in which you then have money. If your Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you. On or about July 1, 1998, you will be able to select the percentage to be withdrawn from the investment divisions and/or Fixed Interest Account based on your preference. If you do not specify percentages or if there are insufficient amounts in one or more of your selected investment divisions or the Fixed Interest Account, then your SWIP payment will automatically be taken on a pro rata basis from the Fixed
                                    FFA-25

 .....................................................

interest Account and investment divisions in which you then have money.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments are within the applicable Free Corridor percentage, no SWIP payment will be subject to an early withdrawal charge. SWIP payments in excess of the applicable free corridor percentage will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Exemptions from Early Withdrawal Charges," pages FFA-27-29.

  SWIP payments are treated as withdrawals for Federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to Federal income tax. If you are under age 59 1/2, tax penalties may apply. See "Taxes," pages FFA 40-49.

CAN MINIMUM DISTRIBUTION PAYMENTS BE MADE ON A PERIODIC BASIS?

  Yes. Rather than receiving your minimum distribution in one annual payment, you may request that we make minimum distribution payments to you on a periodic basis. However, you may be required to meet certain total Account Balance minimums at the time you request periodic minimum distribution payments.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" on FFA-24.)

  As a result of reduced administrative expenses associated with the Enhanced Preference Plus and FFA Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1997, these charges were $87,711,107 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what are called "annuity considerations." These may include purchase payments, account balances and death benefits. In most jurisdictions we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In Mississippi, Wyoming, South Dakota, Kentucky and Washington, D.C., we may also deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page FFA-51.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

WHAT IS THE EARLY WITHDRAWAL CHARGE FOR THE ENHANCED TSA, ENHANCED 403(A), ENHANCED NON-QUALIFIED, ENHANCED PEDC AND ENHANCED IRA PREFERENCE PLUS CONTRACTS?

  To determine the early withdrawal charge for the Enhanced TSA, Enhanced 403(a), Enhanced Non-

                                     FFA-26

 ...............................................................
Qualified, Enhanced PEDC and Enhanced IRA Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Enhanced TSA, Enhanced 403(a), Enhanced Non-Qualified, Enhanced IRA Preference Plus and Enhanced PEDC Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the following table:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the Federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

  As a result of the reduced sales costs associated with certain Enhanced Preference Plus Contracts, no early withdrawal charges are deducted for withdrawals under those Contracts.

WHAT IS THE EARLY WITHDRAWAL CHARGE FOR THE ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS FOR (S)457(F) DEFERRED COMPENSATION PLANS, (S)451 DEFERRED FEE ARRANGEMENTS, (S)451 DEFERRED COMPENSATION PLANS AND (S)457 (E)(11) SEVERANCE AND DEATH BENEFIT PLANS AND FFA CONTRACTS?

  No Separate Account early withdrawal charge will apply to these Enhanced Non-Qualified Preference Plus and FFA Contracts.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS FROM THE ENHANCED TSA, ENHANCED 403(A), ENHANCED NON-QUALIFIED, ENHANCED PEDC AND ENHANCED IRA PREFERENCE PLUS CONTRACTS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. The amount withdrawn may be subject to Federal income tax and tax penalties may still apply, see "Taxes," pages FFA 40-49. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A Free Corridor withdrawal described below. Depending on your Contract, the Free Corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the Free Corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge.

  (a) For certain Enhanced TSA Preference Plus Contracts: you can withdraw up to 10% of your Account Balance during each Contract Year.

  (b) For all other Contracts: you can withdraw up to 20% of your Account Balance during each Contract Year.

                                     FFA-27

 ...............................................................

  4. Free Look: You may cancel your Contract within 10 days (20 days in North Dakota) after you receive it by telling us in writing. We will then refund all of your purchase payments (however, for Enhanced TSA Preference Plus Contracts issued in Minnesota, we will instead pay you your Account Balance). If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contract from which the withdrawal is made.

  8. Systematic Termination: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, a total withdrawal ("Systematic Termination") that is paid in annual installments of
(1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: If you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal.

  10. Retirement:


  (a) For certain Enhanced TSA Preference Plus Contracts, if you retire and have at least ten years of uninterrupted Contract participation. This exemption to the early withdrawal charge for these Enhanced TSA Preference Plus Contracts does not apply to withdrawals of amounts transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts.)

  (b) For certain Enhanced TSA, certain Enhanced PEDC and 403(a) Preference Plus Contracts, if you retire and have at least ten years of uninterrupted Contract participation unless the plan defines retirement and you retire under such definition.

  (c) For the Enhanced Non-Qualified Preference Plus Contract and certain Enhanced PEDC Contracts, if you retire.

  11. Separation from Service: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if your employment terminates.

  12. Plan Termination: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if your plan terminates and the withdrawal is rolled over into another annuity contract we issue.

  13. Hardship: For all Contracts except certain Enhanced TSA, Enhanced 403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if your plan provides for payment on account of hardship, and you suffer an unforseen hardship. For certain Enhanced TSA Preference Plus Contracts, you must suffer an unforseen hardship.

  14. Pre-Approved Investment Vehicles: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if you make direct transfers to other investment vehicles we have pre-approved.

  15. Pre-Approved Plan Provision: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified, Enhanced PEDC and Enhanced IRA Preference Plus Contracts, if you make a withdrawal pursuant to a provision of your plan we have pre-approved.

  16. Transfer from other MetLife Contracts: (A) For transfers prior to January 1, 1996: If you have rolled over amounts from other MetLife contracts we designate, of the following two formulas we will apply the one that is most favorable to you:

  (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made, credit your purchase payments with the time you held them under our other contract prior to the time they were rolled over or

  (2) subject the rolled over amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


                                    FFA-28

 ...............................................................

  (B) For transfers commencing on or after January 1, 1996:

  (1) if you roll over amounts from other MetLife contracts we designate that have been in force at least two years (except as covered in (2) below), we will apply the one of the following two formulas that is more favorable to you: (a) the same withdrawal charge schedule that would have applied to the rollover amounts had they remained in your other MetLife contracts, however, any exceptions or reductions to the basic withdrawal charge percentage that this Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; or (b) subject the rollover amounts to a withdrawal charge determined as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%


For this purpose, purchase payment year is measured from the date of the rollover, not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years or provide for a separate withdrawal charge for each purchase payment, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under our other contract prior to the date they were rolled over.

  (C) We may instead, if provided for by this Contract, treat another contract and this Contract as if they were one for purposes of determining when a purchase payment was made by deeming your purchase payments to have been made under this Contract on the dates they were made under the other contract.

DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the December 31 of any fifth Contract anniversary less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals, in all cases less any outstanding loan balance under your Fixed Interest Account. There is no death benefit for the Enhanced Non-Qualified Preference Plus Contract for (S)457 (f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457 (e)(11) severance and death benefit plans.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the Enhanced TSA, Enhanced 403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus and TSA and 403(a) FFA Contracts. The amounts due at death are paid to the trustee of the (S)457(f) deferred compensation plan, (S)451 deferred fee arrangements, (S)451 deferred compensation plans or (S)457(e)(11) severance and death benefit plans. The death benefit is paid to the trustee under the Non-Qualified FFA Contract for
(S)415(m) qualified governmental excess benefit arrangements, and to the participant's employer or a trustee under the PEDC Contract.

  The payee may take a lump sum cash payment or apply the death benefit (less any applicable annuity taxes) to an income annuity from the types available under your Contract.

INCOME OPTIONS
 ...............................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your total Account Balance and apply that money (less any annuity taxes that must be paid) to an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available for various payout periods.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts).

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

                                    FFA-29

 ...............................................................

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the portion of your Account Balance used to provide the fixed income option. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rate will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed under "Income Annuities."

                                    FFA-30

           SECTION II: INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ..............................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you with a series of payments for either a period of time or life that are based upon the investment performance of the investment division of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option that is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be offered as group Enhanced TSA, Enhanced Non-Qualified, Enhanced 403(a), Enhanced PEDC and Enhanced IRA Preference Plus and Financial Freedom Income Annuities. The Enhanced Non-Qualified Income Annuity for (S)457(e)(11) severance and death benefit plans is no longer currently offered for purchase.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under which circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices provided through the Separate Account are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock, Calvert Social Balanced, Calvert Social Mid Cap Growth Divisions, and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions. In some cases, the Fidelity Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Divisions are also available for the Enhanced Preference Plus Income Annuities. Divisions available for the FFA Income Annuities are the Stock Index Division, both Calvert Divisions and the five Fidelity Divisions. In some cases the Income, Diversified, Growth, Aggressive Growth and International Stock Divisions, the Fidelity Money Market Division and, if approved in your state, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth and Scudder Global Equity Divisions, are also available for the FFA Contracts. All divisions are described earlier in Section I under "Your Investment Choices." If you are covered under a group Income Annuity, your employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate which divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. In some states, you may be limited to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ...............................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this Office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Your employer or the group in which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem is remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., Eastern time, on the day we receive them at our Designated Office, except when they are received (1) on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) after 4:00 p.m., Eastern time. In those cases the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

                                    FFA-31

 ...............................................................

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ................................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit are similar to "accumulation units" described earlier in Section I except that we deduct applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the annuity unit values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive annuity unit value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The annuity units values can increase or decrease, based on the investment performance of the corresponding underlying portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, annuity unit values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, annuity unit values will go down.

  When we determine the annuity unit value for an investment division, we use the same "experience factor" as that derived for the calculation of accumulation units as described in Section I.

  To calculate an annuity unit value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the valuation period. For an AIR of 4% and a one day valuation period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6% as defined in your Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the investment divisions, the AIR and Separate Account charges.

TRANSFERS
 ................................................................................

CAN YOU MAKE TRANSFERS?

  Yes. You can make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL TRANSFERS BE PROCESSED?

  Generally, we will process a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to your beneficiary under a guarantee or a joint annuitant or pay your beneficiary a refund, if you have chosen one of these variable income types.

                                     FFA-32

 ...............................................................

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. If we agree and you complete the form we supply, you may also authorize your sales representative to make transfer requests on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  There is no contract fee under the Income Annuities.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" on FFA-32.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expense and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what are called "annuity considerations." We deduct money to pay annuity taxes when you make a purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page FFA-51.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons figure in the description below: the owner of the Income Annuity (the person with all rights under the contract including the right to direct who receives payments), the annuitant (the person whose life is the measure for determining the timing and sometimes the amount of income payments) and the beneficiary (the person who may receive benefits if no annuitants or owners are living).

  Your Lifetime Annuity --A variable income payable during the annuitant's life.

  Your Lifetime with a Guaranteed Period Annuity --A variable income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Your Lifetime With a Refund Annuity --A variable income payable during the annuitant's life. If, at the death of the annuitant, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for Two Lives Annuity --A variable income payable while either of two annuitants is alive. After one annuitant dies payments continue if the other annuitant is alive, otherwise payments stop. Payments after one annuitant dies may be the same as those paid while both were alive or may be a lower percentage selected when the annuity is purchased (e.g. 75%, 66 2/3% or 50%).

  Income for Two Lives with a Guaranteed Period Annuity --This is the same as the Income for Two Lives Annuity described above, but we guarantee to pay the full amount (not a reduced percentage) for the guarantee period even if one or both annuitants die. If, at the death of both annuitants, payments have been made for less than the guarantee period, payments are made to the owner of the annuity (or the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.

  Income for Two Lives with a Refund Annuity --This is the same as the Income for Two Lives Annuity described above but if, at the death of both annuitants, the total of all of our payments is less than the purchase payment that we received, we will pay an amount equal to the difference to the owner of the annuity (or to the beneficiary if the owner is not alive) when the annuitant dies.

  Income for a Guaranteed Period Annuity --A variable income payable for a guarantee period (5-30 years). Payments cease at the end of the guarantee period (which is often called a "term certain" period) even if the annuitant is still alive. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity (or to the beneficiary if the owner dies before the end of the guarantee period) for the rest of the guarantee period.


                                     FFA-33

 ...............................................................

IS THERE A FREE LOOK?

  Yes. There is a Free Look when you purchase an Income Annuity. There is no Free Look when an Income Annuity is the variable income option under a Contract. You may cancel your Income Annuity within 10 days (20 days in North Dakota) after you receive it by telling us in writing. We will then refund your purchase payment (however, for an Income Annuity issued in Minnesota we will instead pay you the value of your annuity units). If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

                                    FFA-34

      SECTION III: OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS
 ....................................
                                   ...........................

CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. We may cancel the Enhanced Preference Plus Non-Qualified Contract for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. Certain Contracts do not contain these cancellation provisions.

  At our option, certain Enhanced Preference Plus TSA and Enhanced PEDC Contracts may be cancelled if MetLife determines that changes to your retirement plan would cause MetLife to pay more interest than anticipated or to make more frequent payments than anticipated in connection with the Fixed Interest Account. MetLife may also cancel these Contracts, to the extent permitted by law, if the retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, under these Contracts, the employer and MetLife may each cancel the Contract upon 90 days notice to the other.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary; or

    d. use accrued benefit is used as security for a loan exceeding $5,000.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing which acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without spousal consent.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

                                    FFA-35

 ...............................................................

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as pre-authorized, systematic purchase payments which are transfers from the Fixed Interest Account, may be confirmed quarterly. MetLife confirms quarterly purchase transactions under Enhanced TSA Preference Plus, TSA FFA Contracts and the Non-Qualified FFA Contract for (S)415(m) qualified governmental excess benefit arrangements made on the basis of salary reduction or deduction.


CAN WE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an Account Balance, we will notify you of the change. You may then make a new choice of investment divisions. For the Enhanced Preference Plus Contracts for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans (and FFA Contracts and Income Annuities where required by law) issued in Pennsylvania, we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contracts or Income Annuities) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

                                    FFA-36

 ...............................................................

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion. Under (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, (S)457(e)(11) severance and death benefit plans and the TSA Contracts and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Calvert Variable Series' or Fidelity VIP or VIPII Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or
(3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and by certain of our qualified employees.

  The licensed sales representatives and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

  From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into such other arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

  We also make payments to our licensed sales representatives based upon the total Account Balances of the Contracts assigned to the sales representative. Under the program, we pay an amount up to .12% of the total Account Balances of the Contracts, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Contracts. These payments are not made for Income Annuities.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment

                                    FFA-37

 ...............................................................

divisions refers to the income generated by an investment in the division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Change in accumulation unit value or change in annuity unit value refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in accumulation unit value and effective yield figures do not reflect the possible imposition of an early withdrawal charge of, for certain Enhanced Preference Plus Contracts, up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and the Fidelity VIP and VIPII Funds and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, the Standard & Poor's 400 Index, the Standard & Poor's 600 Index, the Russell 2000 Growth Index, Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, The Morgan Stanley Capital International All Country World Index and The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "EqualizerSM." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

ARE THERE SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS CONTRACT OR TAKES OTHER ACTION?

  Under certain Enhanced TSA Preference Plus Contracts, amounts equal to some or all of the early withdrawal charge imposed under a contract of another

                                    FFA-38

 ...............................................................
issuer in connection with the transfer of money into an Enhanced TSA Preference Plus Contract may be credited to your Account Balance. If such amounts are credited to an Enhanced TSA Preference Plus Contract, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the Contractholder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                              DURING CONTRACT YEAR

                                       8 &
   1     2    3    4    5    6    7   BEYOND
  ----  ---- ---- ---- ---- ---- ---- ------
  5.6%  5.0% 4.5% 4.0% 3.0% 2.0% 1.0%   0%


The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

                                     FFA-39

                               SECTION IV: TAXES
 ..............................................................

GENERAL

  Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?

  Generally, all contributions under the Contracts, other than contributions under Non-Qualified Contracts and non-deductible contributions to IRA Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. To the extent contributions to your Contract were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Contract are generally subject to income tax.

  Contributions to Enhanced Non-Qualified Contracts and non-deductible contributions to IRA Contracts are made on an "after-tax" basis so that making purchase payments do not reduce the taxes you pay. Earnings under Enhanced Non-Qualified Contracts are normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  Under some circumstances certain Contracts accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from a 403(a) and TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of
(1) an individual retirement arrangement under (S)408; (2) a qualified trust or 403(a) annuity plan, if the distribution is from a Keogh plan or a 403(a) Contract; or (3) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution is generally the taxable portion of any distribution from a 403(a) or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant;
(b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in (S)401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and (h) any other taxable distributions from any of these plans which are not eligible rollover distributions.

  All taxable distributions from 403(a) and TSAs Contracts that are not eligible rollover distributions and taxable distributions from IRAs and Non-Qualified Contracts will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment. All taxable distributions from the PEDC Contract will be subject to the same Federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Withdrawals from the TSA Contracts are generally prohibited before age 59 1/2.

                                     FFA-40

 ...............................................................

The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Except for the TSA Contract under which the employer retains all rights, your employer buys the Contract for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount may be subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your (S)403(b) arrangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code;
(c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, separates from service or becomes disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under
(S)403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrangements even after such amounts are transferred to a Contract.

  Taxable withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) of the Code and thus not be subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any SWIP payments or make any modifications to your SWIP payments.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible rolllover distributions) to an IRA without federal tax consequences if Code requirements are met. The Contract is not forfeitable and may not be transferred. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Contract must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the later of: the year in which the participant reaches age 70 1/2 or, to the extent permitted under your plan or contract, the year in which the participant retires. A tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after the participant's death. Generally, if the participant dies before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which the participant died or begin payments under an income annuity allowed by the Code to the participant's beneficiary over his or her lifetime or over a period not beyond the beneficiary's life expectancy starting by the December 31 following the year in which the participant dies. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by the December 31 of the year in which the participant would have reached age 70 1/2, if later. If the participant dies after required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of the death of the participant. If the Contract is subject to the Retirement Equity Act, the participant's spouse has certain rights which may be waived with the written

                                    FFA-41

 ...............................................................
consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA contract you own and to withdraw this amount in total from any one or more of the TSA contracts you own.

  403(a) Contracts. The employer adopts a 403(a) plan as a qualified retirement plan to generally provide benefits to participating employees. The plan works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

  The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Contracts are generally taxed according to the rules described under (S)72 of the Code. Under rules similar to those described above for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Contract must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your Plan or Contract, the year you retire. Also, if you die before required withdrawals have begun, the entire interest in the plan generally must be paid within five years of the year in which you died. The minimum distribution rules for 403(a) Contracts are similar to those rules summarized above for TSAs.

  Traditional IRA Contracts. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. If you are an active participant in another retirement plan, annual contributions are fully deductible if your adjusted gross income is $30,000 or less ($50,000 for married couples filing jointly, however never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $40,000 ($60,000 for married couples filing jointly, $10,000 for a married person filing separately) and if your adjusted gross income falls between these amounts your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return, and you and your spouse is under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to $4,000 ($2,000 each) to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000, nor can it exceed your joint compensation.

  Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) made after December 31, 1996 to pay deductible medical expenses; (5) made after December 31, 1996 to enable certain unemployed persons to pay medical insurance premiums; (6) made after December 31, 1997 to pay for qualified higher education expenses; or (7) made after December 31, 1997 for qualified first time home purchases. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) or
(S)72(q) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty rule before you elect to receive any SWIP payments or make any modification to your SWIP payments.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro-rata withdrawal of both, based on all of your IRAs (not just the IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements

                                    FFA-42

 ...............................................................
are met. Your Contract is not forfeitable and you may not transfer it.

  Your entire interest in the IRA Contract must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and cal-culation of these withdrawals. Other complex rules apply to how rapidly with-drawals must be made after your death. Generally, if you die before the re-quired withdrawals have begun, we must make payment of your entire interest un-der the Contract within five years of the year in which you died or begin pay-ments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary and, if your Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your beneficiary is your spouse, he or she may elect to continue the Contract as his or her own IRA Contract after your death. If you die after the required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

  The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

  PEDC Contract. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in (S)457 of the Code. These plans, which must meet the requirements of (S)457(b), provide certain tax deferral benefits to employees and independent contractors. The plans are not available to churches and qualified church-controlled organizations. A PEDC plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. However, for state or local government plans in existence on August 20, 1996, these requirements do not have to be met prior to January 1, 1999. Plan benefit deferrals, contributions and all income attributable to such amounts under PEDC plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

  The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the Federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

  Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant separates from service with the employer, or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements or, (ii) the total amount payable is $5,000 or less and certain other requirements are met.

  Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or the year the participant retires. Although the minimum distribution rules are similar to the rules summarized above for TSAs, there are some differences. For example, for PEDC plans, any distribution payable over a period of more than one year can only be made in substantially non-increasing amounts, and generally distributions may not exceed 15 years.

  Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

  Non-Qualified Contract for (S)457(f) Deferred Compensation Plans. These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified Contract which may be subject to the Non-Qualified Contract rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax

                                     FFA-43

 ...............................................................
rules governing the Contract. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

  Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under (S)72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a (S)457(f) deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Contract for (S)457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under (S)457. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract.

  Non-Qualified Contract for (S)451 Deferred Fee Arrangements. Under a (S)451 deferred fee arrangement, a third party which is a tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of
(S)451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

  A trust established by the tax-exempt entity will own a Non-Qualified Contract which may be subject to taxation rules as described below under Non-Qualified Contracts. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Contract. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a (S)451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Contract for (S)451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under (S)451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract.

  Non-Qualified Contract for (S)451 Deferred Compensation Plans. Under a
(S)451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

  A (S)451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the

                                    FFA-44

 ...............................................................
amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, (S)451 rather than (S)457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

  A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Contract which may be subject to taxation rules as described below under "Non-Qualified Contracts". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Contract.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a (S)451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Contract for (S)451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under (S)451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract.

  Non-Qualified Contract for (S)457(e)(11) Severance and Death Benefit
Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Contract, the trust may be subject to the rules described below under Non-Qualified Contracts. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Contract.

  The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in (S)457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, (S)451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

  Special Tax Considerations for Non-Qualified Contract for (S)457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under
(S)457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. In connection with the sale of the Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under
(S)457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

  Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is generally deferred until it is withdrawn only if you as owner of the Contract are an individual (or are treatable as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

                                    FFA-45

 ...............................................................

  Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Non-Qualified Contract may be exchanged for another non-qualified contract without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before payment of your entire interest in the Contract under an income annuity begins, we must make payment of your entire interest under the Contract within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  Generally, all purchase payments under the Income Annuities, other than purchase payments under Non-Qualified and non-deductible contributions to a IRA Income Annuities will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, Federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  Generally, the Enhanced Non-Qualified Preference Plus Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal.

  Under some circumstances certain Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments (other than income payments under the PEDC Income Annuities) will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable income payments under the PEDC Income Annuities will be subject to the same federal income tax withholding treatment as regular wages.

  Income payments (other than tax-free transfers as permitted under the Code and payments made under a PEDC plan) that are allowed before age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to your beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less

                                    FFA-46

 ...............................................................

frequently than annually) over your life or life expectancy of you and another person named by you, (for TSAs and 403(a) plans, you must also be separated from service when payments begin); and (4) under a Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently then annually) commencing no later than one year from the purchase date. Additionally, under TSAs and 403(a) plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). For IRAs the 10% tax penalty will also not apply to income payments to pay deductible medical expenses (whether or not you actually itemize your deduction) to enable certain unemployed persons to pay medical insurance premiums; made after December 31, 1997 to pay for qualified higher education expenses; or made after December 31, 1997, for qualified first time home purchases. There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  For taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, distributions of your entire interest under the TSA, PEDC and 403(a) Income Annuities must be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire. A tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before payments begin under an Income Annuity, the Code generally requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before payments begin under this Income Annuity, we will pay your entire interest under the Income Annuity in a lump sum to the beneficiary after we receive proof of death. If you die after Income Annuity payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If the Income Annuity is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of the spouse.

  Any income payments distributed under 403(a) Income Annuities are generally taxed according to the rules described under (S)72 of the Code.

  Non-Qualified Income Annuity for (S)457(f) Deferred Compensation Plans. Any income payments distributed under the plan to you or your beneficiary are generally taxed according to the annuity rules under (S)72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includible in your income and it becomes an "after-tax" purchase payment for the purposes of the tax rules governing income payments in calculating the "exclusion ratio." It is unclear whether the 10% tax penalty for distributions made prior to age 59 1/2 applies with respect to income payments made under this type of plan. Thus, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a (S)457(f) deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Income Annuity for (S)457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under (S)457. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract.

  Non-Qualified Income Annuity for (S)451 Deferred Fee Arrangements. A trust established by the tax-exempt entity will own a Non-Qualified Income Annuity which may be subject to taxation rules as described below under "Non-Qualified Income Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Income Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for income payments under the plan. It is unclear whether the 10% tax penalty for distributions made prior to age 59 1/2 applies with respect to income payments

                                    FFA-47

 ...............................................................
made under this type of plan. These persons should consult their own tax advisor for information on the tax treatment of these income payments made under the plan.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a (S)451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Income Annuity for (S)451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under (S)451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract.

  Non-Qualified Income Annuity for (S)451 Deferred Compensation Plans. A trust established by the tax-exempt entity or the taxable entity will own a Non-Qualified Income Annuity which may be subject to taxation rules as described below under "Non-Qualified Income Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the tax-exempt entity or the taxable entity that is the grantor of such trust. Each such entity should consult its own tax advisor with respect to the tax rules governing the Income Annuity. Participants will not be taxed on their tax deferred compensation amounts until the year in which they are paid or made available to them, unless under the method of accounting the participant uses in computing taxable income such amount is to be properly accounted for in a different period.

  It is unclear whether the 10% tax penalty for distributions made prior to age 59 1/2 applies with respect to income payments made under this type of plan. Thus, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a (S)451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Income Annuity for (S)451 Deferred Compensation Plans MetLife consulted special tax counsel regarding the major Federal tax issues under (S)451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Contract.

  Non-Qualified Income Annuity for (S)457(e)(11) Severance and Death Benefit Plans. As the owner of a Non-Qualified Income Annuity, the trust is generally subject to the rules described below under "Non-Qualified Income Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Income Annuity.

  The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in (S)457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan (S)451 of the Code will apply and you will be taxed in the tax year in which such benefits are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, the amounts which constituted your purchase payment will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service. It is unclear whether the 10% tax penalty for distributions made prior to age 59 1/2 applies with respect to income payments made under this type of plan. Thus, you should consult your own tax advisor to clarify this issue.

  Special Tax Considerations for Non-Qualified Income Annuity for (S)457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under
(S)457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. In connection with the sale of the Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under
(S)457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement.

                                     FFA-48

 ...............................................................
This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Income Annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

  Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally requires payment of your entire interest in the Enhanced Non-Qualified Preference Plus Income Annuity be made within five years of the date of your death. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death, in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                    FFA-49

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   15
Financial Statements of MetLife...........................................   37

                                     FFA-50

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                                        KEOGH                    NON-
                            TSA      IRA, SIMPLE IRA  AND 403(A)     PEDC     QUALIFIED
                         CONTRACTS  AND SEP CONTRACTS CONTRACTS   CONTRACTS   CONTRACTS
                         AND INCOME    AND INCOME     AND INCOME  AND INCOME  AND INCOME
                         ANNUITIES    ANNUITIES(1)    ANNUITIES  ANNUITIES(2) ANNUITIES
                         ---------- ----------------- ---------- ------------ ----------
California..............    0.5%          0.5%(3)        0.5%        2.35%       2.35%
District of Columbia....    2.25%         2.25%          2.25%       2.25%       2.25%
Kentucky(4).............    2.0%          2.0%           2.0%        2.0%        2.0%
Maine...................     --            --             --          --         2.0%
Nevada..................     --            --             --          --         3.5%
U.S. Virgin Islands.....    5.0%          5.0%           5.0%        5.0%        5.0%
South Dakota............     --            --             --          --         1.25%
Puerto Rico.............    1.0%          1.0%           1.0%        1.0%        1.0%
West Virginia...........    1.0%          1.0%           1.0%        1.0%        1.0%
Wyoming.................     --            --             --          --         1.0%

-------
(1) Annuity tax rates applicable to IRA, SIMPLE IRA and SEP Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of
    (S)408(a) of the Code are included under the column headed "IRA, SIMPLE IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    (S)401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of (S)408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

(4) The annuity tax in Kentucky is repealed effective January 1, 2000.

                                    FFA-51

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
  Calvert Social Balanced Portfolio

[_] Calvert Social Mid Cap Growth Portfolio

[_] Fidelity Variable Insurance Products Funds

[_] I have changed my address. My CURRENT address is:

                          Name:
-------------------------      ------------------------------------------------
    (Contract Number)  Address:
                               ------------------------------------------------

-------------------------      ------------------------------------------------
       (Signature)                                                       zip

 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: ALAN DEMICHELE
 RETIREMENT AND SAVINGS CENTER, AREA 2H
 ONE MADISON AVENUE
 NEW YORK, NY 10010

[LOGO] MetLife(R)
Metropolitan Life Insurance Company

Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

ADDRESS SERVICE REQUESTED

                                                             Bulk Rate
                                                          U.S. Postage Paid
                                                             Rutland, VT
                                                             Permit 220

[LOGO] MetLife(R)
Metropolitan Life Insurance Company

Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

ADDRESS SERVICE REQUESTED

                                                              Bulk Rate
                                                           U.S. Postage Paid
                                                              Rutland, VT
                                                              Permit 220

                      METROPOLITAN LIFE INSURANCE COMPANY

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                               FORM N-4  PART B

                               May 1, 1998

  This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Contracts dated May 1, 1998 and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010.

  A Statement of Additional Information for the Metropolitan Series Fund, Inc. is attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.

                                --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   15
Financial Statements of MetLife...........................................   37

                                --------------

 ...............................................................

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 555 Seventeenth Street, Denver, Colorado, independent auditors, will annually audit the Separate Account's financial statements. The financial statements for the period ended December 31, 1997 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

SERVICES

  Metropolitan Life has retained FASCorp. to administer some of its group contracts in the capacity of a third party administrator. When Metropolitan Life provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

  Certain computer systems we use to process Contract transactions and valuations need to be adjusted to be able to continue to administer Contacts after "Year 2000." As is the case with most system conversion projects, risks and uncertainties exist, due in part to reliance on third party vendors, and projects could be delayed. We are, however, devoting all resources we believe necessary to make these systems modifications and expect that the necessary changes will be completed on time and in a way that will result in no disruption to Contract servicing operations.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE CONTRACTS AND INCOME
ANNUITIES

  The certificates and interests in the Contracts and Income Annuities are sold through individuals who are licensed life insurance sales representatives of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Contracts and Income Annuities and Financial Freedom Account Contracts and Income Annuities by certain qualified employees of Metropolitan Life.

  From time to time, Metropolitan Life may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into such other arrangements in connection with their endorsing or sponsoring Metropolitan Life's variable annuity contracts or services, for permitting Metropolitan Life to undertake certain marketing efforts of the organizations' members in connection with sales of Metropolitan Life variable annuities, or some combination thereof. Additionally, Metropolitan Life has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between Metropolitan Life and various organizations.

  The offering of all Contracts and Income Annuities is continuous. Owners and participants under Contracts and Income Annuities may not be offered all investment choices. Each Contract will indicate those investment choices available under the Contract or Income Annuity.

EARLY WITHDRAWAL CHARGE

  The total amount of early withdrawal charges paid to and retained by Metropolitan Life for the years ended December 31, 1995, 1996 and 1997 were $5,252,058, $6,200,708 and $7,593,681, respectively.

VARIABLE INCOME PAYMENTS

  "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RATE

  The following discussion concerning the amount of variable income payments is based on an Assumed Investment Rate of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

  The amount of annuity units which will be received periodically from the investment division will depend upon the payment or Account Balance applied as of the annuity date, the annuity unit value as of the annuity date, the amount of any premium tax owed, any contract charges, the annuity type selected, and the age(s) and sex of the annuitant(s) (except where unisex values rates are required by law).

  The first payment is equal to the number of units determined, as explained above, multiplied by the annuity unit value as of the issue date or as of the date 10 days prior to payment if later. Subsequent payments are equal to the number of annuity units multiplied by the annuity unit value 10 days prior to payment.

  Income Annuities contain tables indicating the dollar amount of the first income payment (if the payment is made as of the issue date of the contract) under each variable income type for each $1,000 of payment or Account Balance (after deduction for any premium tax)

 ................................................................................
at various ages. These tables are based upon 1983 Metropolitan adjusted group and individual mortality tables and the Assumed Investment Rate.

  The first variable income payment consists of a portion from each of the Separate Account investment divisions chosen. Each portion of the first payment is divided by the annuity unit value (described below) for that division to determine the number of annuity units in each division represented by the payment. The number of such units will remain fixed during the annuity period, assuming the annuitant makes no transfers of annuity units to provide annuity units under another investment division or to provide a fixed income option.

  Subsequently, the variable income payment amount will be determined as of the 10th day prior to a payment due date. Each payment may vary from the prior one.

  Therefore, the dollar amount of variable income payments after the first will vary with the amount by which the investment performance is greater or less than 4% per annum and separate account expenses. For example, on an annual basis, if an investment division has a cumulative investment performance of 6% over a one year period, the first variable income plan payment in the next year will be approximately 0.75% greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the division. If such investment performance return is -1% over a one year period, the first variable income payment in the next year will be approximately 6.25% less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment performance of the applicable division.

  Each Contract provides that, when a fixed income option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less that the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the fixed income option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Contract, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

  The value of an annuity unit is calculated at the same time that the value of an accumulation unit is calculated and is based on the same change in investment performance in the Separate Account. (See "Determining the Value of Your Separate Account Investment" on page A-PPA-13, B-PPA-14, C-PPA-14 and FFA-21 in the Prospectus.) The calculation of an annuity unit value is discussed in the Prospectus under "How is an annuity unit value calculated?"

  The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable income payments:

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

  1. Annuity Unit value, beginning of period........................  $ 10.20000
  2. "Experience factor" for period.................................    1.023558
  3. Daily adjustment for 4% of Assumed Investment Rate.............   .99989255
  4. (2) X (3)......................................................    1.023448
  5. Annuity Unit value, end of period (1) X (4)....................  $ 10.43917

 ..........................................................

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

  1. Number of Accumulation Units as of Annuity Date...............     1,500.00
  2. Accumulation Unit value.......................................   $ 11.80000
  3. Accumulation Value of Contract (1) X (2)......................   $17,700.00
  4. First monthly income payment per $1,000 of Accumulation Value.   $     5.63
  5. First monthly income payment (3) X (4) / 1,000 ...............   $    99.65
     Annuity Unit Value (see Illustration of Calculation of Annuity
  6. Unit Value above as of Annuity Date)..........................   $ 10.80000
  7. Number of Annuity Units (5) / (6).............................      9.22685
        Assume Annuity Unit Value for the second month equal to (10
  8. days prior to payment)........................................   $ 10.97000
  9. Second monthly Annuity Payment (7) X (8)......................   $   101.22
 10. Assume Annuity Unit value for third month equal to............   $ 10.52684
 11. Next monthly Annuity Payment (7) X (10).......................   $    97.13

PERFORMANCE DATA

  The yield for the money market investment divisions was derived by taking the income generated by an investment in a money market division over the seven-day period and then "annualizing" it, by assuming that the same amount of income was generated each week over a 52 week period. Total income is shown as a percentage of the investment. The effective yield figure was obtained in the same manner as the yield quotation except that investment income was assumed to be reinvested over the 52 week period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation were excluded from the calculation of yield and effective yield. The yield quotation for other investment divisions is computed by taking the net investment income generated over the period per accumulation unit divided by the price per unit as of the last day of the period. This percentage is then compounded semiannually. Net investment income is defined, for purposes of this calculation, as dividends and interest earned during the period minus accrued expenses. Both the yield and effective yield figures reflect deductions for the contract charge (for the VestMet Contracts) and charges for mortality and expense risk and general administrative expenses. The yield and effective yield figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn or the amount withdrawn attributable to a purchase payment, which may result in a lower yield figure being experienced by the investor.

  Change in accumulation unit value and change in annuity unit value refer to the comparison between the value of an accumulation or annuity unit at the beginning of a specified period of time and the value of an accumulation or annuity unit at the end of the period. This number is then expressed as a percentage and may also be expressed as an annualized figure. While general administrative expenses and mortality and expense risk charges are reflected in change of accumulation or annuity unit value figures, early withdrawal and contract charges (for VestMet Contracts and most Income Annuities), if applicable, are not so reflected.

  Average annual total return assumes a steady rate of return based upon a comparison between the withdrawal value of the hypothetical $1,000 investment over a specified period of time compared to the initial $1,000 investment, expressed as a percentage. Early withdrawal charges, as applicable, and other recurring charges are reflected in average annual total return figures.

  Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Contacts and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Contracts and Income Annuities as a result of reduced Separate Account charges.

  Performance may also be calculated based upon historical performance of the underlying mutual funds, the Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth and Fidelity Funds, and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation or annuity unit data is used.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator" SM. Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "EqualizerSM." Under this strategy, once during a specified period (i.e.,

 ...............................................................
monthly, quarterly), a transfer is made from the Stock Index Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or the Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

 FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997--PREFERENCE PLUS CONTRACTS
                        (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    26.81%        20.70%
Income Division.....................................     8.49%         2.25%
Diversified Division................................    19.09%        12.93%
Aggressive Growth Division..........................     5.38%        -0.88%
Stock Index Division................................    30.54%        24.45%
International Stock Division........................    -3.56%        -9.88%
Calvert Social Balanced Division....................    18.63%        12.46%

 FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997--PREFERENCE PLUS CONTRACTS
                        (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90       117.15%       16.77%        16.51%
Income Division.........     7/2/90        37.83%        6.62%         6.22%
Diversified Division....     7/2/90        80.24%       12.50%        12.19%
Aggressive Growth Divi-
 sion...................     7/2/90        68.23%       10.96%        10.63%
Stock Index Division....     7/2/90       131.10%       18.23%        17.99%
International Stock Di-
 vision.................     7/1/91        41.13%        7.13%         6.73%
Calvert Social Balanced
 Division...............    9/17/90        72.32%       11.49%        11.17%

 FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997--PREFERENCE PLUS CONTRACTS (10%
                          FREE CORRIDOR VERSION)

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION
                                         ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                          -------------- ------------ ------------ --------------
Growth Division.........      7/2/90       171.00%       14.21%        14.21%
Income Division.........      7/2/90        78.90%        8.06%         8.06%
Diversified Division....      7/2/90       128.90%       11.67%        11.67%
Aggressive Growth Divi-
 sion...................      7/2/90       150.50%       13.02%        13.02%
Stock Index Division....      7/2/90       192.80%       15.39%        15.39%
International Stock Di-
 vision.................      7/1/91        32.80%        4.46%         4.35%
Calvert Social Balanced
 Division...............     9/17/90       121.60%       11.53%        11.53%
Janus Mid Cap Division..      3/3/97        26.90%        N/A          20.79%
Loomis Sayles High Yield
 Bond Division..........      3/3/97         5.10%        N/A          -1.16%
T. Rowe Price Small Cap
 Growth Division........      3/3/97        17.60%        N/A          11.42%
Scudder Global Equity
 Division...............      3/3/97         8.50%        N/A           2.26%

    FOR THE JANUARY 1, 1997 TO DECEMBER 31, 1997--PREFERENCE PLUS (20% FREE
                             CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    26.81%        21.59%
Income Division.....................................     8.49%         3.01%
Diversified Division................................    19.09%        13.76%
Aggressive Growth Division..........................     5.38%        -0.14%
Stock Index Division................................    30.54%        25.37%
International Stock Division........................    -3.56%        -9.21%
Calvert Social Balanced Division....................    18.63%        13.29%

 FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997--PREFERENCE PLUS (20% FREE
                             CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION     UNIT     AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90       117.15%       16.77%        16.58%
Income Division.........     7/2/90        37.83%        6.62%         6.29%
Diversified Division....     7/2/90        80.24%       12.50%        12.26%
Aggressive Growth Divi-
 sion...................     7/2/90        68.23%       10.96%        10.69%
Stock Index Division....     7/2/90       131.10%       18.23%        18.06%
International Stock Di-
 vision.................     7/1/91        41.13%        7.13%         6.80%
Calvert Social Balanced
 Division...............    9/17/90        72.32%       11.49%        11.24%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997--PREFERENCE PLUS (20% FREE
                             CORRIDOR VERSION)

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION
                                         ACCUMULATION     UNIT     AVERAGE ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                          -------------- ------------ ------------ --------------
Growth Division.........      7/2/90       171.00%       14.21%        14.21%
Income Division.........      7/2/90        78.90%        8.06%         8.06%
Diversified Division....      7/2/90       128.90%       11.67%        11.67%
Aggressive Growth Divi-
 sion...................      7/2/90       150.50%       13.02%        13.02%
Stock Index Division....      7/2/90       192.80%       15.39%        15.39%
International Stock Di-
 vision.................      7/1/91        32.80%        4.46%         4.37%
Calvert Social Balanced
 Division...............     9/17/90       121.60%       11.53%        11.53%
Janus Mid Cap Division..      3/3/97        26.90%          N/A        21.68%
Loomis Sayles High Yield
 Bond Division..........      3/3/97         5.10%          N/A        -0.43%
T. Rowe Price Small Cap
 Growth Division........      3/3/97        17.60%          N/A        12.25%
Scudder Global Equity
 Division...............      3/3/97         8.50%          N/A         3.02%

     YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1997--PREFERENCE PLUS
                                 CONTRACTS

      Growth Division....................................................  0.32%
      Income Division....................................................  5.99%
      Diversified Division...............................................  2.44%
      Aggressive Growth Division......................................... -1.06%
      Stock Index Division...............................................  0.18%
      International Stock Division....................................... -1.02%

 FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997--ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    27.15%        21.04%
Income Division.....................................     8.76%         2.52%
Diversified Division................................    19.42%        13.26%
Aggressive Growth Division..........................     5.67%        -0.59%
Stock Index Division................................    30.89%        24.81%
International Stock Division........................    -3.22%        -9.54%
Calvert Social Balanced Division....................    18.97%        12.80%

 FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997--ENHANCED PREFERENCE PLUS
                                 CONTRACTS
                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90       120.43%       17.12%        16.87%
Income Division.........     7/2/90        39.86%        6.94%         6.54%
Diversified Division....     7/2/90        82.84%       12.82%        12.52%
Aggressive Growth Divi-
 sion...................     7/2/90        70.80%       11.29%        10.97%
Stock Index Division....     7/2/90       134.49%       18.57%        18.34%
International Stock Di-
 vision.................     7/1/91        43.28%        7.45%         7.07%
Calvert Social Balanced
 Division...............     5/1/91        74.87%       11.82%        11.50%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997--ENHANCED PREFERENCE PLUS
                        CONTRACTS (WITH SALES LOAD)
                          (10% FREE CORRIDOR VERSION)

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION
                                         ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                          -------------- ------------ ------------ --------------
Growth Division.........      7/2/90       177.01%       14.54%        14.54%
Income Division.........      7/2/90        82.97%        8.38%         8.38%
Diversified Division....      7/2/90       134.10%       12.00%        12.00%
Aggressive Growth Divi-
 sion...................      7/2/90       156.03%       13.35%        13.35%
Stock Index Division....      7/2/90       199.54%       15.74%        15.74%
International Stock Di-
 vision.................      7/1/91        35.40%        4.77%         4.66%
Calvert Social Balanced
 Division...............      5/1/91       103.20%       11.21%        11.14%
Janus Mid Cap Division..      3/3/97        27.20%          N/A        21.09%
Loomis Sayles High Yield
 Bond Division..........      3/3/97         5.30%          N/A        -0.96%
T. Rowe Price Small Cap
 Growth Division........      3/3/97        17.90%          N/A        11.73%
Scudder Global Equity
 Division...............      3/3/97         8.80%          N/A         2.56%

           FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997--
    ENHANCED PREFERENCE PLUS CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR
                                    VERSION)

                      CHANGE IN
                     ACCUMULATION AVERAGE ANNUAL
                      UNIT VALUE   TOTAL RETURN
                     ------------ --------------
Growth Division.....    27.15%        21.93%
Income Division.....     8.76%         3.28%
Diversified Divi-
 sion...............    19.42%        14.10%
Aggressive Growth
 Division...........     5.67%         0.15%
Stock Index Divi-
 sion...............    30.89%        25.72%
International Stock
 Division...........    -3.22%        -8.86%
Calvert Social Bal-
 anced Division.....    18.97%        13.64%
Calvert Social Mid
 Cap Growth Divi-
 sion...............    22.43%        17.14%
Fidelity Equity-In-
 come Division......    26.93%        21.70%
Fidelity Growth Di-
 vision.............    22.34%        17.05%
Fidelity Overseas
 Division...........    10.51%         5.06%
Fidelity Investment
 Grade Bond Divi-
 sion...............     8.02%         2.53%
Fidelity Asset Man-
 ager Division......    19.52%        14.19%

           FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997--
    ENHANCED PREFERENCE PLUS CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR
                                    VERSION)

                                                     CHANGE IN
                                        CHANGE IN   ACCUMULATION
                                       ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                        UNIT VALUE   ANNUALIZED   TOTAL RETURN
                                       ------------ ------------ --------------
Growth Division.......................   120.43%       17.12%        16.94%
Income Division.......................    39.86%        6.94%         6.60%
Diversified Division..................    82.84%       12.82%        12.58%
Aggressive Growth Division............    70.80%       11.29%        11.04%
Stock Index Division..................   134.49%       18.57%        18.41%
International Stock Division..........    43.28%        7.45%         7.13%
Calvert Social Balanced Division......    74.87%       11.82%        11.57%
Calvert Social Mid Cap Growth Divi-
 sion.................................    71.07%       11.33%        11.07%
Fidelity Equity-Income Division.......   137.33%       18.86%        18.70%
Fidelity Growth Division..............   118.17%       16.87%        16.69%
Fidelity Overseas Division............    84.53%       13.03%        12.79%
Fidelity Investment Grade Bond Divi-
 sion.................................    34.42%        6.09%         5.74%
Fidelity Asset Manager Division.......    75.38%       11.88%        11.63%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997-- ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)

                                                     CHANGE IN
                                        CHANGE IN   ACCUMULATION
                             INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                               DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                             --------- ------------ ------------ --------------
Growth Division.............  7/2/90      177.01%      14.54%        14.54%
Income Division.............  7/2/90       82.97%       8.38%         8.38%
Diversified Division........  7/2/90      134.10%      12.00%        12.00%
Aggressive Growth Division..  7/2/90      156.03%      13.35%        13.35%
Stock Index Division........  7/2/90      199.54%      15.74%        15.74%
International Stock
 Division...................  7/1/91       35.40%       4.77%         4.68%
Janus Mid Cap Division......  3/3/97       27.20%        N/A         21.98%
Loomis Sayles High Yield
 Bond Division..............  3/3/97        5.30%        N/A         -0.23%
T. Rowe Price Small Cap
 Growth Division............  3/3/97       17.90%        N/A         12.55%
Scudder Global Equity
 Division...................  3/3/97        8.80%        N/A          3.32%
Calvert Social Balanced
 Division...................  5/1/91      103.20%      11.21%        11.16%
Calvert Social Mid Cap
 Growth Division............  5/1/92       90.20%      12.00%        11.88%
Fidelity Equity-Income
 Division...................  5/1/92      158.71%      18.25%        18.17%
Fidelity Growth Division....  5/1/92      142.75%      16.93%        16.84%
Fidelity Overseas Division..  5/1/92       58.80%       8.50%         8.33%
Fidelity Investment Grade
 Bond Division..............  5/1/92       42.39%       6.43%         6.24%
Fidelity Asset Manager
 Division...................  5/1/92       86.46%      11.61%        11.48%

  FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997-- ENHANCED NON-QUALIFIED
                 PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    27.15%        27.15%
Income Division.....................................     8.76%         8.76%
Diversified Division................................    19.42%        19.42%
Aggressive Growth Division..........................     5.67%         5.67%
Stock Index Division................................    30.89%        30.89%
International Stock Division........................    -3.22%        -3.22%
Calvert Social Balanced Division....................    18.97%        18.97%
Calvert Social Mid Cap Growth Division..............    22.43%        22.43%
Fidelity Equity-Income Division.....................    26.93%        26.93%
Fidelity Growth Division............................    22.34%        22.34%
Fidelity Overseas Division..........................    10.51%        10.51%
Fidelity Investment Grade Bond Division.............     8.02%         8.02%
Fidelity Asset Manager Division.....................    19.52%        19.52%

         FOR THE PERIOD JANUARY 1, 1993 THROUGH DECEMBER 31, 1997
        ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION   AVERAGE
                                         ACCUMULATION  UNIT VALUE     ANNUAL
                                          UNIT VALUE   ANNUALIZED  TOTAL RETURN
                                         ------------ ------------ ------------
Growth Division.....................        120.43%      17.12%       17.12%
Income Division.....................         39.86%       6.94%        6.94%
Diversified Division................         82.84%      12.82%       12.82%
Aggressive Growth Division..........         70.80%      11.29%       11.29%
Stock Index Division................        134.49%      18.57%       18.57%
International Stock Division........         43.28%       7.45%        7.45%
Calvert Social Balanced Division....         74.87%      11.82%       11.82%
Calvert Social Mid Cap Division.....         71.07%      11.33%       11.33%
Fidelity Equity-Income Division.....        137.33%      18.86%       18.86%
Fidelity Growth Division............        118.17%      16.87%       16.87%
Fidelity Overseas Division..........         84.53%      13.03%       13.03%
Fidelity Investment Grade Bond
 Division...........................         34.42%       6.09%        6.09%
Fidelity Asset Manager Division.....         75.38%      11.88%       11.88%

     FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997-- ENHANCED NON-QUALIFIED
                 PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                                     CHANGE IN
                                        CHANGE IN   ACCUMULATION
                             INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                               DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                             --------- ------------ ------------ --------------
Growth Division.............  5/1/91     177.01%       14.54%        14.54%
Income Division.............  5/1/91      82.97%        8.38%         8.38%
Diversified Division........  5/1/91     134.10%       12.00%        12.00%
Aggressive Growth Division..  5/1/91     156.03%       13.35%        13.35%
Stock Index Division........  5/1/91     199.54%       15.74%        15.74%
International Stock
 Division...................  7/1/91      35.40%        4.77%         4.77%
Janus Mid Cap Division......  3/3/97      27.20%        N/A          27.20%
Loomis Sayles High Yield
 Bond Division..............  3/3/97       5.30%        N/A           5.30%
T. Rowe Price Small Cap
 Growth Division............  3/3/97      17.90%        N/A          17.90%
Scudder Global Equity
 Division...................  3/3/97       8.80%        N/A           8.80%
Calvert Social Balanced
 Division...................  5/1/91     103.20%       11.21%        11.21%
Calvert Social Mid Cap
 Growth Division............  5/1/92      90.20%       12.00%        12.00%
Fidelity Equity-Income
 Division...................  5/1/92     158.71%       18.25%        18.25%
Fidelity Growth Division....  5/1/92     142.75%       16.93%        16.93%
Fidelity Overseas Division..  5/1/92      58.80%        8.50%         8.50%
Fidelity Investment Grade
 Bond Division..............  5/1/92      42.39%        6.43%         6.43%
Fidelity Asset Manager
 Division...................  5/1/92      86.46%       11.61%        11.61%

          YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1997--
                       ENHANCED PREFERENCE PLUS CONTRACTS

      Growth Division....................................................  0.62%
      Income Division....................................................  6.31%
      Diversified Division...............................................  2.74%
      Aggressive Growth Division......................................... -0.77%
      Stock Index Division...............................................  0.48%
      International Stock Division....................................... -0.71%

FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997-- FINANCIAL FREEDOM ACCOUNT
                                 CONTRACTS

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    27.15%        27.15%
Income Division.....................................     8.76%         8.76%
Diversified Division................................    19.42%        19.42%
Aggressive Growth Division..........................     5.67%         5.67%
International Stock Division........................    -3.22%        -3.22%
Stock Index Division................................    30.88%        30.88%
Calvert Social Balanced Division....................    18.94%        18.94%
Calvert Social Mid Cap Growth Division..............    22.43%        22.43%
Fidelity Equity-Income Division.....................    26.93%        26.93%
Fidelity Growth Division............................    22.34%        22.34%
Fidelity Overseas Division..........................    10.51%        10.51%
Fidelity Investment Grade Bond Division.............     8.02%         8.02%
Fidelity Asset Manager Division.....................    19.52%        19.52%

FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997-- FINANCIAL FREEDOM ACCOUNT
                                 CONTRACTS

                                                     CHANGE IN
                                        CHANGE IN   ACCUMULATION
                                       ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                        UNIT VALUE   ANNUALIZED   TOTAL RETURN
                                       ------------ ------------ --------------
Stock Index Division..................   134.52%       18.58%        18.58%
Calvert Social Balanced Division......    74.98%       11.83%        11.83%
Calvert Social Mid Cap Growth
 Division.............................    71.07%       11.33%        11.33%
Fidelity Equity-Income Division.......   137.33%       18.86%        18.86%
Fidelity Growth Division..............   118.17%       16.87%        16.87%
Fidelity Overseas Division............    84.53%       13.03%        13.03%
Fidelity Investment Grade Bond
 Division.............................    34.42%        6.09%         6.09%
Fidelity Asset Manager Division.......    75.38%       11.88%        11.88%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997--FINANCIAL FREEDOM ACCOUNT
                                 CONTRACTS

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION
                                         ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                          -------------- ------------ ------------ --------------
Growth Division.........      5/1/96        43.54%       24.19%        24.19%
Income Division.........      5/1/96        14.78%        8.61%         8.61%
Diversified Division....      5/1/96        31.24%       17.69%        17.69%
Aggressive Growth
 Division...............      5/1/96         0.82%        0.49%         0.49%
International Stock
 Division...............      5/1/96        -7.26%       -4.42%        -4.42%
Stock Index Division....      7/1/91       177.20%       16.96%        16.96%
Janus Mid Cap Division..      3/3/97        27.20%          N/A        27.20%
Loomis Sayles High Yield
 Division...............      3/3/97         5.30%          N/A         5.30%
T. Rowe Price Small Cap
 Growth Division........      3/3/97        17.90%          N/A        17.90%
Scudder Global Equity
 Division...............      3/3/97         8.80%          N/A         8.80%
Calvert Social Balanced
 Division...............      7/1/91       103.50%       11.54%        11.54%
Calvert Social Mid Cap
 Growth Division........      7/1/91       105.80%       11.73%        11.73%
Fidelity Equity-Income
 Division...............      7/1/91       204.50%       18.66%        18.66%
Fidelity Growth
 Division...............      7/1/91       193.00%       17.96%        17.96%
Fidelity Overseas
 Division...............      7/1/91        77.70%        9.24%         9.24%
Fidelity Investment
 Grade Bond Division....      7/1/91        56.20%        7.09%         7.09%
Fidelity Asset Manager
 Division...............      7/1/91       109.40%       12.03%        12.03%

     MONEY MARKET DIVISIONS--SEVEN DAY PERIOD ENDING DECEMBER 31, 1997

                                                                     EFFECTIVE
                                                          YIELD        YIELD
                                                       ------------ ------------
VestMet Contracts.....................................     3.76%        3.83%
Enhanced VestMet Contracts............................     4.29%        4.38%
Financial Freedom Account Contracts...................     3.33%        3.38%

     FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997--VESTMET CONTRACTS

                                                        CHANGE IN     AVERAGE
                                                       ACCUMULATION    ANNUAL
                                                        UNIT VALUE  TOTAL RETURN
                                                       ------------ ------------
Growth Division.......................................    26.49%       18.56%
Income Division.......................................     8.22%        1.65%
Diversified Division..................................    18.83%       11.31%
Aggressive Growth Division............................     5.10%        1.26%
Stock Index Division..................................    30.20%       22.47%

  FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997--VESTMET CONTRACTS

                                                        CHANGE IN
                                           CHANGE IN   ACCUMULATION   AVERAGE
                                          ACCUMULATION  UNIT VALUE     ANNUAL
                                           UNIT VALUE   ANNUALIZED  TOTAL RETURN
                                          ------------ ------------ ------------
Growth Division..........................   114.51%       16.49%       15.27%
Income Division..........................    36.20%        6.37%        5.42%
Diversified Division.....................    77.98%       12.22%       10.97%
Aggressive Growth Division...............    66.19%       10.69%       9.78%
Stock Index Division.....................   128.18%       17.94%       17.07%

     FOR THE PERIOD JANUARY 1, 1988 TO DECEMBER 31, 1997--VESTMET CONTRACTS

                                                        CHANGE IN
                                           CHANGE IN   ACCUMULATION   AVERAGE
                                          ACCUMULATION  UNIT VALUE     ANNUAL
                                           UNIT VALUE   ANNUALIZED  TOTAL RETURN
                                          ------------ ------------ ------------
Growth Division..........................   309.47%       15.14%       14.87%
Income Division..........................   116.14%        8.01%        7.85%
Diversified Division.....................   200.57%       11.63%       11.21%

     FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997--VESTMET CONTRACTS

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION   AVERAGE
                                         ACCUMULATION  UNIT VALUE     ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED  TOTAL RETURN
                          -------------- ------------ ------------ ------------
Aggressive Growth
 Division................    5/18/88       260.80%       14.26%       14.20%
Stock Index Division.....    5/ 1/90       211.70%       15.97%       15.95%

 YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1997--VESTMET CONTRACTS

      Growth Division...................................................  0.06%
      Income Division...................................................  5.72%
      Diversified Division..............................................  2.16%
      Aggressive Growth Division........................................ -1.33%
      Stock Index Division.............................................. -0.08%

     FOR THE PERIOD JANUARY 1, 1997 TO DECEMBER 31, 1997-- ENHANCED VESTMET
                                 CONTRACTS

                                                        CHANGE IN     AVERAGE
                                                       ACCUMULATION    ANNUAL
                                                        UNIT VALUE  TOTAL RETURN
                                                       ------------ ------------
Growth Division.......................................    27.15%       26.74%
Income Division.......................................     8.76%        8.53%
Diversified Division..................................    19.42%       19.02%
Aggressive Growth Division............................     5.67%        5.47%
Stock Index Division..................................    30.89%       30.80%

     FOR THE PERIOD JANUARY 1, 1993 TO DECEMBER 31, 1997-- ENHANCED VESTMET
                                 CONTRACTS

                                        CHANGE IN      CHANGE IN      AVERAGE
                                       ACCUMULATION  ACCUMULATION      ANNUAL
                                        UNIT VALUE  UNIT ANNUALIZED TOTAL RETURN
                                       ------------ --------------- ------------
Growth Division.......................   120.43%        17.13%         16.79%
Income Division.......................    39.86%         6.94%          6.73%
Diversified Division..................    82.84%        12.83%         12.51%
Aggressive Growth Division............    70.80%        11.30%         11.14%
Stock Index Division .................   134.49%        18.58%         18.53%

     FOR THE PERIOD JANUARY 1, 1988 TO DECEMBER 31, 1997-- ENHANCED VESTMET
                                 CONTRACTS

                                                        CHANGE IN
                                           CHANGE IN   ACCUMULATION   AVERAGE
                                          ACCUMULATION  UNIT VALUE     ANNUAL
                           INCEPTION DATE  UNIT VALUE   ANNUALIZED  TOTAL RETURN
                           -------------- ------------ ------------ ------------
Growth Division...........    5/11/87       332.59%       15.77%       15.56%
Income Division...........    5/11/87       128.20%        8.60%        8.43%
Diversified Division......    5/11/87       217.60%       12.25%       12.02%

FOR THE PERIOD INCEPTION TO DECEMBER 31, 1997-- ENHANCED VESTMET CONTRACTS

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION   AVERAGE
                                         ACCUMULATION  UNIT VALUE     ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED  TOTAL RETURN
                          -------------- ------------ ------------ ------------
Aggressive Growth
 Division................    5/18/88       280.20%       14.88%       14.80%
Stock Index Division.....     5/1/90       225.00%       16.60%       16.57%

    YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1997-- ENHANCED VESTMET
                                 CONTRACTS

      Growth Division....................................................  0.62%
      Income Division....................................................  6.30%
      Diversified Division...............................................  2.73%
      Aggressive Growth Division......................................... -0.78%
      Stock Index Division...............................................  0.47%

                       INDEPENDENT AUDITORS' REPORT

The Contractholders of

Metropolitan Life Separate Account E:

We have audited the accompanying statements of assets and liabilities of the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index, International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Variable B, Variable C, Variable D, Fidelity Money Market, Fidelity Equity-Income, Fidelity Growth, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, Calvert Responsibly Invested Balanced and Calvert Responsibly Invested Capital Accumulation Divisions of Metropolitan Life Separate Account E (the "Separate Account") as of December 31, 1997 and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the net assets of the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index, International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Variable B, Variable C, Variable D, Fidelity Money Market, Fidelity Equity-Income, Fidelity Growth, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, Calvert Responsibly Invested Balanced and Calvert Responsibly Invested Capital Accumulation Divisions of Metropolitan Life Separate Account E at December 31, 1997 and the results of their operations for the year then ended and the changes in their net assets for the years ended December 31, 1997 and 1996 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Denver, Colorado

March 6, 1998

                           (INTENTIONALLY LEFT BLANK)

                           (INTENTIONALLY LEFT BLANK)

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                         MONEY
                              GROWTH        INCOME      MARKET     DIVERSIFIED
                             DIVISION      DIVISION    DIVISION      DIVISION
                          -------------- ------------ ----------- --------------
ASSETS:
INVESTMENTS IN
 METROPOLITAN SERIES
 FUND, INC. AT VALUE
 (NOTE 1A):
State Street Research
 Growth Portfolio
 (62,058,566 Shares;
 cost $1,683,222,783)...  $1,896,873,216          --          --             --
State Street Research
 Income Portfolio
 (27,630,350 Shares;
 cost $350,718,397).....             --  $349,800,237         --             --
State Street Research
 Money Market Portfolio
 (1,460,733 Shares; cost
 $15,541,278)...........             --           --  $15,161,239            --
State Street Research
 Diversified Portfolio
 (99,032,409 Shares;
 cost $1,543,930,177)...             --           --          --  $1,681,570,311
State Street Research
 Aggressive Growth
 Portfolio (43,790,354
 Shares; cost
 $1,081,851,669)........             --           --          --             --
MetLife Stock Index
 Portfolio (65,152,197
 Shares; cost
 $1,266,475,267)........             --           --          --             --
State Street Research
 International Stock
 Portfolio (19,531,768
 Shares; cost
 $247,055,313)..........             --           --          --             --
Loomis Sayles High Yield
 Bond Portfolio
 (2,536,730 Shares; cost
 $27,107,206)...........             --           --          --             --
Janus Mid Cap Portfolio
 (7,644,528 Shares; cost
 $89,447,130)...........             --           --          --             --
T. Rowe Price Small Cap
 Growth Portfolio
 (7,337,437 Shares; cost
 $86,432,663)...........             --           --          --             --
Scudder Global Equity
 Portfolio (5,062,412
 Shares; cost
 $54,831,199)...........             --           --          --             --
INVESTMENTS IN FIDELITY
 VARIABLE INSURANCE
 PRODUCTS FUNDS AT VALUE
 (NOTE 1A):
Money Market Portfolio
 (966,486 Shares; cost
 $966,486)..............             --           --          --             --
Equity-Income Portfolio
 (4,355,672 Shares; cost
 $83,199,097)...........             --           --          --             --
Growth Portfolio
 (2,872,991 Shares; cost
 $80,366,998)...........             --           --          --             --
Overseas Portfolio
 (1,090,386 Shares; cost
 $19,274,185)...........             --           --          --             --
Investment Grade Bond
 Portfolio (507,731
 Shares; cost
 $6,059,612)............             --           --          --             --
Asset Manager Portfolio
 (2,695,446 Shares; cost
 $40,638,721)...........             --           --          --             --
INVESTMENTS IN ACACIA
 CAPITAL CORP. AT VALUE
 (NOTE 1A):
Calvert Responsibly
 Invested Balanced
 Portfolio (17,234,766
 Shares; cost
 $29,490,195)...........             --           --          --             --
Calvert Responsibly
 Invested Capital
 Accumulation Portfolio
 (157,137 Shares; cost
 $3,713,250)............             --           --          --             --
                          -------------- ------------ ----------- --------------
   Total investments....   1,896,873,216  349,800,237  15,161,239  1,681,570,311
Cash....................               0            0           0              0
                          -------------- ------------ ----------- --------------
   Total assets.........   1,896,873,216  349,800,237  15,161,239  1,681,570,311
LIABILITIES.............               0            0           0              0
                          -------------- ------------ ----------- --------------
NET ASSETS..............  $1,896,873,216 $349,800,237 $15,161,239 $1,681,570,311
                          ============== ============ =========== ==============

                       See Notes to Financial Statements.

                                                                             LOOMIS SAYLES
 VARIABLE     VARIABLE  VARIABLE   AGGRESSIVE       STOCK      INTERNATIONAL  HIGH YIELD
     B           C         D         GROWTH         INDEX          STOCK         BOND
 DIVISION     DIVISION  DIVISION    DIVISION       DIVISION      DIVISION      DIVISION
 --------    ---------- -------- -------------- -------------- ------------- -------------
$80,651,141  $3,357,812 $27,260             --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --   $1,209,051,660            --           --            --
        --          --      --              --  $1,875,080,239          --            --
        --          --      --              --             --  $227,935,733           --
        --          --      --              --             --           --    $25,722,444
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
        --          --      --              --             --           --            --
-----------  ---------- -------  -------------- -------------- ------------   -----------
 80,651,141   3,357,812  27,260   1,209,051,660  1,875,080,239  227,935,733    25,722,444
          0           0       0               0              0            0             0
-----------  ---------- -------  -------------- -------------- ------------   -----------
 80,651,141   3,357,812  27,260   1,209,051,660  1,875,080,239  227,935,733    25,722,444
          0           0       0               0              0            0             0
-----------  ---------- -------  -------------- -------------- ------------   -----------
$80,651,141  $3,357,812 $27,260  $1,209,051,660 $1,875,080,239 $227,935,733   $25,722,444
===========  ========== =======  ============== ============== ============   ===========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                       T. ROWE PRICE
                              JANUS      SMALL CAP      SCUDDER      FIDELITY
                             MID CAP      GROWTH     GLOBAL EQUITY MONEY MARKET
                            DIVISION     DIVISION      DIVISION      DIVISION
                           ----------- ------------- ------------- ------------
ASSETS:
INVESTMENTS IN
 METROPOLITAN SERIES
 FUND, INC. AT VALUE
 (NOTE 1A):
State Street Research
 Growth Portfolio
 (62,058,566 Shares; cost
 $1,683,222,783).........          --           --            --          --
State Street Research
 Growth Income Portfolio
 (27,630,350 Shares; cost
 $350,718,397)...........          --           --            --          --
State Street Research
 Growth Money Market
 Portfolio (1,460,733
 Shares; cost
 $15,541,278)............          --           --            --          --
State Street Research
 Growth Diversified
 Portfolio (99,032,409
 Shares; cost
 $1,543,930,177).........          --           --            --          --
State Street Research
 Growth Aggressive Growth
 Portfolio (43,790,354
 Shares; cost
 $1,081,851,669).........          --           --            --          --
MetLife Stock Index
 Portfolio (65,152,197
 Shares; cost
 $1,266,475,267).........          --           --            --          --
State Street Research
 International Stock
 Portfolio (19,531,768
 Shares; cost
 $247,055,313)...........          --           --            --          --
Loomis Sayles High Yield
 Bond Portfolio
 (2,536,730 Shares; cost
 $27,107,206)............          --           --            --          --
Janus Mid Cap Portfolio
 (7,644,528 Shares; cost
 $89,447,130)............  $97,620,625          --            --          --
T. Rowe Price Small Cap
 Growth Portfolio
 (7,337,437 Shares; cost
 $86,432,663)............          --   $87,168,750           --          --
Scudder Global Equity
 Portfolio (5,062,412
 Shares; cost
 $54,831,199)............          --           --    $54,927,167         --
INVESTMENTS IN FIDELITY
 VARIABLE INSURANCE
 PRODUCTS FUNDS AT VALUE
 (NOTE 1A):
Money Market Portfolio
 (966,486 Shares; cost
 $966,486)...............          --           --            --     $966,486
Equity-Income Portfolio
 (4,355,672 Shares; cost
 $83,199,097)............          --           --            --          --
Growth Portfolio
 (2,872,991 Shares; cost
 $80,366,998)............          --           --            --          --
Overseas Portfolio
 (1,090,386 Shares; cost
 $19,274,185)............          --           --            --          --
Investment Grade Bond
 Portfolio (507,731
 Shares; cost
 $6,059,612).............          --           --            --          --
Asset Manager Portfolio
 (2,695,446 Shares; cost
 $40,638,721)............          --           --            --          --
INVESTMENTS IN ACACIA
 CAPITAL CORP. AT VALUE
 (NOTE 1A):
Calvert Responsibly
 Invested Balanced
 Portfolio (17,234,766
 Shares; cost
 $29,490,195)............          --           --            --          --
Calvert Responsibly
 Invested Capital
 Accumulation Portfolio
 (157,137 Shares; cost
 $3,713,250).............          --           --            --          --
                           -----------  -----------   -----------    --------
   Total investments.....   97,620,625   87,168,750    54,927,167     966,486
Cash.....................            0            0             0           0
                           -----------  -----------   -----------    --------
   Total assets..........   97,620,625   87,168,750    54,927,167     966,486
LIABILITIES..............            0            0             0           0
                           -----------  -----------   -----------    --------
NET ASSETS...............  $97,620,625  $87,168,750   $54,927,167    $966,486
                           ===========  ===========   ===========    ========

                       See Notes to Financial Statements.

                                                                        CALVERT       CALVERT
  FIDELITY                                                            RESPONSIBLY   RESPONSIBLY
  EQUITY-       FIDELITY    FIDELITY       FIDELITY       FIDELITY     INVESTED   INVESTED CAPITAL
   INCOME        GROWTH     OVERSEAS   INVESTMENT GRADE ASSET MANAGER  BALANCED     ACCUMULATION
  DIVISION      DIVISION    DIVISION    BOND DIVISION     DIVISION     DIVISION       DIVISION
  --------    ------------ ----------- ---------------- ------------- ----------- ----------------
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
         --            --          --            --              --           --            --
$105,755,717           --          --            --              --           --            --
         --   $106,587,963         --            --              --           --            --
         --            --  $20,935,415           --              --           --            --
         --            --          --     $6,377,104             --           --            --
         --            --          --            --      $48,544,991          --            --
         --            --          --            --              --   $34,159,306           --
         --            --          --            --              --           --     $4,187,693
------------  ------------ -----------    ----------     -----------  -----------    ----------
 105,755,717   106,587,963  20,935,415     6,377,104      48,544,991   34,159,306     4,187,693
           0             0           0             0               0        2,974             0
------------  ------------ -----------    ----------     -----------  -----------    ----------
 105,755,717   106,587,963  20,935,415     6,377,104      48,544,991   34,162,280     4,187,693
           0             0           0             0               0            0             0
------------  ------------ -----------    ----------     -----------  -----------    ----------
$105,755,717  $106,587,963 $20,935,415    $6,377,104     $48,544,991  $34,162,280    $4,187,693
============  ============ ===========    ==========     ===========  ===========    ==========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                            STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                           MONEY
                                   GROWTH      INCOME      MARKET   DIVERSIFIED
                                  DIVISION    DIVISION    DIVISION    DIVISION
                                ------------ -----------  --------  ------------
INVESTMENT INCOME
Income:
 Dividends (Note 2)...........  $333,055,350 $23,547,792  $830,238  $253,057,485
 Expenses (Note 3)............    20,619,219   4,185,224   259,432    18,574,713
                                ------------ -----------  --------  ------------
Net investment income (loss)..   312,436,131  19,362,568   570,806   234,482,772
                                ------------ -----------  --------  ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from
 security transactions........     6,497,968    (126,809)  (61,502)    1,893,876
Change in net unrealized
 appreciation (depreciation)
 of investments for the
 period.......................    48,676,440   7,592,639   113,994    11,070,885
                                ------------ -----------  --------  ------------
Net realized and unrealized
 gain (loss) on investments
 (Note 1B)....................    55,174,408   7,465,830    52,492    12,964,761
                                ------------ -----------  --------  ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS...................  $367,610,539 $26,828,398  $623,298  $247,447,533
                                ============ ===========  ========  ============

                       See Notes To Financial Statements.

                                                                      LOOMIS SAYLES
 VARIABLE    VARIABLE VARIABLE AGGRESSIVE     STOCK     INTERNATIONAL  HIGH YIELD
     B          C        D       GROWTH       INDEX         STOCK         BOND
 DIVISION    DIVISION DIVISION  DIVISION     DIVISION     DIVISION      DIVISION
 --------    -------- -------- ----------- ------------ ------------- -------------
$14,793,283  $611,102  $4,904  $48,816,878 $ 37,204,368          --    $ 1,146,660
    749,244         1     --    14,731,347   18,242,225  $ 3,164,216       126,854
-----------  --------  ------  ----------- ------------  -----------   -----------
 14,044,039   611,101   4,904   34,085,531   18,962,143   (3,164,216)    1,019,806
-----------  --------  ------  ----------- ------------  -----------   -----------
  3,829,803   137,612     --    15,321,830    8,877,389   (2,561,487)      184,410
    534,415    36,345   1,175   13,987,705  342,650,486   (1,434,374)   (1,384,762)
-----------  --------  ------  ----------- ------------  -----------   -----------
  4,364,218   173,957   1,175   29,309,535  351,527,875   (3,995,861)   (1,200,352)
-----------  --------  ------  ----------- ------------  -----------   -----------
$18,408,257  $785,058  $6,079  $63,395,066 $370,490,018  $(7,160,077)  $  (180,546)
===========  ========  ======  =========== ============  ===========   ===========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                            STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                            T. ROWE PRICE               FIDELITY
                                   JANUS      SMALL CAP      SCUDDER     MONEY
                                  MID CAP      GROWTH     GLOBAL EQUITY  MARKET
                                  DIVISION    DIVISION      DIVISION    DIVISION
                                 ---------- ------------- ------------- --------
INVESTMENT INCOME
Income:
 Dividends (Note 2)............  $  383,165  $    9,439    $  568,789   $66,406
 Expenses (Note 3).............     381,056     362,896       283,126    14,720
                                 ----------  ----------    ----------   -------
Net investment income (loss)...       2,109    (353,457)      285,663    51,686
                                 ----------  ----------    ----------   -------
NET REALIZED AND UNREALIZED
 GAIN
 ON INVESTMENTS:
Net realized gain from security
 transactions..................      57,975   2,457,885       719,374       --
Change in net unrealized
 appreciation of investments
 for the period................   8,173,495     736,087        95,969       --
                                 ----------  ----------    ----------   -------
Net realized and unrealized
 gain on investments (Note 1B).   8,231,470   3,193,972       815,343       --
                                 ----------  ----------    ----------   -------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS....................  $8,233,579  $2,840,515    $1,101,006   $51,686
                                 ==========  ==========    ==========   =======

                       See Notes To Financial Statements.

                                                            CALVERT       CALVERT
 FIDELITY                            FIDELITY   FIDELITY  RESPONSIBLY   RESPONSIBLY
  EQUITY-     FIDELITY    FIDELITY  INVESTMENT   ASSET     INVESTED   INVESTED CAPITAL
  INCOME       GROWTH     OVERSEAS  GRADE BOND  MANAGER    BALANCED     ACCUMULATION
 DIVISION     DIVISION    DIVISION   DIVISION   DIVISION   DIVISION       DIVISION
 --------     --------    --------  ----------  --------  ----------- ----------------
$ 6,654,894  $ 2,679,556 $1,172,764  $276,728  $4,432,298 $2,374,429      $433,099
    774,832      831,726    170,579    49,206     375,634    338,753        32,770
-----------  ----------- ----------  --------  ---------- ----------      --------
  5,880,062    1,847,830  1,002,185   227,522   4,056,664  2,035,676       400,329
-----------  ----------- ----------  --------  ---------- ----------      --------
    902,758      944,696    216,812     3,852     347,820    151,820       100,397
 12,283,740   14,542,481    257,625   189,479   3,041,696  2,646,711       209,797
-----------  ----------- ----------  --------  ---------- ----------      --------
 13,186,498   15,487,177    474,437   193,331   3,389,516  2,798,531       310,194
-----------  ----------- ----------  --------  ---------- ----------      --------
$19,066,560  $17,335,007 $1,476,622  $420,853  $7,446,180 $4,834,207      $710,523
===========  =========== ==========  ========  ========== ==========      ========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                               GROWTH DIVISION               INCOME DIVISION
                        ------------------------------  --------------------------
                         FOR THE YEAR    FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                            ENDED           ENDED          ENDED         ENDED
                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                             1997            1996           1997          1996
                        --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment income. $  312,436,131  $  106,193,806  $ 19,362,568  $ 16,879,997
 Net realized gain
  (loss) from security
  transactions.........      6,497,968       4,171,722      (126,809)     (415,755)
 Change in net
  unrealized
  appreciation
  (depreciation) of
  investments..........     48,676,440      86,004,634     7,592,639    (8,798,638)
                        --------------  --------------  ------------  ------------
 Net increase in net
  assets resulting from
  operations...........    367,610,539     196,370,162    26,828,398     7,665,604
                        --------------  --------------  ------------  ------------
From capital
 transactions:
 Purchases.............    249,917,031     207,046,963    39,798,504    51,586,091
 Redemptions...........    (77,812,386)    (47,250,025)  (24,359,461)  (21,951,226)
                        --------------  --------------  ------------  ------------
  Total net purchase
   payments
   (redemptions).......    172,104,645     159,796,938    15,439,043    29,634,865
 Net portfolio
  transfers............     95,147,417      67,651,148   (24,010,205)  (11,090,781)
 Net other transfers...       (546,518)         (9,196)     (143,664)      (52,498)
                        --------------  --------------  ------------  ------------
 Net increase
  (decrease) in net
  assets resulting from
  capital transactions.    266,705,544     227,438,890    (8,714,826)   18,491,586
                        --------------  --------------  ------------  ------------
NET CHANGE IN NET
 ASSETS................    634,316,083     423,809,052    18,113,572    26,157,190
NET ASSETS--BEGINNING
 OF PERIOD.............  1,262,557,133     838,748,081   331,686,665   305,529,475
                        --------------  --------------  ------------  ------------
NET ASSETS--END OF
 PERIOD................ $1,896,873,216  $1,262,557,133  $349,800,237  $331,686,665
                        ==============  ==============  ============  ============

                       See Notes To Financial Statements.

   MONEY MARKET DIVISION          DIVERSIFIED DIVISION           VARIABLE B DIVISION
 ---------------------------- ------------------------------  --------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
    ENDED          ENDED          ENDED           ENDED          ENDED         ENDED
 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
     1997           1996           1997            1996           1997          1996
 ------------   ------------  --------------  --------------  ------------  ------------
 $   570,806    $   584,365   $  234,482,772  $   93,007,852  $14,044,039   $ 5,997,054
     (61,502)        68,719        1,893,876       3,492,578    3,829,803     3,203,484
     113,994          3,951       11,070,885      36,249,671      534,415     3,491,182
 -----------    -----------   --------------  --------------  -----------   -----------
     623,298        657,035      247,447,533     132,750,101   18,408,257    12,691,720
 -----------    -----------   --------------  --------------  -----------   -----------
     397,750        570,312      238,990,700     194,398,278      326,373       328,479
  (6,154,143)    (3,423,459)     (81,574,039)    (59,132,388)  (7,677,640)   (6,037,182)
 -----------    -----------   --------------  --------------  -----------   -----------
  (5,756,393)    (2,853,147)     157,416,661     135,265,890   (7,351,267)   (5,708,703)
   2,578,299     (1,245,903)      58,667,151      22,510,031        1,983          (309)
      (3,158)       (10,233)        (236,355)         12,072     (170,031)     (331,290)
 -----------    -----------   --------------  --------------  -----------   -----------
  (3,181,252)    (4,109,283)     215,847,457     157,787,993   (7,519,315)   (6,040,302)
 -----------    -----------   --------------  --------------  -----------   -----------
  (2,557,954)    (3,452,248)     463,294,990     290,538,094   10,888,942     6,651,418
  17,719,193     21,171,441    1,218,275,321     927,737,227   69,762,199    63,110,781
 -----------    -----------   --------------  --------------  -----------   -----------
 $15,161,239    $17,719,193   $1,681,570,311  $1,218,275,321  $80,651,141   $69,762,199
 ===========    ===========   ==============  ==============  ===========   ===========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                               VARIABLE C DIVISION       VARIABLE D DIVISION
                            ------------------------- -------------------------
                            FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                               ENDED        ENDED        ENDED        ENDED
                            DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                1997         1996         1997         1996
                            ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income
  (loss)...................  $  611,101   $  277,122    $ 4,904      $ 2,014
 Net realized gain (loss)
  from security
  transactions.............     137,612      105,332        --           896
 Change in net unrealized
  appreciation
  (depreciation) of
  investments..............      36,345      171,682      1,175        1,091
                             ----------   ----------    -------      -------
 Net increase in net assets
  resulting from
  operations...............     785,058      554,136      6,079        4,001
                             ----------   ----------    -------      -------
From capital transactions:
 Purchases.................         300        1,000        --           --
 Redemptions...............    (319,697)    (226,707)       --           --
                             ----------   ----------    -------      -------
  Total net purchase
   payments (redemptions)..    (319,397)    (225,707)       --           --
 Net portfolio transfers...         --           --         --           --
 Net other transfers.......         466         (504)       --        (2,842)
                             ----------   ----------    -------      -------
 Net increase (decrease) in
  net assets resulting from
  capital transactions.....    (318,931)    (226,211)       --        (2,842)
                             ----------   ----------    -------      -------
NET CHANGE IN NET ASSETS...     466,127      327,925      6,079        1,159
NET ASSETS--BEGINNING OF
 PERIOD....................   2,891,685    2,563,760     21,181       20,022
                             ----------   ----------    -------      -------
NET ASSETS--END OF PERIOD..  $3,357,812   $2,891,685    $27,260      $21,181
                             ==========   ==========    =======      =======

                       See Notes To Financial Statements.

 AGGRESSIVE GROWTH DIVISION         STOCK INDEX DIVISION        INTERNATIONAL STOCK DIVISION
------------------------------  ------------------------------  ------------------------------
 FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
    ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     1997            1996            1997            1996            1997            1996
--------------  --------------  --------------  --------------  --------------  --------------
$   34,085,531  $   18,038,207  $   18,962,143  $   14,700,218  $   (3,164,216) $     (485,931)
    15,321,830      13,995,174       8,877,389       9,267,016      (2,561,487)       (567,290)
    13,987,705      19,528,943     342,650,486     136,211,926      (1,434,374)     (7,824,933)
--------------  --------------  --------------  --------------  --------------  --------------
    63,395,066      51,562,324     370,490,018     160,179,160      (7,160,077)     (8,878,154)
--------------  --------------  --------------  --------------  --------------  --------------
   171,573,548     250,138,007     308,799,941     202,848,091      33,496,666      54,610,204
   (72,387,858)    (43,739,761)    (68,325,409)    (34,997,519)    (15,919,233)    (14,057,311)
--------------  --------------  --------------  --------------  --------------  --------------
    99,185,690     206,398,246     240,474,532     167,850,572      17,577,433      40,552,893
  (119,817,089)     50,537,656     212,625,487     120,978,787     (45,918,018)    (35,222,825)
        63,854       3,398,268        (335,284)         52,966          60,592         325,191
--------------  --------------  --------------  --------------  --------------  --------------
   (20,567,545)    260,334,170     452,764,735     288,882,325     (28,279,993)      5,655,259
--------------  --------------  --------------  --------------  --------------  --------------
    42,827,521     311,896,494     823,254,753     449,061,485     (35,440,070)     (3,222,895)
 1,166,224,139     854,327,645   1,051,825,486     602,764,001     263,375,803     266,598,698
--------------  --------------  --------------  --------------  --------------  --------------
$1,209,051,660  $1,166,224,139  $1,875,080,239  $1,051,825,486  $  227,935,733  $  263,375,803
==============  ==============  ==============  ==============  ==============  ==============

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                         LOOMIS SAYLES                     T. ROWE PRICE
                           HIGH YIELD     JANUS MID CAP   SMALL CAP GROWTH  SCUDDER GLOBAL
                         BOND DIVISION       DIVISION         DIVISION     EQUITY DIVISION
                        ---------------- ---------------- ---------------- ----------------
                         FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                        MARCH 3, 1997 TO MARCH 3, 1997 TO MARCH 3, 1997 TO MARCH 3, 1997 TO
                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                              1997             1997             1997             1997
                        ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment income
  (loss)...............   $ 1,019,806      $     2,109      $  (353,457)     $   285,663
 Net realized gain from
  security
  transactions.........       184,410           57,975        2,457,885          719,374
 Change in net
  unrealized
  appreciation
  (depreciation) of
  investments..........    (1,384,762)       8,173,495          736,087           95,969
                          -----------      -----------      -----------      -----------
 Net increase
  (decrease) in net
  assets resulting from
  operations...........      (180,546)       8,233,579        2,840,515        1,101,006
                          -----------      -----------      -----------      -----------
From capital
 transactions:
 Purchases.............     9,038,204       31,188,159       24,330,706       17,723,159
 Redemptions...........      (326,516)        (611,183)        (606,809)        (497,060)
                          -----------      -----------      -----------      -----------
  Total net purchase
   payments
   (redemptions).......     8,711,688       30,576,976       23,723,897       17,226,099
 Net portfolio
  transfers............    17,193,951       58,809,887       60,568,369       36,602,047
 Net other transfers...        (2,649)             183           35,969           (1,985)
                          -----------      -----------      -----------      -----------
 Net increase
  (decrease) in net
  assets resulting from
  capital transactions.    25,902,990       89,387,046       84,328,235       53,826,161
                          -----------      -----------      -----------      -----------
NET CHANGE IN NET
 ASSETS................    25,722,444       97,620,625       87,168,750       54,927,167
NET ASSETS--BEGINNING
 OF PERIOD.............           --               --               --               --
                          -----------      -----------      -----------      -----------
NET ASSETS--END OF
 PERIOD................   $25,722,444      $97,620,625      $87,168,750      $54,927,167
                          ===========      ===========      ===========      ===========

                       See Notes To Financial Statements.

                                        FIDELITY EQUITY-
FIDELITY MONEY MARKET DIVISION           INCOME DIVISION        FIDELITY GROWTH DIVISION
---------------------------------   --------------------------  --------------------------
 FOR THE YEAR      FOR THE YEAR     FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
     ENDED             ENDED           ENDED         ENDED         ENDED         ENDED
 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
     1997              1996             1997          1996          1997          1996
---------------   ---------------   ------------  ------------  ------------  ------------
 $        51,686   $        29,275  $  5,880,062  $ 1,278,022   $  1,847,830  $ 2,688,578
             --                --        902,758      536,084        944,696      749,434
             --                --     12,283,740    4,720,111     14,542,481    3,570,146
---------------    ---------------  ------------  -----------   ------------  -----------
          51,686            29,275    19,066,560    6,534,217     17,335,007    7,008,158
---------------    ---------------  ------------  -----------   ------------  -----------
       1,709,406           790,399    25,190,127   22,048,401     24,392,152   23,398,367
        (625,611)          (36,362)   (3,436,986)  (1,329,666)    (4,446,973)  (1,970,202)
---------------    ---------------  ------------  -----------   ------------  -----------
       1,083,795           754,037    21,753,141   20,718,735     19,945,179   21,428,165
      (1,377,016)          (56,874)    3,353,825     (346,911)      (655,169)    (334,126)
            (157)                2      (136,781)    (178,878)      (196,055)      17,720
---------------    ---------------  ------------  -----------   ------------  -----------
        (293,378)          697,165    24,970,185   20,192,946     19,093,955   21,111,759
---------------    ---------------  ------------  -----------   ------------  -----------
        (241,692)          726,440    44,036,745   26,727,163     36,428,962   28,119,917
       1,208,178           481,738    61,718,972   34,991,809     70,159,001   42,039,084
---------------    ---------------  ------------  -----------   ------------  -----------
 $       966,486   $     1,208,178  $105,755,717  $61,718,972   $106,587,963  $70,159,001
===============    ===============  ============  ===========   ============  ===========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FIDELITY
                         FIDELITY OVERSEAS DIVISION      INVESTMENT GRADE BOND DIVISION
                         -----------------------------   ---------------------------------
                         FOR THE YEAR    FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                             ENDED           ENDED            ENDED             ENDED
                         DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                             1997            1996             1997              1996
                         -------------   -------------   ---------------   ---------------
INCREASE IN NET ASSETS:
From operations:
 Net investment income
  (loss)...............  $   1,002,185   $      83,610    $       227,522   $       113,356
 Net realized gain from
  security
  transactions.........        216,812          69,554              3,852            58,065
 Change in net
  unrealized
  appreciation
  (depreciation) of
  investments..........        257,625         970,598            189,479           (85,783)
                         -------------   -------------    ---------------   ---------------
 Net increase in net
  assets resulting from
  operations...........      1,476,622       1,123,762            420,853            85,638
                         -------------   -------------    ---------------   ---------------
From capital
 transactions:
 Purchases.............      5,937,652       4,318,540          1,709,517         1,632,724
 Redemptions...........       (998,231)       (313,735)          (322,055)         (227,234)
                         -------------   -------------    ---------------   ---------------
  Total net purchase
   payments
   (redemptions).......      4,939,421       4,004,805          1,387,462         1,405,490
 Net portfolio
  transfers............      1,713,260       1,030,103            146,741            33,900
 Net other transfers...        (55,988)          1,096             (6,024)               70
                         -------------   -------------    ---------------   ---------------
 Net increase in net
  assets resulting from
  capital transactions.      6,596,693       5,036,004          1,528,179         1,439,460
                         -------------   -------------    ---------------   ---------------
NET CHANGE IN NET
 ASSETS................      8,073,315       6,159,766          1,949,032         1,525,098
NET ASSETS--BEGINNING
 OF PERIOD.............     12,862,100       6,702,334          4,428,072         2,902,974
                         -------------   -------------    ---------------   ---------------
NET ASSETS--END OF
 PERIOD................  $  20,935,415   $  12,862,100    $     6,377,104   $     4,428,072
                         =============   =============    ===============   ===============

                       See Notes To Financial Statements.

                                                             CALVERT RESPONSIBLY
                                 CALVERT RESPONSIBLY              INVESTED
         FIDELITY                     INVESTED              CAPITAL ACCUMULATION
  ASSET MANAGER DIVISION          BALANCED DIVISION               DIVISION
 ---------------------------- --------------------------  -------------------------
 FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR FOR THE YEAR
    ENDED          ENDED         ENDED         ENDED         ENDED        ENDED
 DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
     1997           1996          1997          1996          1997         1996
 ------------   ------------  ------------  ------------  ------------ ------------
 $ 4,056,664    $ 1,460,270   $ 2,035,676   $ 1,547,287    $  400,329   $  (14,838)
     347,820        123,178       151,820       100,445       100,397       15,739
   3,041,696      2,319,810     2,646,711       566,392       209,797      126,449
 -----------    -----------   -----------   -----------    ----------   ----------
   7,446,180      3,903,258     4,834,207     2,214,124       710,523      127,350
 -----------    -----------   -----------   -----------    ----------   ----------
   8,743,739      8,803,248     6,187,385     5,452,236     1,282,313    1,411,338
  (2,253,580)    (1,258,380)     (788,932)     (413,069)     (249,576)     (35,043)
 -----------    -----------   -----------   -----------    ----------   ----------
   6,490,159      7,544,868     5,398,453     5,039,167     1,032,737    1,376,295
  (1,142,965)    (1,444,740)      153,472        52,606      (416,766)      95,147
    (216,127)           260       (38,181)       38,711        (7,471)         122
 -----------    -----------   -----------   -----------    ----------   ----------
   5,131,067      6,100,388     5,513,744     5,130,484       608,500    1,471,564
 -----------    -----------   -----------   -----------    ----------   ----------
  12,577,247     10,003,646    10,347,951     7,344,608     1,319,023    1,598,914
  35,967,744     25,964,098    23,814,329    16,469,721     2,868,670    1,269,756
 -----------    -----------   -----------   -----------    ----------   ----------
 $48,544,991    $35,967,744   $34,162,280   $23,814,329    $4,187,693   $2,868,670
 ===========    ===========   ===========   ===========    ==========   ==========

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

Metropolitan Life Separate Account E (the "Separate Account") is a multi-division unit investment trust registered under the Investment Company Act of 1940. Eleven investment divisions correspond to the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, MetLife Stock Index, State Street Research International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, and Scudder Global Equity Portfolios of the Metropolitan Series Fund, Inc. (the "Fund"). The assets in the Variable B, Variable C, and Variable D Divisions are restricted to investing in the Growth Portfolio of the Fund. The Fidelity Money Market, Equity-Income, Growth, Overseas, Investment Grade Bond, and Asset Manager Divisions correspond to the Money Market, Equity Income, Growth, Overseas, Investment Grade Bond, and Asset Manager Portfolios of Fidelity's Variable Insurance Products Fund and Fidelity's Variable Insurance Products Fund II ("Fidelity"). The Calvert Responsibly Invested Balanced Division and Calvert Responsibly Invested Capital Accumulation Division correspond to the Calvert Responsibly Invested Balanced Portfolio and Calvert Responsibly Invested Capital Accumulation Portfolio, respectively, of the Acacia Capital Corporation ("Calvert"). Separate Account investments in shares of State Street Research International Stock, Fidelity Money Market, Fidelity Equity Income, Fidelity Growth, Fidelity Overseas, Fidelity Investment Grade Bond and Fidelity Asset Manager Portfolios commenced on July 1, 1991. Separate Account Investments in shares of the Calvert Responsibly Invested Balanced Portfolio and the Calvert Responsibly Invested Capital Accumulation Portfolio commenced on September 17, 1991 and January 7, 1992, respectively. Each portfolio has specific objectives relative to growth of capital and income.

The Separate Account was formed by Metropolitan Life Insurance Company ("Metropolitan Life") on September 27, 1983, and registered as a unit investment trust on April 6, 1984. The assets of the Separate Account are the property of Metropolitan Life.

A summary of significant accounting policies, all of which are in accordance with generally accepted accounting principals, is set forth below:

  1.SIGNIFICANT ACCOUNTING POLICIES

  A.VALUATION OF INVESTMENTS

    Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. The method used to value the Fund's investments at December 31, 1997 are described in the Fund's 1997 Annual Report.

    Investments in shares of Fidelity are valued at the reported net asset values of the respective portfolios. The methods used to value Fidelity's investments at December 31, 1997 are described in Fidelity's 1997 Annual Report.

    Investments in shares of Calvert are valued at the reported net asset value of the Calvert Responsibly Invested Balanced Portfolio and Calvert Responsibly Invested Capital Accumulation Portfolio. The methods used to value Calvert's investments at December 31, 1997 are described in Calvert's 1997 Annual Report.

  B.SECURITY TRANSACTIONS

    Purchases and sales are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C.FEDERAL INCOME TAXES

    In the opinion of counsel of Metropolitan Life, the Separate Account will be treated as a part of Metropolitan Life and its operations, and the Separate Account will not be taxed separately as a "regulated investment company" under existing law. Metropolitan Life is taxed as a life insurance company. The contracts permit Metropolitan Life to charge against the Separate Account any taxes, attributable to the maintenance or operation of the Separate Account. Metropolitan Life does not anticipate, under existing law, that any federal income taxes will be charged against the Separate Account in determining the value of amounts under a contract.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                               DECEMBER 31, 1997

D.PURCHASE PAYMENTS

  Purchase payments received by Metropolitan Life are credited as Accumulation Units as of the end of the valuation period in which received, as provided in the prospectus.

E.ACCUMULATION UNITS

  As of December 31, 1997, there were 316,904,538 Accumulation Units outstanding, which consisted of 64,629,856 Accumulation Units in the Growth Division, 18,136,311 Accumulation Units in the Income Division, 868,495 Accumulation Units in the Money Market Division, 70,270,238 Accumulation Units in the Diversified Division, 46,626,168 Accumulation Units in the Aggressive Growth Division, 63,614,471 Accumulation Units in the Stock Index Division, 17,144,628 Accumulation Units in the International Stock Division, 2,446,124 Accumulation Units in the Loomis Sayles High Yield Bond Division, 7,684,553 Accumulation Units in the Janus Mid Cap Division, 7,393,034 Accumulation Units in the T. Rowe Price Small Cap Growth Division, 5,056,843 Accumulation Units in the Scudder Global Equity Division, 117,840 Accumulation units in the Fidelity Money Market Division, 3,497,790 Accumulation Units in the Fidelity Equity-Income Division, 3,673,133 Accumulation Units in the Fidelity Growth Division, 1,191,033 Accumulation Units in the Fidelity Overseas Division, 412,912 Accumulation Units in the Fidelity Investment Grade Bond Division, 2,357,279 Accumulation Units in the Fidelity Asset Manager Division, 1,580,091 Accumulation Units in the Calvert Responsibly Invested Balanced Division, and 203,739 Accumulation Units in the Calvert Responsibly Invested Capital Accumulation Division. In addition to the above mentioned Accumulation Units, there were cash reserves of $2,107,932 and $27,260 applicable to contracts receiving annuity payout under the Variable Account B Division and Variable Account D Division, respectively, and $11,338,071 in cash reserves for Preference Plus (PPA) Immediate Annuities.

2. DIVIDENDS

  On April 16, 1997, and December 18, 1997, the Fund declared dividends for all shareholders of record on April 25, 1997, and December 30, 1997, respectively. The amount of dividends received by the Separate Account from the Fund was $714,029,463. The dividends were paid to MetLife on April 25, 1997, and December 30, 1997, respectively, and were immediately reinvested in additional shares of the portfolio in which each of the investment divisions invest. As a result of these reinvestments, number of shares of the Fund held by each of the thirteen investment divisions increased by the following:
Growth Division 10,836,844 shares, Income Division 1,861,892 shares, Money Market Division 80,013 shares, Diversified Division 15,168,239 shares, Variable B Division 482,296 shares, Variable C Division 19,916 shares, Variable D Division 160 shares, Aggressive Growth Division 2,051,658 shares, Stock Index Division 1,327,231 shares, Loomis Sayles High Yield Bond Division 113,494 shares, Janus Mid Cap Division 31,077 shares, T. Rowe Price Small Cap Growth Division 822 shares, and Scudder Global Equity Division 52,577 shares.

  On the last working day of each month, Fidelity paid Metropolitan Life dividends for the Fidelity Money Market Division. For 1997 the dividends aggregate to $66,406. They were immediately reinvested and increased the number of shares owned by the Fidelity Money Market Division by 66,406 shares.

  On February 7, 1997, Fidelity paid Metropolitan Life a dividend of $15,216,240 for the Fidelity Growth, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, and Fidelity Equity-Income Divisions. The dividends were immediately reinvested and increased the number of shares owned as follows: Fidelity Growth Division 84,904 shares, Fidelity Overseas Division 67,672 shares, Fidelity Investment Grade Bond Division 23,815 shares, Fidelity Asset Manager Division 287,252 shares, and Fidelity Equity Income Division 336,106 shares.

  On December 31, 1997, Calvert paid Metropolitan Life dividends of $2,807,528 for the Calvert Responsibly Invested Balanced Division and for the Calvert Responsibly Invested Capital Accumulation Division, which were immediately reinvested, increasing the number of shares owned by the Calvert Responsibly Invested Balanced Division and the Calvert Responsibly Invested Capital Accumulation Division by 1,197,997 and 16,251 shares, respectively.

3. EXPENSES

  Metropolitan Life applies a daily charge against the Separate Account for general administrative expenses and for the mortality and expense risk assumed by Metropolitan Life. This charge is equivalent to an effective annual rate

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                               DECEMBER 31, 1997

of 1.5% of the average daily values of the assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates .75% is for general administrative expenses for VestMet contracts and .50% is for Preference Plus contracts and .75% is for the mortality and expense risk on both contracts. However, for the enhanced and Financial Freedom Account Contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk. The Variable B, C, and D contracts are charged for administrative expenses and mortality and expense risk according to the rates under their respective contracts.

4. NEW DIVISIONS

  On March 3, 1997, four divisions were added to the Separate Account: Loomis Sayles High Yield Bond Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Scudder Global Equity Portfolio.

5. SUBSEQUENT EVENTS

  Effective January 1, 1998, the name of the Acacia Capital Corporation was changed to the Calvert Variable Series, Inc. Concurrently, the Calvert Responsibly Invested Balanced Portfolio and the Calvert Responsibly Invested Capital Accumulation Portfolio names were changed to the Calvert Social Balanced Portfolio and the Calvert Social Mid Cap Growth Portfolio, respectively.

                       INDEPENDENT AUDITORS' REPORT

Metropolitan Life Insurance Company:

  We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company (the "company") as of December 31, 1997 and 1996 and the related consolidated statements of earnings, equity and cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of the company at December 31, 1997 and 1996 and the consolidated results of its operations and its consolidated cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.

  As discussed in Note 1 to the consolidated financial statements, the company has changed the method of accounting for investment income on certain structured securities.

Deloitte & Touche LLP

New York, New York

February 12, 1998, except for Note 17,

as to which the date is March 12, 1998

                    METROPOLITAN LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEETS

                        DECEMBER 31, 1997 AND 1996

                               (IN MILLIONS)

                                                        NOTES   1997      1996
                                                        ----- --------  --------
ASSETS
Investments:
  Fixed Maturities:.................................... 2,15
    Available for Sale, at Estimated Fair Value........       $ 92,630  $ 75,039
    Held to Maturity, at Amortized Cost................            --     11,322
  Equity Securities.................................... 2,15     4,250     2,816
  Mortgage Loans on Real Estate........................ 2,15    20,247    18,964
  Policy Loans.........................................   15     5,846     5,842
  Real Estate..........................................    2     6,111     7,498
  Real Estate Joint Ventures...........................    4       680       851
  Other Limited Partnership Interests..................    4       855     1,004
  Leases and Leveraged Leases..........................    2     2,123     1,763
  Short-Term Investments...............................   15       705       741
  Other Invested Assets................................          2,338     2,692
                                                              --------  --------
    Total Investments..................................        135,785   128,532
Cash and Cash Equivalents..............................   15     2,871     2,325
Deferred Policy Acquisition Costs......................          6,436     7,227
Accrued Investment Income..............................          1,860     1,611
Premiums and Other Receivables.........................    5     3,280     2,916
Deferred Income Taxes Recoverable......................    6       --         37
Other Assets...........................................          3,055     2,340
Separate Account Assets................................         48,620    43,763
                                                              --------  --------
Total Assets...........................................       $201,907  $188,751
                                                              ========  ========
LIABILITIES AND EQUITY
Liabilities
Future Policy Benefits.................................    5  $ 72,125  $ 69,115
Policyholder Account Balances..........................   15    48,533    47,674
Other Policyholder Funds...............................          4,681     4,758
Policyholder Dividends Payable.........................          1,373     1,348
Short- and Long-Term Debt.............................. 9,15     7,203     5,257
Income Taxes Payable:..................................    6
  Current..............................................            480       599
  Deferred.............................................            472       --
Other Liabilities......................................          4,695     4,618
Separate Account Liabilities...........................         48,338    43,399
                                                              --------  --------
Total Liabilities......................................        187,900   176,768
                                                              --------  --------
Commitments and Contingencies (Notes 2 and 10)
Equity
Retained Earnings......................................         12,140    10,937
Net Unrealized Investment Gains........................    3     1,898     1,028
Foreign Currency Translation Adjustments...............            (31)       18
                                                              --------  --------
Total Equity...........................................   16    14,007    11,983
                                                              --------  --------
Total Liabilities and Equity...........................       $201,907  $188,751
                                                              ========  ========

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                    CONSOLIDATED STATEMENTS OF EARNINGS

         FOR THE YEARS ENDED DECEMBER 31, 1997, AND 1996 AND 1995

                               (IN MILLIONS)

                                                NOTES  1997     1996     1995
                                                ----- -------  -------  -------
REVENUES
Premiums......................................     5  $11,299  $11,462  $11,178
Universal Life and Investment-Type Product
 Policy Fee Income............................          1,458    1,243    1,177
Net Investment Income.........................     3    9,475    8,993    8,837
Investment Gains (Losses), Net................     3      798      231     (157)
Commissions, Fees and Other Income............          1,344    1,256      834
                                                      -------  -------  -------
    Total Revenues............................         24,374   23,185   21,869
                                                      -------  -------  -------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits.........................     5   12,328   12,399   11,915
Interest Credited to Policyholder Account Bal-
 ances........................................          2,874    2,868    3,143
Policyholder Dividends........................          1,720    1,728    1,786
Other Operating Costs and Expenses............    11    5,759    4,784    4,281
                                                      -------  -------  -------
    Total Benefits and Other Deductions.......         22,681   21,779   21,125
                                                      -------  -------  -------
Earnings from Continuing Operations Before In-
 come Taxes...................................          1,693    1,406      744
Income Taxes..................................     6      476      482      407
                                                      -------  -------  -------
Earnings from Continuing Operations...........          1,217      924      337
                                                      -------  -------  -------
Discontinued Operations:                          13
  Loss from Discontinued Operations (Net of
   Income Tax (Benefit) Expense of $(8) in
   1997, $(18) in 1996 and $32 in 1995).......            (14)     (52)     (54)
  (Loss) Gain on Disposal of Discontinued Op-
   erations (Net of Income Tax (Benefit) Ex-
   pense of $(11) in 1996 and $106 in 1995)...            --       (19)     416
                                                      -------  -------  -------
(Loss) Earnings from Discontinued Operations..            (14)     (71)     362
                                                      -------  -------  -------
Net Earnings..................................    16  $ 1,203  $   853  $   699
                                                      =======  =======  =======

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF EQUITY

           FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                               (IN MILLIONS)

                                                NOTES  1997     1996     1995
                                                ----- -------  -------  -------
Retained Earnings, Beginning of Year..........        $10,937  $10,084  $ 9,385
Net Earnings..................................          1,203      853      699
                                                      -------  -------  -------
Retained Earnings, End of Year................         12,140   10,937   10,084
                                                      -------  -------  -------
Net Unrealized Investment Gains (Losses), Be-
 ginning of Year..............................          1,028    1,646     (955)
Change in Unrealized Investment Gains (Loss-
 es)..........................................     3      870     (618)   2,601
                                                      -------  -------  -------
Net Unrealized Investment Gains, End of Year..          1,898    1,028    1,646
                                                      -------  -------  -------
Foreign Currency Translation Adjustments, Be-
 ginning of Year..............................             18       24       (2)
Change in Foreign Currency Translation Adjust-
 ments........................................            (49)      (6)      26
                                                      -------  -------  -------
Foreign Currency Translation Adjustments, End
 of Year......................................            (31)      18       24
                                                      -------  -------  -------
Total Equity, End of Year.....................    16  $14,007  $11,983  $11,754
                                                      =======  =======  =======

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENTS OF CASH FLOWS

           FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                               (IN MILLIONS)

                                                      1997      1996      1995
                                                    --------  --------  --------
Net Earnings                                        $  1,203  $    853  $    699
 Adjustments to Reconcile Net Earnings to Net Cash
  Provided by Operating Activities:
  Change in Deferred Policy Acquisition Costs, Net.     (159)     (391)     (376)
  Change in Accrued Investment Income..............     (215)      350      (191)
  Change in Premiums and Other Receivables.........     (819)     (106)      (29)
  Change in Undistributed Income of Real Estate
   Joint Ventures and Other
   Limited Partnership Interests...................      163       (45)     (221)
  Gains from Sales of Investments and Businesses,
   Net.............................................   (1,029)     (428)     (595)
  Depreciation and Amortization Expenses...........      516       (18)       30
  Interest Credited to Policyholder Account Bal-
   ances...........................................    2,874     2,868     3,143
  Universal Life and Investment-Type Product Policy
   Fee Income......................................   (1,458)   (1,243)   (1,177)
  Change in Future Policy Benefits.................    1,641     2,149     2,332
  Change in Other Policyholder Funds...............       88       181       (66)
  Change in Income Taxes Payable...................      (99)     (134)      327
  Other, Net.......................................      512      (348)      947
                                                    --------  --------  --------
Net Cash Provided by Operating Activities..........    3,218     3,688     4,823
                                                    --------  --------  --------
Cash Flows from Investing Activities
 Sales, Maturities and Repayments of:
   Fixed Maturities................................   75,346    76,117    64,372
   Equity Securities...............................    1,821     2,069       694
   Mortgage Loans on Real Estate...................    2,381     2,380     3,182
   Real Estate.....................................    1,875     1,948     1,193
   Real Estate Joint Ventures......................      205       410       387
   Other Limited Partnership Interests.............      166       178        42
   Leases and Leveraged Leases.....................      192       102       123
 Purchases of:
   Fixed Maturities................................  (76,603)  (76,225)  (66,693)
   Equity Securities...............................   (2,121)   (2,742)     (781)
   Mortgage Loans on Real Estate...................   (4,119)   (4,225)   (2,491)
   Real Estate.....................................     (387)     (859)     (904)
   Real Estate Joint Ventures......................      (72)     (130)     (285)
   Other Limited Partnership Interests.............     (338)     (307)      (87)
   Assets to be Leased.............................     (738)     (585)     (383)
 Net Change in Short-Term Investments..............       37     1,028      (634)
 Net Change in Policy Loans........................       17      (128)     (112)
 Other, Net........................................      442        45      (308)
                                                    --------  --------  --------
Net Cash Used by Investing Activities..............   (1,896)     (924)   (2,685)
                                                    --------  --------  --------
Cash Flows from Financing Activities
 Policyholder Account Balances:
    Deposits.......................................   16,061    17,167    16,017
    Withdrawals....................................  (18,831)  (19,321)  (19,142)
 Additions to Long-Term Debt.......................      828       --        692
 Repayments of Long-Term Debt......................      (99)     (284)     (389)
 Net Increase (Decrease) in Short-Term Debt........    1,265        69       (78)
                                                    --------  --------  --------
Net Cash Used by Financing Activities..............     (776)   (2,369)   (2,900)
                                                    --------  --------  --------
Change in Cash and Cash Equivalents................      546       395      (762)
Cash and Cash Equivalents, Beginning of Year.......    2,325     1,930     2,692
                                                    --------  --------  --------
Cash and Cash Equivalents, End of Year............. $  2,871  $  2,325  $  1,930
                                                    ========  ========  ========
Supplemental Cash Flow Information
  Interest Paid.................................... $    422  $    310  $    280
                                                    ========  ========  ========
  Income Taxes Paid................................ $    589  $    497  $    283
                                                    ========  ========  ========

       See accompanying notes to consolidated financial statements.

                   METROPOLITAN LIFE INSURANCE COMPANY

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

    UNLESS OTHERWISE INDICATED, ALL AMOUNTS ARE IN MILLIONS OF DOLLARS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 BUSINESS

  Metropolitan Life Insurance Company ("MetLife") and its subsidiaries (collectively, the "company") provide life insurance and annuity products and pension, pension-related and investment-related products and services to individuals, corporations and other institutions. The company also provides nonmedical health, disability and property and casualty insurance and offers investment management, investment advisory and commercial finance services.

 BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

  The consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

  The consolidated financial statements include the accounts of MetLife and its subsidiaries, partnerships and joint venture interests in which MetLife has control. Other equity investments in affiliated companies, partnerships and joint ventures are generally reported on the equity basis. Minority interest relating to certain consolidated entities amounted to $277 and $149 at December 31, 1997 and 1996, respectively, and is included in other liabilities. Significant intercompany transactions and balances have been eliminated in consolidation.

  Prior years' amounts have been reclassified to conform to the 1997 presentation.

  On December 31, 1995, the company reclassified (under one-time accounting implementation guidance) to available for sale certain held to maturity securities. On July 1, 1997, the company reclassified to available for sale all securities classified as held to maturity on that date as management concluded that all securities are now available for sale. As a result, consolidated equity at July 1, 1997 and December 31, 1995 increased by $198 and $135, respectively, excluding the effects of deferred income taxes, amounts attributable to participating pension contracts, and adjustments of deferred policy acquisition costs and future policy benefit loss recognition.

  During 1997 management changed to the retrospective interest method of accounting for investment income on structured note securities in accordance with authoritative guidance issued in late 1996. As a result, net investment income increased by $175. The cumulative effect of this accounting change on prior years' income is not material.

 VALUATION OF INVESTMENTS

  SECURITIES--As mentioned above, during 1997 management reclassified all of the company's fixed maturity securities to available for sale. Accordingly, as of December 31, 1997, all of the company's investment securities are carried at estimated fair value. Prior to this reclassification, certain fixed maturity securities (principally bonds and redeemable preferred stock) were carried at amortized cost. Unrealized investment gains and losses on investment securities are recorded directly as a separate component of equity net of related deferred income taxes, amounts attributable to participating pension contracts and adjustments of deferred policy acquisition costs and future policy benefit loss recognition. Costs of securities are adjusted for impairments in value considered other than temporary. Such adjustments are recorded as realized investment losses.

  All security transactions are recorded on a trade date basis.

  MORTGAGE LOANS in good standing are carried at amortized cost. A provision is made for a realized investment loss (and a corresponding allowance is established) when it becomes probable that the company will be unable to collect all amounts due under the terms of the loan agreement. The provision generally is equal to the excess of the carrying value of the mortgage loan over its estimated fair value. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. Mortgage loans considered to be uncollectible are charged against the allowance and subsequent recoveries are credited to the allowance. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income earned on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

  POLICY LOANS are stated at unpaid principal balances.

  INVESTMENT REAL ESTATE is generally stated at depreciated cost. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. If events or changes in circumstances indicate that the carrying amount of the investment exceeds its expected future cash flows, a realized investment loss is recorded for the impairment. Real estate investments that management intends to sell in the near term are reported at the lower of cost or estimated fair market value less allowances for the estimated cost of sales. Changes in the allowance relating to real estate to be disposed of and impairments of real estate are reported as realized investment gains or losses.

  Depreciation of real estate is computed evenly over the estimated useful lives of the properties (20 to 40 years).

  LEASES AND LEVERAGED LEASES--The company is the lessor of equipment in both direct financing and operating lease transactions. At lease commencement, the company records the aggregate future minimum lease payments due and the estimated residual value of the leased equipment less the unearned lease income for direct financing leases. The unearned lease income represents the excess of aggregate future minimum lease receipts plus the estimated residual value over the cost of the leased equipment. Lease income is recognized over the term of the lease in a manner which reflects a level yield on the net investment in the lease. Certain origination fees and costs are deferred and recognized over the term of the lease using the interest method. For operating lease transactions, the cost of equipment or its net realizable value is depreciated evenly over its estimated economic life.

  The company participates in leasing transactions in which it supplies only a portion of the purchase price, but generally has the entire equity interest in the equipment and rentals receivable (leveraged leases). These interests, however, are subordinated to the interests of the lenders supplying the nonequity portion of the purchase price. The financing is generally in the form of long-term debt that provides for no recourse against the company and is collateralized by the property. The investment in leveraged leases is recorded net of the nonrecourse debt. Revenue, including related tax benefits, is recorded over the term of the lease at a level rate of return. Management regularly reviews residual values and writes down residuals to expected values as needed.

  SHORT-TERM INVESTMENTS are stated at amortized cost, which approximates fair value.

 INVESTMENT RESULTS

  Realized investment gains and losses are determined by specific identification and are presented as a component of revenues. Valuation allowances are deducted from asset categories to which they apply and provisions for losses for investments are included in investment gains and losses. Investment gains and losses are reduced by amounts attributable to participating pension contracts and adjustments of deferred policy acquisition costs and future policy benefit loss recognition.

 CASH AND CASH EQUIVALENTS

  Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

 PROPERTY AND EQUIPMENT

  Property and equipment and leasehold improvements are included in other assets, and are stated at cost, less accumulated depreciation and amortization. Depreciation, including charges relating to capitalized leases, is provided evenly or using sum of the years digits method over the lesser of estimated useful lives of the assets or, where appropriate, the term of the lease. Estimated lives range from 20 to 40 years for real estate and 5 to 15 years for all other property and equipment. Amortization of leasehold improvements is provided evenly over the lesser of the term of the lease or the estimated useful life of the improvements.

 DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over 40 years for participating traditional life and 30 years for universal life and investment-type products. Amortization is recorded based on a constant percentage of estimated gross margins or profits (arising principally from surrender charges and interest, mortality and expense margins based on historical and anticipated future experience). Changes to amounts previously amortized are reflected in earnings in the period related estimates are revised.

  For nonparticipating traditional life and annuity policies with life contingencies, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings when they occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

  For nonmedical health insurance contracts, deferred policy acquisition costs are amortized over the estimated life of the contracts (generally 10 years) in proportion to anticipated premium revenue at the time of issue.

  For property and liability insurance, deferred policy acquisition costs are amortized over the terms of policies or reinsurance treaties.

 OTHER INTANGIBLE ASSETS

  The value of insurance acquired and the excess of purchase price over the fair value of net assets acquired are included in other assets. The value of insurance acquired is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The excess of purchase price over the fair value of net assets acquired is amortized evenly over 10 years.

 FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based on the nonforfeiture interest rate, ranging from 2.5 percent to 7.0 percent, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends, and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 6.0 percent to 8.25 percent.

  Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

  Benefit liabilities for nonmedical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

  For property and liability insurance, the liability for unpaid reported losses is based on a case by case or overall estimate using the company's past experience. A provision is also made for losses incurred but not reported on the basis of estimates and past experience. Revisions of estimates are reflected in net earnings in the year such refinements are made.

 RECOGNITION OF INCOME AND EXPENSE

  Premiums from traditional life and annuity policies with life contingencies are recognized as income when due. Benefits and expenses are matched with such income resulting in the recognition of profits over the life of the contract. This match is accomplished through the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Premiums due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due with any excess profit deferred and recognized as income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

  Premiums from nonmedical health contracts are recognized as income on a pro rata basis over the contract term.

  Premiums from universal life and investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to expense include benefit claims incurred in the period in excess of related policyholder account balances and interest credited to policyholder account balances.

  Property and liability premiums are generally recognized as revenue on a pro rata basis over the policy term. Unearned premiums are included in other liabilities.

 POLICYHOLDER DIVIDENDS

  The amount of policyholder dividends to be paid is determined annually by the board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year and management's judgment as to the appropriate level of statutory surplus to be retained by the company.

 INCOME TAXES

  MetLife and its eligible life insurance and nonlife insurance subsidiaries file a consolidated U.S. federal income tax return and separate income tax returns as required. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

 SEPARATE ACCOUNT OPERATIONS

  Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceeds the Separate Account liabilities.

  Investments held in the Separate Accounts (stated at estimated fair value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts are reported as increases in Separate Account liabilities and are not reported in revenues. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

 DISCONTINUED OPERATIONS

  Certain operations have been discontinued and, accordingly, are segregated in the consolidated statements of earnings.

 FOREIGN CURRENCY TRANSLATION

  Assets and liabilities of foreign operations and subsidiaries are translated at the exchange rate in effect at year-end. Revenues and benefits and other expenses are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity.

 ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 FUTURE APPLICATION OF ACCOUNTING STANDARDS

  Statement of Financial Accounting Standards ("SFAS") No. 125 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities and SFAS No. 127 Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125 provide accounting and reporting standards relating to transfers of security interests, repurchase agreements, dollar rolls, securities lending and similar transactions which will be effective in 1998. The company believes that the application of these standards will not have a material impact on the company's results of operations, financial position or liquidity.

 SFAS No. 130 Reporting Comprehensive Income establishes standards for reporting and presentation of comprehensive income and its components and will be effective in 1998. Comprehensive income, which includes all changes to equity except those resulting from investments by owners or distributions to owners, was $2,024, $229 and $3,326 in 1997, 1996 and 1995, respectively.
Consolidated statements of comprehensive income have not been presented, as the company has not determined the individual amounts to be displayed in such statements.

2. INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES

  The cost or amortized cost, gross unrealized gain and loss, and estimated fair value of fixed maturity and equity securities, by category, were as follows:

                                           COST OR  GROSS UNREALIZED
                                          AMORTIZED ---------------- ESTIMATED
                                            COST      GAIN     LOSS  FAIR VALUE
                                          --------- --------- -----------------
DECEMBER 31, 1997
Available for Sale Securities:
Fixed Maturities:
 Bonds:
   U. S. Treasury securities and
    obligations of U. S. government
    corporations and agencies............ $ 10,619    $ 1,511 $    2  $ 12,128
   States and political subdivisions.....      486         22     --       508
   Foreign governments...................    3,420        371     52     3,739
   Corporate.............................   41,191      2,343    290    43,244
   Mortgage-backed securities............   22,191        572     21    22,742
   Other.................................    9,463        428    134     9,757
                                          --------  --------- ------  --------
     Total bonds.........................   87,370      5,247    499    92,118
 Redeemable preferred stocks.............      494         19      1       512
                                          --------  --------- ------  --------
     Total fixed maturities.............. $ 87,864  $   5,266 $  500  $ 92,630
                                          ========  ========= ======  ========
Equity Securities:
 Common stocks........................... $  2,444  $   1,716 $  105  $  4,055
 Nonredeemable preferred stocks..........      201          5     11       195
                                          --------  --------- ------  --------
     Total equity securities............. $  2,645  $   1,721 $  116  $  4,250
                                          ========  ========= ======  ========

                                          COST OR  GROSS UNREALIZED
                                         AMORTIZED ----------------  ESTIMATED
                                           COST      GAIN     LOSS   FAIR VALUE
                                         --------- --------- ------------------
DECEMBER 31, 1996
Available for Sale Securities:
Fixed Maturities:
 Bonds:
   U. S. Treasury securities and
    obligations of U. S. government
    corporations and agencies...........  $12,949  $     901    $128  $13,722
   States and political subdivisions....      536         13       1      548
   Foreign governments..................    2,597        266       6    2,857
   Corporate............................   32,520      1,102     294   33,328
   Mortgage-backed securities...........   21,200        407      91   21,516
   Other................................    2,511         90      30    2,571
                                          -------  --------- -------  -------
     Total bonds........................   72,313      2,779     550   74,542
 Redeemable preferred stocks............      500         --       3      497
                                          -------  --------- -------  -------
     Total fixed maturities.............  $72,813  $   2,779 $   553  $75,039
                                          =======  ========= =======  =======
Equity Securities:
 Common stocks..........................  $ 1,882  $     648 $    55  $ 2,475
 Nonredeemable preferred stocks.........      371         51      81      341
                                          -------  --------- -------  -------
     Total equity securities............  $ 2,253  $     699 $   136  $ 2,816
                                          =======  ========= =======  =======

                                                   GROSS UNREALIZED
                                         AMORTIZED ----------------  ESTIMATED
                                           COST      GAIN     LOSS   FAIR VALUE
                                         --------- -------- -------- ----------
DECEMBER 31, 1996
Held to Maturity Securities:
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obliga-
    tions of U.S. government corpora-
    tions and
    agencies............................  $    48  $      3           $    51
   States and political subdivisions....       58         1                59
   Foreign governments..................      260         5               265
   Corporate............................    7,520       236 $     64    7,692
   Mortgage-backed securities...........      689         1       16      674
   Other................................    2,746        85       24    2,807
                                          -------  -------- --------  -------
     Total bonds........................   11,321       331      104   11,548
 Redeemable preferred stocks............        1        --       --        1
                                          -------  -------- --------  -------
     Total fixed maturities.............  $11,322  $    331 $    104  $11,549
                                          =======  ======== ========  =======

  The amortized cost and estimated fair value of bonds, by contractual maturity, were as follows:

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
      DECEMBER 31, 1997
      Due in one year or less..............................  $ 1,916   $ 1,927
      Due after one year through five years................   15,830    16,260
      Due after five years through 10 years................   23,023    24,067
      Due after 10 years...................................   24,410    27,122
                                                             -------   -------
        Subtotal...........................................   65,179    69,376
      Mortgage-backed securities...........................   22,191    22,742
                                                             -------   -------
        Total..............................................  $87,370   $92,118
                                                             =======   =======

  Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

 MORTGAGE LOANS

  Mortgage loans are collateralized by properties principally located throughout the United States and Canada. At December 31, 1997, approximately 15 percent, 7 percent and 6 percent of the properties were located in California, Illinois and Florida, respectively. Generally, the company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  The mortgage loan investments were categorized as follows:

                                                                       1997 1996
                                                                       ---- ----
      DECEMBER 31
      Office buildings................................................  32%  30%
      Retail..........................................................  16%  19%
      Residential.....................................................  15%  16%
      Agricultural....................................................  18%  18%
      Other...........................................................  19%  17%
                                                                       ---- ----
        Total......................................................... 100% 100%
                                                                       ==== ====

  Many of the company's real estate joint ventures have mortgage loans with the company. The carrying values of such mortgages were $753 and $869 at December 31, 1997 and 1996, respectively.

  Mortgage loan valuation allowances and changes thereto were as follows:

                                                         1997    1996    1995
                                                        ------  ------  ------
      YEARS ENDED DECEMBER 31
      Balance, January 1............................... $  444  $  466  $  483
      Additions charged to income......................     61     144     107
      Deductions for writedowns and dispositions.......   (241)   (166)   (124)
                                                        ------  ------  ------
      Balance, December 31............................. $  264  $  444  $  466
                                                        ======  ======  ======

   Impaired mortgage loans and related valuation allowances were as follows:

                                                         1997    1996
                                                        ------  ------
      DECEMBER 31
      Impaired mortgage loans with valuation allow-
       ances........................................... $1,231  $1,677
      Impaired mortgage loans with no valuation allow-
       ances...........................................    306     165
                                                        ------  ------
      Recorded investment in impaired mortgage loans...  1,537   1,842
      Valuation allowances.............................   (250)   (427)
                                                        ------  ------
      Net impaired mortgage loans...................... $1,287  $1,415
                                                        ======  ======
                                                         1997    1996    1995
                                                        ------  ------  ------
      YEARS ENDED DECEMBER 31
      Average recorded investment in impaired mortgage
       loans........................................... $1,680  $2,113  $2,365
                                                        ======  ======  ======

  Interest income on impaired mortgage loans recorded on a cash basis totaled $110 , $122 and $169 for the years ended December 31, 1997, 1996 and 1995, respectively.

 REAL ESTATE

  Accumulated depreciation on real estate was as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
      YEARS ENDED DECEMBER 31
      Balance, January 1................................ $2,109  $2,187  $2,757
      Depreciation expense..............................    332     348     427
      Deductions for dispositions.......................   (475)   (426)   (997)
                                                         ------  ------  ------
      Balance, December 31.............................. $1,966  $2,109  $2,187
                                                         ======  ======  ======

  Real estate valuation allowances and changes thereto were as follows:

                                                            1997   1996   1995
                                                            -----  -----  -----
      YEARS ENDED DECEMBER 31
      Balance, January 1................................... $ 529  $ 743  $ 622
      (Credited) charged to income.........................   (52)   127    358
      Deductions for writedowns and dispositions...........  (436)  (341)  (237)
                                                            -----  -----  -----
      Balance, December 31................................. $  41  $ 529  $ 743
                                                            =====  =====  =====

  The above table does not include valuation allowances of $55, $118 and $167 at December 31, 1997, 1996 and 1995, respectively, relating to investments in real estate joint ventures.

  Prior to 1996, the company established valuation allowances for all impaired real estate investments including real estate held for investment. During 1996, $150 of allowances relating to real estate held for investment were applied as writedowns to specific properties. During 1997, allowances of $94 relating to real estate held for sale were applied as writedowns to specific properties. The balances in the real estate valuation allowances at December 31, 1997 and 1996, relate to properties that management has committed to a plan of sale. The carrying values, net of valuation allowances, of properties committed to a plan of sale were $206 and $1,844 at December 31, 1997 and 1996, respectively. Net investment income relating to such properties was $8 and $60 for the years ended December 31, 1997 and 1996, respectively.

  At December 31, 1997 and 1996, the company owned real estate acquired in satisfaction of debt of $218 and $456, respectively.

 LEASES AND LEVERAGED LEASES

  The company's investment in direct financing leases and leveraged leases was as follows:

                                     DIRECT
                                    FINANCING      LEVERAGED
                                     LEASES          LEASES          TOTAL
                                  --------------  -------------  --------------
                                   1997    1996    1997   1996    1997    1996
                                  ------  ------  ------  -----  ------  ------
      DECEMBER 31
      Investment................  $1,137  $1,247  $  851  $ 387  $1,988  $1,634
      Estimated residual values.     183     238     641    543     824     781
                                  ------  ------  ------  -----  ------  ------
        Total...................   1,320   1,485   1,492    930   2,812   2,415
      Unearned income...........    (261)   (336)   (428)  (316)   (689)   (652)
                                  ------  ------  ------  -----  ------  ------
      Net investment............  $1,059  $1,149  $1,064  $ 614  $2,123  $1,763
                                  ======  ======  ======  =====  ======  ======

  The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from three to eight years, but in certain circumstances are as long as 20 years. Average yields range from 7 percent to 12 percent. These receivables are generally collateralized by the related property.

   Scheduled aggregate receipts for the investment and estimated residual values in direct financing leases were as follows:

                                                       DIRECT
                                                      FINANCING RESIDUALS TOTAL
                                                      --------- --------- ------
      YEARS ENDED DECEMBER 31
        1998.........................................  $  229     $ 14    $  243
        1999.........................................     211       19       230
        2000.........................................     192       25       217
        2001.........................................     147       19       166
        2002.........................................     114       22       136
        Thereafter...................................     244       84       328
                                                       ------     ----    ------
        Total........................................  $1,137     $183    $1,320
                                                       ======     ====    ======

  Historical collection experience indicates that a portion of the above amounts will be paid prior to contractual maturity. Accordingly, the future receipts, as shown above, should not be regarded as a forecast of future cash flows.

 FINANCIAL INSTRUMENTS

  The company has a securities lending program whereby large blocks of securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102 percent of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the consolidated balance sheets. To further minimize the credit risks related to this lending program, the company regularly monitors the financial condition of the borrowers.

  The company engages in a variety of derivative transactions. Certain derivatives, such as forwards, futures, options and swaps, which do not themselves generate interest or dividend income, are acquired or sold in order to hedge or reduce risks applicable to assets held, or expected to be purchased or sold, and liabilities incurred or expected to be incurred. The company also may occasionally sell covered call options. The company does not engage in trading of derivatives.

  Derivative financial instruments involve varying degrees of market risk resulting from changes in the volatility of interest rates, foreign currency exchange rates or market values of the underlying financial instruments. The company's risk of loss is typically limited to the fair value of these instruments and not by the notional or contractual amounts which reflect the extent of involvement but not necessarily the amounts subject to risk. Credit risk arises from the possible inability of counterparties to meet the terms of the contracts. Credit risk due to counterparty nonperformance associated with these instruments is the unrealized gain, if any, reflected by the fair value of such instruments.

  During the three year period ended December 31, 1997, the company employed several ongoing derivatives strategies. The company entered into a number of anticipatory hedge agreements using securities forwards, futures and interest rate swaps to limit the interest rate exposure of investments expected to be acquired or sold within one year. The company also executed swaps and foreign currency forwards to hedge, including on an anticipatory basis, the foreign currency risk of foreign currency denominated investments. The company also used interest rate swaps and forwards to reduce risks from changes in interest rates and exposures arising from mismatches between assets and liabilities. In addition, the company has used interest rate caps to reduce the market and interest rate risks relating to certain assets and liabilities.

  Income and expense related to derivatives used to hedge or manage risks are recorded on the accrual basis as an adjustment to the yield of the related securities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge or manage interest rate risk are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in realized investment gains and losses.

 ASSETS ON DEPOSIT

  As of December 31, 1997 and 1996, the company had assets on deposit with regulatory agencies of $4,695 and $4,062, respectively.

3. NET INVESTMENT INCOME AND INVESTMENT GAINS

  The sources of net investment income were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Fixed maturities............................  $ 6,455  $ 6,042  $ 6,006
       Equity securities...........................       50       60       45
       Mortgage loans on real estate...............    1,684    1,523    1,501
       Policy loans................................      368      399      394
       Real estate.................................    1,566    1,647    1,833
       Real estate joint ventures..................       42       21       41
       Other limited partnership interests.........      302      215      149
       Leases and leveraged leases.................      131      135      113
       Cash, cash equivalents and short-term in-
        vestments..................................      169      214      231
       Other investment income.....................      235      281      326
                                                     -------  -------  -------
       Gross investment income.....................   11,002   10,537   10,639
       Investment expenses.........................   (1,527)  (1,544)  (1,802)
                                                     -------  -------  -------
       Investment income, net......................  $ 9,475  $ 8,993  $ 8,837
                                                     =======  =======  =======

  Investment gains (losses), including changes in valuation allowances, were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Fixed maturities............................  $   118  $   234  $   621
       Equity securities...........................      224       78       (5)
       Mortgage loans on real estate...............       56      (86)     (51)
       Real estate.................................      249      165     (375)
       Real estate joint ventures..................      117       61     (142)
       Other limited partnership interests.........      103       82      117
       Other.......................................      162      (76)     (92)
                                                     -------  -------  -------
           Subtotal................................    1,029      458       73
       Investment gains relating to:
         Participating pension contracts...........      (35)     (20)      --
         Amortization of deferred policy acquisi-
          tion costs...............................      (70)      (4)     (78)
         Future policy benefit loss recognition....     (126)    (203)    (152)
                                                     -------  -------  -------
       Net investment gains (losses)...............  $   798  $   231  $  (157)
                                                     =======  =======  =======

  Sales of bonds were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Bonds classified as available for sale
         Proceeds..................................  $72,396  $74,580  $58,537
         Gross realized gains......................      691    1,069    1,013
         Gross realized losses.....................      584      842      402
       Bonds classified as held to maturity
         Proceeds..................................  $   352  $ 1,281  $ 1,806
         Gross realized gains......................        5       10       17
         Gross realized losses.....................        1        1        4

  The net unrealized investment gains (losses), which are included in the consolidated balance sheets as a component of equity, and the changes for the corresponding years were as follows:


                                                        1997    1996    1995
                                                       ------  ------  -------
       DECEMBER 31
       Balance, comprised of:
         Unrealized investment gains on:
           Fixed maturities..........................  $4,766  $2,226  $ 5,166
           Equity securities.........................   1,605     563      210
           Other.....................................     294     474      380
                                                       ------  ------  -------
                                                        6,665   3,263    5,756
                                                       ------  ------  -------
         Amounts allocable to:
         Participating pension contracts.............     312       9      350
         Loss recognition............................   2,189   1,219    2,064
         Deferred policy acquisition cost............   1,147     420      748
         Deferred income taxes.......................   1,119     587      948
                                                       ------  ------  -------
                                                        4,767   2,235    4,110
                                                       ------  ------  -------
             Total...................................  $1,898  $1,028  $ 1,646
                                                       ======  ======  =======
                                                        1997    1996    1995
                                                       ------  ------  -------
       YEARS ENDED DECEMBER 31
       Balance, January 1............................  $1,028  $1,646  $  (955)
       Unrealized investment gains (losses) during
        year.........................................   3,402  (2,493)   7,665
       Unrealized investment (gains) losses allocable
        to:
         Participating pension contracts.............    (303)    341     (258)
         Loss recognition............................    (970)    845   (2,063)
         Deferred policy acquisition costs...........    (727)    328   (1,247)
       Deferred income taxes.........................    (532)    361   (1,496)
                                                       ------  ------  -------
       Balance, December 31..........................  $1,898  $1,028  $ 1,646
                                                       ======  ======  =======

4. JOINT VENTURES AND OTHER LIMITED PARTNERSHIPS

  Combined financial information for real estate joint ventures and other limited partnership interests accounted for under the equity method, in which the company has an investment of at least $10 and an equity interest of at least 10 percent, was as follows:

                                                                    1997   1996
                                                                   ------ ------
        DECEMBER 31
        Assets:
          Investments in real estate, at depreciated cost........  $  938 $1,030
          Investments in securities, at estimated fair value.....     717    621
          Cash and cash equivalents..............................     141     37
          Other..................................................     984  1,030
                                                                   ------ ------
            Total assets.........................................   2,780  2,718
                                                                   ------ ------
        Liabilities:
          Borrowed funds--third party............................     384    243
          Borrowed funds--MetLife................................     136     69
          Other..................................................     678    915
                                                                   ------ ------
            Total liabilities....................................   1,198  1,227
                                                                   ------ ------
        Partners' capital........................................  $1,582 $1,491
                                                                   ====== ======
        MetLife equity in partners' capital included above.......  $  822 $  786
                                                                   ====== ======

                                                           1997   1996   1995
                                                           -----  -----  -----
        YEARS ENDED DECEMBER 31
        Operations:
          Revenues of real estate joint ventures.........  $ 291  $ 275  $ 364
          Revenues of other limited partnership inter-
           ests..........................................    276    297    417
          Interest expense--third party..................    (25)   (11)   (26)
          Interest expense--MetLife......................    (16)   (19)   (31)
          Other expenses.................................   (396)  (411)  (501)
                                                           -----  -----  -----
        Net earnings.....................................  $ 130  $ 131  $ 223
                                                           =====  =====  =====
        MetLife earnings from real estate joint ventures
         and other limited partnership interests included
         above...........................................  $  59  $  34  $  28
                                                           =====  =====  =====

5. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  The company assumes and cedes insurance with other insurance companies. The consolidated statements of earnings are presented net of reinsurance ceded.

  The effect of reinsurance on premiums earned was as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
        YEARS ENDED DECEMBER 31
        Direct premiums............................  $12,749  $12,569  $11,944
        Reinsurance assumed........................      360      508      812
        Reinsurance ceded..........................   (1,810)  (1,615)  (1,578)
                                                     -------  -------  -------
        Net premiums earned........................  $11,299  $11,462  $11,178
                                                     =======  =======  =======
        Reinsurance recoveries netted against
         policyholder benefits.....................  $ 1,689  $ 1,667  $ 1,523
                                                     =======  =======  =======

  Premiums and other receivables in the consolidated balance sheets include reinsurance recoverables of $1,579 and $700 at December 31, 1997 and 1996, respectively.

  Activity in the liability for unpaid losses and loss adjustment expenses relating to property and casualty and group accident and nonmedical health policies and contracts was as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
        YEARS ENDED DECEMBER 31
        Balance at January 1...........................  $3,345  $3,296  $2,670
          Reinsurance recoverables.....................    (215)   (214)   (104)
                                                         ------  ------  ------
        Net balance at January 1.......................   3,130   3,082   2,566
                                                         ------  ------  ------
        Incurred related to:
          Current year.................................   2,855   2,951   3,420
          Prior years..................................      88    (114)    (68)
                                                         ------  ------  ------
            Total incurred.............................   2,943   2,837   3,352
                                                         ------  ------  ------
        Paid related to:
          Current year.................................   1,832   1,998   2,053
          Prior years..................................     815     791     783
                                                         ------  ------  ------
            Total paid.................................   2,647   2,789   2,836
                                                         ------  ------  ------
        Net balance at December 31.....................   3,426   3,130   3,082
          Plus reinsurance recoverables................     229     215     214
                                                         ------  ------  ------
        Balance at December 31.........................  $3,655  $3,345  $3,296
                                                         ======  ======  ======

  The company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to material fluctuations in the company's results of operations. The company uses excess of loss and quota share reinsurance arrangements to reduce its catastrophe losses and provide diversification of risk.

6. INCOME TAXES

  Income tax expense for U. S. operations has been calculated in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated by a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies.

  The income tax expense (benefit) of continuing operations was as follows:

                                                          CURRENT DEFERRED TOTAL
                                                          ------- -------- -----
         1997
         Federal.........................................  $432     $(26)  $406
         State and local.................................    10        9     19
         Foreign.........................................    26       25     51
                                                           ----     ----   ----
           Total.........................................  $468     $  8   $476
                                                           ====     ====   ====
         1996
         Federal.........................................  $346     $ 66   $412
         State and local.................................    25        6     31
         Foreign.........................................    27       12     39
                                                           ----     ----   ----
           Total.........................................  $398     $ 84   $482
                                                           ====     ====   ====
         1995
         Federal.........................................  $241     $ 65   $306
         State and local.................................    52        3     55
         Foreign.........................................    22       24     46
                                                           ----     ----   ----
           Total.........................................  $315     $ 92   $407
                                                           ====     ====   ====

  Reconciliations of the differences between income taxes of continuing operations computed at the federal statutory tax rates and consolidated provisions for income taxes were as follows:

                                                            1997    1996   1995
                                                           ------  ------  ----
         YEARS ENDED DECEMBER 31
         Earnings from continuing operations before
          income taxes...................................  $1,693  $1,406  $744
         Income tax rate.................................      35%     35%   35%
                                                           ------  ------  ----
         Expected income tax expense at federal statutory
          income tax rate................................     593     492   260
         Tax effect of:
           Tax exempt investment income..................     (30)    (18)   (9)
           Goodwill......................................       9     --    --
           Differential earnings amount..................     (40)     38    67
           State and local income taxes..................      15      23    37
           Foreign operations............................       7      (7)   25
           Tax credits...................................     (15)    (15)  (15)
           Prior year taxes..............................      (2)    (46)   (3)
           Sale of subsidiary............................     (41)     --    --
           Other, net....................................     (20)     15    45
                                                           ------  ------  ----
         Income taxes....................................  $  476  $  482  $407
                                                           ======  ======  ====

  The deferred income tax assets or liabilities recorded at December 31, 1997 and 1996 represent the net temporary differences between the tax bases of assets and liabilities and their amounts for financial reporting. The components of the net deferred income tax asset or liability were as follows:

                                                           1997    1996
                                                          ------  ------
       DECEMBER 31
       Deferred income tax assets:
         Policyholder liabilities and receivables........ $3,010  $2,889
         Net operating loss carryforwards................     33      38
         Other, net......................................    938     698
                                                          ------  ------
           Total gross deferred income tax assets........  3,981   3,625
         Less valuation allowance........................     24      14
                                                          ------  ------
       Deferred income tax assets, net of valuation al-
        lowance..........................................  3,957   3,611
                                                          ------  ------
       Deferred income tax liabilities:
         Investments.....................................  1,227     848
         Deferred policy acquisition costs...............  1,890   1,940
         Net unrealized capital gains....................  1,119     587
         Other, net......................................    193     199
                                                          ------  ------
           Total deferred income tax liabilities.........  4,429   3,574
                                                          ------  ------
       Net deferred income tax (liability) asset......... $ (472) $   37
                                                          ======  ======

  The sources of deferred income tax expense (benefit) and their tax effects were as follows:

                                                           1997   1996   1995
                                                           -----  -----  -----
       YEARS ENDED DECEMBER 31
       Policyholder liabilities and receivables........... $(109) $  53  $(105)
       Net operating loss carryforwards...................     5    (19)    89
       Investments........................................   382     50    199
       Deferred policy acquisition costs..................   (51)    55     49
       Change in valuation allowance......................    10      4     (6)
       Other, net.........................................  (229)   (59)  (134)
                                                           -----  -----  -----
         Total............................................ $   8  $  84  $  92
                                                           =====  =====  =====

  The valuation allowance for the tax benefits of net operating loss carryforwards reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for net operating loss carryforwards will not be realized. The benefit will be recognized when management believes that it is more likely than not that the deferred income tax asset is realizable. U.S. tax basis net operating loss carryforwards of $15 are available, subject to statutory limitation, to offset taxable income through the year 2012.

7. EMPLOYEE BENEFIT PLANS

 PENSION PLANS

  The company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of MetLife and certain of its subsidiaries. Retirement benefits are based on years of credited service and final average earnings history.

  Components of the net periodic pension (credit) cost for the defined benefit qualified and nonqualified pension plans were as follows:

                                                           1997   1996   1995
                                                           -----  -----  -----
       YEARS ENDED DECEMBER 31
       Service cost....................................... $  73  $  77  $  62
       Interest cost on projected benefit obligation......   244    232    222
       Actual return on assets............................  (318)  (273)  (280)
       Net amortization and deferrals.....................    (5)   (12)   (13)
                                                           -----  -----  -----
       Net periodic pension (credit) cost................. $  (6) $  24  $  (9)
                                                           =====  =====  =====

  The funded status of the qualified and nonqualified defined benefit pension plans and a comparison of the accumulated benefit obligation, plan assets and projected benefit obligation were as follows:

                                           1997                   1996
                                  ---------------------- ----------------------
                                  OVERFUNDED UNDERFUNDED OVERFUNDED UNDERFUNDED
                                  ---------- ----------- ---------- -----------
     DECEMBER 31
     Actuarial present value of
      obligations:
      Vested....................    $2,804      $ 251      $2,668      $223
      Nonvested.................        33          2          36         2
                                    ------      -----      ------      ----
     Accumulated benefit obliga-
      tion......................    $2,837      $ 253      $2,704      $225
                                    ======      =====      ======      ====
     Projected benefit obliga-
      tion......................    $3,170      $ 353      $2,958      $310
     Plan assets (principally
      company investment
      contracts) at contract
      value                          3,831        151       3,495       133
                                    ------      -----      ------      ----
     Plan assets in excess of
      (less than) projected
      benefit obligation........       661       (202)        537      (177)
     Unrecognized prior service
      cost......................       125         25         139        26
     Unrecognized net (gain)
      loss from past experience
      different from that
      assumed...................      (130)        21         (27)       60
     Unrecognized net asset at
      transition................      (140)       --         (176)      --
                                    ------      -----      ------      ----
     Prepaid (accrued) pension
      cost at December 31.......    $  516      $(156)     $  473      $(91)
                                    ======      =====      ======      ====

  The weighted average discount rate used in determining the actuarial present value of the projected benefit obligation ranged from 7.25 percent to 7.75 percent for 1997 and 7.25 percent to 8.0 percent for 1996. The weighted average assumed rate of increase in future compensation levels ranged from 4.5 percent to 8.5 percent in 1997 and from 4.0 percent to 8.0 percent in 1996. The assumed long-term rate of return on assets used in determining the net periodic pension cost was 8.75 percent in 1997 and ranged from 8.0 percent to
8.5 percent in 1996. In addition, several other factors, such as expected retirement dates and mortality, enter into the determination of the actuarial present value of the accumulated benefit obligation.

 SAVINGS AND INVESTMENT PLANS

  The company sponsors savings and investment plans available for substantially all employees under which the company matches a portion of employee contributions. During 1997, 1996 and 1995, the company contributed $44, $42 and $49, respectively, to the plans.

 OTHER POSTRETIREMENT BENEFITS

  The company also provides certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the company's employees may, in accordance with the plans applicable to such benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the company.

  The components of the net periodic nonpension postretirement benefit cost were as follows:

                                                              1997  1996  1995
                                                              ----  ----  ----
        YEARS ENDED DECEMBER 31
        Service cost......................................... $ 31  $ 41  $ 28
        Interest cost on accumulated postretirement benefit
         obligation..........................................  122   127   115
        Actual return on plan assets (company insurance
         contracts)..........................................  (66)  (58)  (63)
        Net amortization and deferrals.......................   (5)    2    (9)
                                                              ----  ----  ----
        Net periodic nonpension postretirement benefit cost.. $ 82  $112  $ 71
                                                              ====  ====  ====

  The following table sets forth the postretirement health care and life insurance plans' combined status reconciled with the amount included in the company's consolidated balance sheets.

                                                                 1997    1996
                                                                ------  ------
        DECEMBER 31
        Accumulated postretirement benefit obligation:
         Retirees.............................................  $1,251  $1,228
         Fully eligible active employees......................     115     145
         Active employees not eligible to retire..............     397     400
                                                                ------  ------
          Total...............................................   1,763   1,773
        Plan assets (company insurance contracts) at contract
         value................................................   1,004     897
                                                                ------  ------
        Plan assets less than accumulated postretirement
         benefit obligation...................................    (759)   (876)
        Unrecognized net gain from past experience different
         from that assumed and from changes in assumptions....    (173)    (60)
                                                                ------  ------
        Accrued nonpension postretirement benefit cost at
         December 31..........................................  $ (932) $ (936)
                                                                ======  ======

  The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 9.0 percent in 1997, gradually decreasing to 5.25 percent over five years and generally 9.5 percent in 1996 decreasing to 5.25 percent over 12 years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation ranged from 7.25 percent to 7.75 percent at December 31, 1997 and
7.0 percent to 7.75 percent at December 31, 1996.

  If the health care cost trend rate assumptions were increased 1.0 percent, the accumulated postretirement benefit obligation as of December 31, 1997 would be increased 6.75 percent. The effect of this change on the sum of the service and interest cost components of the net periodic postretirement benefit cost for the year ended December 31, 1997, would be an increase of 9.7 percent.

8. LEASES

 RENTAL INCOME ON REAL ESTATE OWNED AND LEASE EXPENSE

  In accordance with industry practice, certain of the company's lease agreements with retail tenants result in income that is contingent on the level of the tenants' sales revenues. Additionally, the company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, gross minimum rental payments and minimum sublease rental income relating to these lease agreements were as follows:

                                                                GROSS
                                                        RENTAL  RENTAL  SUBLEASE
                                                        INCOME PAYMENTS  INCOME
                                                        ------ -------- --------
         DECEMBER 31
         1998.......................................... $ 697    $146     $55
         1999..........................................   657     127      52
         2000..........................................   604     103      50
         2001..........................................   560      82      44
         2002..........................................   496      59      36
         2003 and thereafter........................... 2,724     103      68

9. DEBT

  Debt consisted of the following:

                                                         SCHEDULED
                                                         MATURITY   1997   1996
                                                         --------- ------ ------
        DECEMBER 31
        Surplus notes:
         6.300%                                               2003 $  397 $  396
         7.000%                                               2005    249    248
         7.700%                                               2015    198    197
         7.450%                                               2023    296    296
         7.875%                                               2024    148    148
         7.800%                                               2025    248    248
        Floating rate notes, interest rates
         based on LIBOR................................. 1999-2007    358     49
        Fixed rate notes, interest rates ranging from
         5.80%-10.50%................................... 1998-2007    519    135
        Zero coupon Eurobonds...........................      1999     79     71
        Other...........................................              124    158
                                                                   ------ ------
        Total long-term debt............................            2,616  1,946
        Short-term debt.................................            4,587  3,311
                                                                   ------ ------
        Total...........................................           $7,203 $5,257
                                                                   ====== ======

  Payments of interest and principal on the surplus notes may be made only with the prior approval of the Superintendent of Insurance of the State of New York (Superintendent). Subject to the prior approval of the Superintendent, the 7.45 percent surplus notes may be redeemed, in whole or in part, at the election of the company at any time on or after November 1, 2003.

  At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years amounted to $80, $377, $178, $9 and $11, respectively, and $1,979 thereafter.

10. CONTINGENCIES

  The company is currently a defendant in numerous state and federal lawsuits (including individual suits and putative class actions) raising allegations of improper marketing of individual life insurance. Litigation seeking compensatory and/or punitive damages relating to the marketing by the company of individual life insurance (including putative class and individual actions) continues to be brought by or on behalf of policyholders and others. These cases, most of which are in the early stages of litigation, seek substantial damages, including in some cases claims for punitive and treble damages and attorneys' fees, and raise, among other claims, allegations that individual life insurance policies were improperly sold in replacement transactions or with inadequate or inaccurate disclosure as to the period for which premiums would be payable, or were misleadingly sold as savings or retirement plans. Putative classes have been certified, conditionally or subject to appeal, in state court actions covering certain policyholders in California and West Virginia; class certification has been denied in a state court action in Ohio thus far. A number of the federal cases alleging improper marketing of individual life insurance have been consolidated in the United States District Court for the Western District of Pennsylvania and the United States District Court in Massachusetts for pretrial proceedings. Additional litigation relating to the company's marketing of individual life insurance may be commenced in the future. The company is vigorously defending itself in these actions.

  Regulatory authorities in a small number of states, including both insurance departments and attorneys general, have ongoing investigations of the company's sales of individual life insurance, including investigations of alleged improper replacement transactions and alleged improper sales of insurance with inaccurate or inadequate disclosures as to the period for which premiums would be payable. In addition, an investigation by the Office of the United States Attorney for the Middle District of Florida, which commenced in 1994, into certain of the retirement and savings plan selling allegations that have been a subject of regulatory inquiries, has not been closed.

  In addition to the foregoing matters, the company is a defendant in a large number of asbestos lawsuits relating to allegations regarding certain research, advice and publication activity that occurred decades ago. While the company believes that it has significant defenses to these claims and has effected settlements in many of these cases and has prevailed in certain cases, it is not possible to predict the number of such cases that may be brought or the aggregate amount of any liability that may ultimately be incurred by the company.

  Various litigation, claims and assessments against the company, in addition to the aforementioned and those otherwise provided for in the company's financial statements, have arisen in the course of the company's business, including in connection with its activities as an insurer, employer, investor and taxpayer. Further, state insurance regulatory authorities and other state authorities regularly make inquiries and conduct investigations concerning the company's compliance with applicable insurance and other laws and regulations.

  In certain of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in all such matters, it is the opinion of the company's management that their outcome, after consideration of the provisions made in the company's financial statements, is not likely to have a material adverse effect on the company's financial position.

11. OTHER OPERATING COSTS AND EXPENSES

  Other operating costs and expenses were as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
        YEARS ENDED DECEMBER 31
        Compensation costs.............................  $2,072  $1,813  $1,607
        Commissions....................................     766     722     853
        Interest and debt issue costs..................     453     311     285
        Amortization of policy acquisition costs.......     771     633     606
        Capitalization of policy acquisition costs.....  (1,000) (1,028) (1,060)
        Rent expense, net of sublease..................     179     180     184
        Restructuring charges..........................      --      18      88
        Minority interest..............................      51      30      22
        Other..........................................   2,467   2,105   1,696
                                                         ------  ------  ------
        Total..........................................  $5,759  $4,784  $4,281
                                                         ======  ======  ======

  During 1996 and 1995, the company recorded restructuring charges primarily related to the consolidation of administration and agency sales force leased office space and costs relating to workforce reductions.

12. OTHER INTANGIBLE ASSETS

  The value of business acquired and the excess of purchase price over the fair value of net assets acquired and changes thereto were as follows:

                                                        EXCESS OF PURCHASE PRICE
                                                           OVER FAIR VALUE OF
                         VALUE OF BUSINESS ACQUIRED       NET ASSETS ACQUIRED
                         ----------------------------  ----------------------------
                           1997      1996      1995      1997      1996      1995
                         --------  --------  --------  --------  --------  --------
YEARS ENDED DECEMBER 31
Net Balance, January 1.. $    358  $    381  $      6  $    544  $    377  $    413
Acquisitions............      176         7       396       387       197       221
Dispositions............      --        --        --        --        --       (236)
Amortization............      (36)      (30)      (21)      (47)      (30)      (21)
                         --------  --------  --------  --------  --------  --------
Net balance, December
 31..................... $    498  $    358  $    381  $    884  $    544  $    377
                         ========  ========  ========  ========  ========  ========
                           1997      1996      1995      1997      1996      1995
                         --------  --------  --------  --------  --------  --------
DECEMBER 31
Accumulated amortiza-
 tion................... $     87  $     51  $     21  $    148  $    101  $     71
                         ========  ========  ========  ========  ========  ========

13. DISCONTINUED OPERATIONS

  In January 1995 the company contributed its group medical benefits businesses to a corporate joint venture, The MetraHealth Companies, Inc. ("MetraHealth"). In October 1995, the company sold its investment in MetraHealth to United HealthCare Corporation. For its interest in MetraHealth, the company received $485 face amount of United HealthCare Corporation convertible preferred stock and $326 in cash (including additional consideration of $50 in 1996). The sale resulted in an aftertax loss of $36 in 1996 and an aftertax gain of $372 in 1995. Operating losses in 1997 and 1996 related principally to the finalization of the transfer of group medical contracts to United HealthCare Corporation.

  During 1995 the company also sold its real estate brokerage, mortgage banking and mortgage administration operations for an aggregate consideration of $251 (including additional cash consideration of $25 in 1996), resulting in aftertax gains of $17 in 1996 and $44 in 1995.

14. CONSOLIDATED CASH FLOWS INFORMATION

  During 1997 the company acquired assets of $3,777 and assumed liabilities of $3,347 through the acquisition of certain insurance and noninsurance companies. The aggregate purchase prices were allocated to the assets and liabilities acquired based upon their estimated fair values. During 1997 the company also reduced assets and liabilities by $4,342 and $4,207, respectively, through the sale of certain insurance operations, resulting in a pretax gain of $139. During 1995 the company also reduced assets and liabilities by $919 and $413, respectively, through the sale of its real estate brokerage, mortgage banking and mortgage administration operations.

  During 1997 the company assumed liabilities of $227 and received assets of $227 and during 1995 the company assumed liabilities of $1,573 and received assets of $1,573 through assumption of certain businesses from other insurance companies.

  For the years ended December 31, 1997, 1996 and 1995, respectively, real estate of $151, $189 and $429 was acquired in satisfaction of debt.

  During 1997 and 1995, fixed maturity securities with an amortized cost of $11,682 and $3,058, respectively, were transferred from held to maturity to available for sale.

15. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments presented below have been determined by the company using market information available as of December 31, 1997 and 1996, and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value for financial instruments for which there are no available market value quotations.

  The estimates presented below were not necessarily indicative of the amounts the company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
DECEMBER 31, 1997
Assets:
  Fixed maturities................................          $92,630    $92,630
  Equity securities...............................            4,250      4,250
  Mortgage loans on real estate...................           20,247     21,133
  Policy loans....................................            5,846      6,110
  Short-term investments..........................              705        705
  Cash and cash equivalents.......................            2,871      2,871
Liabilities:
  Policyholder account balances...................           36,433     36,664
  Short- and long-term debt.......................            7,203      7,258
Other financial instruments:
  Interest rate swaps.............................  $1,464       (1)       (19)
  Interest rate caps..............................   1,545       16         12
  Foreign currency swaps..........................     254      --         (28)
  Foreign currency forwards.......................     150      --         --
  Covered call options............................      88      (31)       (31)
  Other options...................................     565      --          (2)
  Futures contracts...............................   2,262       10         10
  Unused lines of credit..........................   2,310      --           2
                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
DECEMBER 31, 1996
Assets:
  Fixed maturities................................          $86,361    $86,588
  Equity securities...............................            2,816      2,816
  Mortgage loans on real estate...................           18,964     19,342
  Policy loans....................................            5,842      5,796
  Short-term investments..........................              741        741
  Cash and cash equivalents.......................            2,325      2,325
Liabilities:
  Policyholder account balances...................           30,470     30,611
  Short- and long-term debt.......................            5,257      5,223
Other Financial Instruments:
  Interest rate swaps.............................  $1,242      --         (14)
  Interest rate caps..............................   1,946       20         14
  Foreign currency swaps..........................     207      --         (23)
  Foreign currency forwards.......................     151        3          3
  Covered call options............................      25       (2)        (2)
  Unused lines of credit..........................   1,821      --           1

  Estimated fair values were determined as follows: publicly traded fixed maturities (approximately 78 percent of the estimated fair value of total fixed maturities) from an independent market pricing service; all other bonds at estimated fair value determined by management (based primarily on interest rates, maturity, credit quality and average life); equity securities, on quoted market prices; mortgage loans, based on discounted projected cash flows using interest rates offered for loans to borrowers with comparable credit ratings and for the same maturities; policy loans, based on discounted projected cash flows using U.S. Treasury rates to approximate interest rates and company experience to project patterns of loan accrual and repayment; cash and cash equivalents and short-term investments, at carrying amount, which is considered to be a reasonable estimate of fair value.

  Included in fixed maturities are loaned securities with estimated fair values of $6,537 and $7,293 at December 31, 1997 and 1996, respectively.

  The fair values for policyholder account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  The estimated fair value of short- and long-term debt was determined using rates currently available to the company for debt with similar terms and remaining maturities.

  For interest rate and foreign currency swaps, interest rate caps, foreign currency forwards, covered call options, other options and futures contracts, estimated fair value is the amount at which the contracts could be settled based on estimates obtained from dealers. The estimated fair values of unused lines of credit were based on fees charged to enter into similar agreements.

16. STATUTORY FINANCIAL INFORMATION

  The reconciliation of the net change in statutory surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with net earnings and equity on a GAAP basis was as follows:

                                                             1997   1996  1995
                                                            ------  ----  ----
      YEARS ENDED DECEMBER 31
      Net change in statutory surplus...................... $  227  $366  $229
      Adjustments for GAAP:
        Future policy benefits and policyholder account
         balances..........................................   (445) (165)  (17)
        Deferred policy acquisition costs..................    159   391   376
        Deferred income taxes..............................     62   (74)  (97)
        Valuation of investments...........................   (387)  (84)  106
        Statutory asset valuation reserves.................  1,170   599    30
        Statutory interest maintenance reserve.............     53    19   284
        Surplus notes......................................    --    --   (622)
        Other, net.........................................    364  (199)  410
                                                            ------  ----  ----
          Net earnings..................................... $1,203  $853  $699
                                                            ======  ====  ====

                                                               1997     1996
                                                              -------  -------
      DECEMBER 31
      Statutory surplus.....................................  $ 7,378  $ 7,151
      Adjustments for GAAP:
        Future policy benefits and policyholder account bal-
         ances                                                 (7,305)  (5,742)
        Deferred policy acquisition costs...................    6,436    7,227
        Deferred income taxes...............................     (242)     264
        Valuation of investments............................    3,474      610
        Statutory asset valuation reserves..................    3,854    2,684
        Statutory interest maintenance reserve..............    1,261    1,208
        Surplus notes.......................................   (1,396)  (1,393)
        Other, net..........................................      601      (26)
                                                              -------  -------
          Equity............................................  $14,061  $11,983
                                                              =======  =======

17. SUBSEQUENT EVENT

  On March 12, 1998 the company reached an agreement, subject to regulatory approval, to sell substantially all of its Canadian operations to a nonaffiliated life insurance company at a gain. Financial information for the Canadian operations was as follows:

                                                               1997  1996  1995
                                                               ----- ----- ----
      YEARS ENDED DECEMBER 31
        Total revenue......................................... $ 969 $ 920 $903
        Total benefits and other deductions...................   831   802  804
        Net earnings..........................................    87    83   22
                                                               1997  1996
                                                               ----- -----
      DECEMBER 31
        Total assets.......................................... 5,881 5,826
        Total equity..........................................   957   917

                                    PART II

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS

      The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

            Metropolitan Life Separate Account E

            Financial Statements for the Years Ended December 31, 1997 and
            1996
              Independent Auditors' Report
              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Notes to Financial Statements

            Metropolitan Life Insurance Company

            Financial Statements for the Years Ended December 31, 1997, 1996 and 1995
              Independent Auditors' Report
              Consolidated Balance Sheets
              Consolidated Statements of Earnings
              Consolidated Statements of Cash Flow
              Consolidated Statements of Equity
              Notes to Consolidated Financial Statements

  (B) EXHIBITS

     (1)          --Resolution of the Board of Directors of Metropolitan Life
                   establishing Separate Account E./2/
     (2)          --Not applicable.
     (3)(a)       --Not applicable.
        (b)       --Form of Selected Broker Agreement./2/
        (c)       --Participation Agreement--Calvert./5/
        (d)       --Participation Agreements--Fidelity Distributors Corp./5/
        (d)(i)    --Supplemental Agreements--Fidelity
     (4)(a)       --Amended Form of IRC Section 401 Group Annuity Contract
                   (VestMet)./5/
        (a)(i)    --Form of IRC Section 401 Group Annuity Contract
                   (Preference Plus) (Version 2)./5/
        (a)(ii)   --Form of IRC Section 401 Group Annuity Contract
                   (Preference Plus) (Allocated and Unallocated)./5/
        (a)(iii)  --Form IRC Section 401 Individual Annuity Contract
                   (Preference Plus)./5/
        (a)(iv)   --Form IRC Section 401 Group Annuity Contract (Preference
                   Plus) (Oregon)./2/
        (a)(v)    --Form IRC Section 401 Group Annuity Contract (Preference
                   Plus) (Allocated)./4/
        (a)(vi)   --Form IRC Section 401 Group Annuity Contract (Preference
                   Plus) (Allocated) (New York)./4/
        (a)(vii)  --Form of Certificate under IRC Section 401 Group Annuity
                   Contract (Preference Plus) (New York)./4/
        (b)       --Amended Form of IRC Section 403(b) Group Annuity Contract
                   (VestMet)./5/
        (b)(i)    --Amended Form of IRC Section 403(b) Group Annuity Contract
                   (Preference Plus)./5/
        (b)(i)(A) --Form of IRC Section 403(b) Group Annuity Contract
                   (Financial Freedom-LIJ)./5/


        (b)(i)(B)   --Form of IRC Section 403(b) Group Annuity Contract
                     (Enhanced Preference Plus Contract-Montefiore Medical
                     Center, Maimonides Medical Center, The Mount Sinai
                     Hospital)./2/
        (b)(i)(C)   --Form of IRC Section 403(b) Group Annuity Contract
                     (Financial Freedom Account) (New Jersey-ABP)./4/
        (b)(i)(D)   --Form of IRC Section 403(b) Group Annuity Contract
                     (Financial Freedom Account) (Texas-ORP)./4/
        (b)(i)(E)   --Form of IRC Section 403(b) Individual Annuity Contract
                     (Preference Plus) (Oregon)./4/
        (b)(ii)     --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Vest- Met)./5/
        (b)(iii)    --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Preference Plus) (Version 2)./5/
        (b)(iii)(A) --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Preference Plus) (Versions 1 and
                     2)./5/
        (b)(iii)(B) --Amended Form of Certificate under IRC Section 403(b)
                     Group Annuity Contract (Preference Plus) (New York)./5/
        (b)(iii)(C) --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract
                     (Financial Freedom Account)./5/
        (b)(iii)(D) --Forms of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Preference Plus--Enhanced TSA
                     Preference Plus Contract)./5/
        (b)(iii)(E) --Amended Form of Certificate under IRC Section 403(b)
                     Group Annuity Contract (Preference Plus)./5/
        (b)(iii)(F) --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Chapman)./5/
        (b)(iii)(G) --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Preference Plus, Enhanced Preference
                     Plus, Financial Freedom) (Oregon)./2/
        (b)(iii)(H) --Form of Endorsement under IRC Section 403(b) Group
                     Annuity Contract (Preference Plus)./2/
        (b)(iii)(I) --Form of Endorsement under Section 403(b) Group Annuity
                     Contract (Preference Plus, Enhanced Preference Plus,
                     Financial Freedom)./2/
        (b)(iv)     --Form of Texas Rider for Certificate under IRC Section
                     403(b) Group Annuity Contract (VestMet)./5/
        (b)(v)      --Form of Texas Endorsement for Certificate under IRC
                     Section 403(b) Group Annuity Contract (Preference
                     Plus)./5/
        (b)(vi)     --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Financial Freedom Account) (New
                     Jersey-ABP)./4/
        (b)(vii)    --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Enhanced Preference Plus) (Oregon)./4/
        (b)(viii)   --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Financial Freedom) (Texas-ORP)./4/
        (b)(ix)     --Form of Certificate under IRC Section 403(b) Group
                     Annuity Contract (Financial Freedom Account) (Texas-
                     ORP)./4/
        (b)(x)      --Forms of Endorsement under IRC Section 403(b) Group
                     Annuity Contract, 403(a) Group Annuity Contract and
                     Individual Retirement Annuity Contract./4/,/5/
        (b)(xi)     --Forms of Endorsement under IRC Section 403(b) Group
                     Annuity Contract./4/,/5/


        (c)       --Form of IRC Section 408 Simplified Employee Pension
                   Contract (VestMet)./5/
        (c)(i)(A) --Form of IRC Section 408 Simplified Employee Pension
                   Contract (Preference Plus) (Version 2)./5/
        (c)(i)(B) --Amended Form of IRC Section 408 Simplified Employee
                   Pension Contract (Preference Plus)./5/
        (c)(i)(C) --Form of IRC Section 408 Simplified Employee Pension
                   Contract (Preference Plus) (Oregon)./2/
        (c)(i)    --Form of IRC Section 408 Simplified Employee Pension
                   Contract (Illinois, Minnesota) (VestMet)./5/
        (c)(ii)   --Form of IRC Section 408 Simplified Employee Pension
                   Contract (Michigan) (VestMet)./5/
        (c)(iii)  --Form of IRC Section 408 Simplified Employee Pension
                   Contract (New York) (VestMet)./5/
        (c)(iv)   --Form of IRC Section 408 Simplified Employee Pension
                   Contract (South Carolina) (VestMet)./5/
        (c)(v)    --Form of IRC Section 408 Simplified Employee Pension
                   Contract (Pennsylvania) (VestMet)./5/
        (c)(vi)   --Form of IRC Section 408 Simplified Employee Pension
                   Contract (Washington) (VestMet)./5/
        (c)(vii)  --Information Statement concerning IRC Section 408
                   Simplified Employee Pension Contract (VestMet)./5/
        (d)       --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (VestMet)./5/
        (d)(i)(A) --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Preference Plus) (Version 2)./5/
        (d)(i)(B) --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Preference Plus)./5/
        (d)(i)(C) --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Preference Plus) (Oregon)./2/
        (d)(i)    --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract (VestMet)./5/
        (d)(ii)   --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract (Michigan) (VestMet)./5/
        (d)(iii)  --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Illinois, Minnesota) (VestMet)./5/
        (d)(iv)   --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Michigan) (VestMet)./5/
        (d)(v)    --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (New York) (VestMet)./5/
        (d)(vi)   --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (South Carolina) (VestMet)./5/
        (d)(vii)  --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Pennsylvania) (VestMet)./5/
        (d)(viii) --Form of IRC Section 408 Individual Retirement Annuity
                   Contract (Washington) (VestMet)./5/
        (d)(ix)   --Information Statement concerning IRC Section 408
                   Individual Retirement Annuity Contract (VestMet)./5/
        (d)(x)    --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract (VestMet)./5/

        (d)(xi)   --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract (Michigan) (VestMet)./5/
        (d)(xii)  --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract (South Carolina) (VestMet)./5/
        (d)(xiii) --Form of Endorsement to IRC Section 408 Individual Annuity
                   Contract (Preference Plus)./4/
        (e)       --Amended Form of IRC Section 408 Group Individual
                   Retirement Annuity Contract (VestMet)./5/
        (e)(1)    --Form of IRC Section 408 Group Individual Retirement
                   Annuity Contract (Preference Plus)./5/
        (e)(i)    --Form of Certificate under IRC Section 408 Group
                   Individual Retirement Annuity Contract (VestMet)./5/
        (e)(i)(A) --Form of Certificate under IRC Section 408 Group
                   Individual Retirement Annuity Contract (Preference
                   Plus)./5/
        (e)(i)(B) --Forms of Certificate under IRC Section 408 Group
                   Individual Retirement Annuity Contract (Enhanced)./2/,/5/
        (e)(i)(C) --Form of Certificate under IRC Section 408 Group
                   Individual Retirement Annuity Contract (Oregon)./2/
        (f)       --Amended Form of IRC Section 457 Group Annuity Contract
                   for Public Employee Deferred Compensation Plans
                   (VestMet)./5/
        (f)(i)    --Form of IRC Section 457 Group Annuity Contract for Public
                   Employee Deferred Compensation Plans (Preference Plus)
                   (Version 2)./5/
        (f)(ii)   --Amended Form of IRC Section 457 Group Annuity Contract
                   for Public Employee Deferred Compensation Plans
                   (Preference Plus)./5/
        (f)(iii)  --Form of IRC Section 457 Group Annuity Contract for Public
                   Employee Deferred Compensation Plans (Enhanced Preference
                   Plus)./5/
        (f)(iv)   --Form of IRC Section 457 Group Annuity Contract for Public
                   Employee Deferred Compensation Plans (Financial
                   Freedom)./5/
        (f)(v)    --Form of IRC Section 457 Group Annuity Contract for Public
                   Employee Deferred Compensation Plans (Enhanced Preference
                   Plus)./4/
        (g)       --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract which Converts Contract into
                   Non-Qualified Status (VestMet)./5/
        (g)(1)    --Form of Non-Qualified Contract (Preference Plus) (Version
                   2)./5/
        (g)(i)(A) --Amended Form of Non-Qualified Contract (Preference
                   Plus)./5/
        (g)(i)(B) --Form of Non-Qualified Contract (Preference Plus)
                   (Oregon)./2/
        (g)(i)    --Information Statement concerning IRC Section 408
                   Individual Retirement Annuity Contract with Non-Qualified
                   Endorsement (VestMet)./5/
        (g)(ii)   --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract with Non-Qualified Endorsement
                   (Michigan) (VestMet)./5/
        (g)(iii)  --Form of Endorsement to IRC Section 408 Individual
                   Retirement Annuity Contract with Non-Qualified Endorsement
                   (South Carolina) (VestMet)./5/
        (g)(iv)   --Form of Endorsement to Group Annuity Contract./5/
        (h)       --Amended Form of Non-Qualified Group Contract
                   (VestMet)./5/
        (h)(1)    --Form of Non-Qualified Group Contract (Preference
                   Plus)./5/
        (h)(i)    --Form of Certificate under Non-Qualified Group Contract
                   (VestMet)./5/
        (h)(i)(A) --Forms of Certificate under Non-Qualified Group Contract
                   (Preference Plus)./5/

        (h)(i)(A)(i)  --Form of Certificate under Non-Qualified Group
                       Contract (Preference Plus-Enhanced Contract; Enhanced
                       Preference Plus)./2/
        (h)(i)(A)(ii) --Form of Certificate under Non-Qualified Group
                       Contract (Preference Plus-Enhanced Contract; Enhanced
                       Preference Plus) (Oregon)./2/
        (h)(i)(B)     --Form of Non-Qualified Group Contract (Preference
                       Plus)./5/
        (h)(i)(C)     --Form of Non-Qualified Group Contract (Enhanced
                       Preference Plus)./5/
        (h)(i)(D)     --Form of Endorsement Concerning Nursing Home or
                       Terminal Illness./2/
        (i)           --Endorsement with respect to Individual IRA and
                       Individual Non-Qualified Contract concerning Death
                       Benefit Provisions (VestMet)./5/
        (j)           --Specimen of variable retirement annuity contract for
                       Metropolitan Variable Account B./5/
        (k)           --Proposed Form of Metropolitan Investment Annuity
                       Program, Form 37-74 MIAP for Metropolitan Life
                       Variable Account C./5/
        (l)           --Proposed Form of Metropolitan Investment Annuity
                       Program, Form 37-74 MIAP for Metropolitan Life
                       Variable Account D./5/
        (m)           --Specimen of Flexible-Purchase Variable Annuity
                       Contract for Metropolitan Variable Account A./1/
        (n)           --Specimen of Variable Annuity Contract, Forms 37TV-65
                       and 20SV-65 for Metropolitan Variable Account B./5/
        (o)           --Form of Certificate under IRC Section 403(a) Group
                       Annuity Contract (Preference Plus)./5/
        (o)(i)        --Forms of Certificate under IRC Section 403(a) Group
                       Annuity Contract (Financial Freedom)./5/
        (o)(ii)       --Form of Certificate under IRC Section 403(a) Group
                       Annuity Contract (South Carolina)./5/
        (o)(iii)      --Form of Certificate under IRC Section 403(a) Group
                       Annuity Contract (SUNY)./5/
        (o)(iv)       --Form of Certificate under IRC Section 403(a) Group
                       Annuity Contract (Oregon)./2/
        (p)           --Form of Single Premium Immediate Income Payment
                       Contract (Preference Plus)./5/
        (q)           --Form of Single Premium Immediate Income Payment
                       Certificate (Enhanced Preference Plus and Financial
                       Freedom)./5/
        (r)           --Endorsements for Single Premium Immediate Income
                       Payment Contract./5/
        (s)           --Form of Endorsement with respect to the Roth
                       Individual Retirement Annuity--Form R.S. 1220-PPA
        (s)(i)        --Form of Endorsement with respect to the Roth
                       Individual Retirement Annuity--Form R.S. 1220-PPA
                       (Minnesota).
        (s)(ii)       --Form of Endorsement with respect to the Roth
                       Individual Retirement Annuity--Form R.S. 1220-PPA (New
                       Jersey).
        (s)(iii)      --Form of Amendment with respect to the Roth Individual
                       Retirement Annuity--Form R.S. 1212-PPA.
        (s)(iv)       --Form of Amendment with respect to the Roth Individual
                       Retirement Annuity--Form R.S. 1212-PPA (Minnesota).
        (s)(v)        --Form of Amendment with respect to the Roth Individual
                       Retirement Annuity--Form R.S. 1212-PPA (New Jersey).
        (t)           --Form of Group Annuity Contract and Amendment under
                       IRC Section 415(m)--Forms G. 3043A and G. 3043A-1
                       (Financial Freedom Account).

        (u) --Form of Endorsement with respect to Waiver of Administrative Fee--Form R.S. 1206.
        (v)      --Forms of Endorsement with respect to exchange from Growth
                  Plus Account to the Preference Plus Account--Form RSC
                  E31910-2.
     (5)(a)      --Participation Request and Agreement for the IRC Section
                  401 Group Annuity Contract./5/
        (b)      --Enrollment Form with respect to the IRC Section 401 Group
                  Annuity Contract./5/
        (b)(i)   --Enrollment Form with respect to the IRC Section 401 Group
                  Annuity Contract (Preference Plus) (Allocated)./5/
        (c)      --Participation Request and Agreement for the IRC Section
                  403(b) Group Annuity Contract./5/
        (c)(i)   --Participation Request and Agreement for the IRC Section
                  403(b) Group Annuity Contract (Direct Mail Form)./5/
        (d)      --Enrollment Form with respect to the IRC Section 403(b)
                  Group Contract and the IRC Section 457 Group Annuity
                  Contract./2/
        (d)(i)   --403(b) Tax Deferred Annuity Customer Agreement
                  Acknowledgement./5/


        (d)(ii)  --Enrollment Form with respect to the IRC Section 403(b)
                  Group Annuity Contract (Enhanced Preference Plus TSA)./5/
        (d)(iii) --Enrollment Form with respect to the IRC Section 403(b)
                  Group Annuity Contract (FFA-TSA)./5/
        (e)      --Enrollment Form with respect to the IRC Section 403(b)
                  Group Annuity Contract and the IRC Section 457 Group
                  Annuity Contract./5/
        (f)      --Application for an IRC Section 408 Simplified Employee
                  Pension, IRA and Non-Qualified Contracts (Preference
                  Plus)./2/
        (f)(i)   --Application for Individual IRA and Non-Qualified Contract
                  (Direct Mail Form).
        (g)      --Employer Adoption Request Form./5/
        (g)(i)   --Employer Utilization Request Form./5/
        (g)(ii)  --Enrollment Form for IRC Section 408 Group Individual
                  Retirement Account Contract and Non-Qualified Group
                  Contract./5/
        (g)(iii) --Funding Authorization and Agreement./5/
        (g)(iv)  --Funding Authorization and Agreement (SEP)./5/
        (h)(i)   --Enrollment Form for IRC Section 408 Individual Retirement
                  Annuity, IRC Section 408k Simplified Employee Pension and
                  Non-Qualified Income Annuity Contract./5/
        (h)(ii)  --Enrollment Form for IRC Sections 403(b), 403(a) and 457
                  Group Income Annuity Contract./5/
        (h)(iii) --Enrollment Form for Group IRA Rollover Annuity (Preference
                  Plus-Enhanced Contract)./2/
        (h)(iv)  --Enrollment Form for Group Non-Qualified Supplemental
                  Savings (Preference Plus-Enhanced Contract)./2/
     (6)         --Charter and By-Laws of Metropolitan Life./2/
     (6)(a)      --By-Laws Amendment./2/
     (7)         --Not applicable.
     (8)         --Not applicable.
     (9)         --Opinion and consent of counsel as to the legality of the securities being registered./5/
     (10)        --Not applicable.

     (11)    --Not applicable.
     (12)    --Not applicable.
     (13)(a) --Powers of Attorney./2/, /4/, /5/

--------
 1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

 2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996. Power of attorney for Ruth J. Simmons was also filed.
 3. Filed with Post-Effective Amendment No. 20 to this Registration Statement on Form N-4 on April 29, 1996.
 4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997. Powers of attorney for Gerald Clark, Burton A. Dole, Jr. and Charles H. Leighton were also filed.

 5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

All other undesignated exhibits are filed herewith. Powers of Attorney for Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler are also filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                PRINCIPAL OCCUPATION &         POSITIONS AND OFFICES
          NAME                     BUSINESS ADDRESS                WITH DEPOSITOR
          ----                  ----------------------         ---------------------
Curtis H. Barnette...... Chairman and Chief Executive Officer, Director
                         Bethlehem Steel Corporation,
                         1170 Eighth Avenue,
                         Martin Tower 2118,
                         Bethlehem, PA 18016-7699.
Robert H. Benmosche..... President and Chief Operating         President and Chief
                         Officer,                               Operating Officer
                         Metropolitan Life Insurance Company,
                         One Madison Avenue,
                         New York, NY 10010.
Gerald Clark............ Senior Executive Vice-President and   Senior Executive
                         Chief Investment Officer,              Vice-President,
                         Metropolitan Life Insurance Company,   Chief Investment
                         One Madison Avenue,                    Officer and Director
                         New York, NY 10010.
Joan Ganz Cooney........ Chairman, Executive Committee,        Director
                         Children's Television Workshop,
                         One Lincoln Plaza,
                         New York, NY 10023.
Burton A. Dole, Jr. .... Retired Chairman, President and       Director
                         Chief Executive Officer,
                         Nellcor Puritan Bennett,
                         2200 Faraday Avenue,
                         Carlsbad, CA 92008-7208.
James R. Houghton....... Retired Chairman of the Board and     Director
                         Chief Executive Officer,
                         Corning Incorporated,
                         80 East Market Street, 2nd Floor,
                         Corning, NY 14830.

                                 PRINCIPAL OCCUPATION &         POSITIONS AND OFFICES
          NAME                      BUSINESS ADDRESS                WITH DEPOSITOR
          ----                   ----------------------         ---------------------
Harry P. Kamen..........  Chairman and                          Chairman, Chief
                          Chief Executive Officer,               Executive Officer
                          Metropolitan Life Insurance Company,   and Director
                          One Madison Avenue,
                          New York, NY 10010.
Helene L. Kaplan........  Of Counsel, Skadden, Arps, Slate,     Director
                          Meagher and Flom,
                          919 Third Avenue,
                          New York, NY 10022.
Charles H. Leighton.....  Retired Chairman of the Board,        Director
                          CHL Group, Inc.,
                          524 Main Street,
                          Acton, MA 01720.
Allen E. Murray.........  Retired Chairman of the Board and     Director
                          Chief Executive Officer,
                          Mobil Corporation,
                          375 Park Avenue, Suite 2901,
                          New York, NY 10152.
Stewart G. Nagler.......  Senior Executive Vice-President and   Senior Executive
                          Chief Financial Officer,               Vice-President and
                          Metropolitan Life Insurance Company,   Chief Financial
                          One Madison Avenue,                    Officer
                          New York, NY 10010.
John J. Phelan, Jr. ....  Retired Chairman and                  Director
                          Chief Executive Officer,
                          New York Stock Exchange,
                          P.O. Box 312,
                          Mill Neck, NY 11765.
Hugh B. Price...........  President and Chief Executive         Director
                          Officer,
                          National Urban League, Inc.,
                          120 Wall Street, 7th & 8th Floors,
                          New York, NY 10005.
Robert G. Schwartz......  Retired Chairman of the Board,        Director
                          President and Chief Executive
                          Officer,
                          Metropolitan Life Insurance Company,
                          200 Park Avenue, Suite 5700,
                          New York, NY 10166.
Ruth J. Simmons, Ph.D...  President,                            Director
                          Smith College,
                          College Hall 20,
                          Northhampton, MA 01063.
William C. Steere, Jr. .  Chairman of the Board                 Director
                          and Chief Executive Officer,
                          Pfizer, Inc.,
                          235 East 42nd Street,
                          New York, NY 10016

  Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

         NAME OF OFFICER                 POSITION WITH METROPOLITAN LIFE
         ---------------                 -------------------------------
Harry P. Kamen................... Chairman of the Board and Chief Executive
                                   Officer
Robert H. Benmosche.............. President and Chief Operating Officer
Gary A. Beller................... Senior Executive Vice-President and General
                                   Counsel
Stewart G. Nagler................ Senior Executive Vice-President and Chief
                                   Financial Officer
Gerald Clark..................... Senior Executive Vice-President and Chief
                                   Investment Officer
Catherine A. Rein................ Senior Executive Vice-President
William J. Toppeta............... Senior Executive Vice-President
C. Robert Henrikson.............. Senior Executive Vice-President
John H. Tweedie.................. Executive Vice-President
Jeffrey J. Hodgman............... Executive Vice-President
David A. Levene.................. Executive Vice-President
Terence I. Lennon................ Executive Vice-President
Judy E. Weiss.................... Executive Vice-President and Chief Actuary
Richard M. Blackwell............. Senior Vice-President
Daniel J. Cavanagh............... President and Chief Executive Officer -
                                   Metropolitan Property and Casualty Insurance
                                   Company, Inc.
Jon F. Danski.................... Senior Vice-President, Controller and General
                                   Auditor (Principal Accounting Officer)
James B. Digney.................. Senior Vice-President
William T. Friedewald, M.D....... Senior Vice-President
Ira Friedman..................... Senior Vice-President
Anne E. Hayden................... Senior Vice-President
Sibyl C. Jacobson................ Senior Vice-President
Joseph W. Jordan................. Senior Vice-President
Kernan F. King................... Senior Vice-President
Nicholas D. Latrenta............. Senior Vice-President
Leland C. Launer, Jr. ........... Senior Vice-President
Gary E. Lineberry................ Senior Vice-President
James L. Lipscomb................ Senior Vice-President
William D. Livesey............... Senior Vice-President
James M. Logan................... Senior Vice-President
Eugene Marks, Jr................. Senior Vice-President
Dominick A. Prezzano............. Senior Vice-President
William R. Prueter............... President and Chief Executive Officer-
                                   Canadian Operations
Joseph A. Reali.................. Senior Vice-President
Vincent P. Reusing............... Senior Vice-President
Felix Schirripa.................. Senior Vice-President
James M. Benson.................. President and Chief Executive Officer-The New
                                   England Insurance Company
Robert E. Sollmann, Jr........... Senior Vice-President
Thomas L. Stapleton.............. Senior Vice-President and Tax Director

          NAME OF OFFICER                  POSITION WITH METROPOLITAN LIFE
          ---------------                  -------------------------------
James F. Stenson................... Senior Vice-President
Stanley J. Talbi................... Senior Vice-President
Richard R. Tartre.................. Senior Vice-President
Arthur G. Typermass................ Senior Vice-President
James A. Valentino................. Senior Vice-President
Ralph F. Verni..................... Chairman, President and Chief Executive
                                     Officer-State Street Research & Management
                                     Company
Lisa Weber......................... Senior Vice-President
William J. Wheeler................. Senior Vice-President and Treasurer
Anthony J. Williamson.............. Senior Vice-President
Louis J. Ragusa.................... Vice-President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

  The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. No person has the direct or indirect power to control Metropolitan Life Insurance Company. As a mutual life insurance company, Metropolitan Life Insurance Company has no stockholders. Its Board of Directors is elected in accordance with New York Insurance Law by Metropolitan's policyholders, whose policies or contracts have been in force for at least one year. Each such policyholder has only one vote, irrespective of the number of policies or contracts held and the amount thereof. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1997

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1997. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)
          f.   MetLife Healthcare Holdings, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJFinco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                                 (i) MetLife Capital CFLI Holdings, LLC (DE)

                                       (1) MetLife Capital CFLI Leasing, LLC
                                           (DE)

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

                    (7)  MetLife Capital Funding Corp. II (Delaware)

                    (8)  MetLife Capital Funding Corp. III (Delaware)

               ii. MetLife Capital Financial Corporation (Delaware) 90% of outstanding equity interest in Metlife
                    Capital Financial Corporation held directly by Metropolitan Life Insurance Company.

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

               iv.  MetLife Capital International Ltd. (Delaware).

          b. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     5.   SSRM Holdings, Inc. (Delaware)

          a.   GFM International Investors Ltd. (United Kingdom).

          b.   GFM International Investors, Inc. (United Kingdom).

               i.   GFM Investments Limited (United Kingdom)

          c. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

          d.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

               (i)  Security First Life Insurance Company of Arizona (AZ)

          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Financial Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (72%) and by employees of Morguard (28%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).





L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q.   P.T. MetLife Sejahtera (Indonesia)

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S.   AFORE Genesis Metropolitan S.A. de C.V. (Mexico)

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Associates of New York, Inc. (New York)

          b.   Cross & Brown Construction Corp. (New York)

          c.   CBNJ, Inc. (New Jersey)

          d.   Subrown Corp. (New York)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  PESCO Plus, L.C. (Florida). Metropolitan holds a 50% interest in
      PESCO Plus, L.C. and an unaffiliated party holds a 50% interest.
      1. Public Employees Equities Services Company (Florida)
A.D.  Benefit Services Corporation (Georgia)
A.E.  G.A. Holding Corporation (MA)
A.F.  TNE-Y, Inc. (DE)
A.G.  CRH., Inc. (MA)
A.H.  NELRECO Troy, Inc. (MA)
A.I.  TNE Funding Corporation (DE)
A.J.  L/C Development Corporation (CA)
A.K.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M.  DPA Holding Corp. (MA)
A.N.  Lyon/Copley Development Corporation (CA)
A.O.  NEL Partnership Investments I, Inc. (MA)
A.P.  New England Life Mortgage Funding Corporation (MA)
A.Q.  Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital
      L.P.
A.R. Mercadian Funding L.P. ( DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.


A.S.  MetLife New England Holdings, Inc. (DE)
      1. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i. New England Securities Corporation (MA)
                1. Hereford Insurance Agency, Inc. (MA)
                2. Hereford Insurance Agency of Alabama, Inc. (AL)
                3. Hereford Insurance Agency of Minnesota, Inc. (MN)
                4. Hereford Insurance Agency of Ohio, Inc. (OH)
                5. Hereford Insurance Agency of New Mexico, Inc. (NM)
            ii.  TNE Advisers, Inc. (MA)
            iii. TNE Information Services, Inc. (MA)
         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)

      2.    New England Investment Companies, Inc. (MA)
         a. New England Investment companies, L.P. (DE) New England Investment Companies, Inc. holds a 1.7% general partnership interest in New England Investment Companies, L.P. MetLife New England Holdings, Inc. holds a 3.3% general partnership interest in New England Investment Companies, L.P.

      3.    NEIC Operating Partnership, L.P.
            New England Investment Companies, L.P. holds a 14.2% general partnership Interest and New England Investment Companies, Inc. holds a 0.00002% general Partnership Interest in NEIC operating Partnership, L.P. Metropolitan holds a 46.3% Limited Partnership Interest in NEIC Operating Partnership, L.P.
         a. NEIC Holdings, Inc. (MA)
            i.     Back Bay Advisors, Inc. (MA)

               (1) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
            ii.    R & T Asset Management, Inc. (MA)
               (1) Reich & Tang Distributors, L.P. (DE)
                   R & T Asset Management Inc.
                   holds a 1% general interest and
                   R & T Asset Management, L.P.
                   holds a 99.5% limited partner
                   interest in Reich Tang Distributors, L.P.
               (2) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (3) Reich & Tang Services, L.P. (DE)
                   R & T Asset Management, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, L.P.
                   holds a 99% limited partner interest
                   in Reich & Tang Services, L.P.
           iii.    Loomis, Sayles & Company, Inc. (MA)
               (1) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
            iv.    Westpeak Investment Advisors, Inc. (MA)
               (1) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
            v.     VNSM, Inc. (DE)
               (1) Vaughan, Nelson Scarborough & McConnell, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McConnell, L.P.

                                a.  Breen Trust Company

            vi.    MC Management, Inc. (MA)
               (1) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
            vii.   Harris Associates, Inc. (DE)
               (1) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates Securities, L.P.
               (2) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (a) Harris Partners, Inc. (DE)
                              (b) Harris Partners L.L.C. (DE)
                                  Harris Partners, Inc. holds a 1%
                                  membership interest and
                                  Harris Associates L.P. holds a 99%
                                  membership interest in Harris Partners L.L.C.
                                  (i) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                 (ii) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                (iii) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                 (iv) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (v) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
            viii.  Graystone Partners, Inc. (MA)
               (1) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

            ix.    NEF Corporation (MA)
               (1) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (2) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
            x.     New England Investment Associates, Inc.
            xi.    Snyder Capital Management, Inc.
               (1) Snyder Capital Management, L.P. NEIC Operating
                   Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
            xii.   Jurika & Voyles, Inc.
               (1) Jurika & Voyles, L.P NEIC Operating Partnership,
                   L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
         b. Capital Growth Management, L.P. (DE)
            NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
         c. AEW Capital Management, Inc. (DE)
            i. AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P.
               holds a 99% limited partnership interest in AEW Securities, L.P.
         d. AEW Capital Management L.P. (DE)
            New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
      1. AEW Investment Group, Inc. (MA)
         a. Copley Public Partnership Holding, L.P. (MA)
            AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
            Holding, L.P.
         b. AEW Management and Advisors L.P. (MA)
            AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            i. BBC Investment Advisors, Inc. (MA)
               AEW Investment Group, Inc. holds 60% of the voting securities and Back Bay Advisors, L.P. holds 40% of the voting securities of BBC Investment Advisors, Inc.
      1. BBC Investment Advisors, L.P. (MA)
         BBC Investment Advisors, Inc. holds a 1% general partnership interest and AEW Management and Advisors, L.P. holds a 59.4% limited partnership interest and Back Bay Advisors, L.P. holds a 39.6% limited partnership interest in BBC Investment Advisors, L.P.
           ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
           iii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
            iv. CREA Investors Santa Fe Springs, Inc. (MA)

      2. Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.
      3. AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
      4. AEW Hotel Investment Corporation (MA)
         a. AEW Hotel Investment, Limited Partnership (MA)
            AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
      5. Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S. A., a subsidiary of Metropolitan in which Metropolitan owns a 50% mt ST, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the voting stock of the following company: Coating
Technologies International, Inc.

NOTE:  THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE
----
       JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.

  As of February 28, 1998:

                                                   NUMBER OF
            TITLE OF CLASS                          HOLDERS
            --------------                         ---------
           Contract holders
            Qualified.............................  467,189
            Non-Qualified.........................  138,028

ITEM 28. INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

  Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life Insurance Company maintains a directors' and officers' liability policy with a maximum coverage of $100 million. A provision in the Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life acts in the following capacities with respect to the following investment companies:

    Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)
    Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)

  (b) See response to Item 25 above.

  (c)

              (1)                                      (2)
 NAME OF PRINCIPAL UNDERWRITER      NET UNDERWRITING DISCOUNTS AND COMMISSIONS
 -----------------------------      ------------------------------------------
Metropolitan Life Insurance Com-
              pany                                     N/A
              (3)
 COMPENSATION ON REDEMPTION OR                         (4)
         ANNUITIZATION                        BROKERAGE COMMISSIONS
 -----------------------------                ---------------------
           $7,593,681                                  N/A
              (5)
          COMPENSATION
          ------------
              N/A

ITEM 30. LOCATION OF ACCOUNT AND RECORDS.
  Metropolitan Life Insurance Company
  One Madison Avenue
  New York, N.Y. 10010

ITEM 31. MANAGEMENT SERVICES.

  Not Applicable

ITEM 32. UNDERTAKINGS.

  (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

  (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

  (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

  (e) The undersigned registrant represents that for its TSA Contracts it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

  (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                  SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 2ND DAY OF APRIL, 1998.

                                          Metropolitan Life Separate Account E
                                                     (REGISTRANT)

                                          by:   Metropolitan Life Insurance
                                                          Company
                                                       (DEPOSITOR)

                                                    /s/ Gary A. Beller
                                          by:__________________________________
                                                     (GARY A. BELLER)

                                              SENIOR EXECUTIVE VICE-PRESIDENT
                                                         AND
                                                      GENERAL COUNSEL


                                          Metropolitan Life Insurance Company
                                                     (DEPOSITOR)

                                                    /s/ Gary A. Beller
                                          by:__________________________________
                                                     (GARY A. BELLER)

                                              SENIOR EXECUTIVE VICE-PRESIDENT
                                                         AND
                                                      GENERAL COUNSEL

                                  SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                       TITLE                  DATE

 *----------------------------------   Chairman, Chief
           HARRY P. KAMEN               Executive Officer and
                                        Director (Principal
                                        Executive Officer)

 * ----------------------------------  President, Chief
      ROBERT H. BENMOSCHE               Operating Officer and
                                        Director


 *----------------------------------   Senior Executive
       STEWART G. NAGLER                Vice-President and
                                        Chief Financial
                                        Officer (Principal
                                        Financial Officer)
                                        and Director

                                       Senior Vice-President,
 *----------------------------------    Controller and
         JON F. DANSKI                  General Auditor
                                        (Principal Accounting
                                        Officer)

                                       Director
 *----------------------------------
         CURTIS H. BARNETTE

                                       Director
 *----------------------------------
            GERALD CLARK

                                       Director
 *----------------------------------
          JOAN GANZ COONEY

                                       Director
 *----------------------------------
         BURTON A. DOLE, JR.

                                       Director
 *----------------------------------
          JAMES R. HOUGHTON

                                       Director
 *----------------------------------
          HELENE L. KAPLAN

     /s/ Richard G. Mandel, Esq.
*By ----------------------------------                            April 2, 1998
         RICHARD G. MANDEL, ESQ.
          ATTORNEY-IN-FACT

              SIGNATURE                         TITLE                DATE

                                              Director
 *----------------------------------
         CHARLES M. LEIGHTON

                                              Director
 *----------------------------------
           ALLEN E. MURRAY

                                              Director
 *----------------------------------
         JOHN J. PHELAN, JR.

                                              Director
 *----------------------------------
            HUGH B. PRICE

 *                                            Director
  ----------------------------------
         ROBERT G. SCHWARTZ

                                              Director
 *----------------------------------

     RUTH J. SIMMONS, PH.D.

                                              Director
  ----------------------------------

 *     WILLIAM C. STEERE, JR.

     /s/ Richard G. Mandel, Esq.
  ----------------------------------                            April 2, 1998
*By
RICHARD G. MANDEL, ESQ. ATTORNEY-IN-
                FACT

                         INDEPENDENT AUDITORS' CONSENT

Contractholders of Metropolitan Life Separate Account E:

  We consent to the use in this Post-Effective Amendment No. 23 to Registration Statement No. 2-90380 of our opinion dated March 6, 1998, relating to Metropolitan Life Separate Account E, our opinion dated February 12, 1998 (except for note 17, as to which the date is March 12, 1998), relating to Metropolitan Life Insurance Company, to the reference to us under the heading "Independent Auditors", appearing in the Statement of Additional Information, which is a part of such Registration Statement, and to the reference to us under the heading "Condensed Financial Information" appearing in the Prospectuses, which are also a part of such Registration Statement.

DELOITTE & TOUCHE LLP
New York, New York

April 2, 1998